As filed with the Securities and Exchange Commission on April 19, 2013

File Nos. 333-69386; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT of 1940	☒
Amendment No. 105	☒

Penn Mutual Variable Annuity Account III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Kevin T. Reynolds

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

(Name and Address of Agent for Service)

Copy to:

Michael Berenson

Bingham McCutchen LLP

2020 K Street, N.W.

Washington, D.C. 20006

Title of Securities Being Registered: Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2013

PennFreedom® Variable Annuity

PROSPECTUS — MAY 1, 2013

Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments

PENNFREEDOM

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an individual variable and fixed annuity contract (“Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
•

has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest which will vary, but will never be less than a guaranteed minimum rate (guaranteed rate is determined at the issue of the Contract and stays the same for the life of the Contract, the guaranteed rate is 3% for contracts purchased prior to November 17, 2011),

•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
•	allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
•	offers enhanced guaranteed minimum death benefit options,
•	offers an estate enhancement death benefit option,
•	offers death benefit enhancement rider options,
•	offers an optional guaranteed minimum accumulation benefit rider,
•	offers an optional guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit rider,
•	offers a growth and income advantage benefit rider, and
•	offers a purchasing power protector benefit rider with an adjustment for changes in the inflation rate.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge of up to 8% on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2013, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”), and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investments, L.P.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

GLOSSARY

We have included in this section additional explanation of certain words or terms used in this prospectus. These words or terms are capitalized throughout this prospectus.

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Age Actual:  True calendar age in exact years (including fractions).

Age Nearest Birthday:  Age rounded to nearest whole number of years.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Date:  The date the contract is issued.

Contract Owner:  The person specified in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Accounts:  The two fixed account options available under the Contract that are used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account and a Twelve Month Dollar Cost Averaging Account.

Fixed Account Value:  The value of amounts held under the Contract in all fixed interest accounts.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

We or Us:  A reference to “we” or “us” denotes The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  A reference to “you” denotes the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None

Maximum Contingent Deferred Sales Charge	8% of purchase payments withdrawn(a)

Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$40(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.30%
Contract Administration Charge	0.15%

Total Separate Account Annual Expenses (without riders)	1.45%
Contract Rider Charges (Optional)
Enhanced Guaranteed Minimum Step-Up Death Benefit Rider	0.25%(c)(d)
Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider	0.35%
Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20%(e)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30%(f)
Estate Enhancement Death Benefit Rider (for Annuitants Ages 71 to 80)	0.60%(g)
Guaranteed Minimum Accumulation Benefit Rider	1.00%(h)
Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (for Annuitants Ages 35 to 80)	1.00%(i)
Growth and Income Advantage Benefit Rider	1.00%(j)
Purchasing Power Protector Benefit Rider	1.25%(k)
Total Separate Account Annual Expenses, Including Maximum Charges for Contract Riders (as a percentage of Variable Account Value)	3.05%(l)

Optional Death Benefit Enhancement Riders(m)	Monthly Charge Per $1,000 Benefit
	Minimum	Maximum
	$0.208	$17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.34%	1.72%

(a)	The charge decreases each year to zero in the fifth contract year as follows: first contract year — 8%; second contract year — 7%; third contract year — 6%; fourth contract year — 5%; fifth contract year and thereafter — 0%. See What Charges Do I Pay? in this prospectus.
(b)	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c)	The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d)	This rider is not available on Contracts issued after November 1, 2002.
(e)	The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(f)	The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(g)	The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.

(h)	The current annual charge for this rider is 0.60% and may not be increased beyond the maximum of 1.00%.
(i)	The current annual charge for this rider is 0.90% and for a single life guarantee and 1.00% for a joint life guarantee and neither may be increased beyond the maximum of 1.00%.
(j)	The current annual charge for this rider is 0.90% for a single life guarantee and 1.00% for a joint life guarantee and neither may be increased beyond the maximum of 1.00%.
(k)	The current annual charge for this rider is 1.15% for a single life guarantee and 1.25% for a joint life guarantee assessed as a percent of the Withdrawal Base, and neither may be increased beyond the maximum of 1.25%.
(l)	This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.45% and 3.05%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.
(m)	A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for a rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis on the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.

The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.31%		0.00%	0.49%	0.00%		0.49%
Limited Maturity Bond	0.30%	0.27%		0.01%	0.58%	0.00%		0.58%
Quality Bond	0.31%	0.25%		0.02%	0.58%	0.00%		0.58%
High Yield Bond	0.50%	0.32%		0.00%	0.82%	0.00%		0.82%
Flexibly Managed	0.60%	0.24%		0.00%	0.84%	0.00%		0.84%
Balanced	0.00%	0.23%		0.43%	0.66%	0.04%	(1)	0.62%
Large Growth Stock	0.63%	0.28%		0.00%	0.91%	0.00%		0.91%
Large Cap Growth	0.55%	0.35%		0.00%	0.90%	0.00%		0.90%
Large Core Growth	0.60%	0.29%		0.00%	0.89%	0.00%		0.89%
Large Cap Value	0.60%	0.28%		0.01%	0.89%	0.00%		0.89%
Large Core Value	0.60%	0.28%		0.00%	0.88%	0.00%		0.88%
Index 500	0.07%	0.27%		0.00%	0.34%	0.00%		0.34%
Mid Cap Growth	0.70%	0.30%		0.00%	1.00%	0.00%		1.00%
Mid Cap Value	0.55%	0.29%		0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.36%		0.06%	1.14%	0.00%		1.14%
SMID Cap Growth	0.75%	0.37%		0.01%	1.13%	0.07%	(1)	1.06%
SMID Cap Value	0.95%	0.32%		0.00%	1.27%	0.13%	(1)	1.14%
Small Cap Growth	0.75%	0.35%		0.00%	1.10%	0.00%		1.10%
Small Cap Value	0.85%	0.28%	(1)	0.07%	1.20%	0.00%		1.20%
Small Cap Index	0.30%	0.39%		0.09%	0.78%	0.14%	(1)	0.64%
Developed International Index	0.30%	0.70%		0.00%	1.00%	0.41%	(1)	0.59%
International Equity	0.85%	0.32%		0.00%	1.17%	0.00%		1.17%
Emerging Markets Equity	1.18%	0.54%		0.00%	1.72%	0.00%		1.72%
Real Estate Securities	0.70%	0.31%		0.00%	1.01%	0.00%		1.01%
Aggressive Allocation	0.10%	0.25%		0.94%	1.29%	0.02%	(1)	1.27%
Moderately Aggressive Allocation	0.10%	0.22%		0.87%	1.19%	0.00%		1.19%
Moderate Allocation	0.10%	0.21%		0.79%	1.10%	0.00%		1.10%
Moderately Conservative Allocation	0.10%	0.22%	(1)	0.69%	1.01%	0.00%		1.01%
Conservative Allocation	0.10%	0.23%		0.60%	0.93%	0.00%		0.93%

(1)

There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund. Under this agreement, to the extent Penn Mutual and/or the Fund’s investment adviser does not have an obligation to waive their fees or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and/or the investment adviser, if any, during the Fund’s preceding three fiscal years. Pursuant to this agreement, 0.02% and 0.01% of the previously waived advisory fees for the Small Cap Value Fund and Moderately Conservative Allocation Fund, respectively, was recouped by the Fund’s investment adviser during fiscal year 2012.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Aggressive Allocation	0.33%

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,201	$1,985	$2,407	$4,840
Assuming Minimum Total Annual Fund Expenses	$1,076	$1,616	$1,774	$3,693

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$479	$1,441	$2,407	$4,840
Assuming Minimum Total Annual Fund Expenses	$344	$1,047	$1,774	$3,693

(3)	If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,056	$1,556	$1,668	$3,493
Assuming Minimum Total Annual Fund Expenses	$929	$1,168	$980	$2,126

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$322	$983	$1,668	$3,493
Assuming Minimum Total Annual Fund Expenses	$184	$569	$980	$2,126

*	The examples do not reflect charges for any Optional Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive, and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2012 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.:

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term capital growth primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund — long-term growth of capital (capital appreciation).

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investments, L.P., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management, LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of full and fractional Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of full and fractional Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

Accumulation Units — Valuation

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.30% and contract administration charge at an annual rate of 0.15% assessed against the Subaccount.

THE FIXED INTEREST ACCOUNTS

The fixed interest accounts are part of the Company’s general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

•	the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

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the fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Subaccounts and/or the fixed interest accounts in which your purchase payments are invested;

•	whether or not to transfer money among the available Subaccounts and fixed interest accounts;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Code in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified contracts).

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application. We hold your initial purchase payment in a non-interest bearing account until it is applied to your Contract or returned to you.

The minimum initial purchase payment that we will accept is $10,000, with minimum subsequent purchase payments of $1,000, although we may decide to accept lower amounts. The Contract form describes a total purchase payment maximum of $2 million. We will accept up to $2 million in cumulative purchase payments per annuitant, across all Variable Annuity contracts with Penn Mutual.

What Types of Annuity Payments May I Choose?

You may choose from the following options:

•	An annuity for a set number of years — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

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A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we and you may agree upon.

You may choose a variable annuity (except for the set number of years option), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the Subaccounts that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four Subaccounts (three if you also choose a portion as a fixed annuity). In addition, you may not select other Subaccounts after the Annuity Date.

When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit values among the Subaccounts of the Separate Account that you choose on the Annuity Date.

Fixed Annuity Payments.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

Other Information.  Unless you tell us otherwise:

•	you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

•	the total Contract Value will be annuitized under the fixed annuity option.

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your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant’s 95th birthday, or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month. We will dispense your annuity payments on the date all required forms are received.

You may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. The less frequently we make payments, the larger each payment will be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate.

You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

For Contracts issued on and after August 11, 2003, if the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Separate Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Fixed Account death benefit is the Fixed Account Value. The Separate Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Separate Account, less adjusted partial withdrawals and transfers. “Adjusted partial withdrawals and transfers” means the amount of each partial withdrawal from or transfer out of the Separate Account, multiplied by the amount of the Separate Account death benefit just before the partial withdrawal or transfer, divided by your Variable Account Value just before the partial withdrawal or transfer. If you make a partial withdrawal or transfer at a time when the amount of your Separate Account death benefit is greater than your Variable Account Value, then your Separate Account death benefit amount will be reduced by an amount greater than the amount withdrawn or transferred.

For Contracts issued prior to August 11, 2003, the Separate Account death benefit is the greater of: (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Separate Account, less partial withdrawals and transfers from the Separate Account on a dollar-for-dollar basis.

We generally pay the death benefit within seven days after we receive proof of death and all required information.

Optional Guaranteed Minimum Death Benefit Riders.  The guaranteed minimum death benefit riders described in the next two paragraphs are not available on Contracts issued after November 1, 2002.

Guaranteed Minimum Step-Up Death Benefit Rider.  The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For purposes of this death benefit rider only, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Separate Account within the Contract Year. If a withdrawal or transfer is made from the Separate Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer.

Guaranteed Minimum Rising-Floor Death Benefit Rider.  The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Separate Account, minus a reduction for any withdrawals or transfers made from the Separate Account (as described below), plus interest at 5%. Interest is calculated for the period amounts are held in the Separate Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Separate Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Separate Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Separate Account, less withdrawals and transfers out of the Separate Account.

A guaranteed minimum death benefit rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract or transfer the full value out of the Separate Account. For information on the cost of the guaranteed minimum death benefit riders, see What Charges Do I Pay? in this prospectus.

Optional Death Benefit Enhancement Riders.  If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract, and this must be elected at the time of application. If you purchase a death benefit enhancement rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. A death benefit enhancement rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

We offer two different death benefit enhancement riders: the Rising Floor Plus Death Benefit Enhancement Rider and the Step-Up Plus Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. Neither rider may be purchased in combination with any other riders described in this prospectus, except (1) Contract Owners who purchased either of the riders prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below, or (2) Contract Owners that purchased the Estate Enhancement Death Benefit Rider. The Death Benefit Enhancement from either of these riders is limited to $1 million. The Death Benefit Enhancement is payable until age 95. If the Account Value is reduced to zero, the Death Benefit Enhancement will terminate.

Rising Floor Plus Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Separate Account adjusted for any withdrawals from the Separate Account.

On the contract date, the Minimum Death Benefit Amount is equal to purchase payments paid into the Separate Account.

On the first day of the calendar month following the contract date and all subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the later of the contract date and the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

Step-Up Plus Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following each contract anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account adjusted for any withdrawals from the Separate Account.

On the contract date, the Minimum Death Benefit Amount is equal to purchase payments paid into the Separate Account.

On the first day of the calendar month following the contract date and all subsequent calendar months prior to the next contract anniversary, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the later of the contract date and the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

On the first day of the calendar month following contract anniversary, the Minimum Death Benefit Amount is equal to the greater of (1) and (2) where:

(1)	is (a) plus (b) minus (c) as follows:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

(2)	is (a) plus (b) minus (c) as follows:

a)	is the Variable Account Value on the prior contract anniversary until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account since the prior contract anniversary; and

(c)	is an adjustment for withdrawals taken from the Separate Account since the prior contract anniversary. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. This rider may not be purchased in combination with any other rider described in this prospectus, except (1) Contract Owners who purchased the rider prior to May 1, 2007, who may purchase the Optional Guaranteed Minimum Accumulation Benefit Rider described below, or (2) Contract Owners who purchased the Rising Floor Plus Death Benefit Rider or Step-Up Plus Death Benefit Rider. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments subject to a limit as specified in the Contract.

The Estate Enhancement Benefit Percentage and Benefit Cap vary based on the issue age of the Annuitant as shown below:

Issue Age Range	Estate Enhancement Benefit %	Estate Enhancement Benefit Cap % (applied to total purchase payments net of withdrawals)
1 - 60	40%	100%
61 - 70	35%	60%
71 - 80	30%	40%
81 and above	0%	0%

If the purchase payments exceed the sum of Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, no estate enhancement death benefit will be paid.

Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount before applying the limit would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the benefit amount before applying the limit is less than the cap. Therefore, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount before applying the limit would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the benefit amount before applying the limit is greater than the estate enhancement death benefit would be capped at $48,000.

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

Treatment of Transfers.  Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account from the Dollar Cost Averaging Accounts. An Optional Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

Choosing a Lump Sum or Annuity.  Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

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If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years except that an IRA can be continued as long as the Beneficiary withdraws annually an amount based on the Beneficiary’s life expectancy at the date of death of the IRA owner (until paid out, the death benefit will be allocated to Subaccounts of the Separate Account and/or the fixed interest accounts as directed by the Beneficiary).

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If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary’s life or over a period not longer than the Beneficiary’s life expectancy.

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If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract of the same policy form, or a form designated by us if this form is no longer available for sale, and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?

Transfer Limits.  Notwithstanding any other provision of this contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year. Transfers pursuant to Dollar Cost Averaging or to Automatic Rebalancing programs will not count against this limit.

Before the Annuity Date.  You may transfer your Contract Value among Subaccounts of the Separate Account and the fixed interest accounts.

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The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the Subaccount or fixed interest account must be at least $250.

•	You may transfer amounts from a fixed interest account only at the completion of the interest period or within 25 days thereafter.

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You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

•	You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

After the Annuity Date.  You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among Subaccounts of the Separate Account.

•	The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

•	Transfers are currently limited to the Subaccounts selected at the time of annuitization.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If you have Contract Value of at least $10,000, you may allocate money to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. The minimum transfer to each Subaccount must be at least $50. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from these variable Subaccounts for up to 60 months, from the Six Month Dollar Cost Averaging Account for up to 6 months and from the Twelve Month Dollar Cost Averaging Account for up to twelve months. Only new purchase payments may be allocated to the six and twelve month Dollar Cost Averaging accounts. If you stop the program while in the Six or Twelve Month Dollar Cost Averaging Accounts, any money left in the account will be transferred into the Money Market Subaccount.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your assets allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect automatic rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

May I Withdraw Any of My Money?

Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive proper authorization (and the Contract, in case of a full withdrawal) from the Contract Owner at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

•	The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount (as defined below) if that amount is less than $500.

•

You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in the Subaccount or fixed interest account from which the withdrawal is made is at least $250.

•

If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest accounts beginning with the fixed interest account with the shortest interest period. Within a fixed interest account, partial withdrawals will be made from amounts most recently allocated, renewed or transferred.

Systematic Withdrawals.  If you have not exhausted your Free Withdrawal Amount in the current Contract Year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $50. Your payments will begin on the next withdrawal date following one modal period after we receive your request. Please note that no confirmations will be sent on systematic withdrawals. They will, however be reflected on statements. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

The first year Systematic Withdrawals are elected the entire amount of the withdrawal requested will be disbursed among the remaining Systematic Withdrawal payments to be made prior to the next contract anniversary. Systematic Withdrawal amounts will then be recalculated upon the next contract anniversary to reflect the annual withdrawal amount requested and a full year of systematic payments. For example, if you request your Free Withdrawal Amount with monthly Systematic Withdrawals and there are four months remaining in your Contract Year, you will receive the entire Free Withdrawal Amount divided by the four payments remaining in your Contract Year. Upon your next contract anniversary, your monthly Systematic Withdrawal payment will be recalculated to be 1/12 of the annual Free Withdrawal Amount. This could result in lower Systematic Withdrawal payments in your second year of withdrawal.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Optional Guaranteed Minimum Accumulation Benefit Rider.  You may purchase a guaranteed minimum accumulation benefit rider as part of your Contract at the time the Contract is issued or on any contract anniversary after your Contract is issued as long as we receive written notice of your intention to do so. This rider may not be purchased in combination with any other rider described in this prospectus, except that this rider is available to Contract Owners who purchased the Optional Death Benefit Enhancement Riders or the Estate Enhancement Death Benefit Rider prior to May 1, 2007. The date of such purchase, however, must be at least ten years prior to the Annuity Date specified in the contract. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, at least 30 calendar days prior to your contract anniversary date.

A guaranteed minimum accumulation benefit ensures the availability of a minimum Contract Value at the end of the benefit period, which is defined below. It may provide protection in the event of lower Contract Values that may result from the investment performance of the Contract. The Company also reserves the right to make the availability of the guaranteed minimum accumulation benefit contingent upon the investment of the entire Contract Value, according to an asset allocation program established by the Company for the full benefit period. At the present time, no asset allocation program is required for this rider. If the Company requires an asset allocation program in the future, the asset allocation program will only apply to new purchasers of this benefit.

The guaranteed minimum accumulation benefit will be equal to the Contract Value at the start of the benefit period, plus the amount of any subsequent purchase payments received during the first Contract Year of the benefit period, reduced by a proportional amount for any partial withdrawals of the Contract Value during the benefit period. The reductions in the guaranteed minimum accumulation benefit will occur as of the date of each applicable partial withdrawal. If the guaranteed minimum accumulation benefit exceeds the Contract Value at the end of the benefit period, which is equal to ten years, the Company will increase the Contract Value so that it equals the guaranteed minimum accumulation benefit. At the end of the benefit period, the Contract Owner can elect to renew the guaranteed minimum accumulation benefit for a new benefit period.

The Contract Owner may elect to increase the guaranteed minimum accumulation benefit through the use of the Step-Up Benefit as of the Step-Up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. The Step-Up Benefit is the increase of the guaranteed minimum accumulation benefit to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary. An additional Step-Up Benefit can be elected on or after the 5th anniversary of the most recent Step-Up Benefit Date. Electing a Step-Up of the guaranteed minimum accumulation benefit extends the benefit period for an additional five years from the Step-Up date.

The guaranteed minimum accumulation benefit will terminate under the following conditions:

a)	at the end of the benefit period if the guaranteed minimum accumulation benefit is not renewed;

b)	on the contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the agreement;

c)	full surrender of the Contract;

d)	date of the first death of a Contract Owner or the date of death of the last surviving Annuitant; or

e)	annuitization.

Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider (Growth & Income Protector Benefit Rider)  At the time you purchase your Contract, you may purchase a Growth & Income Protector Benefit rider for an additional charge, which includes the following enhancements to your Contract:

1)	Guaranteed Minimum Accumulation Benefit (GMAB) — This benefit allows the Annuitant or Joint Annuitant, if applicable, to receive the guaranteed return of initial purchase payments, plus a percentage of additional purchase payments, for the first 10 years, pro-rated for withdrawals. If the GMAB exceeds the contract value in year 10, the contract value will be increased to equal the GMAB.

2)	Guaranteed Minimum Withdrawal Benefit — This benefit permits the Annuitant or Joint Annuitant, if applicable, to receive annual minimum payments regardless of the Contract Value either for a certain period of time or for the Annuitant’s lifetime or Joint Annuitant’s lifetime.

3)	Death Benefit Enhancement — The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant, a death benefit enhancement in addition to the death benefit provided in your Contract.

Complete descriptions of these three enhancements are included below.

How do I elect the Growth & Income Protector Benefit Rider?

You may elect the Growth & Income Protector Benefit rider at the time of purchase of your Contract for an additional charge. The Rider Effective Date is the Contract Date. This rider may not be added after you purchase your Contract and may not be selected in combination with any other Living Benefit or Death Benefit riders described in this Prospectus. This rider can be purchased on a single or a joint life basis. The joint life basis permits joint annuitants, but does not allow joint ownership of the Contract.

You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date. (Issue age is determined by age nearest birthday.) The Contract Owner must satisfy the requirements of the base Contract.

Important information to note about the Growth & Income Protector Benefit Rider:

–	At the present time, there are no investment allocation restrictions required for this rider. However, the Company reserves the right to impose certain investment allocation restrictions in the future. If the Company imposes investment allocation restrictions in the future, the restrictions may apply to in-force and/or new contracts, upon the Company’s discretion.

–	The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect. Rider Charges are subject to change in the future. (See “Rider Charges” section of the Prospectus for details.)

–	All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and Death Benefit.

–	Once you elect this rider, any withdrawal will still be subject to the terms of the Contract. This includes the Free Withdrawal Amount.

–	If the Withdrawal Amount is greater than the Free Withdrawal Amount, we will apply Contingent Deferred Sales Charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

–	The rider may not be added after you purchase your Contract or in combination with any other riders.

–	The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above. (See “What are the Death Benefits under my Contract?” section of the Prospectus for details.)

–	The rider can be terminated on or after the fifth contract anniversary.

(1)	GUARANTEED MINIMUM ACCUMULATION BENEFIT

The Guaranteed Minimum Accumulation Benefit (GMAB) will be equal to the Contract Value at the start of the benefit period, plus a percentage (set forth in the table below), of any subsequent purchase payments received during the benefit period, reduced by a proportional amount for any withdrawals during the benefit period. The benefit period is 10 years from the effective date of the rider. The reductions in the GMAB will occur as of the date of each applicable withdrawal. If the GMAB exceeds the Contract Value at the end of the benefit period, the Company will increase the Contract Value so that it equals the GMAB. At the end of 10 years, the GMAB will be automatically renewed for a new benefit period. The GMAB benefit period may also reset upon the election of a Step-Up Benefit (see below).

Step-Up Benefit and Step-Up Benefit Date — The Step-Up Benefit for the GMAB is the increase in the GMAB to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the fifth anniversary of the effective date of the rider.

On the Step-Up Benefit Date, the Contract Owner has the option to increase both the GMAB and the Guaranteed Minimum Withdrawal Benefit (see below). If the Contract Owner elects to exercise the Step-Up Benefit, both the GMAB and the Guaranteed Minimum Withdrawal Benefit (see below) are evaluated for Step-Up. A Step-Up is effective if either the GMAB and/or the Guaranteed Minimum Withdrawal Benefit is increased to the Contract Value as of the most recent Step-Up Benefit Date.

Once a step-up has been elected and is effective, if the GMAB is increased to the Contract Value, a new 10-year benefit period begins. An additional Step-Up Benefit cannot be elected until after the fifth anniversary of the most recent Step-Up Benefit Date.

To elect a Step-Up Benefit, written notice must be received by The Penn Mutual Life Insurance Company, Annuity Customer Service, Philadelphia, PA 19172, 30 days prior to the contract anniversary.

How will additional Purchase Payments affect the Guaranteed Minimum Accumulation Benefit Base?

For each 10-year benefit period, subsequent purchase payments made to the Contract will increase the Guaranteed Minimum Accumulation Benefit Base as follows:

•	100% of Purchase Payments made in years one through two

•	90% of Purchase Payments made in years three through four

•	80% of Purchase Payments made in years five through six

•	70% of Purchase Payments made in years seven through eight

•	60% of Purchase Payments made in years nine through ten

How will withdrawals affect the Guaranteed Minimum Accumulation Benefit Base?

The Guaranteed Minimum Accumulation Benefit Base will be reduced by the withdrawal in a proportional manner. The reductions in the Guaranteed Minimum Accumulation Benefit Base occur as of the date of each applicable withdrawal. The proportional reduction, which is subtracted from the GMAB base immediately prior to the withdrawal, is determined by multiplying (i) and (ii) where:

(i)	is the Guaranteed Minimum Accumulation Benefit immediately prior to the withdrawal, and

(ii)	is a ratio of the current withdrawal amount to the Contract Value immediately prior to the withdrawal.

Example:  Assume there is a single $7,500 withdrawal during a Contract Year. Suppose that the Contract Value and Guaranteed Minimum Accumulation Benefit Base just prior to the withdrawal are $110,000 and $100,000 respectively.

The Guaranteed Minimum Accumulation Benefit Base will be reduced by the following amount:

Guaranteed Minimum Accumulation Benefit Base x (Withdrawal/Contract Value) =

$100,000 x ($7,500/$110,000) = $6,818.18

If the Contract Value just before the $7,500 withdrawal was $90,000, the reduction to the Guaranteed Minimum Accumulation Benefit Base would be as follows:

Guaranteed Minimum Accumulation Benefit Base x (Withdrawal/Contract Value) =

$100,000 x ($7,500/$90,000) = $8,333.33

(2)	GUARANTEED MINIMUM WITHDRAWAL BENEFIT

What are the two withdrawal options that I can choose with this rider?

The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts annually in two different ways — via the Return of Benefit Base Withdrawal Option or the Guaranteed Lifetime Withdrawal Option.

The Guaranteed Minimum Withdrawal Benefit Base (see below for description) is the starting point for determining the amounts you receive under the two minimum withdrawal options. These options are defined below and operate concurrently until one or both terminate.

1)	The Return of Benefit Base Withdrawal Option — You can withdraw an amount annually until the Guaranteed Minimum Withdrawal Benefit Base (see below for a description) is depleted. The amount that can be withdrawn is called the Guaranteed Annual Withdrawal Amount. This amount is first determined by multiplying the initial Guaranteed Minimum Withdrawal Benefit Base by the Guaranteed Annual Withdrawal Percentage. The current Guaranteed Annual Withdrawal Percentage is 7.0%.

2)	The Guaranteed Lifetime Withdrawal Option — You can withdraw an amount annually as long as either the Annuitant or Joint Annuitant, if applicable, is alive. The amount that can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount. This amount is first determined by multiplying the initial Lifetime Withdrawal Benefit Base by the Guaranteed Annual Lifetime Withdrawal Percentage. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0%. Any change in the Lifetime Withdrawal Benefit Base will also change the Guaranteed Annual Lifetime Withdrawal Amount on the Contract Anniversary.

How do I begin taking withdrawals?

To begin withdrawals, call Annuity Customer Service at 1-800-523-0650.

What if I withdraw less than the Guaranteed Annual Withdrawal Amount or Guaranteed Annual Lifetime Withdrawal Amount?

For both withdrawal options, you may take withdrawals equal to or less than the Guaranteed Annual Amount during each Contract Year as calculated per the above. Withdrawals in a Contract Year that do not exceed the Guaranteed Annual Amount do not affect the guaranteed amount for that option for subsequent years: if you elect to take less than or none of the Guaranteed Annual Amount in any given Contract Year, the Guaranteed Annual Amount is not increased in subsequent Contract Years. You cannot carry over any unused guaranteed withdrawal amounts to any future Contract Years.

Example: Suppose that with either withdrawal option, the Guaranteed Annual Amount is $1,000 and you withdraw $500 during the current Contract Year. The Guaranteed Annual Amount will not increase by $500 in the next Contract Year.

What if I withdraw more than the Guaranteed Annual Amount?

Each Contract Year, if your Contract Value is greater than zero, you may withdraw more than the Guaranteed Annual Amount in effect at the time of the withdrawal request. Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Amount is referred to as an Excess Withdrawal. An Excess Withdrawal could significantly reduce your Guaranteed Minimum Withdrawal Benefit Base by more than your actual Excess Withdrawal amount. Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Amount.

Once I select a withdrawal option, can I change to the other option?

Even after you start withdrawing from one option, you may exchange to the other option and back as frequently as you want until one or both of them terminate. However, it is important to note that if you switched from a Return of Benefit Base Withdrawal Option to a Lifetime Benefit Base Withdrawal Option, the portion of the Guaranteed Annual Withdrawal Amount that was in excess of the Guaranteed Annual Lifetime Withdrawal Amount will be treated as an Excess Withdrawal under the Lifetime Benefit Base Withdrawal Option. This will result in a reduced Guaranteed Annual Lifetime Withdrawal Amount in subsequent years.

What is the Guaranteed Minimum Withdrawal Benefit Base?

The Guaranteed Minimum Withdrawal Benefit Base is the starting point for determining the amounts you receive under the two minimum withdrawal options.

1)	On the Contract Date:

The Guaranteed Minimum Withdrawal Benefit Base is the Initial Purchase Payment received and any Purchase Payment Enhancement, if applicable.

2)	After the Contract Date, but prior to the date of the first withdrawal:

The Guaranteed Minimum Withdrawal Benefit Base is equal to the greater of (a) or (b), below, where:

(a)	is the sum of each Purchase Payment received and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate equal to the Benefit Base Accumulation Rate (described below) until the earlier of 10 years from the Contract Date or the Benefit Base Accumulation Cease Date (described below) and the date of the first withdrawal; and

(b)	is the highest Contract Value as of any Contract Anniversary Date until the earlier of 10 years from the Contract Date or the Benefit Base Accumulation Cease Date (described below) and the date of the first withdrawal.

3)	On the date of the first withdrawal:

The Guaranteed Minimum Withdrawal Benefit Base is equal to the greatest of (a), (b) or (c) below, where:

(a)	is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal;

(b)	is the sum of each Purchase Payment received and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate equal to the Benefit Base Accumulation Rate (described below) until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(c)	is the highest Contract Value on any Contract Anniversary Date until the earlier of 10 years and the date of the first withdrawal;

The current Benefit Base Accumulation Rate is 3% and the current Benefit Base Accumulation Cease Date is 10 years from the contract issue date. For contracts issued prior to May 4, 2009, the Benefit Base Accumulation Rate is 5% (3% for contracts issued in Washington).

How can the Guaranteed Minimum Withdrawal Benefit Base be affected?

Your Benefit Base may be affected by withdrawals, step-ups or additional purchase payments:

Effect of Withdrawals on Guaranteed Minimum Withdrawal Benefit Base

1)	Return of Benefit Base Withdrawal Option

The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to Return of Benefit Base Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base. The current Return of Benefit Base Withdrawal Percentage is 7.0%.

If you take withdrawals less than or equal to the 7.0% Guaranteed Annual Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the dollar amount of the withdrawals until the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

Once the 7.0% Guaranteed Annual Withdrawal Amount has been withdrawn in any Contract Year, any additional withdrawals where the full amount or a portion of the withdrawal exceeds the Guaranteed Annual Withdrawal Amount will reduce the Benefit Base in a proportional manner until it is reduced to zero. The proportional reduction is applied to the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i)	is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Return of Benefit Base Withdrawal; and

ii)	is the ratio of the Excess Return of Benefit Base Withdrawal to the Contract Value just prior to the Excess Return of Benefit Base Withdrawal.

2)	Lifetime Benefit Base Withdrawal Option

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0%.

If you take withdrawals less than or equal to the 5.0% Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year, the Lifetime Withdrawal Benefit Base will not be adjusted;

If you take withdrawals greater than the 5.0% Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the Excess Withdrawal Amount in a proportional manner. The proportional reduction is applied to the Lifetime Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i)	is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Lifetime Withdrawal; and

ii)	is the ratio of the Excess Lifetime Withdrawal to the Contract Value just before the Excess Lifetime Withdrawal

This adjustment to your Guaranteed Lifetime Benefit Base will also result in a reduction to the Guaranteed Annual Lifetime Withdrawal Amount.

Example:  Assume that the Guaranteed Annual Withdrawal Amount (GAWA) is $7,000 and there is a single $7,500 withdrawal (WD) during a Contract Year. Suppose that the Contract Value (CV) and Guaranteed Minimum Withdrawal Base (GMWB) just prior to the $500 Excess Withdrawal are $110,000 and $100,000, respectively:

GAWA = $7,000, WD = $7,500, Excess WD = $500, CV = $110,000, GMWB = $100,000

The Guaranteed Minimum Withdrawal Base will be reduced by the following amount:

GMWB x (Excess WD/CV) = $100,000 x ($500/$110,000) = $454.5

The Guaranteed Annual Withdrawal Amount will be reduced by the following amount:

Previous GAWA x (Excess WD/CV) = $7,000 x ($500/$110,000) = $31.82

If the Contract Value just before the $500 Excess Withdrawal was $90,000:

GAWA = $7,000, WD = $7,500, Excess WD = $500, CV = $90,000, GMWB = $100,000

The Guaranteed Minimum Withdrawal Base will be reduced by the following amount:

GMWB x (Excess Withdrawal/Contract Value) = $100,000 x $500/$90,000) = $555.5

Guaranteed Annual Withdrawal Amount will be reduced as follows:

Previous GAWA x (Excess WD/CV) = $7,000 x ($500/$90,000) = $38.89

Effect of Step-Ups on Guaranteed Minimum Withdrawal Benefit Base

Optional Step-Up Benefit and Return of Benefit Base:  After the first withdrawal, on each Step-Up Benefit Date, if the Contract Owner elects a Step-Up and the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased to an amount equal to 100% of the Contract Value as of the Step-up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the Contract Date. An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Once a step-up has been elected and is effective, if the Guaranteed Minimum Withdrawal Benefit Base is increased to the Contract Value as of the most recent Step-Up Benefit Date, the new Guaranteed Minimum Withdrawal Benefit Base replaces the previous benefit base. A new Guaranteed Annual Withdrawal Amount will commence as of the most recent Step-Up Benefit Date and will equal the Contract Value as of the Step-Up Benefit Date multiplied by the Guaranteed Annual Withdrawal Percentage.

To elect a Step-Up Benefit, written notice must be received by The Penn Mutual Life Insurance Company, Annuity Customer Service, Philadelphia, PA 19172, 30 days prior to the contract anniversary.

Optional Step-Up Benefit and Lifetime Benefit Base:  After the first withdrawal, on each Step-Up Benefit Date, if the Contract Owner elects a Step-Up and the Contract Value is greater than the Step-Up Benefit for the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased to an amount equal to 100% of the Contract Value as of the Step-up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the Contract Date. An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

Once a step-up has been elected and is effective, if the Guaranteed Minimum Withdrawal Benefit Base is increased to the Contract Value as of the most recent Step-Up Benefit Date, the new Guaranteed Minimum Withdrawal Benefit Base replaces the previous benefit base. A new Guaranteed Annual Lifetime Withdrawal Amount will commence as of the most recent Step-Up Benefit Date and will equal the Contract Value as of the Step-Up Benefit Date multiplied by the Guaranteed Annual Withdrawal Percentage.

To elect a Step-Up Benefit, written notice must be received by The Penn Mutual Life Insurance Company, Annuity Customer Service, Philadelphia, PA 19172, 30 days prior to the contract anniversary.

Effect of Additional Purchase Payments made after the date of first withdrawal on Guaranteed Minimum Withdrawal Benefit Base and Return of Benefit Base

As long as the Contract Value is positive, additional purchase payments will increase the Guaranteed Minimum Withdrawal Benefit Base and the Guaranteed Annual Withdrawal Amount (or Guaranteed Annual Lifetime Withdrawal Amount). The Guaranteed Minimum Withdrawal Benefit Base will be increased dollar-for-dollar by the amount of the each additional Purchase Payment. The Guaranteed Annual Withdrawal Amount (or Guaranteed Annual Lifetime Withdrawal Amount) will be increased by the amount of the additional purchase payment multiplied by the applicable Guaranteed Annual Withdrawal Percentage (or Guaranteed Annual Lifetime Withdrawal Percentage).

What happens to withdrawal benefits if the Contract Value is reduced to Zero?

If the Contract Value is reduced to zero and any benefits are due under either of the two withdrawal options, no additional Purchase Payments will be accepted and the remaining minimum withdrawals will be made as follows:

The Owner has the option to receive the remaining Guaranteed Minimum Withdrawal Benefit payment under either of the two withdrawal options:

(a)	If you choose the Return of Benefit Base Withdrawal Option, you will receive the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current

Contract Year. In subsequent Contract Years, you will receive the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero until your Guaranteed Withdrawal Benefit Base Remaining is depleted.

(b)	If you choose the Lifetime Withdrawal Option, you will receive the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in the current Contract Year. In subsequent Contract Years, you will receive the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

(c)	If you do not specify a withdrawal option, the default option is the Lifetime Withdrawal Option.

What if the Contract Value is reduced to zero due to Excess Withdrawals?

If the Contract Value is reduced to zero in a Contract Year where:

(1)	The Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero due to the impact of withdrawals in excess of the Guaranteed Annual Lifetime Withdrawal Amount, and

(2)	The Guaranteed Minimum Withdrawal Benefit Base is positive,

you will receive the remaining minimum withdrawals under the Return of Benefit Base Withdrawal Option only. In the Contract Year in which the Contract Value is reduced to zero, we will pay the Guaranteed Annual Withdrawal Amount not yet withdrawn. In subsequent Contract Years, we will pay the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value was reduced to zero, or any remaining Guaranteed Minimum Withdrawal Benefit Base, if less.

Remaining minimum withdrawal payments are made on an annual basis in a Contract Year. If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid.

If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the then currently available annuity factors for a single life annuity under the Contract. If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit — If you have elected required minimum distribution (RMD) withdrawals and your contract was in effect through at least one calendar year-end, you will automatically receive the Contract Year’s RMD requirement according to the IRS Code. If the RMD withdrawal is in excess of the Guaranteed Withdrawal Amount, the impact of the RMD withdrawal on the Guaranteed Minimum Withdrawal Benefit Base will be as follows:

Return	of Benefit Base Withdrawal Option: The RMD withdrawal will reduce the Guaranteed Withdrawal Base by the dollar amount of the withdrawal.

Lifetime	Withdrawal Option: The RMD withdrawal will not reduce the Lifetime Withdrawal Benefit Base.

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected

Benefit Available on Annuity Date — If the Annuity Date occurs while the rider is in effect, upon your request, you may elect one of the following options:

(a)	Default Annuity Option: Apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)	Lifetime Withdrawal Option: Request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees;

(c)	Return of Benefit Base Withdrawal Option: Request that as of the annuity payment commencement date, the remaining Guaranteed Minimum Withdrawal Benefit Base is paid out in the form of annuity payments. Each year, these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Guaranteed Minimum Withdrawal Benefit Base. These annuity payments will be made until the earlier of the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

Our Administrative Office must receive a written notice at least 30 days prior to the current Annuity Date. If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Single and Joint Life Guarantees

The Growth & Income Protector Benefit can be purchased on a single or a joint life basis. Under a Single Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant.

Under a Joint Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant. You must specify the Joint Annuitant on your application. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. The Joint Annuitant also must always be the Contract Owner’s primary beneficiary.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee, and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee.

Can I change the Annuitant or Joint Annuitant?

You cannot change the primary Annuitant. However, you may change the Joint Annuitant under certain circumstances. The Joint Annuitant can be changed to the Annuitant’s current spouse, if no withdrawals have been taken.

If a withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.

If no withdrawals have been taken, the guarantee and the associated Rider Charge convert to a Single Life Guarantee based on the Joint Annuitant’s lifetime. If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Withdrawal Amount applies to the Joint Annuitant’s lifetime.

Note that the Joint Life Guarantee option acts like a second to die policy. Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants. Upon the death of the first annuitant, the second annuitant becomes the successor owner. The Contract then stays in force, and the living benefit features continue until the death of the second annuitant. Also note that the successor owner has no contractual rights while the Contract Owner is alive and steps into ownership upon the death of the Contract Owner.

(3)	DEATH BENEFIT ENHANCEMENT

The Growth & Income Protector Benefit rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant. This Death Benefit Enhancement is paid only if the Death Benefit Enhancement Benefit Base, described below, is greater than the standard death benefit provided by the Contract. This amount cannot be less than zero or greater than $1,000,000. There is no additional charge for the Death Benefit enhancement payable under the rider. This Death Benefit Enhancement is paid upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

1.	On the Contract Date:

The Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

2.	After the Contract Date, but prior to the first withdrawal:

Equal to the greater of (a) or (b) below, where:

(a)	is the sum of (1) plus (2), where:

(1)	is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 3% (5% for Contracts issued prior to May 4, 2009 except in Washington) until the earliest of

(i)	10 years from the Contract Date;

(ii)	the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

(iii)	the date of the first withdrawal;

(2)	is each additional Purchase Payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis at a rate of 3% (5% for Contracts issued prior to May 4, 2009 except in Washington) until the earliest of

(i)	10 years from the Contract Date;

(ii)	the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

(iii)	the date of the first withdrawal;

(b)	is the highest Contract Value on any Contract Anniversary Date until the earliest:

(1)	10 years from the Contract Date

(2)	the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

(3)	the date of the first withdrawal.

3.	On the date of first withdrawal after the Contract Date:

Equal to the greatest of (a), (b) or (c) below, where:

(a)	is the sum of (1) plus (2), where:

(1)	is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 3% (5% for Contracts issued prior to May 4, 2009 except in Washington) until the earliest of

(i)	10 years from the Contract Date;

(ii)	the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

(iii)	the date of the first withdrawal;

(2)	is each additional Purchase Payment received after the rider effective date but prior to the first withdrawal, accumulated on a daily basis at a rate of 3% (5% for Contracts issued prior to May 4, 2009 except in Washington) until the earliest of

(i)	10 years from the Contract Date;

(ii)	the Annuitant’s attainment of age 80 for Single Life Guarantees or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

(iii)	the date of the first withdrawal;

(b)	is the highest Contract Value on any Contract Anniversary Date until the earlier of 10 years from the contract issue date and the date of the first withdrawal; and

(c)	is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

4.	After the date of first withdrawal :

If there is a step-up of the Withdrawal Benefit Base, the Death Benefit Enhancement Base automatically increases to 100% of the Contract Value until the Annuitant’s attainment of age 80 for Single Life Guarantees, or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees

What are the effects of withdrawals on the Death Benefit Enhancement Benefit Base?

If you withdraw less than or equal to the Guaranteed Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal. This is the case even when RMD withdrawals exceed the Guaranteed Withdrawal Amount.

If you withdraw greater than the Guaranteed Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Guaranteed Withdrawal Amount is an Excess Withdrawal. Excess withdrawals reduce the Death Benefit Enhancement Benefit Base. The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)	is the Death Benefit Enhancement Benefit Base immediately prior to the Excess Withdrawal; and

(b)	is the Contract Value just before the withdrawal of the Excess Withdrawal.

What are the effects of additional Purchase Payments on the Death Benefit Enhancement Benefit Base?

If you make any Purchase payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

Step-Up Benefit and Step-Up Benefit Date

The Step-Up Benefit for the Death Benefit Enhancement Benefit Base is the increase in the Death Benefit Enhancement Benefit Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. The Step-Up Benefit Date is any contract anniversary starting with the 5th anniversary of the effective date of the rider. An additional step-up benefit cannot be elected until after the 5th anniversary of the most recent Step-Up Benefit Date.

On the Step-Up Benefit Date, the Contract Owner has the option to increase the Guaranteed Minimum Withdrawal Benefit (see above) as of the Step-Up Benefit Date. Any increase in the Guaranteed Withdrawal Benefit Base as a result of a Step-Up Benefit will increase the Death Benefit Enhancement Benefit Base as of the Step-Up Benefit Date until age 80. Death Benefit Enhancement Benefit Base cannot step up independently from the Guaranteed Minimum Withdrawal Benefit Base.

Written notice must be received by The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172, 30 days prior to the contract anniversary.

Impact of Annuitant Death on the Rider

1) Single Life Guarantees — Upon the death of the Annuitant, the Company will pay the Beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the rider is terminated.

2) Joint Life Guarantees — If the Annuitant dies and the Joint Annuitant is still alive after the Annuitant’s death, the Joint Annuitant can surrender the contract, and receive a Death Benefit equal to the Contract Value and the Contract and rider terminate.

The Joint Annuitant as successor owner may elect to continue the Contract and the rider.

If no withdrawals have been taken, the successor owner may convert to a Single Life Guarantee based on his/her lifetime. If withdrawals have been taken, the guarantee does not change.

If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime. If the Contract Owner does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee and the Rider Charge do not change.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Standard Death Benefit and the Enhanced Death Benefit amount, if applicable, is payable to a Beneficiary and the rider is terminated.

Can I cancel the Growth & Income Protector Benefit Rider?

You may cancel the Growth & Income Protector Benefit rider on or after the fifth contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Growth & Income Protector Benefit Rider terminate?

This rider will terminate upon the earliest of:

a)	cancellation of the Growth & Income Protector Benefit Rider;

b)	if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, and no remaining Guaranteed Minimum Withdrawal Benefit Base;

c)	full surrender of the Contract;

d)	on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees;

(e)	on the date of death of the Annuitant for Joint Life Guarantee if the Joint Annuitant receives the death benefit equal to Contract Value; or

(f)	annuitization.

All charges for this rider will cease upon Contract termination.

Growth & Income Advantage Benefit Rider — At the time you purchase your Contract, you may purchase a Growth & Income Advantage Benefit rider, which includes the following enhancements to your Contract:

1)	Guaranteed Minimum Withdrawal Benefit — The Guaranteed Minimum Withdrawal Benefit permits the Annuitant or Joint Annuitant, if applicable, to receive annual minimum payments regardless of the Contract Value either for a certain period of time or during the Annuitant’s lifetime or Joint Annuitant’s lifetime (in case of a Joint Life Guarantee).

2)	Enhanced Death Benefit — The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant a death benefit enhancement in addition to the death benefit provided in your Contract.

How do I elect the Growth & Income Advantage Benefit Rider?

You may elect the Growth & Income Advantage Benefit rider at the time of purchase of your Contract for an additional charge. The Rider Effective Date is the Contract Date. This rider may not be added after you purchase your Contract and may not be selected if you intend to purchase any of the other available Living Benefit or Death Benefit Riders. This rider can be purchased on a single or a joint life basis. The joint life basis permits joint annuitants, but does not allow joint ownership of the contract. You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date. (Issue age is determined by age nearest birthday.)

Important information to note about the Growth & Income Advantage Benefit Rider:

At the present time, there are no investment allocation restrictions required for this rider. However, the Company reserves the right to impose certain investment allocation restrictions in the future. If the Company requires an asset allocation program in the future, the restrictions may apply to in-force and/or new contracts, at the Company’s discretion.

–	The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect. Rider Charges are subject to change in the future. (See “Rider Charges” section of the Prospectus for details.)

–	All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and death benefit.

–	Once you elect this rider, any withdrawal will still be subject to the terms of the Contract. This includes the free-withdrawal amount.

–	If the Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

–	The rider may not be added after you purchase your Contract or in combination with any other riders.

–

If the age of the Annuitant or younger of the Annuitant or Joint Annuitant, if applicable, at first withdrawal is less than 59 1/2, the lifetime withdrawal provision is not available and you can only withdraw under the Return of Benefit Base Withdrawal Option (see below for a description).

–	The Enhanced Death Benefit available as part of the Growth and Income Advantage Benefit rider is different from the optional Death Benefit Riders offered.

–	The rider can be terminated on or after the fifth contract anniversary.

What are the two withdrawal options that I can choose with this rider?

If this rider is purchased, the Company guarantees that you can withdraw an amount annually in two different ways – the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.

1)	The Return of Benefit Base Withdrawal Option — You can withdraw an amount annually until the Guaranteed Minimum Withdrawal Benefit Base (see below for a description) is depleted. The amount that can be withdrawn is called the Guaranteed Annual Withdrawal Amount. This amount is first determined by multiplying the initial Guaranteed Minimum Withdrawal Benefit Base by the Guaranteed Annual Withdrawal Percentage. The current Guaranteed Annual Withdrawal Percentage is 7.0%

2)

The Guaranteed Lifetime Withdrawal Option — You can withdraw an amount annually as long as either the Annuitant or Joint Annuitant, if applicable, is alive. The Guaranteed Annual Lifetime Withdrawal Amount is first determined by multiplying the initial Lifetime Withdrawal Benefit Base by the Guaranteed Annual Lifetime Withdrawal Percentage. The

current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0% (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010). Any change in the Lifetime Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount. This option is not available if withdrawals begin prior to Age Actual of 59 1/2.

How do I begin to take withdrawals?

To begin withdrawals, call Annuity Customer Service at 1-800-523-0650.

Once I select a withdrawal option, can I change to the other option?

Yes, as long as you start withdrawals after Age Actual of 59 1/2. Even after you start withdrawing from one option, you may exchange to the other option and back as frequently as you want until one or both of them terminate. If withdrawals begin before Age Actual of 59 1/2, only the Return of Benefit Base Withdrawal Option is available.

However, it is important to note that if you switch from a Return of Benefit Base Withdrawal Option to the Lifetime Benefit Base Withdrawal Option, the Guaranteed Annual Withdrawal Amount will be treated as an Excess Withdrawal under the Lifetime Benefit Base Withdrawal Option as it may be greater than the Guaranteed Annual Lifetime Withdrawal Amount. This will result in a reduced Guaranteed Annual Lifetime Withdrawal Amount in subsequent years.

What if I withdraw less than the Guaranteed Annual Withdrawal Amount or Guaranteed Annual Lifetime Withdrawal Amount?

For both withdrawal options, you may take withdrawals equal to or less than the Guaranteed Annual Amount during each Contract Year as calculated per the above. If you elect to take less than or none of the Guaranteed Annual Amount in any given Contract Year, the Guaranteed Annual Amount is not increased in subsequent Contract Years. You cannot carry over any unused guaranteed withdrawal amounts to any future Contract Years.

Example #1:  Suppose that with either withdrawal option, the Guaranteed Annual Amount is $1,000 and you withdraw $500 during the current Contract Year. The Guaranteed Annual Amount will not increase by $500 in the next Contract Year.

What if I withdraw more than the Guaranteed Annual Amount?

Each Contract Year, you may withdraw more than the Guaranteed Annual Amount in effect at the time of the withdrawal request. Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Amount is referred to as an Excess Withdrawal. An Excess Withdrawal could significantly reduce your Guaranteed Minimum Withdrawal Benefit Base by more than your actual Excess Withdrawal amount. Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Amount.

Guaranteed Minimum Withdrawal Benefit — The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option. These options operate concurrently until one or both terminate. If the Annuitant’s Age Actual (or younger of the Annuitant and Joint Annuitant’s age for a Joint Life Guarantee) on the date of the first withdrawal is less than 59 1/2, the Return of Benefit Base Withdrawal Option is the only guaranteed withdrawal option available for the life of the contract.

Guaranteed Minimum Withdrawal Benefit Base — The Guaranteed Minimum Withdrawal Benefit Base is the starting point for determining the amounts you receive under the two minimum withdrawal options.

1)	On the Contract Date:

The Guaranteed Minimum Withdrawal Benefit Base is the Initial Purchase Payment received and any Purchase Payment Enhancement, if applicable.

2)	After the Contract Date, but prior to the date of the first withdrawal:

Equal to the greater of (a) or (b), below, where:

(a)	is the sum of (1) plus (2), where:

(1)	is the Initial Purchase Payment and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(2)	is each Purchase Payment received and any Purchase Payment Enhancements, if applicable, after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal.

For policies issued prior to May 4, 2009, the annual accumulation rate is 7.2%;

For policies issued on or after May 4, 2009, but prior to February 1, 2010, the annual accumulation rate is 4.0%; and

(b)	is the highest Contract Value on any Contract Anniversary Date before the date of the first withdrawal.

3)	On the date of the first withdrawal:

Equal to the greatest of (a), (b) or (c) below, where:

(a)	is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal;

(b)	is the sum of (1) plus (2), where;

(1)	is the Initial Purchase Payment and any Purchase Payment Enhancements, if applicable, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(2)	is each Purchase Payment and any Purchase Payment Enhancements received after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 6.0% until the earlier of 10 years from the Contract Date or the date of the first withdrawal

For policies issued prior to May 4, 2009, the annual accumulation rate is 7.2%;

For policies issued on or after May 4, 2009, but prior to February 1, 2010, the annual accumulation rate is 4.0%; and

(c)	is the highest Contract Value on any Contract Anniversary Date before the date of the first withdrawal.

4)	After the date of the first withdrawal:

If the Age Actual of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, is greater than or equal to 59 1/2, then you have two withdrawal options to choose from. Both withdrawal options operate concurrently until one or both terminate. This interrelationship between the two options means that a withdrawal under one option will also impact the calculations for the other option.

Return of Benefit Base Withdrawal Option — The Return of Benefit Base Withdrawal Option guarantees that each Contract Year you can take withdrawals up to Return of Benefit Base Withdrawal Amount which is initially equal to the Guaranteed Annual Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base. The current Return of Benefit Base Withdrawal Percentage is 7.0%.

If you take withdrawals less than or equal to the 7.0% Guaranteed Annual Withdrawal Amount during any Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the dollar amount of the withdrawals until the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero. Once the 7.0% Guaranteed Annual Withdrawal Amount has been withdrawn in any Contract Year, any extra return of Benefit Base Withdrawals (the full amount or a portion of a withdrawal that exceeds the remaining Guaranteed Annual Withdrawal Amount within any Contract Year) reduce the Benefit Base in a proportional manner until it is reduced to zero. The proportional reduction is applied to the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i)	is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Return of Benefit Base Withdrawal; and

ii)	is the ratio of the Excess Return of Benefit Base Withdrawal to the Contract Value just prior to the Excess Return of Benefit Base Withdrawal.

Example #2:  Assume that the Guaranteed Annual Withdrawal Amount is $7,000 and there is a single $7,500 withdrawal during a Contract Year. Suppose that the Contract Value and Guaranteed Minimum Withdrawal Base just prior to the $500 Excess Withdrawal are $110,000 and $100,000 respectively.

The Guaranteed Minimum Withdrawal Base will be reduced by the following amount:

Guaranteed Minimum Withdrawal Base x (Excess Withdrawal/Contract Value) =

$100,000 x $500/$110,000) = $454.50

If the Contract Value just before the $500 Excess Withdrawal was $90,000, the reduction to the Guaranteed Minimum Withdrawal Base would be as follows:

Guaranteed Minimum Withdrawal Base x (Excess Withdrawal/Contract Value) =

$100,000 x $500/$90,000)= $555.50

Automatic Annual Step-Up — On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased automatically to the Contract Value. If, as a result of a step-up, the new Benefit Base multiplied by the Guaranteed Annual Withdrawal Percentage is higher than the previous Guaranteed Annual Withdrawal Amount, then the annual withdrawal amount will be increased.

Additional Purchase Payments — If you make additional Purchase Payments made after the date of first withdrawal, they will increase the Guaranteed Minimum Withdrawal Benefit Base and the Guaranteed Annual Withdrawal Amount as long as the Contract Value is positive. The Guaranteed Minimum Withdrawal Benefit Base will be increased by the amount of each additional Purchase Payment. The increase to the Guaranteed Annual Withdrawal Benefit will be equal to the Guaranteed Annual Withdrawal Percentage multiplied by each additional Purchase Payment.

Lifetime Benefit Base Withdrawal Option:

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Lifetime Withdrawal Benefit Base. The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0% (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010).

If you take withdrawals less than or equal to the 5.0% (4.0% for contracts issued on or after May 4, 2009, but prior to February 1, 2010) Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year, the Lifetime Withdrawal Benefit Base will not be adjusted;

If you take withdrawals greater than the 5.0% (4.0 % for contracts issued on or after May 4, 2009, but prior to February 1, 2010) Guaranteed Annual Lifetime Withdrawal Amount during any Contract Year, the Lifetime Withdrawal Benefit Base will be reduced by the Excess Withdrawal Amount in a proportional manner. The proportional reduction is applied to the Lifetime Withdrawal Benefit Base and is determined by multiplying (a) and (b) where:

(a)	is the Lifetime Withdrawal Benefit Base just before the Excess Lifetime Withdrawal; and

(b)	is the ratio of the Excess Lifetime Withdrawal to the Contract Value just before the Excess Lifetime Withdrawal

This adjustment to your Lifetime Withdrawal Benefit Base will also result in a reduction to the Guaranteed Annual Lifetime Withdrawal Amount.

Automatic Annual Step-Up — On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Lifetime Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased automatically to the Contract Value. As a result of the Step-Up, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value, multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.

Additional Purchase Payments — If you make additional Purchase Payments after the date of first withdrawal, they will increase the Lifetime Withdrawal Benefit Base and the Guaranteed Annual Lifetime Withdrawal Amount as long as the Contract Value is positive. The Lifetime Withdrawal Benefit Base will be increased by the amount of each additional Purchase Payment. The increase to the Guaranteed Annual Lifetime Withdrawal Benefit will be equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by each additional Purchase Payment.

What happens to withdrawal benefits if the Contract Value is Reduced to Zero?

If the Contract Value is reduced to zero and any benefits are due under either of the two withdrawal options, no additional Purchase Payments will be accepted and the remaining minimum withdrawals will be made as follows:

(1)

If Age Actual at first withdrawal is less than 59 1/2 — If the Age Actual of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, at first withdrawal is less than 59 1/2, you will only receive the Guaranteed Annual Withdrawal Amount under the Return of Benefit Base Withdrawal Option. You will receive the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current Contract Year. In subsequent Contract Years, you will receive the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

(2)

If Age Actual at first withdrawal is equal to or greater than 59 1/2 — If the Age Actual of the Annuitant or the younger of the Annuitant or Joint Annuitant, if applicable, at first withdrawal is equal to or greater than 59 1/2, you can receive the remaining Guaranteed Minimum Withdrawal Benefit Payment under either of the withdrawal options:

If you choose the Return of Benefit Base Withdrawal Option, you will receive the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current Contract Year. In subsequent Contract Years, you will receive the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

If you choose the Lifetime Withdrawal Option, you will receive the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in the current Contract Year. In subsequent Contract Years, we will pay the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value was reduced to zero.

If you do not specify a withdrawal option, the default option is the Lifetime Withdrawal Option.

What if the Contract Value is reduced to zero due to Excess Withdrawals?

If the Contract Value is reduced to zero in a Contract Year where:

The Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero due to the impact of Excess Lifetime Withdrawals, and

The Guaranteed Minimum Withdrawal Benefit Base is positive, you will receive the remaining minimum withdrawals under the Return of Benefit Base Withdrawal Option only. In the Contract Year in which the Contract Value is reduced to zero, we will pay the Guaranteed Annual Withdrawal Amount not yet withdrawn. In subsequent Contract Years, we will pay the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value was reduced to zero, or any remaining Guaranteed Minimum Withdrawal Benefit Base, if less.

Remaining minimum withdrawal payments are made on an annual basis in a Contract Year. If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid.

If the remaining minimum withdrawals are based on the Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available single premium immediate annuity factors or the then currently available annuity factors for a single life annuity under the Contract. If the remaining minimum withdrawals are based on the Guaranteed Annual Withdrawal Amount, the remaining Guaranteed Minimum Withdrawal Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit — If you have elected required minimum distribution (RMD) withdrawals and your Contract was in effect through at least one calendar year-end, you will automatically receive the Contract Year’s RMD requirement according to the IRS Code. If the RMD withdrawal is in excess of the Guaranteed Withdrawal Amount, the impact of the RMD withdrawal on the Guaranteed Minimum Withdrawal Benefit Base will be as follows:

Return of Benefit Base Withdrawal Option:  The RMD withdrawal will reduce the Guaranteed Minimum Withdrawal Base by the dollar amount of the withdrawal.

Lifetime Withdrawal Option:  The RMD withdrawal will not reduce the Lifetime Withdrawal Benefit Base

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected.

Benefit Available on Annuity Date — If the Annuity Date occurs while the rider is in effect, upon your request, you may:

(a)	Default Annuity Option: Apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)	Lifetime Withdrawal Option: Request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

(c)	Return of Benefit Base Withdrawal Option; Request that as of the annuity payment commencement date, the remaining Guaranteed Minimum Withdrawal Benefit Base is paid out in the form of annuity payments. Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Guaranteed Minimum Withdrawal Benefit Base. These annuity payments will be made until the earlier of the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

Our Administrative Office must receive a written notice at least 30 days prior to the current Annuity Date. If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Single and Joint Life Guarantees

The Growth & Income Advantage Benefit rider can be purchased on a single or a joint life basis. Under a Single Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant.

Under a Joint Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant. You must specify the Joint Annuitant on your application. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. The Joint Annuitant also must always be the Contract Owner’s primary beneficiary.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee, and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee going forward.

Can I change the Annuitant or Joint Annuitant?

You cannot change the primary Annuitant. However, you may change the Joint Annuitant under the following conditions:

•	If no withdrawals have been taken, the Joint Annuitant can be changed to the Annuitant’s current spouse.

•	If withdrawals have been taken, the Joint Annuitant cannot be changed.

•

If withdrawals have been taken, the Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change and the payout is based on the single annuitant’s lifetime.

•	If no withdrawals have been taken, the guarantee and the associated Rider Charge convert to a Single Life Guarantee based on the Annuitant’s lifetime.

Death Benefit Enhancement

The Growth & Income Advantage Benefit rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant. This Death Benefit Enhancement is paid only if the Death Benefit Enhancement Benefit Base, described below, is greater than the standard death benefit provided by the Contract. This amount cannot be less than zero or greater than $1,000,000. There is no additional charge for the Death Benefit enhancement payable under the rider. This Death Benefit Enhancement is paid upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

On the Contract Date:

The Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

After the Contract Date, but prior to the first withdrawal:

Equal to the greater of (a) or (b) below, where:

(a)	is the sum of (1) plus (2), where,

(1)	is the Initial Purchase Payment; and any purchase payment enhancements as applicable

(2)	is each additional Purchase Payment received after the Contract Date; and

(b)	is the highest Contract Value on any Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of age 80, or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

3.	On the date of first withdrawal after the Contract Date:

Equal to the greatest of (a), (b) or (c) below, where:

(a)	is the sum of (1) plus (2), where,

(1)	is the Initial Purchase Payment; and any purchase payment enhancements as applicable

(2)	is each additional Purchase Payment received after the Contract Date; and

(b)	is the highest Contract Value on any Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of age 80, or age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

(c)	is the Contract Value immediately prior to the first withdrawal.

After the date of first withdrawal:

If and only if there is a step-up of the Withdrawal Benefit Base, the Death Benefit Enhancement Base automatically increases to 100% of the Contract Value until the Annuitant’s attainment of age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees. The Death Benefit Enhancement Base cannot step-up independently of the Withdrawal Benefit Base.

What are the effects of withdrawals on the Death Benefit Enhancement Benefit Base?

If you withdraw less than or equal to the Guaranteed Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal. This is the case even when RMD withdrawals exceed the Guaranteed Withdrawal Amount.

If you withdraw greater than the Guaranteed Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Guaranteed Withdrawal Amount is an Excess Withdrawal. Excess Withdrawals reduce the Death Benefit Enhancement Benefit Base. The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)	is the Death Benefit Enhancement Benefit Base immediately prior to the Excess Withdrawal; and

(b)	is the Contract Value just before the withdrawal of the Excess Withdrawal.

What are the effects of additional Purchase Payments on the Death Benefit Enhancement Benefit Base?

If you make any Purchase Payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

Impact of Annuitant’s Death

Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the rider is terminated. An eligible Spousal Beneficiary, however can continue the Contract but not the Growth & Income Advantage Benefit rider.

Joint Life Guarantees

Upon the death of the Annuitant, an eligible spousal beneficiary who is also the primary beneficiary can become the Successor Owner of the Contract and continue the Contract and the Growth & Income Advantage Benefit rider upon Annuitant’s death.

If you have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee Based on the Joint Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee going forward

If withdrawals have been taken, the guarantee and the Rider Charge do not change and the annuitant cannot name a new spouse.

The spousal beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value as of the date of the Annuitant’s death.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Note that the Joint Life Guarantee option acts like a second to die policy. Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants. Upon the death of the first annuitant, the second annuitant becomes the successor owner. The contract then stays in force, and the living benefit features continue until the death of the second annuitant. Also note that the successor owner has no contractual rights while the owner is alive and steps into ownership upon the death of the owner. In addition, it is important to name a contingent beneficiary in addition to your primary beneficiary.

Impact of Joint Annuitant’s Death for Joint Life Guarantees.  If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime. If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Annuitant cannot name a new spouse as Joint Annuitant.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Standard Death Benefit plus any Death Benefit Enhancement, if applicable, is payable to a beneficiary and the rider is terminated.

Can I cancel the Growth & Income Advantage Benefit Rider?

You may cancel the Growth & Income Advantage Benefit rider on or after the fifth contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Growth & Income Advantage Benefit Rider terminate?

This rider will terminate upon the earliest of:

(a)	cancellation of the Growth & Income Advantage Benefit Rider;

(b)	if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, or no remaining Guaranteed Minimum Withdrawal Benefit Base;

(c)	upon full surrender of the Contract;

(d)	on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees;

(e)	on the date of death of the Annuitant for Joint Life Guarantee if the Joint Annuitant receives the death benefit equal to Contract Value; or

(f)	upon annuitization.

All charges for this rider will cease upon Contract termination.

Purchasing Power Protector Benefit Rider — This version of the Purchasing Power Protector rider applies to policies who elected this rider on or after the date of availability in the State of issue (refer to Appendix B).

For those policies who elected this rider prior to the date of availability in the State of issue, the older version of this rider (refer to Appendix C) will apply.

This rider is not available with new Contracts. If you purchased your Contract prior to February 7, 2011, you may have purchased a Purchasing Power Protector Benefit rider which includes the following enhancements to your Contract:

1)	Purchasing Power Protector Benefit — The Purchasing Power Protector Benefit permits the Annuitant or Joint Annuitants, if applicable, to receive annual minimum payments adjusted for inflation regardless of the Contract Value during the Annuitant’s lifetime or Joint Annuitant’s lifetime (in case of a Joint Life Guarantee).

2)	Death Benefit Enhancement — The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant a death benefit enhancement in addition to the death benefit provided in your Contract.

How do I elect the Purchasing Power Protector Benefit Rider?

For an additional charge, you may purchase the Purchasing Power Protector Benefit rider at the time of purchase of your Contract. The Rider Effective Date is the Contract Date. This rider may not be added after you purchase your Contract and may not be selected if you intend to purchase any of the other available Living Benefit or Death Benefit Riders. This rider can be purchased on a single or a joint life basis. The joint life basis permits Joint Annuitants, but does not allow joint ownership of the contract. You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date. (Issue age is determined by age nearest birthday.)

Important information to note about the Purchasing Power Protector Benefit Rider:

–	At the present time, there are no investment allocation restrictions required for this rider. However, the Company reserves the right to impose certain investment allocation restrictions in the future. If the Company requires an asset allocation program in the future, the restrictions may apply to in-force and/or new contracts, upon the Company’s discretion.

–	The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect.

–	All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and death benefit.

–	Once you elect this rider, any withdrawal will be subject to the terms of the rider. This includes the free-withdrawal amount.

–	If the Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the prospectus for details) and any other applicable charges.

–	The rider may not be added after you purchase your Contract or in combination with any other riders.

–	If the Age Actual of the Annuitant or younger of the Annuitant or Joint Annuitant, if applicable at first withdrawal is less than 59 1/2, no inflation adjustment will be made.

–	The Enhanced Death Benefit available as part of the Purchasing Power Protector Benefit rider is different from the optional Death Benefit riders offered.

What is the Guaranteed Annual Lifetime Withdrawal Amount?

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if applicable, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants, if applicable is alive. The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount. The Guaranteed Annual Lifetime Withdrawal Amount is determined by multiplying the Lifetime Withdrawal Benefit Base (“Withdrawal Base”) by the Guaranteed Annual Lifetime Withdrawal Percentage. For a Single Life Guarantee, the Withdrawal Percentage is based on the Age Actual of the Annuitant at the time of the first withdrawal. For a Joint Life Guarantee, the Withdrawal Percentage is based on the Age Actual of the younger of the Annuitant or Joint Annuitant at the time of the first withdrawal. The Guaranteed Annual Lifetime Withdrawal Percentage is 4% if the Age Actual at the time of the first withdrawal is less than 64 1/2. The Guaranteed Annual Lifetime Withdrawal Percentage is 5% if the Age Actual at the time of the first withdrawal is greater than or equal to 64 1/2. Any change in the Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount.

For policies issued prior to February 1, 2010, the Guaranteed Annual Lifetime Withdrawal Percentage is 5% for all ages.

What if I withdraw less than the Guaranteed Annual Lifetime Withdrawal Amount?

You may take withdrawals equal to or less than the Guaranteed Annual Lifetime Withdrawal Amount during each Contract Year. If you elect to take less than or none of the Guaranteed Annual Lifetime Withdrawal Amount in any given Contract Year, the Guaranteed Annual Lifetime Withdrawal Amount is not increased in subsequent Contract Years for the amount not taken. You cannot carry over any unused Guaranteed Annual Lifetime Withdrawal Amounts to any future Contract Years.

Example #1:  Suppose that the Guaranteed Annual Lifetime Withdrawal Amount is $1,000 and you withdraw $500 during the current Contract Year. The Guaranteed Annual Lifetime Withdrawal Amount will not increase by $500 in the next Contract Year.

If the Guaranteed Annual Lifetime Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

What if I withdraw more than the Guaranteed Annual Lifetime Withdrawal Amount?

Each Contract Year, you may withdraw more than the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of the withdrawal request. Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Lifetime Withdrawal Amount is referred to as an Excess Withdrawal. An Excess Withdrawal could significantly reduce your Withdrawal Base by more than your actual Excess Withdrawal amount. Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Lifetime Withdrawal Amount.

How is the Withdrawal Base determined?

The Withdrawal Base is used to calculate the Guaranteed Annual Lifetime Withdrawal Amount and determine the rider charge. Please note that if the Withdrawal Base increases, the Guaranteed Annual Lifetime Withdrawal Amount and the rider charge will increase. It is also important to note that the Withdrawal Base does not establish or guarantee a Contract Value, Surrender Value or any kind of death benefit.

The value of the Withdrawal Base depends upon when you take your first withdrawal.

(1)	On the Contract Date:

On the Contract Date, the Withdrawal Base is equal to the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

(2)	After the Contract Date but prior to the date of first withdrawal:

The Withdrawal Base is equal to the greater of (a) or (b), where:

(a)	is the sum of (1) plus (2), where,

(1)	is the Initial Purchase Payment;

(2)	is each Purchase Payment received after the Contract Date; and

(b)	is the highest Contract Value on any Contract Anniversary date before the date of first withdrawal

(3)	On the date of first withdrawal:

The Withdrawal Base is equal to the greatest of (a) or (b) or (c) below, where:

(a)	is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal;

(b)	is the sum of (1) plus (2), where;

(1)	is the Initial Purchase Payment; and

(2)	is each Purchase Payment received after the Contract Date; and

(c)	is the highest Contract Value on any Contract Anniversary date before the date of first withdrawal.

(4)	After the first withdrawal after the Contract Date

Inflation Adjustment — The Company credits an automatic inflation adjustment to the Withdrawal Base following the first withdrawal, if the Age Actual of the Annuitant or the younger of the Annuitant and Joint Annuitant, if applicable is greater than or equal to 59 1/2. The inflation adjustment is only made when it is greater than 0.0% and there is no upper limit to the inflation adjustment. Please note that the Withdrawal Base will NOT be adjusted for inflation, if the Age Actual of the Annuitant or the younger of the Annuitant and Joint Annuitant is less than 59 1/2 at the time of the first withdrawal. This is in effect even after the Annuitant or the younger of the Annuitant and Joint Annuitant has reached Age Actual of 59 1/2.

The inflation adjustment is made on each contract anniversary after the first withdrawal and equals (a) multiplied by (b), where:

(a)	is the current CPI Factor; and

(b)	is the average monthly value of the Withdrawal Base throughout the Contract Year.

CPI Factor — The CPI Factor equals the ratio of (a) to (b), where:

(a)	is the greater of 0 and the difference between (1) and (2), where:

(1)	is the Consumer Price Index for All Urban Consumers (“CPI-U”) released in the previous month; and

(2)	is the CPI-U released twelve months prior to the most recent release; and

(b)	is the CPI-U released twelve months prior to the most recent release.

The CPI-U is published monthly by the United States Department of Labor on a one month lag. If this index is discontinued or a new index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor. The Contract Owner will be given at least 90 days notice prior to any such change.

The CPI Factor applicable to your Contract on your Contract Anniversary is determined at the beginning of the calendar month that contains your Contract Anniversary. It is determined according to the formula above such that the CPI Factor for a Contract Anniversary that occurs in the month of March will use the CPI-U from the month of January of the current year and the CPI-U from the month of January of the prior year for (1) and (2) under (a) above.

If you take the first withdrawal between contract anniversaries, the Company will calculate the CPI Factor as stated above and apply it to the average monthly Withdrawal Base as defined under Inflation Adjustment. The Inflation Adjustment is then pro-rated for the partial year between the date of the first withdrawal and the following contract anniversary before being added to the Withdrawal Base.

Automatic Annual Step-Up

On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Withdrawal Base, then the Withdrawal Base will automatically be increased to the Contract Value. The Guaranteed Annual Lifetime Withdrawal Amount will increase by the same percentage as the Withdrawal Base.

The Withdrawal Base at any Contract Anniversary following the first withdrawal will be the greater of (1) or (2), where:

(1)	is the average monthly value of the Withdrawal Base throughout the Contract Year multiplied by the CPI Factor; and

(2)	is the withdrawal Base after a step-up, if any, on the contract anniversary

Any additional purchase payments made after the date of first withdrawal will be added dollar for dollar to the Withdrawal Base

Effect of Withdrawals on the Withdrawal Base

If your total withdrawals in a Contract Year do not exceed the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Base will not be reduced. It remains equal to the Withdrawal Base just prior to the withdrawal. However, if the total withdrawals in a Contract Year exceed the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Base is reduced. The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:

(a)	is the Withdrawal Base just prior to the Excess Withdrawal; and

(b)	is the Contract Value just prior to the Excess Withdrawal.

Effect of Required Minimum Distributions (RMD) on Guaranteed Annual Lifetime Withdrawal Amount

If you have elected required minimum distribution (RMD) withdrawals and your contract was in effect through at least one calendar year-end, you will automatically receive the Contract Year’s RMD requirement according to the IRS Code. An RMD withdrawal will not reduce the Withdrawal Base if the required amount exceeds the Guaranteed Annual Lifetime Withdrawal Amount.

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected.

Benefit Available on Annuity Date

If the Annuity date occurs while the rider is in effect, upon your request, you may:

(a)	apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)	request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

Our Administrative Office must receive a written notice at least 30 days prior to the current Annuity date. If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

What if the Contract Value is reduced to zero?

If the Contract Value is reduced to zero and the Withdrawal Base is greater than zero, any Remaining Payments under the Purchasing Power Protector Benefit rider will be made on an annual basis in a Contract Year. In this situation, no additional Purchase Payments will be accepted. The only provisions of the Contract that remain in effect are those that are associated with Remaining Purchasing Power Protector Benefit Payments.

If the Contract Value is reduced to zero in a Contract Year and there is any Guaranteed Annual Lifetime Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.

If the Remaining Payments due each Contract Year are less than $100, the Remaining Payments will be commuted and a lump sum will be paid.

Single and Joint Life Guarantees

The Purchasing Power Protector Benefit can be purchased on a single or a joint life basis. Under a Single Life Guarantee, the Guaranteed Annual Lifetime Withdrawal Amount is guaranteed over the lifetime of the Annuitant. You need not specify a Joint Annuitant in the Contract Specifications at the time of issue of the Single Life Guarantee.

Under a Joint Life Guarantee, the Guaranteed Annual Lifetime Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant. You must specify the Joint Annuitant in the Contract Specifications at the time of issue of the Joint Life Guarantee. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date and the spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee. The Joint Annuitant can also be changed to the Annuitant’s current spouse, if no withdrawals have been taken.

If a withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge.

Death Benefit Enhancement

The Purchasing Power Protector rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant only if the Death Benefit Enhancement Benefit Base is greater than the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract. The amount by which the Enhanced Death Benefit Base exceeds the death benefit provided in your Contract is called the Death Benefit Enhancement. This amount cannot be less than zero or greater than $1,000,000. There is no additional charge for the Death Benefit enhancement payable under the rider. Upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary, the Company will pay the Death Benefit Enhancement in addition to the death benefit provided in your Contract.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

1.	On the Contract Date

On the Contract Date, the Death Benefit Enhancement Benefit Base is the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

2.	After the Contract Date but prior to the first withdrawal

The Death Benefit Enhancement Benefit Base is equal to the greater of (a) or (b), where:

(a)	is the sum of (1) plus (2), where,

(1)	is the Initial Purchase Payment and any Purchase Payment Enhancement, if applicable and

(2)	is each additional Purchase Payment received after the Contract Date; and

(b)	is the highest Contract Value on any Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of Age 80, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

3.	On the date of first withdrawal after the Contract Date

The Benefit Base is the greater of (a) or (b), where:

(a)	is the Contract Value on the date of the first withdrawal, immediately prior to the first withdrawal; and

(b)	is the sum of (1) plus (2), where,

(1)	is the Initial Purchase Payment and

(2)	is each additional Purchase Payment received after the Contract Date; and

(c)	is the highest Contract Value on any Contract Anniversary Date before the date of first withdrawal until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

4.	After the date of first withdrawal

If and only if there is a step-up of the Withdrawal Base, the Death Benefit Enhancement Benefit Base automatically increases to 100% of the Contract Anniversary Value until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant , if applicable for Joint Life Guarantees. The Death Benefit Enhancement Benefit Base cannot step-up independently of the Withdrawal Base.

Effect of Withdrawals on the Death Benefit Enhancement Benefit Base

If you withdraw less than or equal to the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal. This is the case even when RMD withdrawals exceed the Guaranteed Annual Lifetime Withdrawal Amount. Note that the Guaranteed Minimum Withdrawal Base is not reduced by the amount of this withdrawal but the Death Benefit Enhancement Benefit Base is.

If you withdraw greater than the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Guaranteed Annual Lifetime Withdrawal Amount is an Excess Withdrawal. Excess withdrawals reduce the Death Benefit Enhancement Benefit Base. The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)	is the Death Benefit Enhancement Benefit Base immediately prior to the Excess Withdrawal; and

(b)	is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

If you make any Purchase Payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

Impact of Annuitant’s Death

1.	Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any and the rider is terminated. An eligible Spousal Beneficiary, however can continue the Contract but not the Purchasing Power Protector Benefit rider.

2.	Joint Life Guarantees

Upon the Annuitant’s death,, an eligible spousal beneficiary who is also the primary beneficiary can become the Successor Owner of the Contract and continue the Contract and the Purchasing Power Protector Benefit rider upon Annuitant’s death.

The spousal beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value as of the date of the Annuitant’s death.

If you have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee based on the Joint Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee going forward.

If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Annuitant cannot name a new spouse.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees

If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime. If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee and the Rider Charge do not change. and the Annuitant cannot name a new spouse.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

For information on the cost of this package of enhancements, see “What Charges Do I Pay?” in this prospectus.

Can I cancel the Purchasing Power Protector Benefit Rider?

You may cancel the Purchasing Power Protector Benefit rider on or after the third contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Purchasing Power Protector Benefit Rider terminate?

This rider will terminate upon the earliest of:

(a)	cancellation of the Purchasing Power Protector Benefit rider;

(b)	the Contract Value equals zero and there is no Guaranteed Annual Lifetime Withdrawal Amount due in future years;

(c)	full surrender of the Contract;

(d)	the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees;

(e)	the date of death of the Annuitant for Joint Life Guarantee if the Joint Annuitant receives the death benefit equal to Contract Value; or

(e)	annuitization.

All charges for this rider will cease upon Contract termination.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contract and the Separate Account.

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We deduct from your Variable Account Value, an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, the last day of your contract year. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $100,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

•	We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed, an effective annual rate of 0.15%.

For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

Mortality and Expense Risk Charge.  We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.30%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity payout phases of the Contract.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

You pay this charge only if you withdraw a purchase payment within four years of the effective date of the Contract. We will apply the following schedule of contingent deferred sales charges to all withdrawals of purchase payments (including withdrawals of amounts attributable to the Guaranteed Minimum Withdrawal Benefit and Purchasing Power Protector Benefit), which are not free withdrawals as described in the next subsection.

Contract Year	Applicable Charge
First	8%
Second	7%
Third	6%
Fourth	5%
Fifth and thereafter	0%

Purchase payments will be treated as withdrawn before gains from market appreciation or interest. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn before the withdrawal of purchase payments.

The contingent deferred sales charge and other charges may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales or other expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such Contracts. The reduction will not unfairly discriminate against any Contract Owner.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

You’ve Owned A Contract for More than Four Years.  You may withdraw all or part of your Contract Value without incurring a contingent sales charge.

Withdrawals up to 10% of Purchase Payments.  You may withdraw up to 10% of your purchase payments in a Contract Year without incurring a contingent deferred sales charge (the “Free Withdrawal Amount”). The amount available for a free withdrawal at any point in time during a Contract Year is 10% of all purchase payments as of the date of the request less the amount of all free withdrawals made during that Contract Year. You may not carry forward to the next contract year any Free Withdrawal Amount remaining at the end of the current Contract Year. With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of that withdrawal and all subsequent withdrawals made in the Contract Year.

Medically Related Withdrawal.  Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

Disability Related Withdrawal.  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified contracts) become totally disabled as defined in the Contract.

Required Minimum Distributions.  There is no contingent deferred sales charge imposed upon Required Minimum Distributions under qualified contracts which are required by the Code, even if this amount exceeds the Free Withdrawal Amount. Required Minimum Distributions reduce the Free Withdrawal Amount during the Contract Year. During any given contract year, you are entitled to receive either the Required Minimum Distribution Amount or the entire Free Withdrawal Amount free of Contingent Deferred Sales Charge, not both. Additional withdrawals taken in the same contract year as your RMD payments will be subject to any applicable Contingent Deferred Sales Charge.

Contract Rider Charges.  You may elect to purchase optional contract riders to increase the benefits paid under your Contract. If you purchase any optional contract riders, the charges for which are deducted annually, and make a full surrender of your Contract before the costs for these optional contract riders have been deducted, your Contract Value will be reduced by the accrued costs of the optional contract riders, plus any applicable surrender charge. In addition, upon payment of the Death Benefit associated with the contract, the Death Benefit payable will be reduced by the accrued costs of the optional contract riders.

Guaranteed Minimum Step-Up Death Benefit Rider.  The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

Guaranteed Minimum Rising-Floor Death Benefit Rider.  The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

Estate Enhancement Death Benefit Rider.  For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The accumulated charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Death Benefit Enhancement Riders.  We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a Contract Year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Plus Death Benefit Enhancement Rider or the Step-Up Plus Death Benefit Enhancement Rider.

Attained Age	Monthly Charge per $1,000 of Benefit
Less than 40	$0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Optional Guaranteed Minimum Accumulation Benefit Rider.  The rider charge for this benefit, to be assessed annually, will be a percentage of the monthly Contract Value that is allocated to the variable sub-accounts. Effective May 4, 2009, the current effective annual charge for this agreement is 0.60% and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit. We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to May 4, 2009, the current effective annual charge for this agreement remains at 0.50% of the monthly Contract Value and may not be increased beyond the maximum of 1.00%.

Optional Combined Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider.  The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly average Contract Value that is allocated to the variable sub-accounts and will be deducted from the Contract Value on the Contract Anniversary. Effective May 4, 2009, the current effective annual charge for this agreement is 0.90% for a Single Life Guarantee and 1.00% for a Joint Life Guarantee, and may not be increased beyond the maximum of 1.00%. If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit. We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to May 4, 2009 but after March 31, 2009, the current effective annual charge for this agreement remains at 0.85%. of monthly average Contract Value for a Single Life Guarantee and 0.95% of monthly average Contract Value for a Joint Life Guarantee and may not be increased beyond the maximum of 1.00%.

If you elected to participate in this rider prior to April 1, 2009, the current effective annual charge for this agreement remains at 0.65% of monthly average Contract Value for a Single Life Guarantee and 0.85% of monthly average Contract Value for a Joint Life Guarantee and may not be increased beyond the maximum of 1.00%.

Growth and Income Advantage Benefit Rider.  On an annual basis the Rider Charge will be a percentage of the monthly average of the Contract Value that is allocated to the variable sub-accounts and will be deducted from the Contract Value. The Rider Charge will be deducted annually on each Contract Anniversary until the Annuity Date. Effective April 1, 2009, the current effective annual charge for the rider is 0.90% of monthly average Contract Value for a Single Life Guarantee and 1.00% of monthly average Contract Value for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.00%.

If an automatic step-up in the Withdrawal Base is scheduled to occur, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing this rider. The Contract Owner can opt out of any future rider charge increases by sending, at least 30 days prior to a contract anniversary, a written request to the Company to do so. No future increases in the current charge for the rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent contract anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base. The reinstatement will be effective on the following contract anniversary. Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time, not to exceed the maximum Rider Charge of 1.00%.

We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to April 1, 2009, the current effective annual charge for this agreement is 0.70%. of monthly average Contract Value for a Single Life Guarantee and 0.90% of monthly average Contract Value for a Joint Life Guarantee and may not be increased beyond the maximum of 1.00%.

Purchasing Power Protector Benefit.  On an annual basis the Rider Charge will be a percentage of the monthly average of the Withdrawal Base and will be deducted from the Contract Value. The Rider Charge will be deducted annually on each Contract Anniversary until the Annuity Date. Effective May 4, 2009, the current effective annual charge for the rider is 1.15% of monthly average Withdrawal Base for a Single Life Guarantee and 1.25% of monthly average Withdrawal Base for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.25%.

If an automatic step-up in the Withdrawal Base is scheduled to occur, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing this rider. The Contract Owner can opt out of any future rider charge increases by sending, at least 30 days prior to a contract anniversary, a written request to the Company to do so. No future increases in the current charge for the rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent contract anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base. The reinstatement will be effective on the following contract anniversary. Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time, not to exceed the Maximum Rider Charge of 1.25%.

We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No rider charge will be imposed upon annuitization.

If you elected to participate in this rider prior to May 4, 2009 but after March 31, 2009, the current effective annual charge for this agreement remains at 0.95%. of monthly average Withdrawal Base for a Single Life Guarantee and 1.05% of monthly average Withdrawal Base for a Joint Life Guarantee and may not be increased beyond the maximum of 1.25%.

If you elected to participate in this rider prior to April 1, 2009, the current effective annual charge for this agreement remains at 0.65%. of monthly average Withdrawal Base for a Single Life Guarantee and 0.85% of monthly average Withdrawal Base for a Joint Life Guarantee and may not be increased beyond the maximum of 1.25%.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees, see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

General Information

For contracts purchased after November 18, 2011, you may allocate or transfer your Account Value to one or more of the following fixed interest accounts: (1) the Three Year Fixed Interest Account; (2) the Five Year Fixed Interest Account; and (3) the Seven Year Fixed Interest Account. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest accounts. For each amount allocated to one of the fixed interest accounts, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest accounts equal to the minimum rate prescribed by a formula established by the National Association of Insurance Commissioners.

You may transfer amounts held in the fixed interest accounts to Subaccounts or to another fixed interest account, subject to the provisions of your Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Account, the Five Year Fixed Interest Account or the Seven Year Fixed Interest Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one-half of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 6 months’ interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments less any previous amount withdrawn from the Contract in that contract year. In no event will the premature withdrawal charge invade the Contract Owner’s principal investment in the applicable fixed interest account. In no event will the sum of the premature withdrawal charge and the contingent deferred sales charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from a fixed interest account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

For contracts purchased after November 18, 2011, if you participate in our dollar cost averaging program, you may allocate new Purchase Payments to a Six Month or Twelve Month Dollar Cost Averaging Account in our fixed interest account. The interest rate that you earn is set at the time that you invest and will not vary during the period. We guarantee an effective annual rate of interest on allocations to all fixed interest accounts equal to the minimum rate prescribed by a formula established by the National Association of Insurance Commissioners. If you stop dollar cost averaging while the money is allocated to the Dollar Cost Averaging Account, your money will be transferred to the Money Market Subaccount.

The Minimum Guaranteed Interest Rate applicable for any Fixed Dollar Cost Averaging Option of the Fixed Account (according to your Contract) is determined on the Contract Date. The rate can range between 1% and 3%, unless applicable law permits a reduction. The minimum guaranteed interest rate for any Fixed Interest Account is determined based on a formula established by state law as described below.

The Minimum Guaranteed Interest Rate is the lesser of (1) 3% and (2) the average over a 12-month period, rounded to the nearest 1/20th of 1%, of the 5-year constant maturity treasury rate reduced by 125 basis points, where the resulting interest rate is not less than 1%. This rate is set by the Company quarterly on January 1, April 1, July 1 and October 1. This rate is the minimum guaranteed interest rate for the life of the Contract. The calculated guaranteed rate will never be lower than the minimum nonforfeiture rate.

For contracts purchased prior to November 18, 2011, you may allocate or transfer your Account Value to one or more of the following fixed interest accounts: (1) the Three Year Fixed Interest Account; (2) the Five Year Fixed Interest Account; and (3) the Seven Year Fixed Interest Account. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest accounts. For each amount allocated to one of the fixed interest accounts, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest accounts of not less than 3%. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

For contracts purchased prior to November 18, 2011, if you participate in our dollar cost averaging program, you may allocate money to a Six Month or Twelve Month Dollar Cost Averaging Account in our fixed interest account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%, unless applicable law permits a reduction. If you stop dollar cost averaging while the money is allocated to a Dollar Cost Averaging Account, your money will be transferred to the Money Market Subaccount.

You may transfer money in the fixed interest accounts to Subaccounts of the Separate Account, subject to the provisions of your Contract. If you do not withdraw or reallocate money in a fixed interest account within 25 days after the end of that account’s interest period, we will treat it as a new allocation to that fixed account. The One Year Fixed Interest Account is not available to Contracts issued on or after August 11, 2003.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts from the Money Market Subaccount to the other investment options offered under the Contract.

If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

If your nonqualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified Contracts as withdrawals. Consult a tax advisor before purchasing a Guaranteed Minimum Withdrawal Benefit Rider or option.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

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early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; or

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from Contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

If your qualified Contract contains a Guaranteed Minimum Withdrawal Benefit Rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the Contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Minimum Withdrawal Benefit Rider itself.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 5%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$10.429	$10.580	$10.733	$10.843	$10.716
Accumulation Unit Value, end of period	$10.280	$10.429	$10.580	$10.733	$10.843
Number of Accumulation Units outstanding, end of period	1,923,906	3,335,585	2,492,154	2,534,776	3,126,767

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$10.358	$10.043	$9.910	$9.959	$10.018
Accumulation Unit Value, end of period	$10.716	$10.358	$10.043	$9.910	$9.959
Number of Accumulation Units outstanding, end of period	946,287	443,222	134,914	105,766	66,324

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$12.234	$12.140	$11.876	$11.826	$11.424
Accumulation Unit Value, end of period	$12.131	$12.234	$12.140	$11.876	$11.826
Number of Accumulation Units outstanding, end of period	3,433,167	3,282,505	2,680,977	2,125,842	1,302,206

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.017	$10.697	$10.625	$10.536	$10.388
Accumulation Unit Value, end of period	$11.424	$11.017	$10.697	$10.625	$10.536
Number of Accumulation Units outstanding, end of period	807,988	431,802	261,235	227,737	120,959

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$14.920	$13.746	$13.150	$12.585	$12.150
Accumulation Unit Value, end of period	$15.178	$14.920	$13.746	$13.150	$12.585
Number of Accumulation Units, outstanding, end of period	7,412,250	6,490,522	5,725,168	4,514,326	2,291,448

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.594	$11.176	$11.062	$10.730	$10.254
Accumulation Unit Value, end of period	$12.150	$11.594	$11.176	$11.062	$10.730
Number of Accumulation Units outstanding, end of period	1,783,058	1,287,034	870,038	633,023	412,812

(a)	For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$18.540	$18.249	$16.217	$11.236	$14.996
Accumulation Unit Value, end of period	$20.933	$18.540	$18.249	$16.217	$11.236
Number of Accumulation Units outstanding, end of period	1,541,765	1,319,920	1,148,972	924,730	401,638

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$14.691	$13.555	$13.338	$12.223	$10.072
Accumulation Unit Value, end of period	$14.996	$14.691	$13.555	$13.338	$12.223
Number of Accumulation Units outstanding, end of period	452,161	347,051	273,807	212,847	138,171

(a)	For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$19.745	$19.443	$17.315	$13.217	$18.582
Accumulation Unit Value, end of period	$22.326	$19.745	$19.443	$17.315	$13.217
Number of Accumulation Units outstanding, end of period	21,927,799	20,546,547	18,283,455	13,392,651	9,908,869

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$18.048	$15.872	$14.932	$12.776	$9.977
Accumulation Unit Value, end of period	$18.582	$18.048	$15.872	$14.932	$12.776
Number of Accumulation Units outstanding, end of period	9,350,973	7,029,665	4,546,214	2,623,676	1,083,239

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.304	$10.865	$9.870	$8.482	$10.000
Accumulation Unit Value, end of period	$12.314	$11.304	$10.865	$9.870	$8.482
Number of Accumulation Units outstanding, end of period	1,071,127	1,024,559	838,036	537,554	363,762

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$9.011	$9.286	$8.067	$5.726	$9.995
Accumulation Unit Value, end of period	$10.546	$9.011	$9.286	$8.067	$5.726
Number of Accumulation Units outstanding, end of period	2,514,655	2,520,221	2,309,181	1,902,198	1,542,526

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$9.291	$8.341	$7.973	$7.229	$6.528
Accumulation Unit Value, end of period	$9.995	$9.291	$8.341	$7.973	$7.229
Number of Accumulation Units outstanding, end of period	1,040,599	538,115	164,528	89,925	60,981

(a)	Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$8.912	$9.698	$8.750	$6.455	$11.659
Accumulation Unit Value, end of period	$9.684	$8.912	$9.698	$8.750	$6.455
Number of Accumulation Units outstanding, end of period	904,476	991,128	767,977	617,927	294,509

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.298	$11.054	$11.082	$10.348	$8.359
Accumulation Unit Value, end of period	$11.659	$11.298	$11.054	$11.082	$10.348
Number of Accumulation Units outstanding, end of period	314,705	299,021	260,828	212,018	122,942

(a)	For the period January 14, 2002 (date Subaccount was established) through December 31, 2002.

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.874	$9.478	$8.200	$6.123	$10.000
Accumulation Unit Value, end of period	$10.158	$8.874	$9.478	$8.200	$6.123
Number of Accumulation Units outstanding, end of period	770,670	729,189	702,034	785,452	547,472

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$10.970	$11.645	$10.288	$7.812	$14.312
Accumulation Unit Value, end of period	$12.242	$10.970	$11.645	$10.288	$7.812
Number of Accumulation Units outstanding, end of period	1,406,145	1,566,088	1,289,516	997,406	573,101

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$14.000	$12.010	$11.829	$10.635	$8.446
Accumulation Unit Value, end of period	$14.312	$14.000	$12.010	$11.829	$10.635
Number of Accumulation Units outstanding, end of period	610,550	540,238	445,177	318,703	226,386

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.584	$9.090	$8.350	$7.257	$10.000
Accumulation Unit Value, end of period	$9.778	$8.584	$9.090	$8.350	$7.257
Number of Accumulation Units outstanding, end of period	2,030,145	1,996,700	2,100,820	2,040,805	1,390,847

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$11.483	$11.448	$10.120	$8.142	$12.924
Accumulation Unit Value, end of period	$13.091	$11.483	$11.448	$10.120	$8.142
Number of Accumulation Units outstanding, end of period	3,329,580	2,590,189	2,341,089	2,099,475	1,528,170

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$12.478	$10.973	$10.656	$9.786	$7.733
Accumulation Unit Value, end of period	$12.924	$12.478	$10.973	$10.656	$9.786
Number of Accumulation Units outstanding, end of period	1,126,147	799,982	459,187	393,596	231,637

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Years Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$12.832	$14.117	$11.291	$7.752	$15.383
Accumulation Unit Value, end of period	$13.416	$12.832	$14.117	$11.291	$7.752
Number of Accumulation Units outstanding, end of period	1,527,844	1,392,534	1,166,551	953,727	720,501

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$12.473	$11.848	$10.686	$9.735	$6.616
Accumulation Unit Value, end of period	$15.383	$12.473	$11.848	$10.686	$9.735
Number of Accumulation Units outstanding, end of period	574,032	372,622	266,938	231,705	156,766

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$16.021	$17.343	$13.989	$9.657	$18.580
Accumulation Unit Value, end of period	$18.185	$16.021	$17.343	$13.989	$9.657
Number of Accumulation Units outstanding, end of period	830,414	753,834	674,610	550,895	361,928

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$18.169	$16.546	$14.944	$12.309	$9.127
Accumulation Unit Value, end of period	$18.580	$18.169	$16.546	$14.944	$12.309
Number of Accumulation Units outstanding, end of period	344,089	299,255	245,183	143,970	89,541

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$13.226	$13.910	$11.251	$9.058	$15.038
Accumulation Unit Value, end of period	$14.920	$13.226	$13.910	$11.251	$9.058
Number of Accumulation Units outstanding, end of period	667,377	700,038	713,275	664,643	587,027

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.130	$13.678	$12.826	$10.473	$8.492
Accumulation Unit Value, end of period	$15.038	$15.130	$13.678	$12.826	$10.473
Number of Accumulation Units outstanding, end of period	413,249	215,477	209,388	176,078	88,669

(a)	Penn Series Strategic Value Fund Subaccount prior to September 25, 2008.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.354	$12.089	$9.824	$6.466	$10.000
Accumulation Unit Value, end of period	$12.908	$11.354	$12.089	$9.824	$6.466
Number of Accumulation Units outstanding, end of period	570,905	442,863	311,879	204,216	44,973

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.165	$12.202	$9.757	$6.800	$10.000
Accumulation Unit Value, end of period	$13.089	$11.165	$12.202	$9.757	$6.800
Number of Accumulation Units outstanding, end of period	486,189	472,370	327,071	193,538	16,239

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$7.835	$8.943	$7.616	$4.871	$9.894
Accumulation Unit Value, End of period	$8.164	$7.835	$8.943	$7.616	$4.871
Number of Accumulation Units outstanding, end of period	979,163	990,916	982,299	759,461	479,545

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$9.321	$9.574	$9.140	$8.469	$5.825
Accumulation Unit Value, end of period	$9.894	$9.321	$9.574	$9.140	$8.469
Number of Accumulation Units outstanding, end of period	402,652	392,912	230,109	178,828	100,842

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$19.423	$19.536	$15.639	$12.502	$17.413
Accumulation Unit Value, End of period	$22.237	$19.423	$19.536	$15.639	$12.502
Number of Accumulation Units outstanding, end of period	1,179,805	1,137,494	963,895	847,050	705,997

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$18.658	$16.119	$15.775	$13.932	$8.085
Accumulation Unit Value, end of period	$17.413	$18.658	$16.119	$15.775	$13.932
Number of Accumulation Units outstanding, end of period	708,616	563,611	382,604	286,395	186,040

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.141	$10.775	$8.662	$6.967	$10.000
Accumulation Unit Value, end of period	$11.544	$10.141	$10.775	$8.662	$6.967
Number of Accumulation Units outstanding, end of period	917,371	803,530	606,925	294,783	12,202

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.217	$9.541	$9.010	$7.113	$10.000
Accumulation Unit Value, end of period	$9.569	$8.217	$9.541	$9.010	$7.113
Number of Accumulation Units outstanding, end of period	1,648,958	1,627,799	1,152,249	575,589	10,875

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$20.193	$20.302	$18.544	$15.456	$26.707
Accumulation Unit Value, End of period	$24.094	$20.193	$20.302	$18.544	$15.456
Number of Accumulation Units outstanding, end of period	2,323,920	2,329,474	2,271,734	1,974,584	1,492,016

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$22.573	$17.570	$15.266	$11.914	$9.099
Accumulation Unit Value, end of period	$26.707	$22.573	$17.570	$15.266	$11.914
Number of Accumulation Units outstanding, end of period	1,145,255	682,331	294,954	168,411	81,778

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.220	$11.470	$9.767	$5.983	$10.000
Accumulation Unit Value, end of period	$10.869	$9.220	$11.470	$9.767	$5.983
Number of Accumulation Units outstanding, end of period	3,548,338	3,268,898	2,538,069	1,527,928	820,092

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$18.622	$17.652	$14.310	$11.475	$19.207
Accumulation Unit Value, end of period	$21.291	$18.622	$17.652	$14.310	$11.475
Number of Accumulation Units outstanding, end of period	991,086	898,045	776,975	648,412	385,011

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.730	$18.183	$16.330	$12.225	$9.155
Accumulation Unit Value, end of period	$19.207	$23.730	$18.183	$16.330	$12.225
Number of Accumulation Units outstanding, end of period	306,260	242,019	149,229	109,261	67,448

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.689	$10.203	$8.927	$7.025	$10.000
Accumulation Unit Value, end of period	$11.028	$9.689	$10.203	$8.927	$7.025
Number of Accumulation Units outstanding, end of period	1,031,049	1,009,076	937,634	665,719	98,974

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.623	$10.975	$9.724	$7.754	$10.000
Accumulation Unit Value, end of period	$11.897	$10.623	$10.975	$9.724	$7.754
Number of Accumulation Units outstanding, end of period	3,785,565	3,531,723	3,237,725	1,636,384	765,306

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.539	$10.623	$9.602	$8.080	$10.000
Accumulation Unit Value, end of period	$11.522	$10.539	$10.623	$9.602	$8.080
Number of Accumulation Units outstanding, end of period	7,976,884	7,667,673	7,541,039	3,948,768	419,611

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.753	$10.621	$9.857	$8.608	$10.000
Accumulation Unit Value, end of period	$11.478	$10.753	$10.621	$9.857	$8.608
Number of Accumulation Units outstanding, end of period	2,814,011	3,074,822	2,732,069	1,501,781	322,198

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.944	$10.685	$10.142	$9.288	$10.000
Accumulation Unit Value, end of period	$11.377	$10.944	$10.685	$10.142	$9.288
Number of Accumulation Units outstanding, end of period	2,219,532	2,140,399	1,808,697	1,084,787	227,913

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

APPENDIX B

This appendix shows the date of availability by State of the version of the Purchasing Power Protector Benefit rider launched as of August 25, 2008.

State	Date	State	Date
Alaska	9/3/2008	Montana	10/7/2008
Alabama	9/3/2008	North Carolina	9/3/2008
Arkansas	9/3/2008	North Dakota	9/3/2008
Arizona	9/3/2008	Nebraska	9/3/2008
California	12/5/2008	New Hampshire	9/8/2008
Colorado	9/3/2008	New Jersey	10/6/2008
Connecticut	9/3/2008	New Mexico	9/3/2008
District of Columbia	9/3/2008	Nevada	9/3/2008
Delaware	10/1/2008	New York	9/24/2008
Florida	9/3/2008	Ohio	9/3/2008
Georgia	9/3/2008	Oklahoma	9/3/2008
Hawaii	9/3/2008	Oregon	11/4/2008
Iowa	9/3/2008	Pennsylvania	9/3/2008
Idaho	9/3/2008	Rhode Island	9/3/2008
Illinois	9/3/2008	South Carolina	9/3/2008
Indiana	9/3/2008	South Dakota	9/3/2008
Kansas	9/3/2008	Tennessee	9/3/2008
Kentucky	9/3/2008	Texas	9/3/2008
Louisiana	9/3/2008	Utah	9/18/2008
Massachusetts	1/23/2009	Virginia	9/3/2008
Maryland	9/3/2008	Vermont	9/3/2008
Maine	9/3/2008	Washington	9/3/2008
Michigan	9/3/2008	Wisconsin	9/3/2008
Minnesota	10/8/2008	West Virginia	9/3/2008
Missouri	9/3/2008	Wyoming	9/3/2008
Mississippi	9/3/2008

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APPENDIX C

This appendix applies to policies who elected the Purchasing Power Protector Benefit rider prior to the date of availability in the State of issue (see Appendix B):

Guaranteed Lifetime Withdrawal Benefit Rider.  At the time you purchase your Contract, you may purchase The Purchasing Power Protector, a package which includes the following enhancements to your Contract:

1)	Guaranteed Lifetime Withdrawal Benefit; and

2)	Death Benefit Enhancement.

This package of enhancements is available for Annuitants ages 35 to 80 and may not be added after you purchase your Contract and may not be selected if you intend to purchase any other package of enhancements or riders described in this prospectus. Certain capitalized terms used to describe this package of enhancements are defined in this section or in the rider itself.

The Death Benefit Enhancement available as part of the package differs from the death benefit riders described above, see WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT.

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if selected, can withdraw an amount annually as long as either the Annuitant or the Joint Annuitants is alive. The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount (“Withdrawal Amount”) and equals the Lifetime Withdrawal Base (“Withdrawal Base”) multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage (“Withdrawal Percentage”).

Withdrawal Base.  The Withdrawal Base is the greater of (a) or (b) where:

(a)	is the Contract Value on the date of the first withdrawal, prior to the first withdrawal; and

(b)	is the sum of (1) plus (2), where;

(1)	is the Contract Value on the rider effective date; and

(2)	is each purchase payment received after the rider effective date.

Withdrawal Percentage.  For a Single Life Guarantee, the Withdrawal Percentage is based on the age of the Annuitant at the time of the first withdrawal. For a Joint Life Guarantee, the Withdrawal Percentage is based on the age of the younger of the Annuitant or Joint Annuitant at the time of the first withdrawal. Set forth below are the Withdrawal Percentages for your Contract.

Single or Joint Life Guarantee

Age of Annuitant (at time of first withdrawal)	Withdrawal Percentage
Under 55	2.5%
55-59	3.0%
60-64	3.5%
65-69	4.0%
70-74	4.5%
75 and older	5.0%

The Withdrawal Base is subject to certain adjustments while the rider is in effect. The Withdrawal Base will automatically be increased by an inflation adjustment on each contract anniversary after the first withdrawal from the Contract and will be increased if the Contract Owner elects a step-up benefit. The Withdrawal Base will be reduced if cumulative withdrawals in a Contract Year exceed the Withdrawal Amount.

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Inflation Adjustment.  The inflation adjustment is credited to the Withdrawal Base following the first withdrawal. The inflation adjustment is made on each contract anniversary and equals (a) multiplied by (b), where:

(a)	is the current CPI Factor; and

(b)	is the average monthly value of the Withdrawal Base throughout the Contract Year.

CPI Factor.  The CPI Factor equals the ratio of (a) to (b), where:

(a)	is the greater of 0 and the difference between (1) and (2), where:

(1)	is the Consumer Price Index for All Urban Consumers (“CPI-U”) released in the previous month; and

(2)	is the CPI-U released twelve months prior to the most recent release; and

(b)	is the CPI-U released twelve months prior to the most recent release.

The CPI-U is published monthly by the United States Department of Labor on a one month lag. If this index is discontinued or a new index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor. The Contract Owner will be given at least 90 days notice prior to any such change.

The CPI Factor applicable to your Contract on your Contract Anniversary is determined at the beginning of the calendar month that contains your Contract Anniversary. It is determined according to the formula above such that the CPI Factor for a Contract Anniversary that occurs in the month of March will use the CPI-U from the month of January of the current year and the CPI-U from the month of January of the prior year for (1) and (2) under (a) above.

If you take the first withdrawal between contract anniversaries, the Company will calculate the CPI Factor as stated above and apply it to the average monthly Withdrawal Base as defined under Inflation Adjustment. The Inflation Adjustment is then pro-rated for the partial year between the date of the first withdrawal and the following contract anniversary before being added to the Withdrawal Base.

Step-Up Benefit and Step-Up Benefit Date.  The Step-Up Benefit allows the Contract Owner to increase the Withdrawal Base to an amount equal to 100% of the Contract Value as of the Step-Up Benefit Date. This would increase the Withdrawal Amount which would then equal the increased Contract Value multiplied by the Withdrawal Percentage.

The first Step-Up Benefit Date a Contract Owner can elect is the third contract anniversary starting with the rider’s effective date. Subsequent Step-Up Benefit Dates can be no earlier than the third anniversary of the previous Step-Up Benefit Date.

Election of a Step-Up Benefit must be made in writing by the Contract Owner and received by the Company, in good order, at least thirty days prior to the contract anniversary on which the Step-Up Benefit is effective.

Excess Withdrawal Reduction.  If your cumulative withdrawals in a Contract Year exceed the Withdrawal Amount, the Withdrawal Base will be reduced. The Excess Withdrawal is the amount by which the cumulative withdrawals exceed the Withdrawal Amount. The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:

(a)	is the Withdrawal Base; and

(b)	is the Contract Value immediately prior to the Excess Withdrawal.

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Waiting Bonus.  In addition to the adjustments to the Withdrawal Base described above, the Withdrawal Percentage can be increased by an amount (the “Waiting Bonus”) which is added to the Withdrawal Percentage if the first withdrawal is taken after a specified contract anniversary. The Waiting Bonus percentages are as follows:

Contract Year at First Withdrawal	Waiting Bonus
0 - 5	0%
6 - 10	0.5%
11 and later	1.0%

Effect of Withdrawals Less Than the Withdrawal Amount.  If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Withdrawal Amount is not increased in subsequent Contract Years.

Effect of Required Minimum Distributions on Withdrawal Amount.  If you have elected required minimum distribution (RMD) withdrawals and your contract was in effect through at least one calendar year-end, you will automatically receive the Contract Year’s RMD requirement according to the IRS Code. An RMD withdrawal will not reduce the Withdrawal Base if the required amount exceeds the Guaranteed Annual Lifetime Withdrawal Amount.

This treatment of the excess of the RMD withdrawal over the Guaranteed Withdrawal Amount will apply only in relation to the required minimum distribution based on the value of the Contract, including the actuarial present value of any optional death benefit or living benefit riders elected.

Annuity Payments.  The Contract Owner can elect to receive annuity payments under one of the following options:

(a)	apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)	request that as of the annuity payment commencement date, annuity payments are made each year equal to the Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Remaining Payments When Contract Value is Reduced to Zero.  If the Contract Value is reduced to zero and the Withdrawal Base is still positive, such Remaining Payments will be made once each Contract Year. In this situation, no additional purchase payments will be accepted. The only provisions of the Contract that remain in effect are those that are associated with Remaining Guaranteed Lifetime Withdrawal Benefit Payments.

If the Contract Value is reduced to zero in a Contract Year and there is any Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.

Joint and Single Life Guarantees.  The Guaranteed Lifetime Withdrawal Benefit can be purchased on a single or a joint life basis. A Joint Life Guarantee is issued when a Joint Annuitant is specified in the Contract Specifications. The Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant, and the spouse must be the Joint Annuitant and Successor Owner.

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A Single Life Guarantee is issued when a Joint Annuitant is not specified in the Contract Specifications. The Withdrawal Amount is guaranteed over the lifetime of the Annuitant. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant.

A Single Life Guarantee cannot be converted to a Joint Life Guarantee. If no withdrawals have been taken, a Joint Life Guarantee can be changed to a Single Life Guarantee. The Joint Annuitant can also be changed to the Annuitant’s current spouse if no withdrawals have been taken. If a withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be dropped from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge.

Note that the Joint Life Guarantee option acts like a second to die policy. Therefore, the contract with the Joint Life Guarantee option is set up with one owner and two annuitants. Upon the death of the first annuitant, the second annuitant becomes the successor owner. The contract then stays in force, and the living benefit features continue until the death of the second annuitant. Also note that the successor owner has no contractual rights while the owner is alive and steps into ownership upon the death of the owner. The Spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

Death Benefit Enhancement.  Prior to the Annuity Date and upon receipt of due proof of the Annuitant’s death for Single Life Guarantees, or the last death of the Annuitant and Joint Annuitant for Joint Life Guarantees, and the necessary forms to make payment to a Beneficiary, the Company will pay a Death Benefit Enhancement in addition to the death benefit provided in your Contract. The Death Benefit Enhancement is equal to the remaining Death Benefit Enhancement Benefit Base (the “Benefit Base”), minus the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract. The Death Benefit Enhancement cannot be less than zero. The maximum Death Benefit Enhancement is $1 million.

Death Benefit Enhancement Benefit Base.  For purposes of calculating the Death Benefit Enhancement, the Benefit Base is the greatest of (a), (b) or (c) below, where:

(a)	is the Contract Value on the date of the first withdrawal, just before the first withdrawal; and

(b)	is the sum of (1) plus (2), where:

(1)	is the Contract Value on the rider effective date accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of (i) 10 years from the contract issue date until the earliest of:

(i)	10 years from the contract issue date;

(ii)	attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant;

(iii)	the date of the first withdrawal; and

(2)	is each purchase payment received after the rider effective date but prior to the first withdrawal accumulated on a daily basis at a rate of 5% (3% for Contracts issued in Washington) until the earliest of (i) 10 years from the contract issue date until the earliest of:

(i)	10 years from the contract issue date,

(ii)	attainment of age 80 of the Annuitant, or age 80 of the younger of the Annuitant or the Joint Annuitant,

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(iii)	the date of the first withdrawal; and

(c)	the highest Contract Value as of a contract anniversary date until the earliest of:

(i)	10 years from the contract issue date,

(ii)	attainment of age 80 of the Annuitant for Single Life Guarantees, or age 80 of the younger of the Annuitant or the Joint Annuitant for Joint Life Guarantees;

(iii)	the date of the first withdrawal.

Purchase payments made after the date of the first withdrawal will increase the Death Benefit Enhancement Benefit Base on a dollar-for-dollar basis.

Any increase in the Guaranteed Withdrawal Benefit Base as a result of a Step-Up Benefit will increase the Death Benefit Enhancement Benefit Base as of the Step-Up Benefit Date.

Effect of Withdrawals on the Death Benefit Enhancement Benefit Base.  If total withdrawals in a Contract Year are less than the Withdrawal Amount, the Benefit Base is reduced for the withdrawals on a dollar-for-dollar basis. If the total withdrawals in a Contract Year exceed the Withdrawal Amount, the Benefit Base is reduced for the amount of the Excess Withdrawals by multiplying the Excess Withdrawal by the ratio of (a) to (b) where

(a)	is the Benefit Base immediately prior to the Excess Withdrawal; and

(b)	is the Contract Value immediately prior to the withdrawal of the Excess Withdrawal.

Impact of Annuitant’s Death for Joint Life Guarantees.  The Joint Annuitant has the option of continuing the contract. If no withdrawals have been taken, the successor owner may elect to convert the guarantee to a Single Life Guarantee based on the Joint Annuitant’s lifetime. If no withdrawals have been taken, the guarantee converts to a Single Life Guarantee based on the Joint Annuitant’s lifetime. If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Joint Annuitant’s lifetime.

The Joint Annuitant also has the option to surrender the Contract and receive a Death Benefit equal to the Contract Value, and the Contract and rider terminate.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees.  If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid. If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company to convert the guarantee to a Single Life Guarantee based on the Annuitant’s lifetime. If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken. If withdrawals have been taken, the guarantee does not change and the Withdrawal Amount applies to the Annuitant’s lifetime.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a Beneficiary and the rider is terminated.

For information on the cost of this package of enhancements, see “What Charges Do I Pay?” in this prospectus.

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Termination of Rider.  This Rider will terminate:

(a)	on any contract anniversary, after the third contract anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;

(b)	if the Contract Value equals zero and there is no Withdrawal Amount due in future years;

(c)	upon full surrender of the Contract;

(d)	on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees;

(e)	on the ddate of death of the Annuitant for Joint Life Guarantee if the Joint Annuitant receives the death benefit equal to Contract Value; or

(e)	upon annuitization.

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PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

PennFreedom Variable Annuity is issued by The Penn Mutual Life Insurance Company on Policy form LVA-01 and state variations thereof.

© 2013 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6081

05/13

STATEMENT OF ADDITIONAL INFORMATION—MAY 1, 2013

PENNFREEDOM

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2013 for the individual variable and fixed annuity contract (the “Contract”). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account” in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payment

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant’s age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period.

plus

The per share amount of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period.

plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

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Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period.

plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.45% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of The Penn Mutual Life Insurance Company (“Penn Mutual”), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2012, 2011 and 2010, Penn Mutual paid HTK commissions of approximately $235,454, $292,580 and $300,880, respectively.

The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5% and trailer commissions based on a percentage of

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Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of the Penn Mutual Variable Annuity Account III of the Company as of December 31, 2012 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Bingham McCutchen LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 2020 K Street, N.W., Washington, D.C. 20006.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

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Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2013

Inflation Protector Variable Annuity

PROSPECTUS — MAY 1, 2013

Individual Variable and Fixed Deferred Annuity Contract - Flexible Purchase Payments

INFLATION PROTECTOR VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an Individual Variable and Fixed Deferred Annuity with Flexible Purchase Payments contract (“Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), which provides for tax-deferred accumulation of Purchase Payments, Fixed Annuitization Options that can guarantee income payments for a specified period or for the lifetime of the Annuitant(s), a Standard Death Benefit, and a Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider (“Rider”). The prospectus contains information that you (“Contract Owner”) should know before purchasing a Contract. Please read it carefully and save it for future reference. Please refer to the Glossary on page 5 for the definition of contract terms and the Rider Glossary on page 28 for the definition of terms specific to the Rider.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

•	has a variable component, which means that your Variable Account Value will be based upon investment experience (see investment options on next page),
•

has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on Purchase Payments accumulated with an interest rate which will vary, but will never be less than a guaranteed minimum rate (guaranteed rate is determined at the issue of the Contract and stays the same for the life of the Contract);

•

is tax-deferred, which means that you will not pay income taxes until we begin to make annuity payments to you, or you take withdrawals from the Contract, or until the death benefit is paid to your Beneficiary;

•	allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
•

provides the Rider which includes a guaranteed minimum withdrawal benefit with an adjustment for increases in the inflation rate, as well as an enhanced death benefit guarantee (there is an additional charge for this Rider, and there are limitations on your investment options with the presence of the Rider).

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge of up to 8% on early withdrawals. If you withdraw money before age 59 1/2, you may be subject to a 10% additional federal income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or Purchase Payments, if required by state law). Longer free look periods apply in some states. Your Purchase Payment will be allocated to the Subaccounts you have selected on the date we issue your Contract. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2013, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”), and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and The Penn Mutual Life Insurance Company that you should know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Sub-adviser
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management, Inc.
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management Inc.
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investments, L.P.
Mid Cap Value Fund	Neuberger Berman Management LLC
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management Inc.
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management Inc.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderately Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderate Allocation Fund	Independence Capital Management, Inc.
Moderately Conservative Allocation Fund	Independence Capital Management, Inc.
Conservative Allocation Fund	Independence Capital Management, Inc.

A prospectus for each of these Funds accompanies this prospectus.

Your Contract includes the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider and therefore is subject to restrictions on allocations to and transfers among certain Subaccounts. For more information on the restrictions, see “Investment Options Under the Rider” in the Rider section of this prospectus.

2

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract’s features, benefits, risks and fees and whether the Contract is appropriate for you based upon your financial situation and objectives.

3

APPENDIX A	A-1

APPENDIX B	B-1

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GLOSSARY

We have included in this section additional explanation of certain words or terms used in this prospectus. These words or terms are capitalized throughout this prospectus.

Accumulation Period:  A period that begins with your first Purchase Payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Actual Age:  True calendar age in exact years (including fractions).

Administrative Office:  A reference to our Administrative Office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Age Nearest Birthday:  Age rounded to nearest whole number of years.

Annuitant:  The person upon whose life all annuity options, benefits and features are based.

Annuitization:  The process by which you convert your Contract Value into a stream of regular income payments.

Annuity Date:  The date on which annuity payments are scheduled to begin.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments to you.

Annuity Value:  Contract Value at the time of Annuitization.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Anniversary:  Any subsequent anniversary date of the Contract Date.

Contract Date:  The date the Contract is issued.

Contract Month:  Time period between Contract Monthly Anniversaries. The first Contract Month runs from the Contract Date to the first Contract Monthly Anniversary, one month after the Contract Date.

Contract Owner:  The person or entity that purchases the Contract and is entitled to exercise all of the ownership rights under the Contract.

Contract Value:  The sum of the Variable Account Value and the Fixed Account Value.

Contract Year:  Time period between Contract Anniversaries. The first Contract Year runs from the Contract Date to the first Contract Anniversary.

Dollar Cost Averaging Options:  The Fixed Dollar Cost Averaging Options and the Variable Dollar Cost Averaging Options available under the Contract that are used in conjunction with an election of the Dollar Cost Averaging program.

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Fixed Account:  The account under which amounts are held for the Contract under all Fixed Interest Account Options prior to the Annuity Date.

Fixed Account Value:  The value of amounts held in all Fixed Interest Account Options of the Fixed Account under the Contract.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Initial Purchase Payment:  Sum of all deposits made into the Contract on the Contract Date.

Interest Period:  The period of time for which a Fixed Interest Account interest rate declared by the Company is guaranteed. The period begins on the first day of the calendar month in which allocation or transfer is made.

Monthly Anniversary:  Monthly Anniversary is the same day of each month as the Contract Anniversary date; if there is no corresponding date in the month, the Monthly Anniversary date will be the last day of such month.

Proportional Reduction:  A reduction to a death benefit or Rider benefit base for a withdrawal in excess of that provided for by the Contract or Rider that will reduce the base by the same percentage that the Contract Value was reduced as a result of the withdrawal. If your Contract Value is lower than your benefit base, the reduction will be greater than the dollar amount of the withdrawal.

Purchase Payment:  Any deposit made into the Contract.

Qualified Plan:  A retirement arrangement that receives special tax treatment under the Internal Revenue Code. Penn Mutual does not issue contracts through 401(k) defined contribution pension plans.

Quarterly Anniversary:  Every third Monthly Anniversary after the Contract Date; if there is no corresponding date in the month, the Quarterly Anniversary date will be the last day of such month.

Required Minimum Distributions (RMDs):  Required Minimum Distributions generally are minimum amounts that participants in qualified retirement plans and owners of individual retirement arrangements (IRAs) must withdraw each year following the calendar year that he or she reaches 70 1/2 years of age.

Rider:  Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Subsequent Purchase Payment:  Any deposit made into the Contract after the Contract Date.

The Company:  The Penn Mutual Life Insurance Company.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

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Variable Account:  The account under which amounts are held for the Contract Owner under all Subaccounts of the Separate Account prior to the Annuity Date.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

We or Us:  A reference to “we” or “us” denotes The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  A reference to “you” denotes the Contract Owner or prospective Contract Owner.

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EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducted1.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None

Maximum Contingent Deferred Sales Charge	8% of purchase payments withdrawn[2]

Transfer Fee	None[3]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$40[4]
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.50%
Contract Administration Charge	0.15%

Total Separate Account Annual Expenses (without Rider) (as a percentage of Variable Account Value)	1.65%
Maximum Rider Charges
Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider	2.50%[5]

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.34%	1.72%

1	As of the date of this prospectus state premium taxes range from 0% — 3.5%.
2	The charge is based on duration of each purchase payment and decreases each year to zero in the fifth year as follows: first year — 8%; second year — 7%; third year — 6%; fourth year — 5%; fifth year and thereafter — 0%. See What Charges Do I Pay? in this prospectus.
3	The Company reserves the right to restrict frequency of transfers or market timing at its sole discretion.
4	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $50,000.
5	The current annual charge for the Rider is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee and neither may be increased beyond the maximum of 2.50%. The Rider Charge is expressed as an annual percentage of the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

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The following table provides more specific detail about the total fund operating expenses for each fund

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.31%		0.00%	0.49%	0.00%		0.49%
Limited Maturity Bond	0.30%	0.27%		0.01%	0.58%	0.00%		0.58%
Quality Bond	0.31%	0.25%		0.02%	0.58%	0.00%		0.58%
High Yield Bond	0.50%	0.32%		0.00%	0.82%	0.00%		0.82%
Flexibly Managed	0.60%	0.24%		0.00%	0.84%	0.00%		0.84%
Balanced	0.00%	0.23%		0.43%	0.66%	0.04%	(1)	0.62%
Large Growth Stock	0.63%	0.28%		0.00%	0.91%	0.00%		0.91%
Large Cap Growth	0.55%	0.35%		0.00%	0.90%	0.00%		0.90%
Large Core Growth	0.60%	0.29%		0.00%	0.89%	0.00%		0.89%
Large Cap Value	0.60%	0.28%		0.01%	0.89%	0.00%		0.89%
Large Core Value	0.60%	0.28%		0.00%	0.88%	0.00%		0.88%
Index 500	0.07%	0.27%		0.00%	0.34%	0.00%		0.34%
Mid Cap Growth	0.70%	0.30%		0.00%	1.00%	0.00%		1.00%
Mid Cap Value	0.55%	0.29%		0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.36%		0.06%	1.14%	0.00%		1.14%
SMID Cap Growth	0.75%	0.37%		0.01%	1.13%	0.07%	(1)	1.06%
SMID Cap Value	0.95%	0.32%		0.00%	1.27%	0.13%	(1)	1.14%
Small Cap Growth	0.75%	0.35%		0.00%	1.10%	0.00%		1.10%
Small Cap Value	0.85%	0.28%	(1)	0.07%	1.20%	0.00%		1.20%
Small Cap Index	0.30%	0.39%		0.09%	0.78%	0.14%	(1)	0.64%
Developed International Index	0.30%	0.70%		0.00%	1.00%	0.41%	(1)	0.59%
International Equity	0.85%	0.32%		0.00%	1.17%	0.00%		1.17%
Emerging Markets Equity	1.18%	0.54%		0.00%	1.72%	0.00%		1.72%
Real Estate Securities	0.70%	0.31%		0.00%	1.01%	0.00%		1.01%
Aggressive Allocation	0.10%	0.25%		0.94%	1.29%	0.02%	(1)	1.27%
Moderately Aggressive Allocation	0.10%	0.22%		0.87%	1.19%	0.00%		1.19%
Moderate Allocation	0.10%	0.21%		0.79%	1.10%	0.00%		1.10%
Moderately Conservative Allocation	0.10%	0.22%	(1)	0.69%	1.01%	0.00%		1.01%
Conservative Allocation	0.10%	0.23%		0.60%	0.93%	0.00%		0.93%

(1)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund. Under this agreement, to the extent Penn Mutual and/or the Fund’s investment adviser does not have an obligation to waive their fees or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and/or the investment adviser, if any, during the Fund’s preceding three fiscal years. Pursuant to this agreement, 0.02% and 0.01% of the previously waived advisory fees for the Small Cap Value Fund and Moderately Conservative Allocation Fund, respectively, was recouped by the Fund’s investment adviser during fiscal year 2012.

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Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Aggressive Allocation	0.33%

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period and have paid Maximum Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,302	$2,281	$2,913	$5,742
Assuming Minimum Total Annual Fund Expenses	$1,177	$1,913	$2,286	$4,623

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have paid Maximum Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$589	$1,758	$2,913	$5,742
Assuming Minimum Total Annual Fund Expenses	$453	$1,365	$2,286	$4,623

(3)	If you surrender your Contract at the end of the applicable time period and have paid current Single Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,189	$1,949	$2,347	$4,733
Assuming Minimum Total Annual Fund Expenses	$1,063	$1,576	$1,704	$3,559

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have paid current Single Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$466	$1,403	$2,347	$4,733
Assuming Minimum Total Annual Fund Expenses	$329	$1,005	$1,704	$3,559

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(5)	If you surrender your Contract at the end of the applicable time period and have paid current Joint Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,211	$2,015	$2,458	$4,926
Assuming Minimum Total Annual Fund Expenses	$1,086	$1,644	$1,823	$3,782

(6)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have paid current Joint Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$491	$1,474	$2,458	$4,926
Assuming Minimum Total Annual Fund Expenses	$354	$1,078	$1,823	$3,782

CONDENSED FINANCIAL INFORMATION

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account for which Accumulation Units were outstanding on December 31, 2012. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the Separate Account appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•

The income, gains and losses, whether or not realized, of the Separate Account are, in accordance with the Contract, credited to or charged against the Separate Account without regard to the other income, gains or losses of Penn Mutual.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

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Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds. There are limitations on the availability of these funds with the presence of the Rider.

Penn Series Funds, Inc.:

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term capital growth primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

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Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund — long-term growth of capital (capital appreciation).

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

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Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Inc., San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investments, L.P., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management LLC, New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management Inc., New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your Purchase Payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of full and fractional Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

Accumulation Units — Valuation

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from, or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your Purchase Payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day. In the case of your first Purchase Payment, you receive the price next computed after we accept your application to purchase a Contract.

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The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge and contract administration charge assessed against the Subaccount.

THE FIXED INTEREST ACCOUNTS

The Fixed Interest Accounts are part of the Company’s general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

Your Contract is an Individual Variable and Fixed Deferred Annuity with Flexible Purchase Payments, which provides for tax-deferred accumulation of Purchase Payments, Fixed Annuitization Options that can guarantee income payments for a specified period or for the lifetime of the Annuitant(s), and a Standard Death Benefit.

The Contract allows you to invest in:

•	the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

•

the Fixed Interest Accounts. The Fixed Interest Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this prospectus.

The Contract includes a Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider. The Rider provides protection from equity market volatility and inflation by guaranteeing a Withdrawal Benefit Base that provides income for your lifetime or a minimum of twenty years, and allows the withdrawals under the Guarantee to grow with changes in inflation. The Rider also provides an Enhanced Death Benefit. There is an additional charge for this Rider, and your investment options will be limited under the Rider. See the RIDER section of this prospectus for more information.

You decide, within Contract limits,

•	how often you make a Purchase Payment and how much you invest (subject to minimum and maximum limits of the Contract);

•	the Subaccounts and/or the Fixed Interest Accounts into which your Purchase Payments are invested (subject to the limitations of the Rider);

•	whether or not to transfer money among the available Subaccounts and/or the Fixed Interest Accounts;

•	the type of annuity that we pay and who receives the annuity payments;

•	the Beneficiary or Beneficiaries to whom we pay death benefits (subject to the limitations of the Rider if the Joint Guarantee is elected); and

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•	the amount and frequency of withdrawals from the Contract Value (subject to limitations of the Contract).

Your Contract has

•	an Accumulation Period, during which you make one or more Purchase Payments and we invest your payments as you direct us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

Your Rider has

•

a Deferral Phase, during which your Contract Value will grow with investment performance and your Withdrawal Benefit Base may increase for the greater of investment performance or inflation each Contract Year. Withdrawals may be taken without initiating the Withdrawal Phase; and

•	a Withdrawal Phase, during which you may take guaranteed withdrawals under the terms of the Rider before an Annuity Payout Period may begin.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material Contract amendment and mutual fund substitutions.

The Contract is available to individuals, business entities and trusts. The Contract may be issued as an individual retirement annuity (IRA) on a contributory and rollover basis. The Contract may be suitable for single participant qualified plans. It is not suitable for multi-participant qualified plans because it is an individual annuity, not a group Contract.

You may contact us by writing The Penn Mutual Life Insurance Company, Attn: Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first Purchase Payment, to our Administrative Office. All Subsequent Purchase Payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your Purchase Payment to you within five business days unless you ask us to keep it while you complete the application. We hold your Initial Purchase Payment in a non-interest bearing account until it is applied to your Contract or returned to you.

Age Restrictions.  You may purchase the Contract with the Rider as a Single or a Joint Life Guarantee. The Single Life Guarantee is available only if the Annuitant is between the ages of 45 and 80 on the Contract Date. The Joint Life Guarantee is available only if, on the Contract Date, the Annuitant is between the ages of 45 and 85, and the younger of the Annuitant and Joint Annuitant is between the ages of 45 and 80. Issue age is determined by Age Nearest Birthday.

Purchase Payment.  A Purchase Payment is any deposit made into the Contract. The Initial Purchase Payment is the sum of all deposits made into the Contract on the Contract Date. Purchase Payments will be

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allocated to the Subaccounts of the Separate Account and to the Fixed Account as directed by the Contract Owner in the application for this Contract. Subsequent Purchase Payment is any deposit made into the Contract after the Contract Date. Subsequent Purchase Payments will be allocated, as specified in the allocation section of the application, to the Subaccounts of the Separate Account and to the Fixed Account unless the Contract Owner directs that the Purchase Payments be allocated otherwise. Purchase Payments applied to the Contract after issue may be made at any time without prior notice to the Company.

The minimum Initial Purchase Payment that we will accept is $10,000, with minimum Subsequent Purchase Payments of $1,000, although we may decide to accept lower amounts. We reserve the right to decline any Purchase Payment. We will accept up to $2 million in cumulative Purchase Payments per Annuitant or Contract Owner, across all Variable Annuity Contracts with Penn Mutual.

Annuity Payments

Annuitization.  Annuitization is a process by which your Contract Value is converted into a stream of regular income payments. You may choose to annuitize your Contract after the first Contract Anniversary. The Rider may impose different annuitization and maturity processing requirements than described below. Please see the Rider section of this prospectus for more information.

Annuity Date.  Annuity Date is the date on which annuity payments are scheduled to begin. Unless another Annuity Date was specified on the annuity application or requested by later written notification, the Annuity Date will be set to the latest maturity date allowed by state law, which is the later of (a) first Monthly Anniversary following the Annuitant’s (or the younger of the Annuitant and the Joint Annuitant) 95th birthday, or (b) 10th Contract Anniversary.

Upon your request or on the Annuity Date described in your Contract, you may apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract.

You may change the Annuity Date by sending a written request to our Administrative Office, which must be received by us at least 30 days before the current Annuity Date.

On the Annuity Date, the Contract Value, net of premium taxes if applicable, must be annuitized. You must select an Annuity Option at least 30 days prior to the Annuity Date. In the event no response is received from you to the notification that an Annuity Option must be selected, and if the Annuity Date is less than the maximum maturity date, the Annuity Date will be changed to the maximum maturity date allowed by the state. If the maximum maturity date has been reached, and you did not specify an Annuity Option, the Contract Value will be annuitized on the Annuity Date based on an applicable default option. If the Rider is in force on the Annuity Date, the default option depends on the state of the Rider features at the time (please, see “What Happens on the Annuity Date?” in the Rider section in this prospectus). If the Rider is not in force on the Annuity Date, the default option is a Life Annuity with Period Certain of 5 years.

What Types of Annuity Payments May I Choose?

On or after the first Contract Anniversary date, you may choose one of the following Fixed Annuity Options:

•

Annuity for Specified Number of Years — Annuity payments will continue for a specified number of years, which may not be less than 5 nor more than 30. If the Annuitant dies prior to the end of the guaranteed period, payments will continue to be paid to the designated Beneficiary(ies) until the end of the guaranteed period.

•

Life Annuity — Annuity payments will continue until the Annuitant’s death. The last payment will be the one that is due before the Annuitant’s death. Upon the death of the Annuitant, payments will cease and there will be no payment to any beneficiary.

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•

Life Annuity with Period Certain — Payments will be made for the lifetime of the Annuitant, with a guaranteed period of time. The guaranteed period can range from 5 to 30 years. If the Annuitant dies prior to the end of the Period Certain, payments will continue to be paid to the designated Beneficiary(ies) until the end of the Period Certain. If the Annuitant lives longer than the Period Certain, payments will continue until the Annuitant dies, but there will be no payment to any beneficiary.

•

Joint and Survivor Life Annuity — Payments will be made during the lifetimes of the Annuitant and the Joint Annuitant. Upon the death of either Annuitant, and based on the percentage initially selected, payments will continue at a level of 100%, 75%, 66 2/3%, or 50% of the original benefit amount for the lifetime of the surviving Annuitant. The initial payment will be made if either the Annuitant or the designated second Annuitant are living. Subsequent payments will continue during the joint lives of the Annuitants and thereafter during the life of the surviving Annuitant. Payments will end with the last payment due before the death of the last Annuitant to die. After the deaths of both Annuitants, payments will cease and there will be no payments to any beneficiary.

•	Any other form of annuity that you and we may agree upon.

The size of your annuity payments will not change. The size of these payments is determined by a number of factors, including the amount of your investment, your age at the time of Annuitization, the form of annuity chosen, the expected length of the annuity period, the frequency of annuity payments and their duration, and a guaranteed rate of return. After annuity payments begin, the Annuity Option cannot be changed.

Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the first Contract Anniversary.

Other Information.  Unless you tell us otherwise:

•	you will receive a life annuity with payments guaranteed for 5 years,

•	your annuity payments will generally start within 30 days of the Annuity Date,

•	payments under all options will be made to the Contract Owner or to the Annuitant at the direction of the Contract Owner,

•	your Contract may be subject to special annuitization and maturity processing requirements under the terms of the Rider included with your Contract.

You may change the Annuity Date or your Annuity Option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting at least 30 days after the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. The less frequently we make payments, the larger each payment will be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

Your Contract includes a Standard Death Benefit as well as a Death Benefit Enhancement payable under the Rider. The Standard Death Benefit is described below. The Death Benefit Enhancement is paid upon the death of the Annuitant under a Single Life Guarantee or the last death of the Annuitant and the Joint Annuitant under a Joint Life Guarantee. Please see the Rider section for an explanation of the Death Benefit Enhancement.

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If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment.

If you die before the Annuity Date and you are the Annuitant, we will pay your Beneficiary the Standard Death Benefit as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment.

Standard Death Benefit.  The Standard Death Benefit is the greater of (1) and (2) where:

(1)	is the Contract Value; and

(2)	is the amount of the Adjusted Net Purchase Payments (total Purchase Payments less the sum of all adjusted withdrawals), where adjusted withdrawals are the greater of (a) and (b) below, where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal, and

(ii)	is the Contract Value just before the withdrawal.

Example:  please see Example 1 in Appendix A for the calculation of the Standard Death Benefit.

If you make a withdrawal at a time when the amount of the Adjusted Net Purchase Payments is greater than your Contract Value, then your Standard Death Benefit amount will be reduced by an amount greater than the amount withdrawn.

The Standard Death Benefit will be payable until Actual Age 95 of the Annuitant (or the younger of the Annuitant and Joint Annuitant, if Joint Life Guarantee), or until the Contract Value reaches zero, if earlier.

If you die after the Annuity Date, upon receipt of due proof of death and other forms necessary to process the payment, we will pay your Beneficiary a death benefit according to the Annuity Option in force, only if the option provides a death benefit.

We generally pay the death benefit within seven days after we receive proof of death and all required information. The death benefit is payable to a Beneficiary.

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

Choosing a Lump Sum or Annuity.  Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

•

If the Beneficiary chooses a lump sum, he or she may ask to postpone payment of the lump sum for up to five years. However, an IRA Beneficiary has additional options. A spouse Beneficiary can assume ownership of the IRA and both a spouse and non-spouse Beneficiary can continue the IRA as a “beneficiary” or a “stretch” IRA. If the “beneficiary” or “stretch” option is selected, a new Penn Mutual Contract is purchased or a new stretch/beneficiary arrangement can be established.

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•

If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary’s life or over a period not longer than the Beneficiary’s life expectancy.

•

If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

Exchange of Contract by Surviving Spouse.  If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. The surviving spouse may exchange this Contract for a new Contract of the same form or for a Contract of a similar form designated by the Company if the original form is no longer available for sale at the time this option is exercised. The new Contract issued upon the exercise of this exchange, will: (a) have the surviving spouse as the Annuitant; and (b) list the date of the exchange as the new Contract Date.

Riders on exchanged Contracts are only available with the approval of the Company. Exchange shall not be treated as a withdrawal under the terms of the Contingent Deferred Sale Charge provision of this Contract. Purchase Payments to a Contract established as a result of an Exchange of Contract by a surviving spouse provision shall not be treated as a Purchase Payment under the terms of the Contingent Deferred Sales Charge provision of the Contract.

If there is more than one surviving Beneficiary, they must direct their portion of the death benefit in accordance with the above options.

If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of Annuity Option.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?

Transfer Limits.  Notwithstanding any other provision of this Contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year. Transfers pursuant to Dollar Cost Averaging or to Automatic Asset Rebalancing programs will not count against this limit.

You may transfer your Contract Value among Subaccounts of the Separate Account.

•	The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

•

You may transfer from the Six Month Fixed Dollar Cost Averaging Account or the Twelve Month Fixed Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

•	You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

•	Transfers may be subject to investment option limitations under the Rider while the Rider is in force.

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General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than Dollar Cost Averaging and Automatic Asset Rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The transfer fee would not exceed $20.

The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused by those we do detect.

The Contract may be subject to investment allocation restrictions according to the terms of the Rider, which limit your right to request transfers between Subaccounts. Please, refer to the Rider section for details.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying Funds. The reduced returns could adversely affect the Contract Owners, Annuitants, or Beneficiaries of any variable annuity contract issued by any insurance company with respect to values allocated to the underlying Fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual Contract Owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by Contract Owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the effects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any Purchase Payment or exchange request at any time for any reason.

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We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If the Contract Value is at least $10,000, you may allocate money to one of the Dollar Cost Averaging Options and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. Amounts may only be allocated to one of the Dollar Cost Averaging Options in conjunction with an election of the Dollar Cost Averaging program. The minimum transfer amount to each Subaccount is $50. Once a Dollar Cost Averaging Option is selected, an additional Dollar Cost Averaging Option cannot be selected. If you elect to discontinue participation in the program, any money left in the account will be transferred into the variable Subaccounts based on the Dollar Cost Averaging allocation initially selected (unless otherwise directed by you).

Fixed Dollar Cost Averaging Options.  Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options. Such payments are subject to the Contract minimums for Initial and Subsequent Purchase Payments. Amounts held in a Fixed Dollar Cost Averaging Option of the Fixed Account will be credited with interest at effective annual rates, declared by the Company. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS for details.

Variable Dollar Cost Averaging Options.  Dollar Cost Averaging may also be done from one of the following Subaccounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. New Purchase Payments and transfers may be allocated to the selected Subaccount. Such payments are subject to the Contract minimums for Initial and Subsequent Purchase Payments. The available periods under the Variable Dollar Cost Averaging Options are from at least 12 months up to 60 months.

Automatic Asset Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect Automatic Asset Rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after Annuitization. There is no charge for Dollar Cost Averaging or automatic rebalancing.

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May I Withdraw Any of My Money?

Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive proper authorization from the Contract Owner at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

•	The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount (as defined below) if that amount is less than $500.

•	You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in the Subaccount from which the withdrawal is made is at least $250.

•	If you make a full withdrawal, the Contract will be terminated.

•

If you do not tell us otherwise, the withdrawal will be taken pro-rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the Fixed Interest Accounts beginning with the Fixed Interest Account with the shortest Interest Period. Within a Fixed Interest Account, partial withdrawals will be made from amounts most recently allocated, renewed or transferred.

Systematic Withdrawals.  If you have not exhausted your Free Withdrawal Amount in the current Contract Year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw your annual Free Withdrawal Amount without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $50. We will adjust the frequency of your payments so that payments are at least $50 each. For example, if you would like to withdraw $100 a year, you can set up annual or semiannual withdrawals, but not quarterly or monthly. Your payments will begin on the next withdrawal date following at least 30 days after we receive your request. Please note that no confirmations will be sent on systematic withdrawals. They will, however, be reflected on statements. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

In the Contract Year when the Systematic Withdrawals are elected for the first time, the entire amount of the withdrawal requested will be disbursed among the remaining Systematic Withdrawal payments to be made prior to the next Contract Anniversary. Systematic Withdrawal amounts will then be recalculated upon the next Contract Anniversary to reflect the annual withdrawal amount requested and a full year of systematic payments. For example, if you request your Free Withdrawal Amount with monthly Systematic Withdrawals and there are four months remaining in your Contract Year, you will receive the entire Free Withdrawal Amount divided by the four payments remaining in your Contract Year. Upon your next Contract Anniversary, your monthly Systematic Withdrawal payment will be recalculated to be 1/12 of the annual Free Withdrawal Amount. This could result in lower Systematic Withdrawal payments in your second year of withdrawal.

Once Systematic Withdrawals are initiated, you must send us a written notice to stop the Systematic Withdrawals or to change the amount or the mode of the withdrawals. The Systematic Withdrawals will terminate upon the earlier of the death of the Contract Owner or the Annuitant, or upon notice from the Contract Owner. Systematic Withdrawals will be subject to Contingent Deferred Sales Charge if the annual amount withdrawn exceeds the Free Withdrawal Amount. All withdrawals during the Contract Year are considered in the determination of Free Amount withdrawn and the point at which Contingent Deferred Sales Charges will be assessed for additional withdrawals.

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Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contract and the Separate Account.

•

We deduct from your Variable Account Value, an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, the last day of the Contract Year. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $50,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro-rata among the Subaccounts in which you invest.

•	We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed, an effective annual rate of 0.15%.

Mortality and Expense Risk Charge.  We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.50%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

You pay this charge only if you withdraw an amount in excess of the Free Withdrawal Amount as described in the next subsection. We will apply the following schedule of contingent deferred sales charges to all withdrawals (including withdrawals guaranteed under the Rider), which are not Free Withdrawals as described in the next subsection.

Number of full Contract Years since Purchase Payment	Applicable Charge
0	8%
1	7%
2	6%
3	5%
4+	0%

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Purchase Payments will be treated as withdrawn and any contingent deferred sales charge will be assessed on a first-in, first-out basis. Purchase Payments are treated as withdrawn before gains from market appreciation or interest are withdrawn from the Contract.

There will be no contingent deferred sales charge on amounts withdrawn that exceed the total Purchase Payments of the Contract (i.e., earnings will not be subject to contingent deferred sales charge). The Free Withdrawal Amount will be applied to the Purchase Payments with the earliest effective date.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge:

(a)	Four-Year-Old Purchase Payments. You may withdraw any Purchase Payment that was made more than four years before the withdrawal without incurring a contingent deferred sales charge.

(b)	Withdrawals up to 10% of Purchase Payments. If any Purchase Payment is less than four years old, you may withdraw up to 10% of your total purchase payments in a Contract Year without incurring a contingent deferred sales charge (the “Free Withdrawal Amount”). The amount available for a free withdrawal at any point in time during a Contract Year is 10% of all purchase payments as of the date of the request less the amount of all prior free withdrawals made during that Contract Year. The Free Withdrawal Amount will be applied to Purchase Payments on a first-in, first-out basis. You may not carry forward to the next Contract Year any Free Withdrawal Amount remaining at the end of the current Contract Year. With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the Purchase Payments so withdrawn on a first-in, first-out basis.

(c)	Medically Related Withdrawal. Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

(d)

Disability Related Withdrawal(1).  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified contracts) become totally disabled as defined in the Contract.

(e)	Required Minimum Distributions. There is no contingent deferred sales charge imposed upon Required Minimum Distributions under qualified contracts which are required by the Code, even if this amount exceeds the Free Withdrawal Amount. Required Minimum Distributions reduce the Free Withdrawal Amount during the Contract Year. During any given contract year, you are entitled to receive either the Required Minimum Distribution Amount or the entire Free Withdrawal amount free of Contingent Deferred Sales Charge, not both. Additional withdrawals taken in the same contract year as your RMD payments will be subject to any applicable Contingent Deferred Sales Charges. Please see Example 6 for more details.

(1)	Disability Related Withdrawal not available in Connecticut.

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Rider Charges.  Your Contract includes the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider. The charges for the Rider are deducted quarterly. If you make a full surrender of your Contract before the charges for the Rider have been deducted, your Contract Value will be reduced by the accrued Rider Charges, plus any applicable surrender charge. In addition, upon payment of the Death Benefit associated with the Contract, the Death Benefit payable will be reduced by the accrued Rider Charges.

The Rider Charge is expressed as an annual percentage of the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. The Withdrawal Benefit Base used in the calculation is the average monthly Withdrawal Benefit Base, as of the first of each month, over the quarter. One fourth of the annual Rider Charge will be multiplied by the average monthly Withdrawal Benefit Base for the quarter and this amount will be deducted on the last day of the Contract Year Quarter. Rider Charges will be deducted until the Annuity Date. The Rider Charge will be deducted from the Subaccounts of the Variable Account, pro-rated for the fund allocation at the time of deduction. The current effective annual charge for the Rider is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee. This annual charge may not be increased beyond a maximum of 2.50%.

If an automatic Step-Up in the Withdrawal Benefit Base is scheduled to occur, the effective annual Rider Charge may be increased, but will not be greater than the current charge applicable to the class of Contract Owners then electing the Rider. The current charge will not exceed the Maximum Rider Charge of 2.50%, and the increase to the charge may not be greater than 0.50%. The Contract Owner can opt out of any future Rider Charge increases by sending, at least 30 days prior to a Contract Anniversary, a written request to the Company to do so. No future increases in the current charge for the Rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent Contract Anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base. The reinstatement will be effective on the following Contract Anniversary. Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time.

We will deduct any accrued but uncollected Rider Charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No Rider Charge will be imposed upon Annuitization.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees, see EXPENSES in this prospectus and the fee table in the Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on Purchase Payments received by insurance companies. Generally, any premium taxes payable will be deducted upon Annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on Purchase Payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH INFLATION ADJUSTMENT RIDER

Your Contract includes the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider (the “Rider”) for an additional Rider Charge which includes the following enhancements to your Contract. A Glossary of terms associated with the Rider is located on page 28.

1)

Inflation Living Benefit Guarantee — this Living Benefit Guarantee provides for a guaranteed minimum withdrawal benefit adjusted for Inflation Increases and market Step-Ups. The Contract accumulates a Withdrawal Benefit Base during the Deferral Phase of the

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Rider until withdrawals under the Living Benefit Guarantee are exercised. This Withdrawal Benefit Base then provides a Guaranteed Annual Withdrawal Amount under the following conditions:

•

If the Living Benefit Guarantee is exercised between the ages of 59 1/2 and 64 1/2, you receive the Standard Withdrawal Option. This Option provides income guaranteed at 5% of the Withdrawal Benefit Base until the Withdrawal Benefit Base has been returned to you (usually 20 years — this withdrawal benefit may not continue for your lifetime). The Guaranteed Annual Withdrawal Amount will be adjusted for Inflation Increases and Step-Ups.

•

If the Living Benefit Guarantee is exercised on or after age 64 1/2, you receive the Lifetime Withdrawal Option. The Lifetime Option provides income guaranteed at a percentage of the Withdrawal Benefit Base that varies with age at the time this option is selected. Payments will be made for the lifetime of the Annuitant or later of Annuitant and Joint Annuitant (in case of a Joint Life Guarantee). The Guaranteed Annual Withdrawal Amount will be adjusted for Inflation Increases and Step-Ups.

Age is based on the younger of the Annuitant and Joint Annuitant for a Joint Life Guarantee.

2)	Enhanced Death Benefit — the Enhanced Death Benefit provides that the Company will pay to a Beneficiary upon the Annuitant’s death (last death of the Annuitant and Joint Annuitant for a Joint Life Guarantee) a Death Benefit Enhancement in addition to the Standard Death Benefit provided in your Contract.

This Rider is appropriate for someone who is seeking guaranteed income which grows with inflation, but also wants to stay invested in the securities market to allow for potentially higher growth in Contract Value. If you would like to start withdrawals at an earlier age, you will benefit from the Standard Withdrawal Option, which is available between the ages of 59 1/2 and 64 1/2, and will provide you with supplemental income for at least 20 years. If you start withdrawals after the age of 64 1/2, you will benefit from the Lifetime Withdrawal Option, which offers withdrawal percentages up to 5% (increasing with age). If you wait 5-10 years to take your withdrawals and withdraw under the Lifetime Withdrawal Option, you will have the potential of increasing the withdrawal percentage up to 6% by means of the Waiting Bonus.

The Rider will be included when you purchase the Inflation Protector Variable Annuity Contract.

The Contract can be purchased with the Rider as a Single or a Joint Life Guarantee. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant. The Joint Life Guarantee permits Joint Annuitants, but does not allow joint ownership of the Contract. The Joint Annuitant must be the Annuitant’s spouse and also the Contract Owner’s primary Beneficiary (unless the Rider is changed to a Single Life Guarantee before the Living Benefit Guarantee is exercised). You may purchase the Contract and the Rider as a Single Life Guarantee only if the Annuitant is between the ages of 45 and 80 on the Contract Date. The Joint Life Guarantee is available only if, on the Contract Date, the Annuitant is between the ages of 45 and 85 and the younger of the Annuitant and Joint Annuitant is between the ages of 45 and 80. Issue age is determined by Age Nearest Birthday. All features and benefits under the Joint Life Guarantee are measured using the age of the younger of the Annuitant and Joint Annuitant, and payable until the last survivor of the Annuitant and Joint Annuitant.

Important information to note about the Rider:

–	The Rider will be included when you purchase the Inflation Protector Variable Annuity. The Rider provides various benefits described in this prospectus and there is an additional charge for the Rider. If you do not wish to have the Rider attached to your Contract, you should consider a different product.

–	The Rider Charges are non-refundable, whether or not you take withdrawals while the Rider is in effect.

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–	All withdrawals, including the withdrawals made while the Rider is in effect, reduce your Contract Value and death benefit.

–	All withdrawals, including the Free Withdrawal Amount, will be subject to the terms of the Rider. If the withdrawal amount is greater than the Free Withdrawal Amount (whether or not it is below the Guaranteed Annual Withdrawal Amount), contingent deferred sales charges will apply (See “Contingent Deferred Sales Charge” section of the prospectus for details) and any other applicable charges.

–	Your Contract is subject to limitations on your Subaccount allocations according to the terms of the Rider. The Company can change these limitations with 60 days prior notice to you, and may do so as a result of changes in the economic environment or for changes in the Subaccount options available under the Contract.

–	Excess Withdrawals may reduce future benefits by more than the dollar amount of the Excess Withdrawal, and may result in one or more of the following:

i)	a permanent reduction in your future Guaranteed Annual Withdrawal Amount;

ii)	termination of the Rider;

iii)	termination of the Contract.

To determine if your withdrawal would be considered an Excess Withdrawal and/or to find out what your Guaranteed Annual Withdrawal Amount would be after the Excess Withdrawal is taken, please contact Customer Service prior to requesting the withdrawal.

Rider Glossary

Deferral Phase:  The period prior to the exercise of withdrawals under the Living Benefit Guarantee (Standard or Lifetime Withdrawal Option).

Early Access Withdrawal Option:  An option which allows you to take withdrawals during the Deferral Phase which do not initiate the Withdrawal Phase.

Enhanced Death Benefit:  Enhancement to your Contract which provides for the payment of the Death Benefit Enhancement in addition to the Standard Death Benefit.

Excess Withdrawal:  Any withdrawal during the Withdrawal Phase in excess of the Guaranteed Annual Withdrawal Amount.

Guaranteed Annual Withdrawal Amount:  The guaranteed annual amount you may withdraw under the Rider based on the applicable Living Benefit Guarantee Withdrawal Option.

Inflation Factor:  The percentage growth applied to the average Withdrawal Benefit Base to determine the Inflation Increase.

Inflation Increase:  The dollar amount added to the Withdrawal Benefit Base on Contract Anniversary due to changes in inflation.

Inflation Increase Period:  The period for which the Inflation Increases apply under the Lifetime Withdrawal Option.

Joint Annuitant:  Person other than the Annuitant (as designated in the Contract) on whose age/lifetime the features and benefits of the Rider are also based.

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Lifetime Withdrawal Option:  The Living Benefit Guarantee Withdrawal Option available once the Annuitant, or younger of Annuitant and Joint Annuitant if Joint Life Guarantee, reaches age 64 1/2.

Lifetime Withdrawal Rate:  The percentage applied to the Withdrawal Benefit Base to determine the Guaranteed Annual Withdrawal Amount under the Lifetime Withdrawal Option.

Standard Annual Reduction:  The maximum amount by which the Standard Withdrawal Benefit Balance will decline under the Standard Withdrawal Option if annual withdrawals do not exceed the Guaranteed Annual Withdrawal Amount.

Standard Withdrawal Benefit Balance:  The guaranteed benefit amount remaining under the Standard Withdrawal Option of the Living Benefit Guarantee.

Standard Withdrawal Option:  The Living Benefit Guarantee Withdrawal Option available while the Annuitant, or younger of Annuitant and Joint Annuitant if Joint Life Guarantee, is between the ages of 59 1/2 and 64 1/2 in the Withdrawal Phase.

Standard Withdrawal Rate:  The percentage applied to the Withdrawal Benefit Base to determine the Guaranteed Annual Withdrawal Amount under the Standard Withdrawal Option.

Step-Up:  An increase in the Withdrawal Benefit Base or the Enhanced Death Benefit Base to an amount equal to 100% of the Contract Value, determined on Contract Anniversary (after the Inflation Increase has been applied).

Withdrawal Benefit Base:  The amount used to determine the Guaranteed Annual Withdrawal Amount under the Living Benefit Guarantee.

Withdrawal Phase:  The period during which withdrawals are taken under the Living Benefit Guarantee (Standard or Lifetime Withdrawal Option).

Contract Phases under the Rider

The Rider has two phases, the Deferral Phase and the Withdrawal Phase. These phases are independent of the Accumulation Period and Annuity Payout Period of your Contract.

The Annuity Payout Period may begin under certain conditions of the Rider and may be payable at the Guaranteed Annual Withdrawal Amount according to the Rider. For further information, please see “What Happens if my Withdrawal Benefit Base or my Contract Value Reduces to Zero?” and “What Happens on the Annuity Date?”

I	Deferral Phase

The period prior to the exercise of withdrawals under the Living Benefit Guarantee is called the Deferral Phase. The Deferral Phase begins on the Contract Date and continues until the earliest of the following:

(a)

Living Benefit Guarantee is exercised (not available before age 59 1/2 is attained by the Annuitant or the younger of the Annuitant and Joint Annuitant for a Joint Life Guarantee — please see “Withdrawal Phase — Living Benefit Guarantee” section for more details),

(b)	Actual Age 95 is attained by the Annuitant or the younger of the Annuitant and Joint Annuitant for Joint Life Guarantee and the Contract enters the Annuity Payout Period (please see “What Happens on the Annuity Date?” section for more details),

(c)	Contract Value is reduced to zero (please see “What Happens if my Withdrawal Benefit Base or my Contract Value Reduces to Zero?” section for more details).

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II	Withdrawal Phase

The period during which withdrawals are taken under the Living Benefit Guarantee is called the Withdrawal Phase. The Withdrawal Phase begins when the Living Benefit Guarantee is exercised and may occur during the Accumulation Period of the Contract prior to beginning the Annuity Payout Period. Depending on the age of the Annuitant (younger Annuitant if there is a Joint Life Guarantee) at the time the Living Benefit Guarantee is exercised, you will receive either the Standard Withdrawal Option or the Lifetime Withdrawal Option. If you wait until the age of 59 1/2, you will be eligible for a Standard Withdrawal Option. If you wait until the age of 64 1/2, you will become eligible for a Lifetime Withdrawal Option.

Available Withdrawal Options under the Rider

In the Deferral Phase of the Rider and prior to the Annuity Payout Period of the Contract, withdrawals may be taken that do not initiate the Withdrawal Phase of the Rider. This is called the Early Access Withdrawal Option. Please see “Deferral Phase — Early Access Withdrawal Option” for details.

In the Withdrawal Phase, withdrawals may be taken through one of the Living Benefit Guarantee Withdrawal Options: the Standard Withdrawal Option or the Lifetime Withdrawal Option. The available Living Benefit Guarantee Withdrawal Option depends on the age of Annuitant (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee). Please see “Withdrawal Phase — Living Benefit Guarantee” for details.

Regardless of the Contract Phase, surrender charges will apply if withdrawals exceed the Contract’s annual Free Withdrawal Amount. Surrender charges are not a fixed amount. Please see What Charges Do I Pay? — Contingent Deferred Sales Charge for details.

Withdrawal Benefit Base

The Withdrawal Benefit Base is the amount used to determine the value of the Guaranteed Annual Withdrawal Amount under the Living Benefit Guarantee. It can grow due to an Inflation Increase, Step-Ups, or Subsequent Purchase Payments and decreases for Early Access Withdrawals taken in the Deferral Phase. In the Withdrawal Phase, the Withdrawal Benefit Base is used to determine the Guaranteed Annual Withdrawal Amount.

How is the Withdrawal Benefit Base determined?

On the Contract Date, the Withdrawal Benefit Base is equal to the Initial Purchase Payment received.

After the Contract Date, the value of the Withdrawal Benefit Base is determined based on the Contract Phase.

In the Deferral Phase, the Withdrawal Benefit Base increases dollar-for-dollar with each Purchase Payment. Each year on the Contract Anniversary until age 95 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), an Inflation Increase will be credited to the Withdrawal Benefit Base, followed by evaluation of a Step-Up opportunity (see below for details on the Inflation Increase calculation and Step-Up evaluation).

At the time the Living Benefit Guarantee Withdrawal Option is exercised, if the Contract Value is greater than the Withdrawal Benefit Base, then the Withdrawal Benefit Base will be set equal to the Contract Value. The Guaranteed Annual Withdrawal Amount and/or the Standard Annual Reduction will be calculated based on the Withdrawal Benefit Base at that time.

In the Withdrawal Phase, the Withdrawal Benefit Base is determined based on the Living Benefit Guarantee Withdrawal Option exercised.

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Withdrawal Benefit Base with Standard Withdrawal Option

In the Withdrawal Phase under the Standard Withdrawal Option, each year (on the Contract Anniversary), an Inflation Increase may be credited to the Withdrawal Benefit Base, followed by evaluation for a Step-Up opportunity (Step-Ups apply through age 95).

Withdrawal Benefit Base with Lifetime Withdrawal Option

In the Withdrawal Phase under the Lifetime Withdrawal Option, each year (on the Contract Anniversary), an Inflation Increase may be credited to the Withdrawal Benefit Base until the Inflation Increase Period expires, followed by evaluation for a Step-Up opportunity (Step-Ups apply through age 95).

How is the Withdrawal Benefit Base adjusted for Subsequent Purchase Payments?

During the Deferral Phase, Withdrawal Benefit Base increases dollar-for-dollar with each Purchase Payment. During the Withdrawal Phase, the Withdrawal Benefit Base does not increase for Subsequent Purchase Payments.

Inflation Increase to Withdrawal Benefit Base.

On each Contract Anniversary, if the Withdrawal Benefit Base is greater than zero, the Company may credit an Inflation Increase to the Withdrawal Benefit Base. The Inflation Increase equals the Inflation Factor multiplied by the average Withdrawal Benefit Base.

Inflation Factor.  Inflation Factor is calculated based on the non-seasonally adjusted Consumer Price Index for All Urban Consumers (CPI-U). If this index is discontinued or a new index series is established on a different basis, the Company may establish a new basis for determining the Inflation Factor. The Contract Owner will be given at least 90 days notice prior to any such change.

CPI-U.  The Consumer Price Index for All Urban Consumers (CPI-U) is published monthly by the Bureau of Labor Statistics of the U.S. Department of Labor on a one-month lag. The Consumer Price Index is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. It represents about 87% of the total U.S. population, counting almost all residents of urban and metropolitan areas. The CPI-U, or “headline inflation,” is the most comprehensive and widely used inflation measurement. Unlike the widely utilized core inflation, CPI-U includes goods with high price volatility such as food and energy.

The Inflation Factor applicable to your Contract on your Contract Anniversary is determined at the beginning of the calendar month that contains your Contract Anniversary. It is determined according to the formula below such that the Inflation Factor for a Contract Anniversary that occurs in the month of March will use the CPI-U value from the month of January of the current year, published in February, and the CPI-U value from the month of January of the prior year, published in February of the prior year, for (1) and (2) under (a) below.

The Inflation Factor equals the ratio of (a) to (b), where:

(a)	is the difference between (1) and (2), where:

(1)	is the CPI-U released in the previous month (most recent release); and

(2)	is the CPI-U released twelve months prior to the most recent release; and

(b)	is the CPI-U released twelve months prior to the most recent release.

The resulting Inflation Factor will be rounded to 4 decimal points, and will never be less than 0.00% or more than 6.00%.

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Average Withdrawal Benefit Base.  Average Withdrawal Benefit Base is used to calculate the annual Inflation Increase. Average Withdrawal Benefit Base is the average monthly value of the Withdrawal Benefit Base over the previous twelve months.

Inflation Increase Period (Lifetime Withdrawal Option only).  In the Withdrawal Phase, under the Lifetime Withdrawal Option, Inflation Increases are only available until the Inflation Increase Period expires. The Inflation Increase Period will continue for as long as your Contract Value is greater than zero prior to age 95. If, at some point, your Contract Value goes to zero, the Inflation Increase Period will expire on the earlier of (1) and (2) where:

(1)	is Actual Age 95 of the Annuitant (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), and

(2)	is the 20th Contract Anniversary since the later of (a) and (b) where

(a)	is the Contract Year in which the lifetime withdrawals began, and

(b)	is the most recent Step-Up.

Inflation Increases are not limited under the Standard Withdrawal Option.

Automatic Annual Step-Up of Withdrawal Benefit Base

On each Contract Anniversary until age 95, after the Inflation Increase has been applied, your Withdrawal Benefit Base will be evaluated for Step-Up opportunity. At this time, if the Contract Value is greater than the Withdrawal Benefit Base (after Inflation Increase), then the Withdrawal Benefit Base will automatically be increased to the Contract Value. In addition, the Guaranteed Annual Withdrawal Amount will increase by the same percentage as the Withdrawal Benefit Base, unless the Lifetime Withdrawal Rate is also increased under the Lifetime Withdrawal Option (see Lifetime Withdrawal Rates after Step-Up under “Lifetime Withdrawal Option” below). Under the Standard Withdrawal Option, the Standard Annual Reduction will be reset to the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base after the Step-Up.

Additional Notes for the Withdrawal Benefit Base

The Rider Charge is expressed as an annual percentage of the Withdrawal Benefit Base. If the Withdrawal Benefit Base increases, the dollar amount of the Rider Charge will also increase.

The Withdrawal Benefit Base is a reference amount only, cannot be withdrawn in a lump sum, and is not payable as a death benefit.

Deferral Phase — Early Access Withdrawal Option

Withdrawal Option in the Deferral Phase

You are permitted to take a withdrawal during the Deferral Phase of the Rider under the Early Access Withdrawal Option. Such a withdrawal does not initiate the Living Benefit Guarantee. To keep the Contract in the Deferral Phase, at the time the withdrawal is requested, you must indicate to the Company that you are requesting an Early Access Withdrawal and that you do not wish to enter the Withdrawal Phase.

Important Note:  If you do not indicate that you are requesting to remain in the Deferral Phase by utilizing the Early Access Withdrawal Option, and you have reached the age of 59 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), your Living Benefit Guarantee will be exercised, and the Contract will move into the Withdrawal Phase.

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Withdrawal in the Deferral Phase before age 59  1/2.  By default, if a withdrawal is requested before age 59 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee ), it will be treated as an Early Access Withdrawal, which can be taken as a one-time distribution or systematically, and the Contract will remain in the Deferral Phase. If the withdrawals are set up systematically, the Contract will remain in the Deferral Phase until the request is received by the Company with instructions to enter the Withdrawal Phase and to exercise an available Living Benefit Guarantee Withdrawal Option. There may be tax implications to taking withdrawals prior to age 59 1/2. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus for more information.

Withdrawal in the Deferral Phase and Section 72 (q) or 72 (t) Distributions

If you wish to take withdrawals under the IRS Code sections 72(q) or 72 (t) (prior to age 59 1/2), you may do so systematically and each withdrawal will be treated as an Early Access Withdrawal. The Contract will remain in the Deferral Phase.

Withdrawal in the Deferral Phase after age 59 1/2.  By default, if you request a withdrawal after the age of 59 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), your Living Benefit Guarantee will be exercised, and the Contract will move into the Withdrawal Phase. If you wish to remain in the Deferral Phase, you must indicate to the Company that you are requesting to take an Early Access Withdrawal, which can be taken as a one-time distribution or systematically. If you request to receive an Early Access Withdrawal systematically, your Contract will remain in the Deferral Phase until you send us a request with instructions to enter the Withdrawal Phase and exercise the Living Benefit Guarantee Withdrawal Option available to you (Standard or Lifetime Withdrawal Option).

Impact of Early Access Withdrawal on Withdrawal Benefit Base:

Withdrawals in the Deferral Phase reduce the Withdrawal Benefit Base by the greater of (a) and (b) where:

(a)	is the withdrawal amount

(b)	is the withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the withdrawal

(2)	is the Contract Value just prior to the withdrawal

Withdrawal Phase — Living Benefit Guarantee

Living Benefit Guarantee

If the Annuitant (or the younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee) has reached the age of 59 1/2, you may exercise your Living Benefit Guarantee and enter the Withdrawal Phase. Your Living Benefit Guarantee provides for a Guaranteed Annual Withdrawal Amount, which is adjusted for inflation and Contract Value growth. Depending on the age at which you enter the Withdrawal Phase, payment can be received either until the Standard Withdrawal Benefit Balance is depleted or for the Annuitant’s lifetime (for the lifetime of the last surviving Annuitant for a Joint Life Guarantee).

Withdrawal Options under the Living Benefit Guarantee

There are two Living Benefit Guarantee Withdrawal Options in the Withdrawal Phase: the Standard Withdrawal Option and the Lifetime Withdrawal Option.

The Actual Age of the Annuitant (referred to as “age” later in this section), or the younger of the Annuitant or Joint Annuitant if Joint Life Guarantee, at the time you enter the Withdrawal Phase determines whether you receive the Standard or the Lifetime Withdrawal Option.

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Standard Withdrawal Option  is only available if the age at the time you enter the Withdrawal Phase is greater than or equal to 59 1/2 but less than 64 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee). If you start withdrawals between the ages of 59 1/2 and 64 1/2, you will automatically be entered into the Standard Withdrawal Option.

Lifetime Withdrawal Option  is only available if the age at the time you enter the Withdrawal Phase is greater than or equal to 64 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee). If you start withdrawals after the age of 64 1/2, you will automatically be entered into the Lifetime Withdrawal Option.

Standard Withdrawal Option

Under the Standard Withdrawal Option, the Company guarantees withdrawals up to the Guaranteed Annual Withdrawal Amount until the Standard Withdrawal Benefit Balance is depleted. Termination of the Rider or the Contract will result in termination of payments under this guarantee (please refer to “Rider Termination” section for more details).

The Standard Withdrawal Option does not provide a lifetime benefit. The Standard Withdrawal Benefit Balance cannot be withdrawn in a lump sum and is not payable as a death benefit.

Guaranteed Annual Withdrawal Amount.  You may take withdrawals annually up to the Guaranteed Annual Withdrawal Amount, which is equal to the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base. Your Guaranteed Annual Withdrawal Amount may increase each year when the Withdrawal Benefit Base receives an Inflation Increase.

Standard Withdrawal Rate.  The Standard Withdrawal Rate is used to determine the Guaranteed Annual Withdrawal Amount. The current Standard Withdrawal Rate is 5% and will remain the same for the life of your Contract. The number of years your Living Benefit Guarantee will last is determined by the Standard Withdrawal Rate. For example, under the current Standard Withdrawal Rate of 5%, your Living Benefit Guarantee will last for at least 20 years, assuming you do not take Excess Withdrawals in any Contract Year.

Standard Withdrawal Benefit Balance.  The Standard Withdrawal Benefit Balance is established at the time you enter the Withdrawal Phase under the Standard Withdrawal Option, and is set equal to the Withdrawal Benefit Base at this time. Withdrawals can be taken up to the Guaranteed Annual Withdrawal Amount until the Standard Withdrawal Benefit Balance is depleted. However, even if the Guaranteed Annual Withdrawal Amount is increased due to an Inflation Increase to the Withdrawal Benefit Base, any withdrawals in a year greater than the Standard Annual Reduction, as described below, but less than the Guaranteed Annual Withdrawal Amount, will not reduce the Standard Withdrawal Benefit Balance. This ensures that increasing Guaranteed Annual Withdrawal Amounts due to inflation do not adversely affect the guarantee.

Standard Annual Reduction.  The Standard Annual Reduction is the maximum amount by which the Standard Withdrawal Benefit Balance is reduced when a withdrawal up to the Guaranteed Annual Withdrawal Amount is taken. The Standard Annual Reduction is established at the time you enter the Withdrawal Phase under the Standard Withdrawal Option. At this time, it is set equal to the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base and will initially be equal to the Guaranteed Annual Withdrawal Amount. While the Guaranteed Annual Withdrawal Amount may increase thereafter as a result of any Inflation Increases, the Standard Annual Reduction will not. The Standard Annual Reduction will increase upon Step-Up of the Withdrawal Benefit Base to the Contract Value on any subsequent Contract Anniversary, and may decrease as a result of Excess Withdrawals.

Effects of Withdrawals on Standard Withdrawal Benefit Balance.  During each Contract Year, your Standard Withdrawal Benefit Balance will be reduced for withdrawals as follows:

–	For as long as cumulative withdrawals in the Contract Year are less than or equal to the Standard Annual Reduction, the Standard Withdrawal Benefit Balance will be reduced dollar-for-dollar for the withdrawal amount taken, up to the Standard Annual Reduction. Please refer to Example 2 in Appendix A: Scenario 1 — Contract Months 1 through 5.

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–	The Standard Withdrawal Benefit Balance will not be reduced for amounts withdrawn in excess of the Standard Annual Reduction when cumulative withdrawals in the Contract Year exceed the Standard Annual Reduction but are less than or equal to the Guaranteed Annual Withdrawal Amount. Please refer to Example 2 in Appendix A: Scenario 1 — Contract Months 6 through 10.

–	If cumulative withdrawals in the Contract Year exceed the Guaranteed Annual Withdrawal Amount, the Standard Withdrawal Benefit Balance will be reduced as outlined below for any Excess Withdrawals at the time the Excess Withdrawal is taken. Please refer to Example 2 in Appendix A: Scenario 1 — Contract Months 11 and 12.

Excess Withdrawal Amount, as applicable to any individual withdrawal, is calculated as follows:

Excess Withdrawal Amount = Total Withdrawal — remaining portion of the Guaranteed Annual Withdrawal Amount

Effects of Excess Withdrawals on Standard Withdrawal Benefit Balance.  At any time an Excess Withdrawal is taken, your Standard Withdrawal Benefit Balance will be reduced by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount,

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the difference between (i) and (ii) where:

(i)	is the Standard Withdrawal Benefit Balance just prior to the withdrawal, and

(ii)	is the remaining portion of Standard Annual Reduction

(2)	is the difference between (i) and (ii) where:

(i)	is the Contract Value just prior to the withdrawal, and

(ii)	is the remaining portion of Guaranteed Annual Withdrawal Amount

Effects of Withdrawals on Withdrawal Benefit Base.  During each Contract Year, your Withdrawal Benefit Base will be reduced for withdrawals as follows:

–	Withdrawal Benefit Base will not be reduced when cumulative withdrawals in a Contract Year are less than or equal to the Guaranteed Annual Withdrawal Amount,

–	Withdrawal Benefit Base will be reduced proportionately for any Excess Withdrawals.

Effects of Excess Withdrawals on Withdrawal Benefit Base.  At any time an Excess Withdrawal is taken, your Withdrawal Benefit Base will be reduced by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount,

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the Withdrawal, and

(2)	is the difference between (i) and (ii) where:

(i)	is the Contract Value just prior to the Withdrawal, and

(ii)	is the remaining portion of the Guaranteed Annual Withdrawal Amount

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If the Withdrawal Benefit Base is reduced by an Excess Withdrawal, your Guaranteed Annual Withdrawal Amount will be reduced on the next Contract Anniversary.

Example:  See Example 2 in Appendix A for an Excess Withdrawal example.

Standard Withdrawal Benefit Balance Less Than Standard Annual Reduction.  Your Guaranteed Annual Withdrawal Amount is recalculated every Contract Anniversary as the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base. In the final year the guarantee is active (i.e. Standard Withdrawal Benefit Balance will reduce to zero by the end of the year as a result of withdrawals), a reduction to the Guaranteed Annual Withdrawal Amount may apply. This reduction is applicable if, at Contract Anniversary, your Standard Withdrawal Benefit Balance is less than Standard Annual Reduction, and is calculated according to the following process:

1)	Every Contract Anniversary, your Standard Withdrawal Benefit Balance is compared to the Standard Annual Reduction. If, at the start of any Contract Year, the Standard Withdrawal Benefit Balance is less than the Standard Annual Reduction, you may be entering the final year of the guarantee, and your Guaranteed Annual Withdrawal Amount will be reduced.

2)	The reduction to the Guaranteed Annual Withdrawal Amount is determined by the Guaranteed Annual Withdrawal Amount Reduction Factor, which is equal to the ratio of the Standard Withdrawal Benefit Balance at the start of the final year of the guarantee to the Standard Annual Reduction at the start of the final year of the guarantee.

3)	The reduced Guaranteed Annual Withdrawal Amount in the final year of the guarantee is determined by multiplying the original Guaranteed Annual Withdrawal Amount by the Guaranteed Annual Withdrawal Amount Reduction Factor.

Example:  See Example 3 in Appendix A for a calculation of the Guaranteed Annual Withdrawal Amount in the final year.

What happens when the Standard Withdrawal Benefit Balance is depleted?

On the Contract Anniversary following the depletion of the Standard Withdrawal Benefit Balance, if there is still Contract Value, the Withdrawal Benefit Base will be reset to the Contract Value, the Standard Withdrawal Benefit Balance will be re-established, and the Standard Withdrawal Option Guarantee will restart at a new Guaranteed Annual Withdrawal Amount. If you do not wish to restart the guarantee, you may notify us in writing that you wish to terminate the Rider (please see additional information under “Rider Termination”). If there is no Contract Value remaining, the Contract will terminate.

Lifetime Withdrawal Option

Under the Lifetime Withdrawal Option, the Company guarantees withdrawals up to the Guaranteed Annual Withdrawal Amount for the lifetime of the Annuitant or the Joint Annuitant (if a Joint Life Guarantee).

Termination of the Rider or the Contract will result in termination of payments under this guarantee (please refer to “Rider Termination” section for more details).

Guaranteed Annual Withdrawal Amount.  You may take withdrawals annually up to the Guaranteed Annual Withdrawal Amount, which is equal to the Lifetime Withdrawal Rate multiplied by the Withdrawal Benefit Base.

If the Guaranteed Annual Withdrawal Amount is greater than the Free Withdrawal Amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the prospectus for details) and any other applicable charges.

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Lifetime Withdrawal Rate.  The Lifetime Withdrawal Rate is the sum of the Base Age-Banded Lifetime Withdrawal Rate (shown in the table below) and the Effective Waiting Bonus (see calculation below) if applicable. For a Single Life Guarantee, the Base Age-Banded Lifetime Withdrawal Rate is determined by the Actual Age of the Annuitant at the time you exercise the Living Benefit Guarantee. For a Joint Life Guarantee, the Base Age-Banded Lifetime Withdrawal Rate is based on the Actual Age of the younger of the Annuitant or Joint Annuitant at the time you exercise the Living Benefit Guarantee (referred to as “age” or “Actual Age” in the section below).

Age-Banded Lifetime Withdrawal Rates:

Actual Age at the start of Withdrawal Phase	Base Age-Banded Lifetime Withdrawal Rate
64 1/2 - 69 1/2	4.0%
69 1/2 - 74 1/2	4.5%
74 1/2 +	5.0%

Waiting Bonus.  Your Lifetime Withdrawal Rate will be increased by a Waiting Bonus if you wait a certain number of years from the time you purchase the Contract to the time you exercise the Lifetime Withdrawal Option (age 64 1/2 or older) under the Rider. A Waiting Bonus will be added to the Base Age-Banded Lifetime Withdrawal Rate based on the age of the Contract at the time you exercise the Lifetime Withdrawal Option.

Contract Year at the start of Withdrawal Phase	Base Waiting Bonus
0-5	0.00%
6-10	0.50%
11 and later	1.00%

Since the Waiting Bonus is an incentive to delay exercising the Lifetime Withdrawal Option after you make Purchase Payments into the Contract, the Waiting Bonus (shown in the table above by Contract Year) may be reduced if any additional Purchase Payments are made after the Contract Date.

Effective Waiting Bonus.  The Effective Waiting Bonus is first determined at the time the Lifetime Withdrawal Option is exercised. At that time, the Base Waiting Bonus is proportionately reduced for Purchase Payment age by multiplying it by the reduction factor. The reduction factor is the ratio of (a) to (b) where:

(a)	is the sum of weighted Purchase Payments, and

(b)	is the sum of total Purchase Payments.

Each weighted Purchase Payment is determined by multiplying the Purchase Payment amount by the following ratio:

–	If the Contract has been in force for at least 5 years but less than 10 years, the ratio is:

(Years since Purchase Payment, capped at 5)/5

–	If the Contract has been in force for at least 10 years, the ratio is:

(Years since Purchase Payment, capped at 10)/10

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If additional Purchase Payments are made after withdrawals have started under the Lifetime Withdrawal Option, and there is a Step-Up on the anniversary following any such Purchase Payment, the Effective Waiting Bonus will be adjusted to result in the same dollar amount associated with the Waiting Bonus in the next Contract Year. The percentage associated with the Waiting Bonus will therefore be reduced, but will never result in a lower dollar amount.

Example:  See Example 4 in Appendix A for the calculation of the Lifetime Withdrawal Rate and the Effective Waiting Bonus.

Electing an Early Access Withdrawal Option during the Deferral Phase does not impact the Waiting Bonus period.

Lifetime Withdrawal Rates after Step-Up.  If a Step-Up occurs during the Withdrawal Phase under the Lifetime Withdrawal Option, the Contract is eligible to receive the Base Age-Banded Lifetime Withdrawal Rate for the current age. The Effective Waiting Bonus would be added to the new Base Age-Banded Lifetime Withdrawal Rate. It would NOT be recalculated at that time for any additional time elapsed since Purchase Payments were made.

Example:  Contract is purchased at age 59; withdrawals start at age 65 at a Base Age-Banded Lifetime Withdrawal Rate of 4.0% with a 0.50% Effective Waiting Bonus, or 4.5%. Step-Up occurs at age 70; the new Lifetime Withdrawal Rate is 4.5% plus 0.50% Effective Waiting Bonus, or 5.0%.

Effect of Withdrawal less than Guaranteed Annual Withdrawal Amount.  If you elect to take less than or none of the Guaranteed Annual Withdrawal Amount in any given Contract Year, the Guaranteed Annual Withdrawal Amount is not increased in subsequent Contract Years for the amount not taken. You cannot carry over any unused Guaranteed Annual Withdrawal Amounts to any future Contract Years. If your total withdrawals in a Contract Year do not exceed the Guaranteed Annual Withdrawal Amount, the Withdrawal Benefit Base will not be reduced. The Withdrawal Benefit Base remains equal to the Withdrawal Benefit Base just prior to the withdrawal.

Example:  Suppose that the Guaranteed Annual Withdrawal Amount is $1,000 and you withdraw $500 during the current Contract Year. The Guaranteed Annual Withdrawal Amount will not increase by $500 in the next Contract Year or in any future Contract Year.

Effect of Withdrawal more than Guaranteed Annual Withdrawal Amount.  In each Contract Year, when there is Contract Value remaining, you may withdraw more than the Guaranteed Annual Withdrawal Amount in effect at the time of the withdrawal request, up to the current Contract Value. Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Withdrawal Amount is referred to as an Excess Withdrawal. An Excess Withdrawal could significantly reduce your Withdrawal Benefit Base by more than the dollar amount of your Excess Withdrawal. Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Withdrawal Amount.

Excess Withdrawal Amount = Total Withdrawal – remaining portion of the Guaranteed Annual Withdrawal Amount (prior to the withdrawal)

Excess Withdrawals reduce the Withdrawal Benefit Base by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the Excess Withdrawal, and

(2)	is the Contract Value prior to withdrawal less the remaining portion of Guaranteed Annual Withdrawal Amount (prior to the withdrawal).

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Your Guaranteed Annual Withdrawal Amount will be reduced on the Contract Anniversary following your Excess Withdrawal.

Example:  See Example 5 in Appendix A.

Investment Options Under the Rider

Upon entering the Withdrawal Phase of the Rider, you will be subject to limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. We reserve the right to add or change limitations in the future, as well as to enforce limitations and restrictions in the Deferral Phase.

If you terminate the Rider, you will no longer be subject to these limitations and restrictions.

The list of Subaccounts available as investment options in the Withdrawal Phase of the Rider is limited. This list is subject to change, and you will be notified 60 days prior to any such change. The restrictions in place allow you to allocate your Purchase Payments to, and make transfers between, the following Subaccounts only:

Penn Series Funds, Inc.	Sub-adviser
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management, Inc.
Index 500 Fund	SSgA Funds Management, Inc.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderately Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderate Allocation Fund	Independence Capital Management, Inc.
Moderately Conservative Allocation Fund	Independence Capital Management, Inc.
Conservative Allocation Fund	Independence Capital Management, Inc.

You may continue to allocate Purchase Payments and make transfers to any available Fixed Interest Accounts. Purchase Payments or transfers directed to the Subaccounts that are not listed above will not be accepted.

Investment limitations and restrictions will be effective on the day the Contract enters the Withdrawal Phase. Once the investment allocation restrictions become effective, you must indicate a new allocation that satisfies the investment restrictions. If no indication is provided, any funds remaining in restricted Subaccounts will be moved to the Money Market Fund. You may specify a new allocation among Subaccounts on this list at any time.

Any change to investment options, limitations, or restrictions will be communicated to the Contract Owner 60 days prior to the date such change becomes effective.

If you attempt to allocate to Subaccounts which are not on this list, or if you do not specify a change to your allocations when you enter the Withdrawal Phase, the Company will move the funds from Subaccounts which are not on the list to the Money Market Fund.

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Required Minimum Distributions (RMDs).

If you are obligated to take the Required Minimum Distributions (subject to IRS enforcement rules), and your Contract has been in effect through at least one calendar year-end, you can elect Required Minimum Distribution (RMD) withdrawals. The Company will automatically calculate your distribution. You may elect to take your distributions as a one-time or systematic withdrawal.

RMD in Deferral Phase.  In order to receive the RMDs from this Contract in the Deferral Phase without initiating the Living Benefit Guarantee, the Company must receive the request to take RMDs as withdrawals that do not initiate the Withdrawal Phase. The Contract will then remain in the Deferral Phase, and each RMD will be treated as an Early Access Withdrawal and reduce the Withdrawal Benefit Base as outlined under the “Withdrawal Benefit Base” section above.

RMD in Withdrawal Phase.  RMD withdrawals in the Withdrawal Phase are subject to more favorable Excess Withdrawal treatment. Such treatment is contingent on your acceptance of the Company’s calculations of the RMD amounts, and RMD calculations will be limited to this Contract only.

If you entered the Withdrawal Phase under the Standard Withdrawal Option, upon receiving the written notification of the election of RMD withdrawals, the benefit will be treated as follows:

–	Every Contract Year the Guaranteed Annual Withdrawal Amount will be calculated as outlined above for the applicable Living Benefit Guarantee Withdrawal Option. This amount will not be changed based on the RMD requirement.

–	Cumulative withdrawals up to the Standard Annual Reduction will reduce the Standard Withdrawal Benefit Balance dollar-for-dollar.

–	Withdrawals in excess of the Standard Annual Reduction up to the Guaranteed Annual Withdrawal Amount will not reduce the Standard Withdrawal Benefit Balance.

–	If the RMD amount is greater than the Guaranteed Annual Withdrawal Amount:

¡	Standard Withdrawal Benefit Balance will be reduced dollar-for-dollar for withdrawals greater than Guaranteed Annual Withdrawal Amount but less than or equal to RMD;

¡	Withdrawal Benefit Base will not be reduced for withdrawals up to the RMD amount;

¡	Withdrawals in excess of RMD amount will be treated as Excess Withdrawals.

If you entered the Withdrawal Phase under the Lifetime Withdrawal Option, upon receiving the written notification of the election of RMD withdrawals, the benefit will be treated as follows:

–	Every Contract Year the Guaranteed Annual Withdrawal Amount will be calculated as outlined above for the applicable Living Benefit Guarantee Withdrawal Option. This amount will not be changed based on the RMD requirement.

–	If the RMD amount is greater than the Guaranteed Annual Withdrawal Amount:

¡	Withdrawal Benefit Base will not be reduced for withdrawals up to the RMD amount;

¡	Withdrawals in excess of RMD Amount will be treated as Excess Withdrawals.

Under both Living Benefit Guarantee Withdrawal Options, if you elect to receive RMD withdrawals and the RMD amount is less than the Guaranteed Annual Withdrawal Amount, you will receive the RMD amount.

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If your RMD amount exceeds your Guaranteed Annual Withdrawal Amount, you will have to withdraw more than the Guaranteed Annual Withdrawal Amount to avoid imposition of a 50% excise tax. RMD amounts may include a percentage of the value of all benefits under the Contract, which may include the value of the Death Benefit Enhancement and other Contract provisions such as the Rider itself. Required Minimum Distributions from an IRA are always taxable.

What Happens if my Withdrawal Benefit Base or my Contract Value Reduces to Zero?

Effect of Withdrawal Benefit Base reducing to zero.  If the Withdrawal Benefit Base goes to zero, and the Contract Value is greater than zero, the Withdrawal Benefit Base will be reset to the Contract Value on the next Contract Anniversary, unless the Contract Owner sends a written notice to the Company requesting to terminate the Rider. Upon this reset, the Guaranteed Annual Withdrawal Amount will be recalculated, and the guarantee will continue based on recalculated values. If the contract is in the Withdrawal Phase of the Rider, a new Inflation Increase Period will begin at the time the Withdrawal Benefit Base is reset to the Contract Value. If the Withdrawal Benefit Base goes to zero, and the Contract Value also goes to zero, the Contract will be terminated.

Effect of Contract Value reducing to zero.  If the Contract Value is reduced to zero and any benefits are due under either of the Living Benefit Guarantee Withdrawal Options, payments will continue annually according to the guarantee as described below. No Subsequent Purchase Payments will be accepted once the Contract Value is reduced to zero.

If the Contract Value goes to zero in the Deferral Phase:

–	If the Withdrawal Benefit Base is greater than zero and you are eligible for a Living Benefit Guarantee Withdrawal Option, the Contract will be annuitized. The Guaranteed Annual Withdrawal Amount will be determined by the Withdrawal Benefit Base at the time of Annuitization and either the Standard Withdrawal Rate or the Lifetime Withdrawal Rate, as applicable for the Living Benefit Guarantee Withdrawal Option available to you depending on your age (younger of the Annuitant and the Joint Annuitant, if Joint Guarantee); Inflation Increases will no longer apply. The Lifetime Withdrawal Rate is based on the Base Age-Banded Lifetime Withdrawal Rate and Waiting Bonus (if applicable), at the time the Contract Value is reduced to zero.

–	If the Withdrawal Benefit Base is greater than zero but you are not eligible for a Living Benefit Guarantee Withdrawal Option, the Contract will be terminated.

–	If the Withdrawal Benefit Base also goes to zero, the Contract will be terminated.

If the Contract Value goes to zero in the Withdrawal Phase:

–	If the Standard Withdrawal Benefit Balance under the Standard Withdrawal Option is greater than zero, the Contract will be annuitized at the Guaranteed Annual Withdrawal Amount using the Withdrawal Benefit Base at the time of Annuitization and the Standard Withdrawal Rate. Inflation Increases will still apply. This amount will be payable annually for the Standard Withdrawal Period Remaining or for Annuitant’s Lifetime (last survivor if Joint), whichever ends earlier. Standard Withdrawal Period Remaining is based on the ratio of Standard Withdrawal Benefit Balance to Standard Annual Reduction at the time of Annuitization, rounded up to the next integer.

Example.  If your Withdrawal Balance is $20,000, and your Annual Reduction is $6,000, the Standard Withdrawal Period Remaining will be equal to 4 years: $20,000/$6,000 = 3.33 (rounded up to 4). Inflation Increases will still apply after Annuitization.

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–	If the Withdrawal Benefit Base under the Lifetime Withdrawal Option is greater than zero, the Contract will be annuitized at the Guaranteed Annual Withdrawal Amount using the Withdrawal Benefit Base at the time of Annuitization and the Lifetime Withdrawal Rate. Payments will continue for the Annuitant’s Lifetime, and Inflation Increases will apply until the end of Inflation Increase Period Remaining, but not beyond Actual Age 95.

–	If the Standard Withdrawal Benefit Balance under the Standard Withdrawal Option or Withdrawal Benefit Base under the Lifetime Withdrawal Option goes to zero, the Contract will be terminated.

What Happens on the Annuity Date?

On the Annuity Date, the Contract Value must be annuitized (please, see the “Annuity Payments” section of this prospectus). If the maximum maturity date has been reached, and you did not specify a Fixed Annuity Option, the Contract Value will be annuitized based on the default Fixed Annuity Option. If the Rider is in force on the Annuity Date, you will be entered into the default Annuity Option under the Rider as outlined below.

If both the Contract Value and the Withdrawal Benefit Base are greater than zero on the maximum maturity date, your contract will be annuitized as follows:

–	If the Contract is in the Deferral Phase as of the Annuity Date, it will be annuitized at the Guaranteed Annual Withdrawal Amount using the Lifetime Withdrawal Rate. The Lifetime Withdrawal Rate is based on the Base Age-Banded Lifetime Withdrawal Rate and Effective Waiting Bonus (if applicable) at the time of annuitization. This amount will be payable annually for Annuitant’s Lifetime (last survivor if Joint). After Annuitization, Inflation Increases will no longer apply.

–	If the Contract has entered the Withdrawal Phase under the Standard Withdrawal Option, it will be annuitized at the Guaranteed Annual Withdrawal Amount using the Standard Withdrawal Rate. This amount will be payable annually for the Standard Withdrawal Period Remaining or for Annuitant’s Lifetime (last survivor if Joint), whichever ends earlier. Standard Withdrawal Period Remaining is based on the ratio of Standard Withdrawal Benefit Balance to Standard Annual Reduction at the time of Annuitization, rounded up to the next integer.

Example.  If your Withdrawal Balance is $20,000, and your Annual Reduction is $6,000, the Standard Withdrawal Period Remaining will be set to 4 years at the time of annuitization: $20,000/$6,000 = 3.33 (rounded up to 4). Inflation Increases will still apply after Annuitization.

–	If the Contract has entered the Withdrawal Phase under the Lifetime Withdrawal Option, it will be annuitized at the Guaranteed Annual Withdrawal Amount using the Lifetime Withdrawal Rate. This amount will be payable annually for Annuitant’s Lifetime (last survivor if Joint). After Annuitization, Inflation Increases will no longer apply.

When your Contract is annuitized, your payment schedule and the amount are generally fixed and cannot be altered. If the Contract is annuitized based on the Rider guarantee, the Death Benefit will no longer be payable. Also, the exceptions related to RMD withdrawals would no longer apply, as such distributions would no longer be required. If the remaining payments due each Contract Year are less than $100, the Remaining Payments will be commuted and a lump sum will be paid. The Inflation Factor used in the calculation of the commuted value (if applicable) is 3.00%.

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Enhanced Death Benefit

The Rider provides a Death Benefit Enhancement that is payable prior to the Annuity Date upon the death of the Annuitant or the last death of the Annuitant and Joint Annuitant, if applicable, and only if the Enhanced Death Benefit Base is greater than the Standard Death Benefit under the Contract. The Death Benefit Enhancement is the amount by which the Enhanced Death Benefit Base exceeds the Standard Death Benefit payable under the Contract. This amount cannot be less than zero or greater than $1,000,000. There is no additional charge for the Death Benefit Enhancement payable under the Rider. As of the date our Administrative Office receives proof of death of the Annuitant and Joint Annuitant such as a death certificate or other official document establishing death, and other information required to process the payment, the Company will pay the Death Benefit Enhancement in addition to the death benefit provided in your Contract. The Death Benefit Enhancement will be payable until Actual Age 95 of the Annuitant (or the younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), or until the Contract Value reaches zero, if earlier.

How is the Enhanced Death Benefit Base Calculated?

The Enhanced Death Benefit Base is calculated independently of the Withdrawal Benefit Base as follows:

•	On the Contract Date, the Enhanced Death Benefit Base is set equal to the Initial Purchase Payment.

•	The Enhanced Death Benefit Base will be increased dollar-for-dollar for all Subsequent Purchase Payments.

•

The Enhanced Death Benefit Base will automatically Step-Up annually to the Contract Value on each Contract Anniversary, if greater than the current Enhanced Death Benefit Base. The Enhanced Death Benefit Base will Step-Up through the Contract Anniversary after Actual Age 80 of the Annuitant, or younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee.

•	The Enhanced Death Benefit Base will be reduced for withdrawals by the greater of (a) and (b), where:

(a)	is the withdrawal amount, and

(b)	is withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Enhanced Death Benefit Base immediately prior to the withdrawal, and

(2)	is the Contract Value immediately prior to the withdrawal

Single and Joint Life Guarantees

The Rider can be purchased as a Single or Joint Life Guarantee. Under a Single Life Guarantee, all Rider features and benefits are measured using the age and lifetime of the Annuitant. Under a Joint Life Guarantee, all Rider features are measured using the age of the younger of the Annuitant and Joint Annuitant, and all lifetime benefits are payable over the lifetime of the last survivor of the Annuitant and Joint Annuitant. You must specify the Joint Annuitant in the Application for a Joint Life Guarantee. The Joint Annuitant must be the spouse of the Annuitant on the Contract Date and the spousal Joint Annuitant must always be the Contract Owner’s primary Beneficiary unless the Rider is changed to a Single Life Guarantee before Living Benefit Guarantee Withdrawals have begun.

Converting a Single Life Guarantee to a Joint Life Guarantee

You cannot convert a Single Life Guarantee to a Joint Life Guarantee. You will not be able to add a spouse as a Joint Annuitant or Successor Owner after the Contract Date.

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Converting a Joint Life Guarantee to a Single Life Guarantee after Death or Divorce or by Discretion of the Contract Owner

If you have a Joint Life Guarantee and have not taken any Living Benefit Guarantee Withdrawals (Contract is still in Deferral Phase), you can change a Joint Life Guarantee to a Single Life Guarantee and the Rider Charge will change from the Joint to the Single Rider Charge. Once you convert to a Single Life Guarantee, you will not be able to switch back to Joint Life Guarantee. The change from a Joint Life Guarantee to a Single Life Guarantee is effective upon notification to the Company in writing.

If you have a Joint Life Guarantee and have not taken any Living Benefit Guarantee Withdrawals, and you have remarried following a divorce, annulment or death, you can change the Joint Annuitant to the Annuitant’s current spouse. All Rider features will be based on the younger of the Annuitant and new Joint Annuitant.

If the Company accepts either change, you can also request a change of the Primary Beneficiary of the Contract.

If a Living Benefit Guarantee Withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be removed from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge. If the Joint Annuitant is not removed, all Rider features will be based on the younger of the Annuitant and Joint Annuitant, and all lifetime benefits will be based on the age or lifetime of the Annuitant. If the Joint Annuitant is removed, all Rider features and lifetime benefits payable will be based on the age or lifetime of the Annuitant.

Impact of Annuitant’s Death for Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the Beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the Rider is terminated. An eligible Spousal Beneficiary, however, can continue the Contract but not the Rider under the Exchange of Contract by Surviving Spouse provision of the Contract.

Impact of Annuitant’s and/or Joint Annuitant’s Death for Joint Life Guarantees

Impact of Annuitant’s Death for Joint Life Guarantees

Upon the Annuitant’s death, the eligible spousal Beneficiary who is also the Joint Annuitant can become the Successor Owner of the Contract and continue the Contract and the Rider.

The spousal Beneficiary also has the option of surrendering the Contract and receiving the Contract Value upon the Company’s receipt of proof of the Annuitant’s death.

If you have not taken any Living Benefit Guarantee Withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee based on the surviving Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee going forward.

If Living Benefit Guarantee Withdrawals have been taken, the Guarantee and the Rider Charge do not change and the Joint Annuitant (who has become the new owner and the Primary Annuitant) cannot name a new spouse.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Enhanced Death Benefit is payable to the Beneficiary and the Rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees

If the Joint Annuitant dies and the Annuitant is still alive, no death benefit is paid. If no Living Benefit Guarantee Withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the Guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime.

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If the Annuitant does not convert the Guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before Living Benefit Guarantee Withdrawals are taken. If Living Benefit Guarantee Withdrawals have been taken, the Guarantee and the Rider Charge do not change and the Annuitant cannot name a new spouse.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Enhanced Death Benefit is payable to the Beneficiary and the Rider is terminated.

Rider Termination

Upon the earliest of the following, the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider will be terminated, but the Contract will remain in force:

(a)	At any time after the third Contract Anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;

(b)	Upon a change in ownership (or assignment) of the Contract unless:

a.	The new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person:

i.	an individual ownership changed to a personal revocable trust, or

ii.	an eligible spousal Beneficiary who is also the Joint Annuitant elects to become the Successor Owner of the Contract and the Rider upon Owner/Annuitant’s death, or

iii.	a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, or

iv.	a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime; or

b.	The assignment is for the purposes of effectuating a 1035 exchange of the Contract.

(c)	Spousal Continuation of a Contract with a Single Life Guarantee upon the primary Annuitant’s death;

All charges for the Rider will cease upon Rider termination.

If the Contract is terminated, the Rider will also terminate. Both the Contract and the Rider will terminate upon the earlier of:

(a)	Annuitization under the Base Contract;

(b)	Full surrender of the Contract;

(c)	The date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees;

(d)	The date of death of the Annuitant for Joint Life Guarantee if the Joint Annuitant elects to receive the Contract Value as a death benefit;

(e)	The Contract Value goes to zero and the Withdrawal Benefit Base also goes to zero;

(f)	The Contract Value goes to zero and the Standard Withdrawal Benefit Balance also goes to zero under the Standard Withdrawal Option;

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(g)	The Contract Value goes to zero and based on your age you are not eligible for a Living Benefit Guarantee Withdrawal Option as defined in your Contract, regardless of the value of the Withdrawal Benefit Base.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

Fixed Dollar Cost Averaging Options.  Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options. Such payments are subject to the Contract minimums for Initial and Subsequent Purchase Payments. Amounts held in a Fixed Dollar Cost Averaging Option of the Fixed Account will be credited with interest at effective annual rates, declared by the Company. These options are part of the Company’s General Account which is subject to the claims of the Company’s creditors. The Company’s insurance obligations and guarantees under the Contract are paid in part out of the General Account and, therefore, Contract Owners should consider the Company’s financial statements and claims paying ability for the payment of such obligations and guarantees.

The Minimum Guaranteed Interest Rate applicable for any Fixed Dollar Cost Averaging Option of the Fixed Account (according to your Contract) is determined on the Contract Date. The rate can range between 1% and 3%, unless applicable law permits a reduction. The minimum guaranteed interest rate for any Fixed Interest Account is determined based on a formula established by state law as described below.

The minimum guaranteed interest rate is the lesser of (1) 3% and (2) the average over a 12-month period, rounded to the nearest 1/20th of 1%, of the 5-year constant maturity treasury rate reduced by 125 basis points, where the resulting interest rate is not less than 1%. This rate is set by the Company quarterly on January 1, April 1, July 1 and October 1. The rate shown above is the minimum guaranteed interest rate for the life of the Contract. The calculated guaranteed rate will never be lower than the minimum nonforfeiture rate.

The declared interest rate will apply from the date of the allocation through the end of the Dollar Cost Averaging Period. Purchase Payments received after the start of a Dollar Cost Averaging Period will create an additional Dollar Cost Averaging Period. The available periods under the Fixed Dollar Cost Averaging Options are six months and twelve months. At the end of the Dollar Cost Averaging Period any interest remaining in the account will be automatically transferred into the variable Subaccounts based on the allocation initially selected by the Contract Owner.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

Non-qualified annuities.  The taxable portion of these payments generally will be the amount by which the payment exceeds your cost basis. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your Purchase Payments. Ordinary income tax rates apply.

In the case of a non-qualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of Annuity Payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment as described above.

46

IRA and Qualified Annuities.  Generally, unless you have a cost basis, all withdrawals and death benefits paid are subject to income taxation.

Roth IRA Annuities.  Generally, you do not include in your gross income qualified distributions (see below) or distributions that are a return of your annual contributions from your Roth IRA.

Qualified Distributions are any payments or distributions from your Roth IRA that meet both of the following requirements:

i)	payment or distribution is made after the 5-year period beginning with the first taxable year for which a contribution was made to a Roth IRA established for your benefit, and

ii)	payment or distribution is:

a.	made on or after the date you reach age 59 1/2

b.	made because you are disabled,

c.	made to a Beneficiary or to your estate after your death, or

d.	one that meets the requirements for the first-time home buyer exception to the tax on early distributions as described below (up to a $10,000 lifetime limit).

Early Withdrawals.  An additional federal income tax of 10% (up to 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply.

Annuity Payments.  The taxable portion of a non-qualified annuity payment to your life expectancy generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates. After life expectancy, each monthly payment is fully includable in income at ordinary income tax rates. Annuity payments from pre-tax or qualified contracts are fully includable in income at ordinary income tax rates.

Certain rules may apply to your nonqualified plan with the Rider. It is not clear whether guaranteed minimum withdrawal benefit payments made during the Withdrawal Phase will be taxed as withdrawals or annuities. Consult a tax advisor before purchasing this Contract with the Rider. IRA annuities in the income (payout) phase are subject to tax. Roth IRA annuities may be tax-free if it is a qualified distribution as explained above.

Ownership.  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Transfer of Ownership.  You may pay federal income tax if you transfer the ownership of your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer in excess of the investment in the Contract at such time. This rule does not apply to ownership transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be

47

treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable Contract Owner will be considered the owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable Contract Owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable Contract Owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contract are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that Contract Owners were not owners of the Subaccount assets. Although we do not believe this to be the case, these differences could result in Contract Owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent the owners of the Contract from being considered the owners of a pro-rata share of the assets of the Subaccounts under the Contract. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on Purchase Payments made under the Contract will not exceed 6%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

48

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

49

50

APPENDIX A — NUMERICAL EXAMPLES

Example 1

Standard Death Benefit — Example:

Assume that there is a single initial Purchase Payment of $100,000.

Scenario 1.

A withdrawal in the amount of $10,000 is taken, and the Contract Value prior to this withdrawal is $90,000.

Adjusted Net Purchase Payments, for the purpose of determining the Death Benefit, are reduced by the greater of (a) and (b) where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal, and

(ii)	is the Contract Value just before the withdrawal.

(a) = $10,000

(b) = ($10,000) * ($100,000) / ($90,000) = $11,111

In this case, (b) = $11,111, is greater than (a) = $10,000. Therefore, the Net Purchase Payments will be reduced by (b) = $11,111. The Adjusted Net Purchase Payments amount after withdrawal will be $100,000 – $11,111 = $88,889.

The Standard Death Benefit after the withdrawal is taken will be equal to the greater of (1) and (2), where:

(1)	is the Contract Value = $90,000 – $10,000 = $80,000; or

(2)	is the adjusted Purchase Payments = $88,889 (as calculated above).

In this case, (2) is greater, and therefore the Standard Death Benefit will be equal to $88,889.

Scenario 2.

The Contract Value prior to the withdrawal is $120,000. The Standard Death Benefit will be equal to the greater of:

(1) = $110,000 [$120,000 less the $10,000 withdrawal]

(2) = $100,000 – (Greater of a and b) = $100,000 – $10,000 = $90,000

(a) = $10,000

(b) = ($10,000)*($100,000)/($120,000) = $8,333

Standard Death Benefit = $110,000

Example 2

Standard Withdrawal Option — Example:

This example illustrates the effect of withdrawals under the Standard Withdrawal Option on the Standard Withdrawal Benefit Balance and the Withdrawal Benefit Base, described in the Standard Withdrawal Option section of this prospectus.

A-1

Assume that at the start (BOP) of the Contract Year, your contract has the following values:

Guaranteed Annual Withdrawal Amount (GAWA)	$10,000
Standard Annual Reduction	$5,000
Contract Value (CV)	$40,000
Withdrawal Benefit Base	$200,000
Standard Withdrawal Benefit Balance	$45,000

Scenario 1.

Monthly withdrawals of $1,000 are taken at the end of each Contract Month. For simplicity, we will assume that the Contract Value will only reduce for withdrawals, and will not change for any gains, losses, or charges (therefore, there is no opportunity for Step-Up). Table below shows the Standard Withdrawal Benefit Balance and Withdrawal Benefit Base at the end of each Contract Month (EOP), reduced for withdrawals.

Abbreviations:

BOP = Beginning of Period, EOP = End of Period, CV = Contract Value, GAWA = Guaranteed Annual Withdrawal Amount, SAR = Standard Annual Reduction, WD = Withdrawal, WBB = Withdrawal Benefit Base, SWBB = Standard Withdrawal Benefit Balance

Month	CV BOP	GAWA Rem. BOP	SAR Rem. BOP	WD	Cum WD	Gain	Excess WD	WBB BOP	SWBB BOP	WBB Red.	SWBB Red.	WBB EOP	SWBB EOP
1	$40,000	$10,000	$5,000	$1,000	$1,000	$0	$0	$200,000	$45,000	$0	$1,000	$200,000	$44,000
2	$39,000	$9,000	$4,000	$1,000	$2,000	$0	$0	$200,000	$44,000	$0	$1,000	$200,000	$43,000
3	$38,000	$8,000	$3,000	$1,000	$3,000	$0	$0	$200,000	$43,000	$0	$1,000	$200,000	$42,000
4	$37,000	$7,000	$2,000	$1,000	$4,000	$0	$0	$200,000	$42,000	$0	$1,000	$200,000	$41,000
5	$36,000	$6,000	$1,000	$1,000	$5,000	$0	$0	$200,000	$41,000	$0	$1,000	$200,000	$40,000
6	$35,000	$5,000	$0	$1,000	$6,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
7	$34,000	$4,000	$0	$1,000	$7,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
8	$33,000	$3,000	$0	$1,000	$8,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
9	$32,000	$2,000	$0	$1,000	$9,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
10	$31,000	$1,000	$0	$1,000	$10,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
11	$30,000	$0	$0	$1,000	$11,000	$0	$1,000	$200,000	$40,000	$6,667	$1,333	$193,333	$38,667
12	$29,000	$0	$0	$1,000	$12,000	$0	$1,000	$193,333	$38,667	$6,667	$1,333	$186,667	$37,333
1	$28,000	$9,333	$5,000

Standard Withdrawal Benefit Balance is reduced as follows:

–	For the first 5 months (as long as the cumulative withdrawals in the Contract Year are less than Standard Annual Reduction), Standard Withdrawal Benefit Balance is reduced dollar-for-dollar with every $1,000 withdrawal.

–	For the next 5 months (when cumulative withdrawals in the Contract Year exceed Standard Annual Reduction but are less than the GAWA), Standard Withdrawal Benefit Balance is not reduced.

–	Withdrawals in Contract Months 11 and 12 are considered Excess Withdrawals, as GAWA has been depleted by this time.

¡	At the end of Contract Month 11 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($40,000-$0)/($30,000-$0)] = $1,333

A-2

¡	At the end of Contract Month 12 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($38,667-$0)/($29,000-$0)] = $1,333

Withdrawal Benefit Base is reduced as follows:

–	For the first 10 months (as long as the cumulative withdrawals in the Contract Year are less than GAWA), Withdrawal Benefit Base is not reduced.

–	Withdrawals in Contract Months 11 and 12 are considered Excess Withdrawals, as GAWA has been depleted by this time.

¡	At the end of Contract Month 11 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($200,000)/($30,000-$0)] = $6,667

¡	At the end of Contract Month 12 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($193,333)/($29,000-$0)] = $6,667

Scenario 2.

Now assume that you take $11,000 withdrawal at the end of month 11, and a $1,000 withdrawal at the end of month 12.

Month	CV BOP	GAWA Rem. BOP	SAR Rem. BOP	WD	Cum WD	Gain	Excess WD	WBB BOP	SWBB BOP	WBB Red.	SWBB Red.	WBB EOP	SWBB EOP
11	$40,000	$10,000	$5,000	$11,000	$11,000	$0	$1,000	$200,000	$45,000	$6,667	$6,333	$193,333	$38,667
12	$29,000	$0	$0	$1,000	$12,000	$0	$1,000	$193,333	$38,667	$6,667	$1,333	$186,667	$37,333
1	$28,000	$9,333	$5,000

Standard Withdrawal Benefit Balance is reduced as follows:

–	At the end of Contract Month 11, Excess Withdrawal = Total Withdrawal – GAWA Remaining = $11,000 – $10,000 = $1,000. At the end of Contract Month 12, Excess Withdrawal is $1,000 – $0 = $1,000:

¡	At the end of Contract Month 11 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($45,000-$5,000)/($40,000-$10,000)] = $1,333

¡	At the end of Contract Month 12 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($38,667-$0)/($29,000-$0)] = $1,333

Withdrawal Benefit Base is reduced as follows:

–	At the end of Contract Month 11, Excess Withdrawal = Total Withdrawal – GAWA Remaining = $11,000 – $10,000 = $1,000. At the end of Contract Month 12, Excess Withdrawal is $1,000 – $0 = $1,000:

A-3

¡	At the end of Contract Month 11 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($200,000)/($40,000-$10,000)] = $6,667

¡	At the end of Contract Month 12 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($193,333)/($29,000-$0)] = $6,667

In both cases, the Standard Withdrawal Benefit Balance is equal to $37,333 and Withdrawal Benefit Base is equal to $186,667 after reductions for withdrawals (at the end of month 12).

In the beginning of the next Contract Year, the new GAWA and Standard Annual Reduction are calculated (assuming there is no Inflation Increase):

GAWA = Withdrawal Benefit Base * Standard Withdrawal Rate = $186,667 * 0.05 = $9,333

Standard Annual Reduction = lesser of 1) previous Standard Annual Reduction and 2) new GAWA = $5,000

Example 3

Guaranteed Annual Withdrawal Amount in the Final Year — Example:

At the start of the Contract Year, your contract has the following values:

Contract Value (CV)	$3,400
Withdrawal Benefit Base	$93,139
Standard Withdrawal Benefit Balance	$4,000
Guaranteed Annual Withdrawal Amount (GAWA)	$4,657
Standard Annual Reduction	$4,499

–	At the start of the Contract Year, Standard Withdrawal Benefit Balance is compared to Standard Annual Reduction: $4,000 < $4,499.

–	Since Standard Withdrawal Benefit Balance is less than Standard Annual Reduction, your GAWA will be reduced.

–	GAWA Reduction Factor = Standard Withdrawal Benefit Balance / Standard Annual Reduction = $4,000 / $4,499 = 88.9%.

–	The reduced GAWA will be calculated as follows: Reduced GAWA = $4,657 * 88.9% = $4,140.

–	Even though your CV is only $3,400, and your Standard Withdrawal Benefit Balance is only $4,000, you can take withdrawals up to GAWA = $4,140

–	Your contract will then be terminated according to the terms of this Rider (see “Rider Termination” section).

Example 4

Lifetime Withdrawal Rate Calculation — Example: $100,000 is deposited at issue; $50,000 is deposited in the beginning of the 4th Contract Year (3 years since issue). Withdrawals start in the beginning of Contract Year 7. Annuitant is Actual Age 72 at the time of first withdrawal.

A-4

Contract Year	Purchase Payment	Ratio	Weighted Purchase Payment
1	$100,000.00	5/5 = 1.0	$100,000.00
3	$50,000.00	3/5 = 0.6	$30,000.00
Total	$150,000.00		$130,000.00

Base Lifetime Withdrawal Rate = 4.5%

Base Waiting Bonus = 0.50%

Initial Calculation of Effective Waiting Bonus.

Weighted Purchase Payments = [($100,000 * (5/5)) + ($50,000 * (3/5))] = $130,000

Reduction factor = Weighted Purchase Payments / Total Purchase Payments = $130,000 / $150,000 = 0.867

Effective Waiting Bonus = reduction factor * Base Waiting Bonus = 0.867 * 0.50% = 0.43%

Effective Waiting Bonus is rounded to 2 decimal points.

Lifetime Withdrawal Rate = Base Lifetime Withdrawal Rate + Effective Waiting Bonus = 4.5% + 0.43% = 4.93%

Suppose there is a Step-Up in Contract Year 11. Since Annuitant has reached age 76 at this time, he is eligible to receive the higher Lifetime Withdrawal Rate. The Waiting Bonus will not be recalculated at this point. The new Lifetime Withdrawal Rate = 5.0% + 0.43% = 5.43%

Adjustment of Effective Waiting Bonus in Withdrawal Phase.

If additional Purchase Payments are made after withdrawals have started under the Lifetime Withdrawal Option, and there is a Step-Up on the anniversary following the Purchase Payment, the Effective Waiting Bonus will be adjusted to result in the same dollar amount associated with the Waiting Bonus in the next Contract Year.

Purchase Payment in Contract Year 9 = $50,000

Withdrawal Benefit Base before Step-Up = $200,000

Lifetime Withdrawal Rate before Step-Up = 4.93% (4.5% Base Lifetime Withdrawal Rate + 0.43% Effective Waiting Bonus)

Guaranteed Annual Withdrawal Amount before Step-Up = 4.93% * $200,000 = $9,860

Base Lifetime Withdrawal Rate Amount = 4.5% * $200,000 = $9,000

Effective Waiting Bonus Amount = 0.43% * $200,000 = $860

Withdrawal Benefit Base after Step-Up = $230,000

Adjusted Waiting Bonus after Step-Up = $860 / $230,000 = 0.38%6

Lifetime Withdrawal Rate after Step-Up = 4.5% + 0.38% = 4.88%

Guaranteed Annual Withdrawal Amount after Step-Up = $230,000 * 4.88% = $11,224

Example 5

Lifetime Withdrawal Option — Example:

Assume that at the start (BOP) of the Contract Year, your contract has the following values:

Guaranteed Annual Withdrawal Amount (GAWA)	$10,000
Contract Value (CV)	$100,000
Withdrawal Benefit Base (WBB)	$100,000

Suppose that the Contract Anniversary is on 1/1, and a withdrawal (WD) in the amount of $11,000 is taken on 3/1.

[6]	Adjusted Effective Waiting Bonus is expressed in percents, rounded to 2 decimals, and is always rounded up.

A-5

Withdrawal Benefit Base will be reduced by the greater of:

(a)	Excess Withdrawal Amount = $11,000 – $10,000 = $1,000

(b)	Excess Withdrawal Amount * (WBB prior to Excess WD / CV prior to WD less the remaining portion of the GAWA prior to WD) = $1,000 * [$100,000 / ($100,000 – $10,000)] = $1,111

Since (b) is greater than (a), the Withdrawal Benefit Base will be reduced by $1,111 and will equal:

$100,000 – $1,111 = $98,889. The CV will equal: $100,000 – $11,000 = $89,000.

Suppose that another withdrawal in the amount of $2,000 is taken on 4/1 of the same Contract Year. Since the remaining portion of the GAWA prior to this withdrawal is zero, the whole withdrawal amount will be considered Excess Withdrawal and the Withdrawal Benefit Base will be reduced as follows:

WBB = $98,889 – $2,000 * [$98,889 / $89,000] = $96,667.

Guaranteed Annual Withdrawal Amount will be recalculated on the next Contract Anniversary.

Example 6

Required Minimum Distributions: Contingent Deferred Sales Charge — Example:

Your RMD amount for the year is $2,000, and your Free Withdrawal Amount is $1,000 for the current year.

Scenario 1.

You request an RMD withdrawal in the amount of $2,000 on January 15th. No contingent deferred sales charge will be imposed, even though the RMD amount exceeds your Free Withdrawal Amount. On February 1st you request another withdrawal in the amount of $1,000. This withdrawal will be subject to contingent deferred sales charges, since RMD withdrawal on January 15th had reduced the remaining Free Withdrawal Amount to zero.

Scenario 2.

You request a withdrawal in the amount of $1,000 on January 15th. No contingent deferred sales charge will be imposed, since this amount is equal to the Free Withdrawal Amount. On February 1st you request an RMD withdrawal in the amount of $2,000. A portion of this withdrawal ($1,000) will be subject to contingent deferred sales charge, since in any given Contract Year you are entitled to receive, free of contingent deferred sales charge, the entire RMD amount or the entire Free Withdrawal Amount, whichever is greater, but not both.

A-6

APPENDIX B

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account for which Accumulation Units were outstanding on December 31, 2012. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.775	$9.936	$10.000
Accumulation Unit Value, end of period	$9.615	$9.775	$9.936
Number of Accumulation Units outstanding, end of period	260,098	109,355	1,676

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.974	$9.918	$10.000
Accumulation Unit Value, end of period	$9.871	$9.974	$9.918
Number of Accumulation Units outstanding, end of period	399,172	128,565	3,615

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.689	$9.867	$10.000
Accumulation Unit Value, end of period	$10.852	$10.689	$9.867
Number of Accumulation Units outstanding, end of period	1,701,943	525,815	23,619

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-1

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.653	$10.507	$10.000
Accumulation Unit Value, end of period	$12.004	$10.653	$10.507
Number of Accumulation Units outstanding, end of period	453,629	147,332	5,338

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.108	$10.960	$10.000
Accumulation Unit Value, end of period	$12.536	$11.108	$10.960
Number of Accumulation Units outstanding, end of period	8,595,777	3,323,243	153,119

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.086	$10.677	$10.000
Accumulation Unit Value, end of period	$12.052	$11.086	$10.677
Number of Accumulation Units outstanding, end of period	209,751	57,228	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.203	$11.569	$10.000
Accumulation Unit Value, end of period	$13.086	$11.203	$11.569
Number of Accumulation Units outstanding, end of period	215,043	88,786	5,010

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-2

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.486	$11.434	$10.000
Accumulation Unit Value, end of period	$11.372	$10.486	$11.434
Number of Accumulation Units outstanding, end of period	72,191	35,768	4,374

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.952	$11.721	$10.000
Accumulation Unit Value, end of period	$12.512	$10.952	$11.721
Number of Accumulation Units outstanding, end of period	40,064	22,169	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.643	$11.320	$10.000
Accumulation Unit Value, end of period	$11.853	$10.643	$11.320
Number of Accumulation Units outstanding, end of period	135,290	93,346	3,180

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.378	$11.012	$10.000
Accumulation Unit Value, end of period	$11.799	$10.378	$11.012
Number of Accumulation Units outstanding, end of period	111,188	64,018	883

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-3

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.244	$11.233	$10.000
Accumulation Unit Value, end of period	$12.794	$11.244	$11.233
Number of Accumulation Units outstanding, end of period	253,594	84,415	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.168	$12.310	$10.000
Accumulation Unit Value, end of period	$11.653	$11.168	$12.310
Number of Accumulation Units outstanding, end of period	118,508	56,978	1,035

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.768	$11.680	$10.000
Accumulation Unit Value, end of period	$12.198	$10.768	$11.680
Number of Accumulation Units outstanding, end of period	148,284	62,991	2,675

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MID CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.186	$11.789	$10.000
Accumulation Unit Value, end of period	$12.594	$11.186	$11.789
Number of Accumulation Units outstanding, end of period	105,463	47,239	316

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-4

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.191	$11.940	$10.000
Accumulation Unit Value, end of period	$12.697	$11.191	$11.940
Number of Accumulation Units outstanding, end of period	92,755	45,271	2,652

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.720	$11.740	$10.000
Accumulation Unit Value, end of period	$12.543	$10.720	$11.740
Number of Accumulation Units outstanding, end of period	248,855	77,665	2,452

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.130	$11.586	$10.000
Accumulation Unit Value, end of period	$10.535	$10.130	$11.586
Number of Accumulation Units outstanding, end of period	78,462	43,400	1,667

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.735	$11.827	$10.000
Accumulation Unit Value, end of period	$13.408	$11.735	$11.827
Number of Accumulation Units outstanding, end of period	213,869	90,992	7,219

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-5

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.338	$12.071	$10.000
Accumulation Unit Value, end of period	$12.881	$11.338	$12.071
Number of Accumulation Units outstanding, end of period	126,680	39,590	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.359	$10.888	$10.000
Accumulation Unit Value, end of period	$10.877	$9.359	$10.888
Number of Accumulation Units outstanding, end of period	161,155	51,189	546

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.804	$10.884	$10.000
Accumulation Unit Value, end of period	$12.865	$10.804	$10.884
Number of Accumulation Units outstanding, end of period	361,694	172,606	14,495

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.183	$11.446	$10.000
Accumulation Unit Value, end of period	$10.803	$9.183	$11.446
Number of Accumulation Units outstanding, end of period	541,537	157,467	8,113

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-6

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT (A)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(b)
Accumulation Unit Value, beginning of period	$11.298	$10.730	$10.000
Accumulation Unit Value, end of period	$12.891	$11.298	$10.730
Number of Accumulation Units outstanding, end of period	353,474	102,632	3,136

(a)	Penn Series REIT Fund prior to May 1, 2011.

(b)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.657	$11.245	$10.000
Accumulation Unit Value, end of period	$12.105	$10.657	$11.245
Number of Accumulation Units outstanding, end of period	569,400	95,744	3,563

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.672	$11.047	$10.000
Accumulation Unit Value, end of period	$11.927	$10.672	$11.047
Number of Accumulation Units outstanding, end of period	1,641,398	967,111	27,872

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-7

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.662	$10.769	$10.000
Accumulation Unit Value, end of period	$11.633	$10.662	$10.769
Number of Accumulation Units outstanding, end of period	2,419,057	991,162	100,012

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.585	$10.476	$10.000
Accumulation Unit Value, end of period	$11.275	$10.585	$10.476
Number of Accumulation Units outstanding, end of period	632,415	341,680	687

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.419	$10.193	$10.000
Accumulation Unit Value, end of period	$10.810	$10.419	$10.193
Number of Accumulation Units outstanding, end of period	424,570	211,842	12,019

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

B-8

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose – to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Inflation Protector Variable Annuity is issued by The Penn Mutual Life Insurance Company on Policy form ICC10-LVA and ICC10-GMWB and state variations thereof.

© 2013 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6085 05/13

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2013

Inflation Protector Variable Annuity For the State of New York

PROSPECTUS — MAY 1, 2013

Individual Variable and Fixed Deferred Annuity Contract - Flexible Purchase Payments

INFLATION PROTECTOR VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an Individual Variable and Fixed Deferred Annuity with Flexible Purchase Payments contract (“Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), which provides for tax-deferred accumulation of Purchase Payments, Fixed Annuitization Options that can guarantee income payments for a specified period or for the lifetime of the Annuitant(s), a Standard Death Benefit, and a Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider (“Rider”). The prospectus contains information that you (“Contract Owner”) should know before purchasing a Contract. Please read it carefully and save it for future reference. Please refer to the Glossary on page 5 for the definition of contract terms and the Rider Glossary on page 28 for the definition of terms specific to the Rider.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

•	has a variable component, which means that your Variable Account Value will be based upon investment experience (see investment options on next page),
•

has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on Purchase Payments accumulated with an interest rate which will vary, but will never be less than a guaranteed minimum rate (guaranteed rate is determined at the issue of the Contract and stays the same for the life of the Contract);

•

is tax-deferred, which means that you will not pay income taxes until we begin to make annuity payments to you, or you take withdrawals from the Contract, or until the death benefit is paid to your Beneficiary;

•	allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
•

provides the Rider which includes a guaranteed minimum withdrawal benefit with an adjustment for increases in the inflation rate, as well as an enhanced death benefit guarantee (there is an additional charge for this Rider, and there are limitations on your investment options with the presence of the Rider).

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge of up to 8% on early withdrawals. If you withdraw money before age 59 1/2, you may be subject to a 10% additional federal income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value. Your Purchase Payment will be allocated to the Subaccounts you have selected on the date we issue your Contract. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract.

This prospectus is only valid in the state of New York.

You may obtain a Statement of Additional Information, dated May 1, 2013, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission

(the “Commission”), and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and The Penn Mutual Life Insurance Company that you should know before investing.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Sub-adviser
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management, Inc.
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management Inc.
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investments, L.P.
Mid Cap Value Fund	Neuberger Berman Management LLC
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management Inc.
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management Inc.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderately Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderate Allocation Fund	Independence Capital Management, Inc.
Moderately Conservative Allocation Fund	Independence Capital Management, Inc.
Conservative Allocation Fund	Independence Capital Management, Inc.

A prospectus for each of these Funds accompanies this prospectus.

Your Contract includes the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider and therefore is subject to restrictions on allocations to and transfers among certain Subaccounts. For more information on the restrictions, see “Investment Options Under the Rider” in the Rider section of this prospectus.

Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your registered representative about the Contract’s features, benefits, risks and fees and whether the Contract is appropriate for you based upon your financial situation and objectives.

2

TABLE OF CONTENTS	3

GLOSSARY	5

EXPENSES	8

3

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS	44

FEDERAL INCOME TAX CONSIDERATIONS	45

DISTRIBUTION ARRANGEMENTS	47

STATEMENT OF ADDITIONAL INFORMATION CONTENTS	49

APPENDIX A	A-1

APPENDIX B	B-1

4

GLOSSARY

We have included in this section additional explanation of certain words or terms used in this prospectus. These words or terms are capitalized throughout this prospectus.

Accumulation Period:  A period that begins with your first Purchase Payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Actual Age:  True calendar age in exact years (including fractions).

Administrative Office:  A reference to our Administrative Office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Age Nearest Birthday:  Age rounded to nearest whole number of years.

Annuitant:  The person upon whose life all annuity options, benefits and features are based.

Annuitization:  The process by which you convert your Contract Value into a stream of regular income payments.

Annuity Date:  The date on which annuity payments are scheduled to begin.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments to you.

Annuity Value:  Contract Value at the time of Annuitization.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Anniversary:  Any subsequent anniversary date of the Contract Date.

Contract Date:  The date the Contract is issued.

Contract Month:  Time period between Contract Monthly Anniversaries. The first Contract Month runs from the Contract Date to the first Contract Monthly Anniversary, one month after the Contract Date.

Contract Owner:  The person or entity that purchases the Contract and is entitled to exercise all of the ownership rights under the Contract.

Contract Value:  The sum of the Variable Account Value and the Fixed Account Value.

Contract Year:  Time period between Contract Anniversaries. The first Contract Year runs from the Contract Date to the first Contract Anniversary.

Dollar Cost Averaging Options:  The Fixed Dollar Cost Averaging Options and the Variable Dollar Cost Averaging Options available under the Contract that are used in conjunction with an election of the Dollar Cost Averaging program.

5

Fixed Account:  The account under which amounts are held for the Contract under all Fixed Interest Account Options prior to the Annuity Date.

Fixed Account Value:  The value of amounts held in all Fixed Interest Account Options of the Fixed Account under the Contract.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Initial Purchase Payment:  Sum of all deposits made into the Contract on the Contract Date.

Interest Period:  The period of time for which a Fixed Interest Account interest rate declared by the Company is guaranteed. The period begins on the first day of the calendar month in which allocation or transfer is made.

Monthly Anniversary:  Monthly Anniversary is the same day of each month as the Contract Anniversary date; if there is no corresponding date in the month, the Monthly Anniversary date will be the last day of such month.

Proportional Reduction:  A reduction to a death benefit or Rider benefit base for a withdrawal in excess of that provided for by the Contract or Rider that will reduce the base by the same percentage that the Contract Value was reduced as a result of the withdrawal. If your Contract Value is lower than your benefit base, the reduction will be greater than the dollar amount of the withdrawal.

Purchase Payment:  Any deposit made into the Contract.

Qualified Plan:  A retirement arrangement that receives special tax treatment under the Internal Revenue Code. Penn Mutual does not issue contracts through 401(k) defined contribution pension plans.

Quarterly Anniversary:  Every third Monthly Anniversary after the Contract Date; if there is no corresponding date in the month, the Quarterly Anniversary date will be the last day of such month.

Required Minimum Distributions (RMDs):  Required Minimum Distributions generally are minimum amounts that participants in qualified retirement plans and owners of individual retirement arrangements (IRAs) must withdraw each year following the calendar year that he or she reaches 70 1/2 years of age.

Rider:  Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Subsequent Purchase Payment:  Any deposit made into the Contract after the Contract Date.

The Company:  The Penn Mutual Life Insurance Company.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

6

Variable Account:  The account under which amounts are held for the Contract Owner under all Subaccounts of the Separate Account prior to the Annuity Date.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

We or Us:  A reference to “we” or “us” denotes The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  A reference to “you” denotes the Contract Owner or prospective Contract Owner.

7

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between Subaccounts. State premium taxes may also be deducteda.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None

Maximum Contingent Deferred Sales Charge	8% of purchase payments withdrawn[b]

Transfer Fee	None[c]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$40[d]
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.50%
Contract Administration Charge	0.15%

Total Separate Account Annual Expenses (without Rider) (as a percentage of Variable Account Value)	1.65%
Maximum Rider Charges
Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider	2.00%[e]

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.34%	1.72%

a	As of the date of this prospectus state premium taxes range from 0% — 3.5%.
b	The charge is based on duration of each purchase payment and decreases each year to zero in the fifth year as follows: first year — 8%; second year — 7%; third year — 6%; fourth year — 5%; fifth year and thereafter — 0%. See What Charges Do I Pay? in this prospectus.
c	The Company reserves the right to restrict frequency of transfers or market timing at its sole discretion.
d	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $50,000.
e	The current annual charge for the Rider is 1.05% for either Single or Joint Life Guarantee and neither may be increased beyond the maximum of 2.00%. The Rider Charge is expressed as an annual percentage of the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.31%	0.00%	0.49%	0.00%		0.49%
Limited Maturity Bond	0.30%	0.27%	0.01%	0.58%	0.00%		0.58%
Quality Bond	0.31%	0.25%	0.02%	0.58%	0.00%		0.58%
High Yield Bond	0.50%	0.32%	0.00%	0.82%	0.00%		0.82%
Flexibly Managed	0.60%	0.24%	0.00%	0.84%	0.00%		0.84%
Balanced	0.00%	0.23%	0.43%	0.66%	0.04%	(1)	0.62%
Large Growth Stock	0.63%	0.28%	0.00%	0.91%	0.00%		0.91%

8

	Investment Advisory Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Large Cap Growth	0.55%	0.35%		0.00%	0.90%	0.00%		0.90%
Large Core Growth	0.60%	0.29%		0.00%	0.89%	0.00%		0.89%
Large Cap Value	0.60%	0.28%		0.01%	0.89%	0.00%		0.89%
Large Core Value	0.60%	0.28%		0.00%	0.88%	0.00%		0.88%
Index 500	0.07%	0.27%		0.00%	0.34%	0.00%		0.34%
Mid Cap Growth	0.70%	0.30%		0.00%	1.00%	0.00%		1.00%
Mid Cap Value	0.55%	0.29%		0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.36%		0.06%	1.14%	0.00%		1.14%
SMID Cap Growth	0.75%	0.37%		0.01%	1.13%	0.07%	(1)	1.06%
SMID Cap Value	0.95%	0.32%		0.00%	1.27%	0.13%	(1)	1.14%
Small Cap Growth	0.75%	0.35%		0.00%	1.10%	0.00%		1.10%
Small Cap Value	0.85%	0.28%	(1)	0.07%	1.20%	0.00%		1.20%
Small Cap Index	0.30%	0.39%		0.09%	0.78%	0.14%	(1)	0.64%
Developed International Index	0.30%	0.70%		0.00%	1.00%	0.41%	(1)	0.59%
International Equity	0.85%	0.32%		0.00%	1.17%	0.00%		1.17%
Emerging Markets Equity	1.18%	0.54%		0.00%	1.72%	0.00%		1.72%
Real Estate Securities	0.70%	0.31%		0.00%	1.01%	0.00%		1.01%
Aggressive Allocation	0.10%	0.25%		0.94%	1.29%	0.02%	(1)	1.27%
Moderately Aggressive Allocation	0.10%	0.22%		0.87%	1.19%	0.00%		1.19%
Moderate Allocation	0.10%	0.21%		0.79%	1.10%	0.00%		1.10%
Moderately Conservative Allocation	0.10%	0.22%	(1)	0.69%	1.01%	0.00%		1.01%
Conservative Allocation	0.10%	0.23%		0.60%	0.93%	0.00%		0.93%

(1)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund. Under this agreement, to the extent Penn Mutual and/or the Fund’s investment adviser does not have an obligation to waive their fees or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and/or the investment adviser, if any, during the Fund’s preceding three fiscal years. Pursuant to this agreement, 0.02% and 0.01% of the previously waived advisory fees for the Small Cap Value Fund and Moderately Conservative Allocation Fund, respectively, was recouped by the Fund’s investment adviser during fiscal year 2012.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Aggressive Allocation	0.33%

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

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EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period and have paid Maximum Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,257	$2,148	$2,685	$5,332
Assuming Minimum Total Annual Fund Expenses	$1,131	$1,780	$2,057	$4,213

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have paid Maximum Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$540	$1,615	$2,685	$5,332
Assuming Minimum Total Annual Fund Expenses	$404	$1,222	$2,057	$4,213

(3)	If you surrender your Contract at the end of the applicable time period and have paid current Single Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,171	$1,897	$2,257	$4,575
Assuming Minimum Total Annual Fund Expenses	$1,045	$1,522	$1,608	$3,376

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have paid current Single Rider Charges:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$447	$1,347	$2,257	$4,575
Assuming Minimum Total Annual Fund Expenses	$310	$947	$1,608	$3,376

CONDENSED FINANCIAL INFORMATION

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account for which Accumulation Units were outstanding on December 31, 2012. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the Separate Account appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

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THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•

The income, gains and losses, whether or not realized, of the Separate Account are, in accordance with the Contract, credited to or charged against the Separate Account without regard to the other income, gains or losses of Penn Mutual.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds. There are limitations on the availability of these funds with the presence of the Rider.

Penn Series Funds, Inc.:

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

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Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization companies believed to have above average earnings growth potential compared to other growth companies.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term capital growth primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Midcap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Midcap Index that are undervalued.

Mid Core Value Fund — seeks to achieve capital appreciation by investing in medium capitalization companies whose market capitalization, at time of purchase, is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies. The Fund seeks to invest in companies whose stock price may not reflect the company’s value.

SMID Cap Growth Fund — long-term growth of capital (capital appreciation).

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies.

Small Cap Growth Fund — seeks to achieve capital appreciation by investing in small capitalization companies whose market capitalization, at time of purchase, is less than $4 billion. The small capitalization companies in which the Fund invests will be selected for their growth potential.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to Russell Indexes. Russell® is a trademark of Russell Investment Group.

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Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index. See MSCI DISCLOSURE below.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities in the European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

MSCI DISCLOSURE — This Fund is not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing, or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Penn Mutual Life Insurance Company. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this Fund or any other person or entity regarding the advisability of investing in funds generally or in this Fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owner of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this Fund to be issued or in the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this Fund or any other person or entity in connection with the administration, marketing or offering of this Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to the results to be obtained by the issuer of the fund, owners of the Fund, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI parties shall have any liability for any errors, omissions or interruptions of or in

13

connection with any MSCI index or any data included therein. Further, none of the MSCI parties make any express or implied warranties of any kind, and the MSCI parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits). Even if notified of the possibility of such damages.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Inc., San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investments L.P., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management LLC, New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management Inc., New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — CR3, Philadelphia, PA 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your Purchase Payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of full and fractional Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

Accumulation Units — Valuation

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from, or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your Purchase Payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value

14

computed as of the close of regular trading on the next NYSE business day. In the case of your first Purchase Payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge and contract administration charge assessed against the Subaccount.

THE FIXED INTEREST ACCOUNTS

The Fixed Interest Accounts are part of the Company’s general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

Your Contract is an Individual Variable and Fixed Deferred Annuity with Flexible Purchase Payments, which provides for tax-deferred accumulation of Purchase Payments, Fixed Annuitization Options that can guarantee income payments for a specified period or for the lifetime of the Annuitant(s), and a Standard Death Benefit.

The Contract allows you to invest in:

•	the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

•

the Fixed Interest Accounts. The Fixed Interest Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this prospectus.

The Contract includes a Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider. The Rider provides protection from equity market volatility and inflation by guaranteeing a Withdrawal Benefit Base that provides income for your lifetime or a minimum of twenty years, and allows the withdrawals under the Guarantee to grow with changes in inflation. The Rider also provides an Enhanced Death Benefit. There is an additional charge for this Rider, and your investment options will be limited under the Rider. See the RIDER section of this prospectus for more information.

You decide, within Contract limits,

•	how often you make a Purchase Payment and how much you invest (subject to minimum and maximum limits of the Contract);

•	the Subaccounts and/or the Fixed Interest Accounts into which your Purchase Payments are invested (subject to the limitations of the Rider);

•	whether or not to transfer money among the available Subaccounts and/or the Fixed Interest Accounts;

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•	the type of annuity that we pay and who receives the annuity payments;

•	the Beneficiary or Beneficiaries to whom we pay death benefits (subject to the limitations of the Rider if the Joint Guarantee is elected); and

•	the amount and frequency of withdrawals from the Contract Value (subject to limitations of the Contract).

Your Contract has

•	an Accumulation Period, during which you make one or more Purchase Payments and we invest your payments as you direct us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

Your Rider has

•

a Deferral Phase, during which your Contract Value will grow with investment performance and your Withdrawal Benefit Base may increase for the greater of investment performance or inflation each Contract Year. Withdrawals may be taken without initiating the Withdrawal Phase; and

•	a Withdrawal Phase, during which you may take guaranteed withdrawals under the terms of the Rider before an Annuity Payout Period may begin.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the New York State Insurance Department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material Contract amendment and mutual fund substitutions.

The Contract is available to individuals, business entities and trusts. The Contract may be issued as an individual retirement annuity (IRA) on a contributory and rollover basis. The Contract may be suitable for single participant qualified plans. It is not suitable for multi-participant qualified plans because it is an individual annuity, not a group Contract.

You may contact us by writing The Penn Mutual Life Insurance Company, Attn: Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first Purchase Payment, to our Administrative Office. All Subsequent Purchase Payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your Purchase Payment to you within five business days unless you ask us to keep it while you complete the application. We hold your Initial Purchase Payment in a non-interest bearing account until it is applied to your Contract or returned to you.

Age Restrictions.  You may purchase the Contract with the Rider as a Single or a Joint Life Guarantee. The Single Life Guarantee is available only if the Annuitant is between the ages of 45 and 80 on the Contract Date. The Joint Life Guarantee is available only if, on the Contract Date, the Annuitant is between the ages of 45 and 85, and the younger of the Annuitant and Joint Annuitant is between the ages of 45 and 80. Issue age is determined by Age Nearest Birthday.

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Purchase Payment.  A Purchase Payment is any deposit made into the Contract. The Initial Purchase Payment is the sum of all deposits made into the Contract on the Contract Date. Purchase Payments will be allocated to the Subaccounts of the Separate Account and to the Fixed Account as directed by the Contract Owner in the application for this Contract. Subsequent Purchase Payment is any deposit made into the Contract after the Contract Date. Subsequent Purchase Payments will be allocated, as specified in the allocation section of the application, to the Subaccounts of the Separate Account and to the Fixed Account unless the Contract Owner directs that the Purchase Payments be allocated otherwise. Purchase Payments applied to the Contract after issue may be made at any time without prior notice to the Company.

The minimum Initial Purchase Payment that we will accept is $10,000, with minimum Subsequent Purchase Payments of $1,000, although we may decide to accept lower amounts. We reserve the right to decline any Purchase Payment. We will accept up to $2 million in cumulative Purchase Payments per Annuitant or Contract Owner, across all Variable Annuity Contracts with Penn Mutual.

Annuity Payments

Annuitization.  Annuitization is a process by which your Contract Value is converted into a stream of regular income payments. You may choose to annuitize your Contract after the first Contract Anniversary. The Rider may impose different annuitization and maturity processing requirements than described below. Please see the Rider section of this prospectus for more information.

Annuity Date.  Annuity Date is the date on which annuity payments are scheduled to begin. Unless another Annuity Date was specified on the annuity application or requested by later written notification, the Annuity Date will be set to the latest maturity date allowed by state law, which is the later of (a) first Monthly Anniversary following the Annuitant’s (or the younger of the Annuitant and the Joint Annuitant) 90th birthday, or (b) 10th Contract Anniversary.

Upon your request or on the Annuity Date described in your Contract, you may apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract.

You may change the Annuity Date by sending a written request to our Administrative Office, which must be received by us at least 30 days before the current Annuity Date.

On the Annuity Date, the Contract Value, net of premium taxes if applicable, must be annuitized. You must select an Annuity Option at least 30 days prior to the Annuity Date. In the event no response is received from you to the notification that an Annuity Option must be selected, and if the Annuity Date is less than the maximum maturity date, the Annuity Date will be changed to the maximum maturity date allowed by the state. If the maximum maturity date has been reached, and you did not specify an Annuity Option, the Contract Value will be annuitized on the Annuity Date based on an applicable default option. If the Rider is in force on the Annuity Date, the default option depends on the state of the Rider features at the time (please, see “What Happens on the Annuity Date?” in the Rider section in this prospectus). If the Rider is not in force on the Annuity Date, the default option is a Life Annuity with Period Certain of 5 years.

What Types of Annuity Payments May I Choose?

On or after the first Contract Anniversary date, you may choose one of the following Fixed Annuity Options:

•

Annuity for Specified Number of Years — Annuity payments will continue for a specified number of years, which may not be less than 5 nor more than 30. If the Annuitant dies prior to the end of the guaranteed period, payments will continue to be paid to the designated Beneficiary(ies) until the end of the guaranteed period.

•

Life Annuity — Annuity payments will continue until the Annuitant’s death. The last payment will be the one that is due before the Annuitant’s death. Upon the death of the Annuitant, payments will cease and there will be no payment to any beneficiary.

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•

Life Annuity with Period Certain — Payments will be made for the lifetime of the Annuitant, with a guaranteed period of time. The guaranteed period can range from 5 to 30 years. If the Annuitant dies prior to the end of the Period Certain, payments will continue to be paid to the designated Beneficiary(ies) until the end of the Period Certain. If the Annuitant lives longer than the Period Certain, payments will continue until the Annuitant dies, but there will be no payment to any beneficiary.

•

Joint and Survivor Life Annuity — Payments will be made during the lifetimes of the Annuitant and the Joint Annuitant. Upon the death of either Annuitant, and based on the percentage initially selected, payments will continue at a level of 100%, 75%, 66 2/3%, or 50% of the original benefit amount for the lifetime of the surviving Annuitant. The initial payment will be made if either the Annuitant or the designated second Annuitant are living. Subsequent payments will continue during the joint lives of the Annuitants and thereafter during the life of the surviving Annuitant. Payments will end with the last payment due before the death of the last Annuitant to die. After the deaths of both Annuitants, payments will cease and there will be no payments to any beneficiary.

•	Any other form of annuity that you and we may agree upon.

The size of your annuity payments will not change. The size of these payments is determined by a number of factors, including the amount of your investment, your age at the time of Annuitization, the form of annuity chosen, the expected length of the annuity period, the frequency of annuity payments and their duration, and a guaranteed rate of return. After annuity payments begin, the Annuity Option cannot be changed.

Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the first Contract Anniversary.

Other Information.  Unless you tell us otherwise:

•	you will receive a life annuity with payments guaranteed for 5 years,

•	your annuity payments will generally start within 30 days of the Annuity Date,

•	payments under all options will be made to the Contract Owner or to the Annuitant at the direction of the Contract Owner,

•	your Contract may be subject to special annuitization and maturity processing requirements under the terms of the Rider included with your Contract.

You may change the Annuity Date or your Annuity Option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $2,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting at least 30 days after the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. The less frequently we make payments, the larger each payment will be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

Your Contract includes a Standard Death Benefit as well as a Death Benefit Enhancement payable under the Rider. The Standard Death Benefit is described below. The Death Benefit Enhancement is paid upon the death of the Annuitant under a Single Life Guarantee or the last death of the Annuitant and the Joint Annuitant under a Joint Life Guarantee. Please see the Rider section for an explanation of the Death Benefit Enhancement.

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If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment.

If you die before the Annuity Date and you are the Annuitant, we will pay your Beneficiary the Standard Death Benefit as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment.

Standard Death Benefit.  The Standard Death Benefit is the greater of (1) and (2) where:

(1)	is the Contract Value; and

(2)	is the amount of the Adjusted Net Purchase Payments (total Purchase Payments less the sum of all adjusted withdrawals), where adjusted withdrawals are the greater of (a) and (b) below, where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal, and

(ii)	is the Contract Value just before the withdrawal.

Example:  please see Example 1 in Appendix A for the calculation of the Standard Death Benefit.

If you make a withdrawal at a time when the amount of the Adjusted Net Purchase Payments is greater than your Contract Value, then your Standard Death Benefit amount will be reduced by an amount greater than the amount withdrawn.

The Standard Death Benefit will be payable until Actual Age 90 of the Annuitant (or the younger of the Annuitant and Joint Annuitant, if Joint Life Guarantee), or until the Contract Value reaches zero, if earlier.

If you die after the Annuity Date, upon receipt of due proof of death and other forms necessary to process the payment, we will pay your Beneficiary a death benefit according to the Annuity Option in force, only if the option provides a death benefit.

We generally pay the death benefit within seven days after we receive proof of death and all required information. The death benefit is payable to a Beneficiary.

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

Choosing a Lump Sum or Annuity.  Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

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If the Beneficiary chooses a lump sum, he or she may ask to postpone payment of the lump sum for up to five years. However, an IRA Beneficiary has additional options. A spouse Beneficiary can assume ownership of the IRA and both a spouse and non-spouse Beneficiary can continue the IRA as a “beneficiary” or a “stretch” IRA. If the “beneficiary” or “stretch” option is selected, a new Penn Mutual Contract is purchased or a new stretch/beneficiary arrangement can be established.

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•

If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary’s life or over a period not longer than the Beneficiary’s life expectancy.

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If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

Exchange of Contract by Surviving Spouse.  If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit. The surviving spouse may exchange this Contract for a new Contract of the same form or for a Contract of a similar form designated by the Company if the original form is no longer available for sale at the time this option is exercised. The new Contract issued upon the exercise of this exchange, will: (a) have the surviving spouse as the Annuitant; and (b) list the date of the exchange as the new Contract Date.

Riders on exchanged Contracts are only available with the approval of the Company. Exchange shall not be treated as a withdrawal under the terms of the Contingent Deferred Sale Charge provision of this Contract. Purchase Payments to a Contract established as a result of an Exchange of Contract by a surviving spouse provision shall not be treated as a Purchase Payment under the terms of the Contingent Deferred Sales Charge provision of the Contract.

If there is more than one surviving Beneficiary, they must direct their portion of the death benefit in accordance with the above options.

If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of Annuity Option.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?

Transfer Limits.  Notwithstanding any other provision of this Contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year. Transfers pursuant to Dollar Cost Averaging or to Automatic Asset Rebalancing programs will not count against this limit.

You may transfer your Contract Value among Subaccounts of the Separate Account.

•	The minimum amount that may be transferred is $250 or, if less, the amount held in the Subaccount. In the case of partial transfers, the amount remaining in the Subaccount must be at least $250.

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You may transfer from the Six Month Fixed Dollar Cost Averaging Account or the Twelve Month Fixed Dollar Cost Averaging Account to a Subaccount of the Separate Account as described under Dollar Cost Averaging below.

•	You may not transfer from a Subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

•	Transfers may be subject to investment option limitations under the Rider while the Rider is in force.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our

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Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than Dollar Cost Averaging and Automatic Asset Rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The transfer fee would not exceed $20.

The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused by those we do detect.

The Contract may be subject to investment allocation restrictions according to the terms of the Rider, which limit your right to request transfers between Subaccounts. Please, refer to the Rider section for details.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying Funds. The reduced returns could adversely affect the Contract Owners, Annuitants, or Beneficiaries of any variable annuity contract issued by any insurance company with respect to values allocated to the underlying Fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual Contract Owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short–term trading by Contract Owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the effects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any Purchase Payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

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(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. If the Contract Value is at least $10,000, you may allocate money to one of the Dollar Cost Averaging Options and have a fixed percentage transferred monthly from the account to variable Subaccounts to achieve dollar cost averaging. Amounts may only be allocated to one of the Dollar Cost Averaging Options in conjunction with an election of the Dollar Cost Averaging program. The minimum transfer amount to each Subaccount is $50. Once a Dollar Cost Averaging Option is selected, an additional Dollar Cost Averaging Option cannot be selected. If you elect to discontinue participation in the program, any money left in the account will be transferred into the variable Subaccounts based on the Dollar Cost Averaging allocation initially selected (unless otherwise directed by you).

Fixed Dollar Cost Averaging Options.  Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options. Such payments are subject to the Contract minimums for Initial and Subsequent Purchase Payments. Amounts held in a Fixed Dollar Cost Averaging Option of the Fixed Account will be credited with interest at effective annual rates, declared by the Company. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS FOR DETAILS.

Variable Dollar Cost Averaging Options.  Dollar Cost Averaging may also be done from one of the following Subaccounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. New Purchase Payments and transfers may be allocated to the selected Subaccount. Such payments are subject to the Contract minimums for Initial and Subsequent Purchase Payments. The available periods under the Variable Dollar Cost Averaging Options are from at least 12 months up to 60 months.

Automatic Asset Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you have a Contract Value of at least $10,000 you may elect Automatic Asset Rebalancing. We will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options. You may elect to participate in the program when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office at 800-523-0650. You may discontinue the program at any time.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after Annuitization. There is no charge for Dollar Cost Averaging or automatic rebalancing.

May I Withdraw Any of My Money?

Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive proper authorization from the Contract Owner at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See WHAT CHARGES DO I PAY — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

•	The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount (as defined below) if that amount is less than $500.

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•	You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in the Subaccount from which the withdrawal is made is at least $250.

•	If you make a full withdrawal, the Contract will be terminated.

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If you do not tell us otherwise, the withdrawal will be taken pro-rata from the variable Subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the Fixed Interest Accounts beginning with the Fixed Interest Account with the shortest Interest Period. Within a Fixed Interest Account, partial withdrawals will be made from amounts most recently allocated, renewed or transferred.

Systematic Withdrawals.  If you have not exhausted your Free Withdrawal Amount in the current Contract Year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw your annual Free Withdrawal Amount without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $50. We will adjust the frequency of your payments so that payments are at least $50 each. For example, if you would like to withdraw $100 a year, you can set up annual or semiannual withdrawals, but not quarterly or monthly. Your payments will begin on the next withdrawal date following at least 30 days after we receive your request. Please note that no confirmations will be sent on systematic withdrawals. They will, however, be reflected on statements. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

In the Contract Year when the Systematic Withdrawals are elected for the first time, the entire amount of the withdrawal requested will be disbursed among the remaining Systematic Withdrawal payments to be made prior to the next Contract Anniversary. Systematic Withdrawal amounts will then be recalculated upon the next Contract Anniversary to reflect the annual withdrawal amount requested and a full year of systematic payments. For example, if you request your Free Withdrawal Amount with monthly Systematic Withdrawals and there are four months remaining in your Contract Year, you will receive the entire Free Withdrawal Amount divided by the four payments remaining in your Contract Year. Upon your next Contract Anniversary, your monthly Systematic Withdrawal payment will be recalculated to be 1/12 of the annual Free Withdrawal Amount. This could result in lower Systematic Withdrawal payments in your second year of withdrawal.

Once Systematic Withdrawals are initiated, you must send us a written notice to stop the Systematic Withdrawals or to change the amount or the mode of the withdrawals. The Systematic Withdrawals will terminate upon the earlier of the death of the Contract Owner or the Annuitant, or upon notice from the Contract Owner. Systematic Withdrawals will be subject to Contingent Deferred Sales Charge if the annual amount withdrawn exceeds the Free Withdrawal Amount. All withdrawals during the Contract Year are considered in the determination of Free Amount withdrawn and the point at which Contingent Deferred Sales Charges will be assessed for additional withdrawals.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

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What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contract and the Separate Account.

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We deduct from your Variable Account Value, an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value on the deduction date, the last day of the Contract Year. This charge will also be deducted if the Variable Account Value is withdrawn or transferred in full on a date other than the deduction date. You will not pay this charge if your Variable Account Value is more than $50,000 on the deduction date. To pay this charge, we cancel Accumulation Units credited to your Contract, pro-rata among the Subaccounts in which you invest.

•	We deduct from the net asset value of the Separate Account a daily administration charge that currently is, and will not exceed, an effective annual rate of 0.15%.

Mortality and Expense Risk Charge.  We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that currently is, and will not exceed, an effective annual rate of 1.50%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

You pay this charge only if you withdraw an amount in excess of the Free Withdrawal Amount as described in the next subsection. We will apply the following schedule of contingent deferred sales charges to all withdrawals (including withdrawals guaranteed under the Rider), which are not Free Withdrawals as described in the next subsection.

Number of full Contract Years since Purchase Payment	Applicable Charge
0	8%
1	7%
2	6%
3	5%
4+	0%

Purchase Payments will be treated as withdrawn and any contingent deferred sales charge will be assessed on a first-in, first-out basis. Purchase Payments are treated as withdrawn before gains from market appreciation or interest are withdrawn from the Contract.

There will be no contingent deferred sales charge on amounts withdrawn that exceed the total Purchase Payments of the Contract (i.e., earnings will not be subject to contingent deferred sales charge). The Free Withdrawal Amount will be applied to the Purchase Payments with the earliest effective date.

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Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge:

(a)	Four-Year-Old Purchase Payments. You may withdraw any Purchase Payment that was made more than four years before the withdrawal without incurring a contingent deferred sales charge.

(b)	Withdrawals up to 10% of Purchase Payments. If any Purchase Payment is less than four years old, you may withdraw up to 10% of your total purchase payments in a Contract Year without incurring a contingent deferred sales charge (the “Free Withdrawal Amount”). The amount available for a free withdrawal at any point in time during a Contract Year is 10% of all purchase payments as of the date of the request less the amount of all prior free withdrawals made during that Contract Year. The Free Withdrawal Amount will be applied to Purchase Payments on a first-in, first-out basis. You may not carry forward to the next Contract Year any Free Withdrawal Amount remaining at the end of the current Contract Year. With respect to any withdrawal in excess of the free withdrawal limit in a Contract Year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the Purchase Payments so withdrawn on a first-in, first-out basis.

(c)	Medically Related Withdrawal. Subject to state law, after the first Contract Year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

(d)	Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified contracts) become totally disabled as defined in the Contract.

(e)	Required Minimum Distributions. There is no contingent deferred sales charge imposed upon Required Minimum Distributions under qualified contracts which are required by the Code, even if this amount exceeds the Free Withdrawal Amount. Required Minimum Distributions reduce the Free Withdrawal Amount during the Contract Year. During any given contract year, you are entitled to receive either the Required Minimum Distribution Amount or the entire Free Withdrawal amount free of Contingent Deferred Sales Charge, not both. Additional withdrawals taken in the same contract year as your RMD payments will be subject to any applicable Contingent Deferred Sales Charges. Please see Example 6 for more details.

Rider Charges.  Your Contract includes the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider. The charges for the Rider are deducted quarterly. If you make a full surrender of your Contract before the charges for the Rider have been deducted, your Contract Value will be reduced by the accrued Rider Charges, plus any applicable surrender charge. In addition, upon payment of the Death Benefit associated with the Contract, the Death Benefit payable will be reduced by the accrued Rider Charges.

The Rider Charge is expressed as an annual percentage of the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. The Withdrawal Benefit Base used in the calculation is the average monthly Withdrawal Benefit Base, as of the first of each month, over the quarter. One fourth of the annual Rider Charge will be multiplied by the average monthly Withdrawal Benefit Base for the quarter

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and this amount will be deducted on the last day of the Contract Year Quarter. Rider Charges will be deducted until the Annuity Date. The Rider Charge will be deducted from the Subaccounts of the Variable Account, pro-rated for the fund allocation at the time of deduction. The current effective annual charge for the Rider is 1.05% for either Single or Joint Life Guarantee. This annual charge may not be increased beyond a maximum of 2.00%.

If an automatic Step-Up in the Withdrawal Benefit Base is scheduled to occur, the effective annual Rider Charge may be increased, but will not be greater than the current charge applicable to the class of Contract Owners then electing the Rider. The current charge will not exceed the Maximum Rider Charge of 2.00%, and the increase to the charge may not be greater than 0.50%. The Contract Owner can opt out of any future Rider Charge increases by sending, at least 30 days prior to a Contract Anniversary, a written request to the Company to do so. No future increases in the current charge for the Rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent Contract Anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base. The reinstatement will be effective on the following Contract Anniversary. Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time.

We will deduct any accrued but uncollected Rider Charges on the date you surrender your Contract or upon your death as of the date of surrender or death. No Rider Charge will be imposed upon Annuitization.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees, see EXPENSES in this prospectus and the fee table in the Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on Purchase Payments received by insurance companies. Generally, any premium taxes payable will be deducted upon Annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on Purchase Payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH INFLATION ADJUSTMENT RIDER

Your Contract includes the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider (the “Rider”) for an additional Rider Charge which includes the following enhancements to your Contract. A Glossary of terms associated with the Rider is located on page 28.

1)	Inflation Living Benefit Guarantee — this Living Benefit Guarantee provides for a guaranteed minimum withdrawal benefit adjusted for Inflation Increases and market Step-Ups. The Contract accumulates a Withdrawal Benefit Base during the Deferral Phase of the Rider until withdrawals under the Living Benefit Guarantee are exercised. This Withdrawal Benefit Base then provides a Guaranteed Annual Withdrawal Amount under the following conditions:

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If the Living Benefit Guarantee is exercised between the ages of 59 1/2 and 64 1/2, you receive the Standard Withdrawal Option. This Option provides income guaranteed at 5% of the Withdrawal Benefit Base until the Withdrawal Benefit Base has been returned to you (usually 20 years — this withdrawal benefit may not continue for your lifetime). The Guaranteed Annual Withdrawal Amount will be adjusted for Inflation Increases and Step-Ups.

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If the Living Benefit Guarantee is exercised on or after age 64 1/2, you receive the Lifetime Withdrawal Option. The Lifetime Option provides income guaranteed at a percentage of the Withdrawal Benefit Base that varies with age at the time this option is selected. Payments will be made for the lifetime of the Annuitant or later of Annuitant and Joint Annuitant (in case of a Joint Life Guarantee). The Guaranteed Annual Withdrawal Amount will be adjusted for Inflation Increases and Step-Ups.

Age is based on the younger of the Annuitant and Joint Annuitant for a Joint Life Guarantee.

2)	Enhanced Death Benefit — the Enhanced Death Benefit provides that the Company will pay to a Beneficiary upon the Annuitant’s death (last death of the Annuitant and Joint Annuitant for a Joint Life Guarantee) a Death Benefit Enhancement in addition to the Standard Death Benefit provided in your Contract.

This Rider is appropriate for someone who is seeking guaranteed income which grows with inflation, but also wants to stay invested in the securities market to allow for potentially higher growth in Contract Value. If you would like to start withdrawals at an earlier age, you will benefit from the Standard Withdrawal Option, which is available between the ages of 59 1/2 and 64 1/2, and will provide you with supplemental income for at least 20 years. If you start withdrawals after the age of 64 1/2, you will benefit from the Lifetime Withdrawal Option, which offers withdrawal percentages up to 5% (increasing with age).

The Rider will be included when you purchase the Inflation Protector Variable Annuity Contract.

The Contract can be purchased with the Rider as a Single or a Joint Life Guarantee. If the Contract Owner is a natural person, the Contract Owner must also be the Annuitant. The Joint Life Guarantee permits Joint Annuitants, but does not allow joint ownership of the Contract. The Joint Annuitant must be the Annuitant’s spouse and also the Contract Owner’s primary Beneficiary (unless the Rider is changed to a Single Life Guarantee before the Living Benefit Guarantee is exercised). You may purchase the Contract and the Rider as a Single Life Guarantee only if the Annuitant is between the ages of 45 and 80 on the Contract Date. The Joint Life Guarantee is available only if, on the Contract Date, the Annuitant is between the ages of 45 and 85 and the younger of the Annuitant and Joint Annuitant is between the ages of 45 and 80. Issue age is determined by Age Nearest Birthday. All features and benefits under the Joint Life Guarantee are measured using the age of the younger of the Annuitant and Joint Annuitant, and payable until the last survivor of the Annuitant and Joint Annuitant.

Important information to note about the Rider:

–	The Rider will be included when you purchase the Inflation Protector Variable Annuity. The Rider provides various benefits described in this prospectus and there is an additional charge for the Rider. If you do not wish to have the Rider attached to your Contract, you should consider a different product.

–	The Rider Charges are non-refundable, whether or not you take withdrawals while the Rider is in effect.

–	All withdrawals, including the withdrawals made while the Rider is in effect, reduce your Contract Value and death benefit.

–	All withdrawals, including the Free Withdrawal Amount, will be subject to the terms of the Rider. If the withdrawal amount is greater than the Free Withdrawal Amount (whether or not it is below the Guaranteed Annual Withdrawal Amount), contingent deferred sales charges will apply (See “Contingent Deferred Sales Charge” section of the prospectus for details) and any other applicable charges.

–	Your Contract is subject to limitations on your Subaccount allocations according to the terms of the Rider. The Company can change these limitations with 60 days prior notice to you, and may do so as a result of changes in the economic environment or for changes in the Subaccount options available under the Contract.

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–	Excess Withdrawals may reduce future benefits by more than the dollar amount of the Excess Withdrawal, and may result in one or more of the following:

i)	a permanent reduction in your future Guaranteed Annual Withdrawal Amount;

ii)	termination of the Rider;

iii)	termination of the Contract.

To determine if your withdrawal would be considered an Excess Withdrawal and/or to find out what your Guaranteed Annual Withdrawal Amount would be after the Excess Withdrawal is taken, please contact Customer Service prior to requesting the withdrawal.

Rider Glossary

Deferral Phase:  The period prior to the exercise of withdrawals under the Living Benefit Guarantee (Standard or Lifetime Withdrawal Option).

Early Access Withdrawal Option:  An option which allows you to take withdrawals during the Deferral Phase which do not initiate the Withdrawal Phase.

Enhanced Death Benefit:  Enhancement to your Contract which provides for the payment of the Death Benefit Enhancement in addition to the Standard Death Benefit.

Excess Withdrawal:  Any withdrawal during the Withdrawal Phase in excess of the Guaranteed Annual Withdrawal Amount.

Guaranteed Annual Withdrawal Amount:  The guaranteed annual amount you may withdraw under the Rider based on the applicable Living Benefit Guarantee Withdrawal Option.

Inflation Factor:  The percentage growth applied to the average Withdrawal Benefit Base to determine the Inflation Increase.

Inflation Increase:  The dollar amount added to the Withdrawal Benefit Base on Contract Anniversary due to changes in inflation.

Inflation Increase Period:  The period for which the Inflation Increases apply under the Lifetime Withdrawal Option.

Joint Annuitant:  Person other than the Annuitant (as designated in the Contract) on whose age/lifetime the features and benefits of the Rider are also based.

Lifetime Withdrawal Option:  The Living Benefit Guarantee Withdrawal Option available once the Annuitant, or younger of Annuitant and Joint Annuitant if Joint Life Guarantee, reaches age 64 1/2.

Lifetime Withdrawal Rate:  The percentage applied to the Withdrawal Benefit Base to determine the Guaranteed Annual Withdrawal Amount under the Lifetime Withdrawal Option.

Standard Annual Reduction:  The maximum amount by which the Standard Withdrawal Benefit Balance will decline under the Standard Withdrawal Option if annual withdrawals do not exceed the Guaranteed Annual Withdrawal Amount.

Standard Withdrawal Benefit Balance:  The guaranteed benefit amount remaining under the Standard Withdrawal Option of the Living Benefit Guarantee.

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Standard Withdrawal Option:  The Living Benefit Guarantee Withdrawal Option available while the Annuitant, or younger of Annuitant and Joint Annuitant if Joint Life Guarantee, is between the ages of 59 1/2 and 64 1/2 in the Withdrawal Phase.

Standard Withdrawal Rate:  The percentage applied to the Withdrawal Benefit Base to determine the Guaranteed Annual Withdrawal Amount under the Standard Withdrawal Option.

Step-Up:  An increase in the Withdrawal Benefit Base or the Enhanced Death Benefit Base to an amount equal to 100% of the Contract Value, determined on Contract Anniversary (after the Inflation Increase has been applied).

Withdrawal Benefit Base:  The amount used to determine the Guaranteed Annual Withdrawal Amount under the Living Benefit Guarantee.

Withdrawal Phase:  The period during which withdrawals are taken under the Living Benefit Guarantee (Standard or Lifetime Withdrawal Option).

Contract Phases under the Rider

The Rider has two phases, the Deferral Phase and the Withdrawal Phase. These phases are independent of the Accumulation Period and Annuity Payout Period of your Contract.

The Annuity Payout Period may begin under certain conditions of the Rider and may be payable at the Guaranteed Annual Withdrawal Amount according to the Rider. For further information, please see “What Happens if my Withdrawal Benefit Base or my Contract Value Reduces to Zero?” and “What Happens on the Annuity Date?”

I	Deferral Phase

The period prior to the exercise of withdrawals under the Living Benefit Guarantee is called the Deferral Phase. The Deferral Phase begins on the Contract Date and continues until the earliest of the following:

(a)

Living Benefit Guarantee is exercised (not available before age 59 1/2 is attained by the Annuitant or the younger of the Annuitant and Joint Annuitant for a Joint Life Guarantee — please see “Withdrawal Phase — Living Benefit Guarantee” section for more details),

(b)	Actual Age 90 is attained by the Annuitant or the younger of the Annuitant and Joint Annuitant for Joint Life Guarantee and the Contract enters the Annuity Payout Period (please see “What Happens on the Annuity Date?” section for more details),

(c)	Contract Value is reduced to zero (please see “What Happens if my Withdrawal Benefit Base or my Contract Value Reduces to Zero?” section for more details).

II	Withdrawal Phase

The period during which withdrawals are taken under the Living Benefit Guarantee is called the Withdrawal Phase. The Withdrawal Phase begins when the Living Benefit Guarantee is exercised and may occur during the Accumulation Period of the Contract prior to beginning the Annuity Payout Period. Depending on the age of the Annuitant (younger Annuitant if there is a Joint Life Guarantee) at the time the Living Benefit Guarantee is exercised, you will receive either the Standard Withdrawal Option or the Lifetime Withdrawal Option. If you wait until the age of 59 1/2, you will be eligible for a Standard Withdrawal Option. If you wait until the age of 64 1/2, you will become eligible for a Lifetime Withdrawal Option.

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Available Withdrawal Options under the Rider

In the Deferral Phase of the Rider and prior to the Annuity Payout Period of the Contract, withdrawals may be taken that do not initiate the Withdrawal Phase of the Rider. This is called the Early Access Withdrawal Option. Please see “Deferral Phase — Early Access Withdrawal Option” for details.

In the Withdrawal Phase, withdrawals may be taken through one of the Living Benefit Guarantee Withdrawal Options: the Standard Withdrawal Option or the Lifetime Withdrawal Option. The available Living Benefit Guarantee Withdrawal Option depends on the age of Annuitant (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee). Please see “Withdrawal Phase — Living Benefit Guarantee” for details.

Regardless of the Contract Phase, surrender charges will apply if withdrawals exceed the Contract’s annual Free Withdrawal Amount. Surrender charges are not a fixed amount. Please see What Charges Do I Pay? — Contingent Deferred Sales Charge for details.

Withdrawal Benefit Base

The Withdrawal Benefit Base is the amount used to determine the value of the Guaranteed Annual Withdrawal Amount under the Living Benefit Guarantee. It can grow due to an Inflation Increase, Step-Ups, or Subsequent Purchase Payments and decreases for Early Access Withdrawals taken in the Deferral Phase. In the Withdrawal Phase, the Withdrawal Benefit Base is used to determine the Guaranteed Annual Withdrawal Amount.

How is the Withdrawal Benefit Base determined?

On the Contract Date, the Withdrawal Benefit Base is equal to the Initial Purchase Payment received.

After the Contract Date, the value of the Withdrawal Benefit Base is determined based on the Contract Phase.

In the Deferral Phase, the Withdrawal Benefit Base increases dollar-for-dollar with each Purchase Payment. Each year on the Contract Anniversary until age 90 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), an Inflation Increase will be credited to the Withdrawal Benefit Base, followed by evaluation of a Step-Up opportunity (see below for details on the Inflation Increase calculation and Step-Up evaluation).

At the time the Living Benefit Guarantee Withdrawal Option is exercised, if the Contract Value is greater than the Withdrawal Benefit Base, then the Withdrawal Benefit Base will be set equal to the Contract Value. The Guaranteed Annual Withdrawal Amount and/or the Standard Annual Reduction will be calculated based on the Withdrawal Benefit Base at that time.

In the Withdrawal Phase, the Withdrawal Benefit Base is determined based on the Living Benefit Guarantee Withdrawal Option exercised.

Withdrawal Benefit Base with Standard Withdrawal Option

In the Withdrawal Phase under the Standard Withdrawal Option, each year (on the Contract Anniversary), an Inflation Increase may be credited to the Withdrawal Benefit Base, followed by evaluation for a Step-Up opportunity (Step-Ups apply through age 90).

Withdrawal Benefit Base with Lifetime Withdrawal Option

In the Withdrawal Phase under the Lifetime Withdrawal Option, each year (on the Contract Anniversary), an Inflation Increase may be credited to the Withdrawal Benefit Base until the Inflation Increase Period expires, followed by evaluation for a Step-Up opportunity (Step-Ups apply through age 90).

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How is the Withdrawal Benefit Base adjusted for Subsequent Purchase Payments?

During the Deferral Phase, Withdrawal Benefit Base increases dollar-for-dollar with each Purchase Payment. During the Withdrawal Phase, the Withdrawal Benefit Base does not increase for Subsequent Purchase Payments.

Inflation Increase to Withdrawal Benefit Base.

On each Contract Anniversary, if the Withdrawal Benefit Base is greater than zero, the Company may credit an Inflation Increase to the Withdrawal Benefit Base. The Inflation Increase equals the Inflation Factor multiplied by the average Withdrawal Benefit Base.

Inflation Factor.  Inflation Factor is calculated based on the non-seasonally adjusted Consumer Price Index for All Urban Consumers (CPI-U). If this index is discontinued or a new index series is established on a different basis, the Company may establish a new basis for determining the Inflation Factor. The Contract Owner will be given at least 90 days notice prior to any such change.

CPI-U.  The Consumer Price Index for All Urban Consumers (CPI-U) is published monthly by the Bureau of Labor Statistics of the U.S. Department of Labor on a one-month lag. The Consumer Price Index is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. It represents about 87% of the total U.S. population, counting almost all residents of urban and metropolitan areas. The CPI-U, or “headline inflation,” is the most comprehensive and widely used inflation measurement. Unlike the widely utilized core inflation, CPI-U includes goods with high price volatility such as food and energy.

The Inflation Factor applicable to your Contract on your Contract Anniversary is determined at the beginning of the calendar month that contains your Contract Anniversary. It is determined according to the formula below such that the Inflation Factor for a Contract Anniversary that occurs in the month of March will use the CPI-U value from the month of January of the current year, published in February, and the CPI-U value from the month of January of the prior year, published in February of the prior year, for (1) and (2) under (a) below.

The Inflation Factor equals the ratio of (a) to (b), where:

(a)	is the difference between (1) and (2), where:

(1)	is the CPI-U released in the previous month (most recent release); and

(2)	is the CPI-U released twelve months prior to the most recent release; and

(b)	is the CPI-U released twelve months prior to the most recent release.

The resulting Inflation Factor will be rounded to 4 decimal points, and will never be less than 0.00% or more than 4.00%.

Average Withdrawal Benefit Base.  Average Withdrawal Benefit Base is used to calculate the annual Inflation Increase. Average Withdrawal Benefit Base is the average monthly value of the Withdrawal Benefit Base over the previous twelve months.

Inflation Increase Period (Lifetime Withdrawal Option only).  In the Withdrawal Phase, under the Lifetime Withdrawal Option, Inflation Increases are only available until the Inflation Increase Period expires. The Inflation Increase Period will continue for as long as your Contract Value is greater than zero prior to age 90. If, at some point, your Contract Value goes to zero, the Inflation Increase Period will expire on the earlier of (1) and (2) where:

(1)	is Actual Age 90 of the Annuitant (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), and

(2)	is the 20th Contract Anniversary since the later of (a) and (b) where

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(a)	is the Contract Year in which the lifetime withdrawals began, and

(b)	is the most recent Step-Up.

Inflation Increases are not limited under the Standard Withdrawal Option.

Automatic Annual Step-Up of Withdrawal Benefit Base

On each Contract Anniversary until age 90, after the Inflation Increase has been applied, your Withdrawal Benefit Base will be evaluated for Step-Up opportunity. At this time, if the Contract Value is greater than the Withdrawal Benefit Base (after Inflation Increase), then the Withdrawal Benefit Base will automatically be increased to the Contract Value. In addition, the Guaranteed Annual Withdrawal Amount will increase by the same percentage as the Withdrawal Benefit Base, unless the Lifetime Withdrawal Rate is also increased under the Lifetime Withdrawal Option (see Lifetime Withdrawal Rates after Step-Up under “Lifetime Withdrawal Option” below). Under the Standard Withdrawal Option, the Standard Annual Reduction will be reset to the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base after the Step-Up.

Additional Notes for the Withdrawal Benefit Base

The Rider Charge is expressed as an annual percentage of the Withdrawal Benefit Base. If the Withdrawal Benefit Base increases, the dollar amount of the Rider Charge will also increase.

The Withdrawal Benefit Base is a reference amount only, cannot be withdrawn in a lump sum, and is not payable as a death benefit.

Deferral Phase — Early Access Withdrawal Option

Withdrawal Option in the Deferral Phase

You are permitted to take a withdrawal during the Deferral Phase of the Rider under the Early Access Withdrawal Option. Such a withdrawal does not initiate the Living Benefit Guarantee. To keep the Contract in the Deferral Phase, at the time the withdrawal is requested, you must indicate to the Company that you are requesting an Early Access Withdrawal and that you do not wish to enter the Withdrawal Phase.

Important Note:  If you do not indicate that you are requesting to remain in the Deferral Phase by utilizing the Early Access Withdrawal Option, and you have reached the age of 59 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), your Living Benefit Guarantee will be exercised, and the Contract will move into the Withdrawal Phase.

Withdrawal in the Deferral Phase before age 59 1/2.  By default, if a withdrawal is requested before age 59 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee ), it will be treated as an Early Access Withdrawal, which can be taken as a one-time distribution or systematically, and the Contract will remain in the Deferral Phase. If the withdrawals are set up systematically, the Contract will remain in the Deferral Phase until the request is received by the Company with instructions to enter the Withdrawal Phase and to exercise an available Living Benefit Guarantee Withdrawal Option. There may be tax implications to taking withdrawals prior to age 59 1/2. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus for more information.

Withdrawal in the Deferral Phase and Section 72 (q) or 72 (t) Distributions

If you wish to take withdrawals under the IRS Code sections 72(q) or 72 (t) (prior to age 59 1/2), you may do so systematically and each withdrawal will be treated as an Early Access Withdrawal. The Contract will remain in the Deferral Phase.

Withdrawal in the Deferral Phase after age 59 1/2.   By default, if you request a withdrawal after the age of 59 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), your Living Benefit

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Guarantee will be exercised, and the Contract will move into the Withdrawal Phase. If you wish to remain in the Deferral Phase, you must indicate to the Company that you are requesting to take an Early Access Withdrawal, which can be taken as a one-time distribution or systematically. If you request to receive an Early Access Withdrawal systematically, your Contract will remain in the Deferral Phase until you send us a request with instructions to enter the Withdrawal Phase and exercise the Living Benefit Guarantee Withdrawal Option available to you (Standard or Lifetime Withdrawal Option).

Impact of Early Access Withdrawal on Withdrawal Benefit Base:

Withdrawals in the Deferral Phase reduce the Withdrawal Benefit Base by the greater of (a) and (b) where:

(a)	is the withdrawal amount

(b)	is the withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the withdrawal

(2)	is the Contract Value just prior to the withdrawal

Withdrawal Phase — Living Benefit Guarantee

Living Benefit Guarantee

If the Annuitant (or the younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee) has reached the age of 59 1/2, you may exercise your Living Benefit Guarantee and enter the Withdrawal Phase. Your Living Benefit Guarantee provides for a Guaranteed Annual Withdrawal Amount, which is adjusted for inflation and Contract Value growth. Depending on the age at which you enter the Withdrawal Phase, payment can be received either until the Standard Withdrawal Benefit Balance is depleted or for the Annuitant’s lifetime (for the lifetime of the last surviving Annuitant for a Joint Life Guarantee).

Withdrawal Options under the Living Benefit Guarantee

There are two Living Benefit Guarantee Withdrawal Options in the Withdrawal Phase: the Standard Withdrawal Option and the Lifetime Withdrawal Option.

The Actual Age of the Annuitant (referred to as “age” later in this section), or the younger of the Annuitant or Joint Annuitant if Joint Life Guarantee, at the time you enter the Withdrawal Phase determines whether you receive the Standard or the Lifetime Withdrawal Option.

Standard Withdrawal Option is only available if the age at the time you enter the Withdrawal Phase is greater than or equal to 59 1/2 but less than 64 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee). If you start withdrawals between the ages of 59 1/2 and 64 1/2, you will automatically be entered into the Standard Withdrawal Option.

Lifetime Withdrawal Option is only available if the age at the time you enter the Withdrawal Phase is greater than or equal to 64 1/2 (younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee). If you start withdrawals after the age of 64 1/2, you will automatically be entered into the Lifetime Withdrawal Option.

Standard Withdrawal Option

Under the Standard Withdrawal Option, the Company guarantees withdrawals up to the Guaranteed Annual Withdrawal Amount until the Standard Withdrawal Benefit Balance is depleted. Termination of the Rider or the Contract will result in termination of payments under this guarantee (please refer to “Rider Termination” section for more details).

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The Standard Withdrawal Option does not provide a lifetime benefit. The Standard Withdrawal Benefit Balance cannot be withdrawn in a lump sum and is not payable as a death benefit.

Guaranteed Annual Withdrawal Amount.  You may take withdrawals annually up to the Guaranteed Annual Withdrawal Amount, which is equal to the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base. Your Guaranteed Annual Withdrawal Amount may increase each year when the Withdrawal Benefit Base receives an Inflation Increase.

Standard Withdrawal Rate.  The Standard Withdrawal Rate is used to determine the Guaranteed Annual Withdrawal Amount. The current Standard Withdrawal Rate is 5% and will remain the same for the life of your Contract. The number of years your Living Benefit Guarantee will last is determined by the Standard Withdrawal Rate. For example, under the current Standard Withdrawal Rate of 5%, your Living Benefit Guarantee will last for at least 20 years, assuming you do not take Excess Withdrawals in any Contract Year.

Standard Withdrawal Benefit Balance.  The Standard Withdrawal Benefit Balance is established at the time you enter the Withdrawal Phase under the Standard Withdrawal Option, and is set equal to the Withdrawal Benefit Base at this time. Withdrawals can be taken up to the Guaranteed Annual Withdrawal Amount until the Standard Withdrawal Benefit Balance is depleted. However, even if the Guaranteed Annual Withdrawal Amount is increased due to an Inflation Increase to the Withdrawal Benefit Base, any withdrawals in a year greater than the Standard Annual Reduction, as described below, but less than the Guaranteed Annual Withdrawal Amount, will not reduce the Standard Withdrawal Benefit Balance. This ensures that increasing Guaranteed Annual Withdrawal Amounts due to inflation do not adversely affect the guarantee.

Standard Annual Reduction.  The Standard Annual Reduction is the maximum amount by which the Standard Withdrawal Benefit Balance is reduced when a withdrawal up to the Guaranteed Annual Withdrawal Amount is taken. The Standard Annual Reduction is established at the time you enter the Withdrawal Phase under the Standard Withdrawal Option. At this time, it is set equal to the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base and will initially be equal to the Guaranteed Annual Withdrawal Amount. While the Guaranteed Annual Withdrawal Amount may increase thereafter as a result of any Inflation Increases, the Standard Annual Reduction will not. The Standard Annual Reduction will increase upon Step-Up of the Withdrawal Benefit Base to the Contract Value on any subsequent Contract Anniversary, and may decrease as a result of Excess Withdrawals.

Effects of Withdrawals on Standard Withdrawal Benefit Balance.  During each Contract Year, your Standard Withdrawal Benefit Balance will be reduced for withdrawals as follows:

–	For as long as cumulative withdrawals in the Contract Year are less than or equal to the Standard Annual Reduction, the Standard Withdrawal Benefit Balance will be reduced dollar-for-dollar for the withdrawal amount taken, up to the Standard Annual Reduction. Please refer to Example 2 in Appendix A: Scenario 1 — Contract Months 1 through 5.

–	The Standard Withdrawal Benefit Balance will not be reduced for amounts withdrawn in excess of the Standard Annual Reduction when cumulative withdrawals in the Contract Year exceed the Standard Annual Reduction but are less than or equal to the Guaranteed Annual Withdrawal Amount. Please refer to Example 2 in Appendix A: Scenario 1 — Contract Months 6 through 10.

–	If cumulative withdrawals in the Contract Year exceed the Guaranteed Annual Withdrawal Amount, the Standard Withdrawal Benefit Balance will be reduced as outlined below for any Excess Withdrawals at the time the Excess Withdrawal is taken. Please refer to Example 2 in Appendix A: Scenario 1 — Contract Months 11 and 12.

Excess Withdrawal Amount, as applicable to any individual withdrawal, is calculated as follows:

Excess Withdrawal Amount = Total Withdrawal — remaining portion of the Guaranteed Annual Withdrawal Amount

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Effects of Excess Withdrawals on Standard Withdrawal Benefit Balance.  At any time an Excess Withdrawal is taken, your Standard Withdrawal Benefit Balance will be reduced by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount,

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the difference between (i) and (ii) where:

(i)	is the Standard Withdrawal Benefit Balance just prior to the withdrawal, and

(ii)	is the remaining portion of Standard Annual Reduction

(2)	is the difference between (i) and (ii) where:

(i)	is the Contract Value just prior to the withdrawal, and

(ii)	is the remaining portion of Guaranteed Annual Withdrawal Amount

Effects of Withdrawals on Withdrawal Benefit Base.  During each Contract Year, your Withdrawal Benefit Base will be reduced for withdrawals as follows:

–	Withdrawal Benefit Base will not be reduced when cumulative withdrawals in a Contract Year are less than or equal to the Guaranteed Annual Withdrawal Amount,

–	Withdrawal Benefit Base will be reduced proportionately for any Excess Withdrawals.

Effects of Excess Withdrawals on Withdrawal Benefit Base.  At any time an Excess Withdrawal is taken, your Withdrawal Benefit Base will be reduced by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount,

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the Withdrawal, and

(2)	is the difference between (i) and (ii) where:

(i)	is the Contract Value just prior to the Withdrawal, and

(ii)	is the remaining portion of the Guaranteed Annual Withdrawal Amount

If the Withdrawal Benefit Base is reduced by an Excess Withdrawal, your Guaranteed Annual Withdrawal Amount will be reduced on the next Contract Anniversary.

Example:  See Example 2 in Appendix A for an Excess Withdrawal example.

Standard Withdrawal Benefit Balance Less Than Standard Annual Reduction.  Your Guaranteed Annual Withdrawal Amount is recalculated every Contract Anniversary as the Standard Withdrawal Rate multiplied by the Withdrawal Benefit Base. In the final year the guarantee is active (i.e. Standard Withdrawal Benefit Balance will reduce to zero by the end of the year as a result of withdrawals), a reduction to the Guaranteed Annual Withdrawal Amount may apply. This reduction is applicable if, at Contract Anniversary, your Standard Withdrawal Benefit Balance is less than Standard Annual Reduction, and is calculated according to the following process:

1)	Every Contract Anniversary, your Standard Withdrawal Benefit Balance is compared to the Standard Annual Reduction. If, at the start of any Contract Year, the Standard Withdrawal

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Benefit Balance is less than the Standard Annual Reduction, you may be entering the final year of the guarantee, and your Guaranteed Annual Withdrawal Amount will be reduced.

2)	The reduction to the Guaranteed Annual Withdrawal Amount is determined by the Guaranteed Annual Withdrawal Amount Reduction Factor, which is equal to the ratio of the Standard Withdrawal Benefit Balance at the start of the final year of the guarantee to the Standard Annual Reduction at the start of the final year of the guarantee.

3)	The reduced Guaranteed Annual Withdrawal Amount in the final year of the guarantee is determined by multiplying the original Guaranteed Annual Withdrawal Amount by the Guaranteed Annual Withdrawal Amount Reduction Factor.

Example:  See Example 3 in Appendix A for a calculation of the Guaranteed Annual Withdrawal Amount in the final year.

What happens when the Standard Withdrawal Benefit Balance is depleted?

On the Contract Anniversary following the depletion of the Standard Withdrawal Benefit Balance, if there is still Contract Value, the Withdrawal Benefit Base will be reset to the Contract Value, the Standard Withdrawal Benefit Balance will be re-established, and the Standard Withdrawal Option Guarantee will restart at a new Guaranteed Annual Withdrawal Amount. If you do not wish to restart the guarantee, you may notify us in writing that you wish to terminate the Rider (please see additional information under “Rider Termination”). If there is no Contract Value remaining, the Contract will terminate.

Lifetime Withdrawal Option

Under the Lifetime Withdrawal Option, the Company guarantees withdrawals up to the Guaranteed Annual Withdrawal Amount for the lifetime of the Annuitant or the Joint Annuitant (if a Joint Life Guarantee). Termination of the Rider or the Contract will result in termination of payments under this guarantee (please refer to “Rider Termination” section for more details).

Guaranteed Annual Withdrawal Amount.  You may take withdrawals annually up to the Guaranteed Annual Withdrawal Amount, which is equal to the Lifetime Withdrawal Rate multiplied by the Withdrawal Benefit Base.

If the Guaranteed Annual Withdrawal Amount is greater than the Free Withdrawal Amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the prospectus for details) and any other applicable charges.

Lifetime Withdrawal Rate.  The Age-Banded Lifetime Withdrawal Rate is shown in the table below. For a Single Life Guarantee, the Age-Banded Lifetime Withdrawal Rate is determined by the Actual Age of the Annuitant at the time you exercise the Living Benefit Guarantee. For a Joint Life Guarantee, the Age-Banded Lifetime Withdrawal Rate is based on the Actual Age of the younger of the Annuitant or Joint Annuitant at the time you exercise the Living Benefit Guarantee (referred to as “age” or “Actual Age” in the section below).

Age-Banded Lifetime Withdrawal Rates:

Actual Age at the start of Withdrawal Phase	Age-Banded Lifetime Withdrawal Rate — Single Life Guarantee	Age-Banded Lifetime Withdrawal Rate — Joint Life Guarantee
64 1/2 - 69 1/2	4.0%	3.5%
69 1/2 - 74 1/2	4.5%	4.0%
74 1/2 +	5.0%	4.5%

Lifetime Withdrawal Rates after Step-Up.  If a Step-Up occurs during the Withdrawal Phase under the Lifetime Withdrawal Option, the Contract is eligible to receive the Age-Banded Lifetime Withdrawal Rate for the current age.

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Example:  Contract is purchased as a Single Life Guarantee at age 59; withdrawals start at age 65 at an Age-Banded Lifetime Withdrawal Rate of 4.0%. Step-Up occurs at age 70; the new Lifetime Withdrawal Rate is 4.5%.

Effect of Withdrawal less than Guaranteed Annual Withdrawal Amount.  If you elect to take less than or none of the Guaranteed Annual Withdrawal Amount in any given Contract Year, the Guaranteed Annual Withdrawal Amount is not increased in subsequent Contract Years for the amount not taken. You cannot carry over any unused Guaranteed Annual Withdrawal Amounts to any future Contract Years. If your total withdrawals in a Contract Year do not exceed the Guaranteed Annual Withdrawal Amount, the Withdrawal Benefit Base will not be reduced. The Withdrawal Benefit Base remains equal to the Withdrawal Benefit Base just prior to the withdrawal.

Example:  Suppose that the Guaranteed Annual Withdrawal Amount is $1,000 and you withdraw $500 during the current Contract Year. The Guaranteed Annual Withdrawal Amount will not increase by $500 in the next Contract Year or in any future Contract Year.

Effect of Withdrawal more than Guaranteed Annual Withdrawal Amount.  In each Contract Year, when there is Contract Value remaining, you may withdraw more than the Guaranteed Annual Withdrawal Amount in effect at the time of the withdrawal request, up to the current Contract Value. Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Withdrawal Amount is referred to as an Excess Withdrawal. An Excess Withdrawal could significantly reduce your Withdrawal Benefit Base by more than the dollar amount of your Excess Withdrawal. Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Withdrawal Amount.

Excess Withdrawal Amount = Total Withdrawal — remaining portion of the Guaranteed Annual Withdrawal Amount (prior to the withdrawal)

Excess Withdrawals reduce the Withdrawal Benefit Base by the greater of (a) and (b) where:

(a)	is the Excess Withdrawal Amount

(b)	is the Excess Withdrawal Amount multiplied by the ratio of (1) and (2) where:

(1)	is the Withdrawal Benefit Base just prior to the Excess Withdrawal, and

(2)	is the Contract Value prior to withdrawal less the remaining portion of Guaranteed Annual Withdrawal Amount (prior to the withdrawal).

Your Guaranteed Annual Withdrawal Amount will be reduced on the Contract Anniversary following your Excess Withdrawal.

Example:  See Example 5 in Appendix A.

Investment Options Under the Rider

Upon entering the Withdrawal Phase of the Rider, you will be subject to limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. We reserve the right to add or change limitations in the future, as well as to enforce limitations and restrictions in the Deferral Phase.

If you terminate the Rider, you will no longer be subject to these limitations and restrictions.

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The list of Subaccounts available as investment options in the Withdrawal Phase of the Rider is limited. This list is subject to change, and you will be notified 60 days prior to any such change. The restrictions in place allow you to allocate your Purchase Payments to, and make transfers between, the following Subaccounts only:

Penn Series Funds, Inc.	Sub-adviser
Money Market Fund	Independence Capital Management, Inc.
Limited Maturity Bond Fund	Independence Capital Management, Inc.
Quality Bond Fund	Independence Capital Management, Inc.
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management, Inc.
Index 500 Fund	SSgA Funds Management, Inc.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderately Aggressive Allocation Fund	Independence Capital Management, Inc.
Moderate Allocation Fund	Independence Capital Management, Inc.
Moderately Conservative Allocation Fund	Independence Capital Management, Inc.
Conservative Allocation Fund	Independence Capital Management, Inc.

You may continue to allocate Purchase Payments and make transfers to any available Fixed Interest Accounts. Purchase Payments or transfers directed to the Subaccounts that are not listed above will not be accepted.

Investment limitations and restrictions will be effective on the day the Contract enters the Withdrawal Phase. Once the investment allocation restrictions become effective, you must indicate a new allocation that satisfies the investment restrictions. If no indication is provided, any funds remaining in restricted Subaccounts will be moved to the Money Market Fund. You may specify a new allocation among Subaccounts on this list at any time.

Any change to investment options, limitations, or restrictions will be communicated to the Contract Owner 60 days prior to the date such change becomes effective.

If you attempt to allocate to Subaccounts which are not on this list, or if you do not specify a change to your allocations when you enter the Withdrawal Phase, the Company will move the funds from Subaccounts which are not on the list to the Money Market Fund.

Required Minimum Distributions (RMDs).

If you are obligated to take the Required Minimum Distributions (subject to IRS enforcement rules), and your Contract has been in effect through at least one calendar year-end, you can elect Required Minimum Distribution (RMD) withdrawals. The Company will automatically calculate your distribution. You may elect to take your distributions as a one-time or systematic withdrawal.

RMD in Deferral Phase.  In order to receive the RMDs from this Contract in the Deferral Phase without initiating the Living Benefit Guarantee, the Company must receive the request to take RMDs as withdrawals that do not initiate the Withdrawal Phase. The Contract will then remain in the Deferral Phase, and each RMD will be treated as an Early Access Withdrawal and reduce the Withdrawal Benefit Base as outlined under the “Withdrawal Benefit Base” section above.

RMD in Withdrawal Phase.  RMD withdrawals in the Withdrawal Phase are subject to more favorable Excess Withdrawal treatment. Such treatment is contingent on your acceptance of the Company’s calculations of the RMD amounts, and RMD calculations will be limited to this Contract only.

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If you entered the Withdrawal Phase under the Standard Withdrawal Option, upon receiving the written notification of the election of RMD withdrawals, the benefit will be treated as follows:

–	Every Contract Year the Guaranteed Annual Withdrawal Amount will be calculated as outlined above for the applicable Living Benefit Guarantee Withdrawal Option. This amount will not be changed based on the RMD requirement.

–	Cumulative withdrawals up to the Standard Annual Reduction will reduce the Standard Withdrawal Benefit Balance dollar-for-dollar.

–	Withdrawals in excess of the Standard Annual Reduction up to the Guaranteed Annual Withdrawal Amount will not reduce the Standard Withdrawal Benefit Balance.

–	If the RMD amount is greater than the Guaranteed Annual Withdrawal Amount:

o	Standard Withdrawal Benefit Balance will be reduced dollar-for-dollar for withdrawals greater than Guaranteed Annual Withdrawal Amount but less than or equal to RMD;

o	Withdrawal Benefit Base will not be reduced for withdrawals up to the RMD amount;

o	Withdrawals in excess of RMD amount will be treated as Excess Withdrawals.

If you entered the Withdrawal Phase under the Lifetime Withdrawal Option, upon receiving the written notification of the election of RMD withdrawals, the benefit will be treated as follows:

–	Every Contract Year the Guaranteed Annual Withdrawal Amount will be calculated as outlined above for the applicable Living Benefit Guarantee Withdrawal Option. This amount will not be changed based on the RMD requirement.

–	If the RMD amount is greater than the Guaranteed Annual Withdrawal Amount:

o	Withdrawal Benefit Base will not be reduced for withdrawals up to the RMD amount;

o	Withdrawals in excess of RMD Amount will be treated as Excess Withdrawals.

Under both Living Benefit Guarantee Withdrawal Options, if you elect to receive RMD withdrawals and the RMD amount is less than the Guaranteed Annual Withdrawal Amount, you will receive the RMD amount.

If your RMD amount exceeds your Guaranteed Annual Withdrawal Amount, you will have to withdraw more than the Guaranteed Annual Withdrawal Amount to avoid imposition of a 50% excise tax. RMD amounts may include a percentage of the value of all benefits under the Contract, which may include the value of the Death Benefit Enhancement and other Contract provisions such as the Rider itself. Required Minimum Distributions from an IRA are always taxable.

What Happens if my Withdrawal Benefit Base or my Contract Value Reduces to Zero?

Effect of Withdrawal Benefit Base reducing to zero.  If the Withdrawal Benefit Base goes to zero, and the Contract Value is greater than zero, the Withdrawal Benefit Base will be reset to the Contract Value on the next Contract Anniversary, unless the Contract Owner sends a written notice to the Company requesting to terminate the Rider. Upon this reset, the Guaranteed Annual Withdrawal Amount will be recalculated, and the guarantee will continue based on recalculated values. If the contract is in the Withdrawal Phase of the

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Rider, a new Inflation Increase Period will begin at the time the Withdrawal Benefit Base is reset to the Contract Value. If the Withdrawal Benefit Base goes to zero, and the Contract Value also goes to zero, the Contract will be terminated.

Effect of Contract Value reducing to zero.  If the Contract Value is reduced to zero and any benefits are due under either of the Living Benefit Guarantee Withdrawal Options, payments will continue annually according to the guarantee as described below. No Subsequent Purchase Payments will be accepted once the Contract Value is reduced to zero.

If the Contract Value goes to zero in the Deferral Phase:

–	If the Withdrawal Benefit Base is greater than zero and you are eligible for a Living Benefit Guarantee Withdrawal Option, the Contract will be annuitized. The Guaranteed Annual Withdrawal Amount will be determined by the Withdrawal Benefit Base at the time of Annuitization and either the Standard Withdrawal Rate or the Lifetime Withdrawal Rate, as applicable for the Living Benefit Guarantee Withdrawal Option available to you depending on your age (younger of the Annuitant and the Joint Annuitant, if Joint Guarantee); Inflation Increases will no longer apply.

–	If the Withdrawal Benefit Base is greater than zero but you are not eligible for a Living Benefit Guarantee Withdrawal Option, the Contract will be terminated.

–	If the Withdrawal Benefit Base also goes to zero, the Contract will be terminated.

If the Contract Value goes to zero in the Withdrawal Phase:

–	If the Standard Withdrawal Benefit Balance under the Standard Withdrawal Option is greater than zero, the Contract will be annuitized at the Guaranteed Annual Withdrawal Amount using the Withdrawal Benefit Base at the time of Annuitization and the Standard Withdrawal Rate. Inflation Increases will still apply. This amount will be payable annually for the Standard Withdrawal Period Remaining or for Annuitant’s Lifetime (last survivor if Joint), whichever ends earlier. Standard Withdrawal Period Remaining is based on the ratio of Standard Withdrawal Benefit Balance to Standard Annual Reduction at the time of Annuitization, rounded up to the next integer.

Example.  If your Withdrawal Balance is $20,000, and your Annual Reduction is $6,000, the Standard Withdrawal Period Remaining will be equal to 4 years: $20,000/$6,000 = 3.33 (rounded up to 4). Inflation Increases will still apply after Annuitization.

–	If the Withdrawal Benefit Base under the Lifetime Withdrawal Option is greater than zero, the Contract will be annuitized at the Guaranteed Annual Withdrawal Amount using the Withdrawal Benefit Base at the time of Annuitization and the Lifetime Withdrawal Rate. Payments will continue for the Annuitant’s Lifetime, and Inflation Increases will apply until the end of Inflation Increase Period Remaining, but not beyond Actual Age 90.

–	If the Standard Withdrawal Benefit Balance under the Standard Withdrawal Option or Withdrawal Benefit Base under the Lifetime Withdrawal Option goes to zero, the Contract will be terminated.

What Happens on the Annuity Date?

On the Annuity Date, the Contract Value must be annuitized (please, see the “Annuity Payments” section of this prospectus). If the maximum maturity date has been reached, and you did not specify a Fixed Annuity Option, the Contract Value will be annuitized based on the default Fixed Annuity Option. If the Rider is in force on the Annuity Date, you will be entered into the default Annuity Option under the Rider as outlined below.

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If both the Contract Value and the Withdrawal Benefit Base are greater than zero on the maximum maturity date, your contract will be annuitized as follows:

–	If the Contract is in the Deferral Phase as of the Annuity Date, it will be annuitized at the Guaranteed Annual Withdrawal Amount using the Lifetime Withdrawal Rate. This amount will be payable annually for Annuitant’s Lifetime (last survivor if Joint). After Annuitization, Inflation Increases will no longer apply.

–	If the Contract has entered the Withdrawal Phase under the Standard Withdrawal Option, it will be annuitized at the Guaranteed Annual Withdrawal Amount using the Standard Withdrawal Rate. This amount will be payable annually for the Standard Withdrawal Period Remaining or for Annuitant’s Lifetime (last survivor if Joint), whichever ends earlier. Standard Withdrawal Period Remaining is based on the ratio of Standard Withdrawal Benefit Balance to Standard Annual Reduction at the time of Annuitization, rounded up to the next integer.

Example.  If your Withdrawal Balance is $20,000, and your Annual Reduction is $6,000, the Standard Withdrawal Period Remaining will be set to 4 years at the time of annuitization: $20,000/$6,000 = 3.33 (rounded up to 4). Inflation Increases will still apply after Annuitization.

–	If the Contract has entered the Withdrawal Phase under the Lifetime Withdrawal Option, it will be annuitized at the Guaranteed Annual Withdrawal Amount using the Lifetime Withdrawal Rate. This amount will be payable annually for Annuitant’s Lifetime (last survivor if Joint). After Annuitization, Inflation Increases will no longer apply.

When your Contract is annuitized, your payment schedule and the amount are generally fixed and cannot be altered. If the Contract is annuitized based on the Rider guarantee, the Death Benefit will no longer be payable. Also, the exceptions related to RMD withdrawals would no longer apply, as such distributions would no longer be required. If the remaining payments due each Contract Year are less than $100, the Remaining Payments will be commuted and a lump sum will be paid. The Inflation Factor used in the calculation of the commuted value (if applicable) is 3.00%.

Enhanced Death Benefit

The Rider provides a Death Benefit Enhancement that is payable prior to the Annuity Date upon the death of the Annuitant or the last death of the Annuitant and Joint Annuitant, if applicable, and only if the Enhanced Death Benefit Base is greater than the Standard Death Benefit under the Contract. The Death Benefit Enhancement is the amount by which the Enhanced Death Benefit Base exceeds the Standard Death Benefit payable under the Contract. This amount cannot be less than zero or greater than $1,000,000. There is no additional charge for the Death Benefit Enhancement payable under the Rider. As of the date our Administrative Office receives proof of death of the Annuitant and Joint Annuitant such as a death certificate or other official document establishing death, and other information required to process the payment, the Company will pay the Death Benefit Enhancement in addition to the death benefit provided in your Contract. The Death Benefit Enhancement will be payable until Actual Age 90 of the Annuitant (or the younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee), or until the Contract Value reaches zero, if earlier.

How is the Enhanced Death Benefit Base Calculated?

The Enhanced Death Benefit Base is calculated independently of the Withdrawal Benefit Base as follows:

•	On the Contract Date, the Enhanced Death Benefit Base is set equal to the Initial Purchase Payment.

•	The Enhanced Death Benefit Base will be increased dollar-for-dollar for all Subsequent Purchase Payments.

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•

The Enhanced Death Benefit Base will automatically Step-Up annually to the Contract Value on each Contract Anniversary, if greater than the current Enhanced Death Benefit Base. The Enhanced Death Benefit Base will Step-Up through the Contract Anniversary after Actual Age 80 of the Annuitant, or younger of the Annuitant and the Joint Annuitant, if Joint Life Guarantee.

•	The Enhanced Death Benefit Base will be reduced for withdrawals by the greater of (a) and (b), where:

(a)	is the withdrawal amount, and

(b)	is withdrawal amount multiplied by the ratio of (1) and (2) where:

(1)	is the Enhanced Death Benefit Base immediately prior to the withdrawal, and

(2)	is the Contract Value immediately prior to the withdrawal

Single and Joint Life Guarantees

The Rider can be purchased as a Single or Joint Life Guarantee. Under a Single Life Guarantee, all Rider features and benefits are measured using the age and lifetime of the Annuitant. Under a Joint Life Guarantee, all Rider features are measured using the age of the younger of the Annuitant and Joint Annuitant, and all lifetime benefits are payable over the lifetime of the last survivor of the Annuitant and Joint Annuitant. You must specify the Joint Annuitant in the Application for a Joint Life Guarantee. The Joint Annuitant must be the spouse of the Annuitant on the Contract Date and the spousal Joint Annuitant must always be the Contract Owner’s primary Beneficiary unless the Rider is changed to a Single Life Guarantee before Living Benefit Guarantee Withdrawals have begun.

Converting a Single Life Guarantee to a Joint Life Guarantee

You cannot convert a Single Life Guarantee to a Joint Life Guarantee. You will not be able to add a spouse as a Joint Annuitant or Successor Owner after the Contract Date.

Converting a Joint Life Guarantee to a Single Life Guarantee after Death or Divorce or by Discretion of the Contract Owner

If you have a Joint Life Guarantee and have not taken any Living Benefit Guarantee Withdrawals (Contract is still in Deferral Phase), you can change a Joint Life Guarantee to a Single Life Guarantee and the Rider Charge will change from the Joint to the Single Rider Charge. Once you convert to a Single Life Guarantee, you will not be able to switch back to Joint Life Guarantee. The change from a Joint Life Guarantee to a Single Life Guarantee is effective upon notification to the Company in writing.

If you have a Joint Life Guarantee and have not taken any Living Benefit Guarantee Withdrawals, and you have remarried following a divorce, annulment or death, you can change the Joint Annuitant to the Annuitant’s current spouse. All Rider features will be based on the younger of the Annuitant and new Joint Annuitant.

If the Company accepts either change, you can also request a change of the Primary Beneficiary of the Contract.

If a Living Benefit Guarantee Withdrawal has been taken, the Joint Annuitant cannot be changed. The Joint Annuitant can be removed from the Contract, but the charge for the Rider would remain at the Joint Life Guarantee charge. If the Joint Annuitant is not removed, all Rider features will be based on the younger of the Annuitant and Joint Annuitant, and all lifetime benefits will be based on the age or lifetime of the Annuitant. If the Joint Annuitant is removed, all Rider features and lifetime benefits payable will be based on the age or lifetime of the Annuitant.

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Impact of Annuitant’s Death for Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the Beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the Rider is terminated. An eligible Spousal Beneficiary, however, can continue the Contract but not the Rider under the Exchange of Contract by Surviving Spouse provision of the Contract.

Impact of Annuitant’s and/or Joint Annuitant’s Death for Joint Life Guarantees

Impact of Annuitant’s Death for Joint Life Guarantees

Upon the Annuitant’s death, the eligible spousal Beneficiary who is also the Joint Annuitant can become the Successor Owner of the Contract and continue the Contract and the Rider. Successor Owner will become the new Contract Owner and the Primary Annuitant. This option is not available for same-sex spouses.

If no Living Benefit Guarantee Withdrawals have been taken, the Successor Owner has the option, upon written request to the Company, to convert the guarantee and the associated Rider Charge to a Single Life Guarantee based on his/her lifetime.

If Living Benefit Guarantee Withdrawals have been taken, the Successor Owner cannot change to a Single Life Guarantee, change the associated Rider Charge, or name a new spouse.

The spousal Beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value, as of the date of the Annuitant’s death.

If the spousal Beneficiary does not specify an option upon the Annuitant’s death, the default option for opposite-sex spouses is becoming the Successor Owner of the Contract, and the default option for same-sex spouses is surrendering the Contract and receiving a Death Benefit as described above.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, is payable to a beneficiary and the Rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees

If the Joint Annuitant dies and the Annuitant is still alive, no death benefit is paid. If no Living Benefit Guarantee Withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the Guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime.

If the Annuitant does not convert the Guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before Living Benefit Guarantee Withdrawals are taken. If Living Benefit Guarantee Withdrawals have been taken, the Guarantee and the Rider Charge do not change and the Annuitant cannot name a new spouse.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Enhanced Death Benefit is payable to the Beneficiary and the Rider is terminated.

Rider Termination

Upon the earliest of the following, the Guaranteed Minimum Withdrawal Benefit with Inflation Adjustment Rider will be terminated, but the Contract will remain in force:

(a)	At any time after the third Contract Anniversary immediately following receipt by the Company of a written request by the Contract Owner to discontinue the Rider;

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(b)	Upon a change in ownership (or assignment) of the Contract unless:

a.	The new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person :

i.	an individual ownership changed to a personal revocable trust, or

ii.	an eligible spousal Beneficiary who is also the Joint Annuitant elects to become the Successor Owner of the Contract and the Rider upon Owner / Annuitant’s death, or

iii.	a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, or

iv.	a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime; or

b.	The assignment is for the purposes of effectuating a 1035 exchange of the Contract.

(c)	Spousal Continuation of a Contract with a Single Life Guarantee upon the primary Annuitant’s death;

All charges for the Rider will cease upon Rider termination.

If the Contract is terminated, the Rider will also terminate. Both the Contract and the Rider will terminate upon the earlier of:

(a)	Annuitization under the Base Contract;

(b)	Full surrender of the Contract;

(c)	The date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees;

(d)	The date of death of the Annuitant for Joint Life Guarantee if the Joint Annuitant elects to receive the Contract Value as a death benefit;

(e)	The Contract Value goes to zero and the Withdrawal Benefit Base also goes to zero;

(f)	The Contract Value goes to zero and the Standard Withdrawal Benefit Balance also goes to zero under the Standard Withdrawal Option;

(g)	The Contract Value goes to zero and based on your age you are not eligible for a Living Benefit Guarantee Withdrawal Option as defined in your Contract, regardless of the value of the Withdrawal Benefit Base.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

Fixed Dollar Cost Averaging Options.  Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options. Such payments are subject to the Contract minimums for Initial and Subsequent Purchase Payments. Amounts held in a Fixed Dollar Cost Averaging Option of the Fixed Account will be credited with interest at effective annual rates, declared by the Company. These options are part of the Company’s General Account which is subject to the claims of the Company’s creditors. The Company’s insurance obligations and guarantees under the Contract are paid in part out of the General Account and, therefore, Contract Owners should consider the Company’s financial statements and claims paying ability for the payment of such obligations and guarantees.

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The Minimum Guaranteed Interest Rate applicable for any Fixed Dollar Cost Averaging Option of the Fixed Account (according to your Contract) is determined on the Contract Date. The rate can range between 1% and 3%, unless applicable law permits a reduction. The minimum guaranteed interest rate for any Fixed Interest Account is determined based on a formula established by state law as described below.

The minimum guaranteed interest rate is the lesser of (1) 3% and (2) the average over a 12-month period, rounded to the nearest 1/20th of 1%, of the 5-year constant maturity treasury rate reduced by 125 basis points, where the resulting interest rate is not less than 1%. This rate is set by the Company quarterly on January 1, April 1, July 1 and October 1. The rate shown above is the minimum guaranteed interest rate for the life of the Contract. The calculated guaranteed rate will never be lower than the minimum nonforfeiture rate.

The declared interest rate will apply from the date of the allocation through the end of the Dollar Cost Averaging Period. Purchase Payments received after the start of a Dollar Cost Averaging Period will create an additional Dollar Cost Averaging Period. The available periods under the Fixed Dollar Cost Averaging Options are six months and twelve months. At the end of the Dollar Cost Averaging Period any interest remaining in the account will be automatically transferred into the variable Subaccounts based on the allocation initially selected by the Contract Owner.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. If you designate a Beneficiary who is either your grandchild or is more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

Non-qualified annuities.  The taxable portion of these payments generally will be the amount by which the payment exceeds your cost basis. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your Purchase Payments. Ordinary income tax rates apply.

In the case of a non-qualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of Annuity Payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment as described above.

IRA and Qualified Annuities.  Generally, unless you have a cost basis, all withdrawals and death benefits paid are subject to income taxation.

Roth IRA Annuities.  Generally, you do not include in your gross income qualified distributions (see below) or distributions that are a return of your annual contributions from your Roth IRA.

Qualified Distributions are any payments or distributions from your Roth IRA that meet both of the following requirements:

i)	payment or distribution is made after the 5-year period beginning with the first taxable year for which a contribution was made to a Roth IRA established for your benefit, and

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ii)	payment or distribution is:

a.	made on or after the date you reach age 59 1/2

b.	made because you are disabled,

c.	made to a Beneficiary or to your estate after your death, or

d.	one that meets the requirements for the first-time home buyer exception to the tax on early distributions as described below (up to a $10,000 lifetime limit).

Early Withdrawals.  An additional federal income tax of 10% (up to 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply.

Annuity Payments.  The taxable portion of a non-qualified annuity payment to your life expectancy generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates. After life expectancy, each monthly payment is fully includable in income at ordinary income tax rates. Annuity payments from pre-tax or qualified contracts are fully includable in income at ordinary income tax rates.

Certain rules may apply to your nonqualified plan with the Rider. It is not clear whether guaranteed minimum withdrawal benefit payments made during the Withdrawal Phase will be taxed as withdrawals or annuities. Consult a tax advisor before purchasing this Contract with the Rider. IRA annuities in the income (payout) phase are subject to tax. Roth IRA annuities may be tax-free if it is a qualified distribution as explained above.

Ownership.  Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Transfer of Ownership.  You may pay federal income tax if you transfer the ownership of your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer in excess of the investment in the Contract at such time. This rule does not apply to ownership transfers between spouses or to transfers incident to a divorce.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable Contract Owner will be considered the owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable Contract Owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable Contract Owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular Subaccounts

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without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contract are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that Contract Owners were not owners of the Subaccount assets. Although we do not believe this to be the case, these differences could result in Contract Owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent the owners of the Contract from being considered the owners of a pro-rata share of the assets of the Subaccounts under the Contract. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on Purchase Payments made under the Contract will not exceed 6%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred’’ status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon

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achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

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APPENDIX A — NUMERICAL EXAMPLES

Example 1

Standard Death Benefit — Example:

Assume that there is a single initial Purchase Payment of $100,000.

Scenario 1.

A withdrawal in the amount of $10,000 is taken, and the Contract Value prior to this withdrawal is $90,000.

Adjusted Net Purchase Payments, for the purpose of determining the Death Benefit, are reduced by the greater of (a) and (b) where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal, and

(ii)	is the Contract Value just before the withdrawal.

(a) = $10,000

(b) = ($10,000) * ($100,000) / ($90,000) = $11,111

In this case, (b) = $11,111, is greater than (a) = $10,000. Therefore, the Net Purchase Payments will be reduced by (b) = $11,111. The Adjusted Net Purchase Payments amount after withdrawal will be $100,000 – $11,111 = $88,889.

The Standard Death Benefit after the withdrawal is taken will be equal to the greater of (1) and (2), where:

(1)	is the Contract Value = $90,000 – $10,000 = $80,000; or

(2)	is the adjusted Purchase Payments = $88,889 (as calculated above).

In this case, (2) is greater, and therefore the Standard Death Benefit will be equal to $88,889.

Scenario 2.

The Contract Value prior to the withdrawal is $120,000. The Standard Death Benefit will be equal to the greater of:

(1) = $110,000 [$120,000 less the $10,000 withdrawal]

(2) = $100,000 – (Greater of a and b) = $100,000 – $10,000 = $90,000

(a) = $10,000

(b) = ($10,000)*($100,000)/($120,000) = $8,333

Standard Death Benefit = $110,000

Example 2

Standard Withdrawal Option — Example:

This example illustrates the effect of withdrawals under the Standard Withdrawal Option on the Standard Withdrawal Benefit Balance and the Withdrawal Benefit Base, described in the Standard Withdrawal Option section of this prospectus.

A-1

Assume that at the start (BOP) of the Contract Year, your contract has the following values:

Guaranteed Annual Withdrawal Amount (GAWA)	$10,000
Standard Annual Reduction	$5,000
Contract Value (CV)	$40,000
Withdrawal Benefit Base	$200,000
Standard Withdrawal Benefit Balance	$45,000

Scenario 1.

Monthly withdrawals of $1,000 are taken at the end of each Contract Month. For simplicity, we will assume that the Contract Value will only reduce for withdrawals, and will not change for any gains, losses, or charges (therefore, there is no opportunity for Step-Up). Table below shows the Standard Withdrawal Benefit Balance and Withdrawal Benefit Base at the end of each Contract Month (EOP), reduced for withdrawals.

Abbreviations:

BOP = Beginning of Period, EOP = End of Period, CV = Contract Value, GAWA = Guaranteed Annual Withdrawal Amount, SAR = Standard Annual Reduction, WD = Withdrawal, WBB = Withdrawal Benefit Base, SWBB = Standard Withdrawal Benefit Balance

Month	CV BOP	GAWA Rem. BOP	SAR Rem. BOP	WD	Cum WD	Gain	Excess WD	WBB BOP	SWBB BOP	WBB Red.	SWBB Red.	WBB EOP	SWBB EOP
1	$40,000	$10,000	$5,000	$1,000	$1,000	$0	$0	$200,000	$45,000	$0	$1,000	$200,000	$44,000
2	$39,000	$9,000	$4,000	$1,000	$2,000	$0	$0	$200,000	$44,000	$0	$1,000	$200,000	$43,000
3	$38,000	$8,000	$3,000	$1,000	$3,000	$0	$0	$200,000	$43,000	$0	$1,000	$200,000	$42,000
4	$37,000	$7,000	$2,000	$1,000	$4,000	$0	$0	$200,000	$42,000	$0	$1,000	$200,000	$41,000
5	$36,000	$6,000	$1,000	$1,000	$5,000	$0	$0	$200,000	$41,000	$0	$1,000	$200,000	$40,000
6	$35,000	$5,000	$0	$1,000	$6,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
7	$34,000	$4,000	$0	$1,000	$7,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
8	$33,000	$3,000	$0	$1,000	$8,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
9	$32,000	$2,000	$0	$1,000	$9,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
10	$31,000	$1,000	$0	$1,000	$10,000	$0	$0	$200,000	$40,000	$0	$0	$200,000	$40,000
11	$30,000	$0	$0	$1,000	$11,000	$0	$1,000	$200,000	$40,000	$6,667	$1,333	$193,333	$38,667
12	$29,000	$0	$0	$1,000	$12,000	$0	$1,000	$193,333	$38,667	$6,667	$1,333	$186,667	$37,333
1	$28,000	$9,333	$5,000

Standard Withdrawal Benefit Balance is reduced as follows:

–	For the first 5 months (as long as the cumulative withdrawals in the Contract Year are less than Standard Annual Reduction), Standard Withdrawal Benefit Balance is reduced dollar-for-dollar with every $1,000 withdrawal.

–	For the next 5 months (when cumulative withdrawals in the Contract Year exceed Standard Annual Reduction but are less than the GAWA), Standard Withdrawal Benefit Balance is not reduced.

–	Withdrawals in Contract Months 11 and 12 are considered Excess Withdrawals, as GAWA has been depleted by this time.

¡	At the end of Contract Month 11 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($40,000-$0)/($30,000-$0)] = $1,333

A-2

¡	At the end of Contract Month 12 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($38,667-$0)/($29,000-$0)] = $1,333

Withdrawal Benefit Base is reduced as follows:

–	For the first 10 months (as long as the cumulative withdrawals in the Contract Year are less than GAWA), Withdrawal Benefit Base is not reduced.

–	Withdrawals in Contract Months 11 and 12 are considered Excess Withdrawals, as GAWA has been depleted by this time.

¡	At the end of Contract Month 11 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($200,000)/($30,000-$0)] = $6,667

¡	At the end of Contract Month 12 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($193,333)/($29,000-$0)] = $6,667

Scenario 2.

Now assume that you take $11,000 withdrawal at the end of month 11, and a $1,000 withdrawal at the end of month 12.

Month	CV BOP	GAWA Rem BOP	SAR Rem BOP	WD	Cum WD	Gain	Excess WD	WBB BOP	SWBB BOP	WBB Red.	SWBB Red.	WBB EOP	SWBB EOP
11	$40,000	$10,000	$5,000	$11,000	$11,000	$0	$1,000	$200,000	$45,000	$6,667	$6,333	$193,333	$38,667
12	$29,000	$0	$0	$1,000	$12,000	$0	$1,000	$193,333	$38,667	$6,667	$1,333	$186,667	$37,333
1	$28,000	$9,333	$5,000

Standard Withdrawal Benefit Balance is reduced as follows:

–	At the end of Contract Month 11, Excess Withdrawal = Total Withdrawal – GAWA Remaining = $11,000 – $10,000 = $1,000. At the end of Contract Month 12, Excess Withdrawal is $1,000 – $0 = $1,000:

¡	At the end of Contract Month 11 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($45,000-$5,000)/($40,000-$10,000)] = $1,333

¡	At the end of Contract Month 12 Standard Withdrawal Benefit Balance is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($38,667-$0)/($29,000-$0)] = $1,333

A-3

Withdrawal Benefit Base is reduced as follows:

–	At the end of Contract Month 11, Excess Withdrawal = Total Withdrawal – GAWA Remaining = $11,000 – $10,000 = $1,000. At the end of Contract Month 12, Excess Withdrawal is $1,000 – $0 = $1,000:

¡	At the end of Contract Month 11 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($200,000)/($40,000-$10,000)] = $6,667

¡	At the end of Contract Month 12 Withdrawal Benefit Base is reduced by the greater of (a) and (b):

(a)	Excess Withdrawal = $1,000

(b)	$1,000*[($193,333)/($29,000-$0)] = $6,667

In both cases, the Standard Withdrawal Benefit Balance is equal to $37,333 and Withdrawal Benefit Base is equal to $186,667 after reductions for withdrawals (at the end of month 12).

In the beginning of the next Contract Year, the new GAWA and Standard Annual Reduction are calculated (assuming there is no Inflation Increase):

GAWA = Withdrawal Benefit Base * Standard Withdrawal Rate = $186,667 * 0.05 = $9,333

Standard Annual Reduction = lesser of 1) previous Standard Annual Reduction and 2) new GAWA = $5,000

Example 3

Guaranteed Annual Withdrawal Amount in the Final Year — Example:

At the start of the Contract Year, your contract has the following values:

Contract Value (CV)	$3,400
Withdrawal Benefit Base	$93,139
Standard Withdrawal Benefit Balance	$4,000
Guaranteed Annual Withdrawal Amount (GAWA)	$4,657
Standard Annual Reduction	$4,499

–	At the start of the Contract Year, Standard Withdrawal Benefit Balance is compared to Standard Annual Reduction: $4,000 < $4,499.

–	Since Standard Withdrawal Benefit Balance is less than Standard Annual Reduction, your GAWA will be reduced.

–	GAWA Reduction Factor = Standard Withdrawal Benefit Balance / Standard Annual Reduction = $4,000 / $4,499 = 88.9%.

–	The reduced GAWA will be calculated as follows: Reduced GAWA = $4,657 * 88.9% = $4,140.

–	Even though your CV is only $3,400, and your Standard Withdrawal Benefit Balance is only $4,000, you can take withdrawals up to GAWA = $4,140

–	Your contract will then be terminated according to the terms of this Rider (see “Rider Termination” section).

Example 4

Lifetime Withdrawal Rate Calculation — Example: Withdrawals start in the beginning of Contract Year 7 for a Single Life Guarantee. Annuitant is Actual Age 72 at the time of first withdrawal.

A-4

Lifetime Withdrawal Rate = 4.5%

Suppose there is a Step-Up in Contract Year 11. Since Annuitant has reached age 76 at this time, he is eligible to receive the higher Lifetime Withdrawal Rate. The new Lifetime Withdrawal Rate = 5.0%

Example 5

Lifetime Withdrawal Option — Example:

Assume that at the start (BOP) of the Contract Year, your contract has the following values:

Guaranteed Annual Withdrawal Amount (GAWA)	$10,000
Contract Value (CV)	$100,000
Withdrawal Benefit Base (WBB)	$100,000

Suppose that the Contract Anniversary is on 1/1, and a withdrawal (WD) in the amount of $11,000 is taken on 3/1.

Withdrawal Benefit Base will be reduced by the greater of:

(a)	Excess Withdrawal Amount = $11,000 – $10,000 = $1,000

(b)	Excess Withdrawal Amount * (WBB prior to Excess WD / CV prior to WD less the remaining portion of the GAWA prior to WD) = $1,000 * [$100,000 / ($100,000 – $10,000)] = $1,111

Since (b) is greater than (a), the Withdrawal Benefit Base will be reduced by $1,111 and will equal:

$100,000 – $1,111 = $98,889. The CV will equal: $100,000 – $11,000 = $89,000.

Suppose that another withdrawal in the amount of $2,000 is taken on 4/1 of the same Contract Year. Since the remaining portion of the GAWA prior to this withdrawal is zero, the whole withdrawal amount will be considered Excess Withdrawal and the Withdrawal Benefit Base will be reduced as follows:

WBB = $98,889 – $2,000 * [$98,889 / $89,000] = $96,667.

Guaranteed Annual Withdrawal Amount will be recalculated on the next Contract Anniversary.

Example 6

Required Minimum Distributions: Contingent Deferred Sales Charge — Example:

Your RMD amount for the year is $2,000, and your Free Withdrawal Amount is $1,000 for the current year.

Scenario 1.

You request an RMD withdrawal in the amount of $2,000 on January 15th. No contingent deferred sales charge will be imposed, even though the RMD amount exceeds your Free Withdrawal Amount. On February 1st you request another withdrawal in the amount of $1,000. This withdrawal will be subject to contingent deferred sales charges, since RMD withdrawal on January 15th had reduced the remaining Free Withdrawal Amount to zero.

Scenario 2.

You request a withdrawal in the amount of $1,000 on January 15th. No contingent deferred sales charge will be imposed, since this amount is equal to the Free Withdrawal Amount. On February 1st you request an RMD withdrawal in the amount of $2,000. A portion of this withdrawal ($1,000) will be subject to contingent deferred sales charge, since in any given Contract Year you are entitled to receive, free of contingent deferred sales charge, the entire RMD amount or the entire Free Withdrawal Amount, whichever is greater, but not both.

A-5

APPENDIX B

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account for which Accumulation Units were outstanding on December 31, 2012. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.775	$9.936	$10.000
Accumulation Unit Value, end of period	$9.615	$9.775	$9.936
Number of Accumulation Units outstanding, end of period	260,098	109,355	1,676

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.974	$9.918	$10.000
Accumulation Unit Value, end of period	$9.871	$9.974	$9.918
Number of Accumulation Units outstanding, end of period	399,172	128,565	3,615

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.689	$9.867	$10.000
Accumulation Unit Value, end of period	$10.852	$10.689	$9.867
Number of Accumulation Units outstanding, end of period	1,701,943	525,815	23,619

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.653	$10.507	$10.000
Accumulation Unit Value, end of period	$12.004	$10.653	$10.507
Number of Accumulation Units outstanding, end of period	453,629	147,332	5,338

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.108	$10.960	$10.000
Accumulation Unit Value, end of period	$12.536	$11.108	$10.960
Number of Accumulation Units outstanding, end of period	8,595,777	3,323,243	153,119

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.086	$10.677	$10.000
Accumulation Unit Value, end of period	$12.052	$11.086	$10.677
Number of Accumulation Units outstanding, end of period	209,751	57,228	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.203	$11.569	$10.000
Accumulation Unit Value, end of period	$13.086	$11.203	$11.569
Number of Accumulation Units outstanding, end of period	215,043	88,786	5,010

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.486	$11.434	$10.000
Accumulation Unit Value, end of period	$11.372	$10.486	$11.434
Number of Accumulation Units outstanding, end of period	72,191	35,768	4,374

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.952	$11.721	$10.000
Accumulation Unit Value, end of period	$12.512	$10.952	$11.721
Number of Accumulation Units outstanding, end of period	40,064	22,169	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.643	$11.320	$10.000
Accumulation Unit Value, end of period	$11.853	$10.643	$11.320
Number of Accumulation Units outstanding, end of period	135,290	93,346	3,180

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.378	$11.012	$10.000
Accumulation Unit Value, end of period	$11.799	$10.378	$11.012
Number of Accumulation Units outstanding, end of period	111,188	64,018	883

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.244	$11.233	$10.000
Accumulation Unit Value, end of period	$12.794	$11.244	$11.233
Number of Accumulation Units outstanding, end of period	253,594	84,415	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.168	$12.310	$10.000
Accumulation Unit Value, end of period	$11.653	$11.168	$12.310
Number of Accumulation Units outstanding, end of period	118,508	56,978	1,035

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.768	$11.680	$10.000
Accumulation Unit Value, end of period	$12.198	$10.768	$11.680
Number of Accumulation Units outstanding, end of period	148,284	62,991	2,675

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MID CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.186	$11.789	$10.000
Accumulation Unit Value, end of period	$12.594	$11.186	$11.789
Number of Accumulation Units outstanding, end of period	105,463	47,239	316

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.191	$11.940	$10.000
Accumulation Unit Value, end of period	$12.697	$11.191	$11.940
Number of Accumulation Units outstanding, end of period	92,755	45,271	2,652

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.720	$11.740	$10.000
Accumulation Unit Value, end of period	$12.543	$10.720	$11.740
Number of Accumulation Units outstanding, end of period	248,855	77,665	2,452

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.130	$11.586	$10.000
Accumulation Unit Value, end of period	$10.535	$10.130	$11.586
Number of Accumulation Units outstanding, end of period	78,462	43,400	1,667

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.735	$11.827	$10.000
Accumulation Unit Value, end of period	$13.408	$11.735	$11.827
Number of Accumulation Units outstanding, end of period	213,869	90,992	7,219

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.338	$12.071	$10.000
Accumulation Unit Value, end of period	$12.881	$11.338	$12.071
Number of Accumulation Units outstanding, end of period	126,680	39,590	0

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.359	$10.888	$10.000
Accumulation Unit Value, end of period	$10.877	$9.359	$10.888
Number of Accumulation Units outstanding, end of period	161,155	51,189	546

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.804	$10.884	$10.000
Accumulation Unit Value, end of period	$12.865	$10.804	$10.884
Number of Accumulation Units outstanding, end of period	361,694	172,606	14,495

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$9.183	$11.446	$10.000
Accumulation Unit Value, end of period	$10.803	$9.183	$11.446
Number of Accumulation Units outstanding, end of period	541,537	157,467	8,113

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$11.298	$10.730	$10.000
Accumulation Unit Value, end of period	$12.891	$11.298	$10.730
Number of Accumulation Units outstanding, end of period	353,474	102,632	3,136

(a)	Penn Series REIT Fund prior to May 1, 2011.

(b)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.657	$11.245	$10.000
Accumulation Unit Value, end of period	$12.105	$10.657	$11.245
Number of Accumulation Units outstanding, end of period	569,400	95,744	3,563

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.672	$11.047	$10.000
Accumulation Unit Value, end of period	$11.927	$10.672	$11.047
Number of Accumulation Units outstanding, end of period	1,641,398	967,111	27,872

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.662	$10.769	$10.000
Accumulation Unit Value, end of period	$11.633	$10.662	$10.769
Number of Accumulation Units outstanding, end of period	2,419,057	991,162	100,012

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.585	$10.476	$10.000
Accumulation Unit Value, end of period	$11.275	$10.585	$10.476
Number of Accumulation Units outstanding, end of period	632,415	341,680	687

(a)	For the period September 10, 2010 (date Subaccount was established) through December 31, 2010.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010(a)
Accumulation Unit Value, beginning of period	$10.419	$10.193	$10.000
Accumulation Unit Value, end of period	$10.810	$10.419	$10.193
Number of Accumulation Units outstanding, end of period	424,570	211,842	12,019

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Inflation Protector Variable Annuity is issued by The Penn Mutual Life Insurance Company on Policy form LVA-10(NY) and GMWB-10(NY).

© 2013 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6086 05/13

STATEMENT OF ADDITIONAL INFORMATION — MAY 1, 2013

INFLATION PROTECTOR VARIABLE ANNUITY

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

Individual Variable and Fixed Deferred Annuity with Flexible Purchase Payments Contract

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2013, for the Individual Variable and Fixed Deferred Annuity with Flexible Purchase Payments contract (the “Contract”). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account” in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.

B-1

VARIABLE SUBACCOUNT INFORMATION

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period.

plus

The per share amount of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period.

plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period.

plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.65% of the daily net asset value of the Subaccount.

VALUATION PERIOD

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

TRANSACTION VALUATION

Your assets in the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit value computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

B-2

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of The Penn Mutual Life Insurance Company (“Penn Mutual”), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2012, the Company paid to HTK underwriting commissions of approximately $230,337.

The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

Penn Mutual is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of the Penn Mutual Variable Annuity Account III of the Company as of December 31, 2012 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Bingham McCutchen LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 2020 K Street NW, Washington, D.C. 20006.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the Separate Account appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

B-3

The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2012

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia PA 19103-7045 T: (267) 330 3000 F: (267) 330 3300 www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and Contract Owners of Penn Mutual Variable Annuity Account III

of The Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Annuity Account III of The Penn Mutual Life Insurance Company at December 31, 2012, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Penn Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying funds’ transfer agents at December 31, 2012, provide a reasonable basis for our opinion.

April 4, 2013

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund
Assets:
Investments at fair value	$4,337,993,130	$85,720,436	$110,312,318	$352,689,544
Dividends receivable	702	702	—	—
Receivable for securities sold	4,657,313	171,900	—	—

Liabilities:
Payable for securities purchased	5,124,234	—	396,801	723,413

Total Net Assets	$4,337,526,911	$85,893,038	$109,915,517	$351,966,131

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies		$43,781,994	$40,718,208	$139,302,517
Diversifier II/Optimizer/Retirement Planner VA Policies		4,995,202	3,028,247	15,407,302
Inflation Protector Variable Annuity Policies		2,500,921	3,940,142	18,469,446
Olympia XT Advisor Policies		—	—	—
Penn Freedom Advisor Policies		—	—	—
Pennant Select Policies		11,624,740	16,401,445	50,147,971
PennFreedom Policies		19,776,800	41,647,800	112,506,167
Smart Foundation Flex		428,705	3,362,710	5,158,425
Smart Foundation Plus		441,385	407,221	7,857,738
Smart Foundation VA		2,343,291	409,744	3,116,565

Total Net Assets		$85,893,038	$109,915,517	$351,966,131

Accumulation of Unit Values:
Commander/Enhanced Credit VA		$11.54	$13.75	$18.08

Diversifier II/Optimizer/Retirement Planner VA		$23.68	$17.28	$40.66

Inflation Protector Variable Annuity		$9.62	$9.87	$10.85

Olympia XT Advisor		$—	$—	$—

Penn Freedom Advisor		$—	$—	$—

Pennant Select		$11.52	$13.85	$18.21

PennFreedom		$10.28	$12.13	$15.18

Smart Foundation Flex		$9.84	$9.90	$10.18

Smart Foundation Plus		$9.84	$9.90	$10.18

Smart Foundation VA		$9.86	$9.92	$10.20

Cost of Investments	$3,648,941,604	$85,893,038	$107,502,633	$314,951,431

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund
Assets:
Investments at fair value	$122,393,443	$1,686,810,913	$49,137,560	$115,396,351
Dividends receivable	—	—	—	—
Receivable for securities sold	212,742	—	—	—

Liabilities:
Payable for securities purchased	—	386,619	131,328	572,500

Total Net Assets	$122,606,185	$1,686,424,294	$49,006,232	$114,823,851

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$48,765,795	$634,332,929	$14,008,631	$43,971,889
Diversifier II/Optimizer/Retirement Planner VA Policies	11,853,872	162,654,468	9,579,866	20,227,451
Inflation Protector Variable Annuity Policies	5,445,551	107,753,417	2,527,967	2,813,997
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	18,738,198	217,387,924	7,490,731	16,125,891
PennFreedom Policies	32,274,148	489,569,308	13,189,731	26,518,961
Smart Foundation Flex	1,778,684	41,716,682	894,042	2,362,279
Smart Foundation Plus	1,712,262	21,248,747	603,142	1,588,120
Smart Foundation VA	2,037,675	11,760,819	712,122	1,215,263

Total Net Assets	$122,606,185	$1,686,424,294	$49,006,232	$114,823,851

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$21.88	$30.94	$12.34	$7.41

Diversifier II/Optimizer/Retirement Planner VA	$77.56	$186.64	$12.42	$101.54

Inflation Protector Variable Annuity	$12.00	$12.54	$12.05	$13.09

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$22.03	$31.16	$12.37	$7.47

PennFreedom	$20.93	$22.33	$12.31	$10.55

Smart Foundation Flex	$11.17	$11.16	$10.77	$11.47

Smart Foundation Plus	$11.18	$11.16	$10.78	$11.48

Smart Foundation VA	$11.20	$11.18	$10.80	$11.50

Cost of Investments	$98,197,929	$1,368,285,503	$39,895,088	$88,854,314

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund
Assets:
Investments at fair value	$23,041,091	$48,461,669	$89,674,927	$72,116,988
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	358,537	158,962	55,007	343,004

Total Net Assets	$22,682,554	$48,302,707	$89,619,920	$71,773,984

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$8,592,044	$12,025,831	$28,367,479	$25,628,646
Diversifier II/Optimizer/Retirement Planner VA Policies	1,145,398	20,416,293	28,592,592	12,548,849
Inflation Protector Variable Annuity Policies	820,929	501,282	1,603,657	1,311,885
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	2,717,191	7,032,611	11,606,214	10,895,863
PennFreedom Policies	8,758,605	7,828,576	17,214,443	19,851,701
Smart Foundation Flex	405,406	257,906	967,932	1,060,339
Smart Foundation Plus	114,417	147,510	587,184	190,355
Smart Foundation VA	128,564	92,698	680,419	286,346

Total Net Assets	$22,682,554	$48,302,707	$89,619,920	$71,773,984

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$9.74	$10.18	$12.82	$9.80

Diversifier II/Optimizer/Retirement Planner VA	$9.89	$10.25	$53.70	$9.86

Inflation Protector Variable Annuity	$11.37	$12.51	$11.85	$11.80

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$9.79	$10.20	$12.91	$9.82

PennFreedom	$9.68	$10.16	$12.24	$9.78

Smart Foundation Flex	$10.62	$11.19	$10.94	$11.17

Smart Foundation Plus	$10.62	$11.19	$10.94	$11.18

Smart Foundation VA	$10.64	$11.21	$10.96	$11.20

Cost of Investments	$20,074,504	$40,818,305	$84,583,154	$61,520,024

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Assets:
Investments at fair value	$139,959,419	$61,861,014	$75,260,450	$31,834,253
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	150,789

Liabilities:
Payable for securities purchased	884,679	486,473	8,816	—

Total Net Assets	$139,074,740	$61,374,541	$75,251,634	$31,985,042

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$50,129,606	$22,349,372	$33,136,010	$12,783,712
Diversifier II/Optimizer/Retirement Planner VA Policies	16,299,182	7,205,750	10,858,696	1,830,486
Inflation Protector Variable Annuity Policies	3,244,350	1,380,937	1,808,762	1,328,253
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	20,404,680	8,461,612	12,039,253	5,143,216
PennFreedom Policies	43,587,282	20,497,360	15,101,070	9,957,465
Smart Foundation Flex	4,122,607	885,600	1,392,337	539,976
Smart Foundation Plus	448,950	369,687	571,131	180,873
Smart Foundation VA	838,083	224,223	344,375	221,061

Total Net Assets	$139,074,740	$61,374,541	$75,251,634	$31,985,042

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.06	$8.32	$21.71	$15.00

Diversifier II/Optimizer/Retirement Planner VA	$18.95	$18.17	$28.29	$15.24

Inflation Protector Variable Annuity	$12.79	$11.65	$12.20	$12.59

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$12.15	$8.38	$21.86	$15.08

PennFreedom	$13.09	$13.42	$18.18	$14.92

Smart Foundation Flex	$11.19	$10.21	$11.19	$11.03

Smart Foundation Plus	$11.19	$10.21	$11.19	$11.03

Smart Foundation VA	$11.22	$10.23	$11.22	$11.06

Cost of Investments	$110,824,053	$56,232,669	$59,725,556	$25,067,232

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets:
Investments at fair value	$17,191,619	$18,146,678	$45,623,330	$111,315,870
Dividends receivable	—	—	—	—
Receivable for securities sold	—	180,048	—	172,634

Liabilities:
Payable for securities purchased	39,683	—	388,085	—

Total Net Assets	$17,151,936	$18,326,726	$45,235,245	$111,488,504

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$4,732,457	$5,116,120	$20,776,164	$49,932,394
Diversifier II/Optimizer/Retirement Planner VA Policies	544,711	750,461	8,730,997	14,771,542
Inflation Protector Variable Annuity Policies	1,177,743	3,121,376	826,569	2,867,658
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	2,049,019	1,924,412	5,857,907	14,853,715
PennFreedom Policies	7,369,101	6,363,747	7,993,975	26,235,390
Smart Foundation Flex	765,588	509,136	390,467	1,347,385
Smart Foundation Plus	207,821	211,750	373,935	838,052
Smart Foundation VA	305,496	329,724	285,231	642,368

Total Net Assets	$17,151,936	$18,326,726	$45,235,245	$111,488,504

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.94	$13.12	$13.34	$28.55

Diversifier II/Optimizer/Retirement Planner VA	$13.02	$13.20	$24.98	$41.91

Inflation Protector Variable Annuity	$12.70	$12.54	$10.53	$13.41

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$12.96	$13.15	$13.43	$28.75

PennFreedom	$12.91	$13.09	$8.16	$22.24

Smart Foundation Flex	$11.25	$11.54	$10.17	$11.30

Smart Foundation Plus	$11.25	$11.54	$10.17	$11.30

Smart Foundation VA	$11.27	$11.56	$10.19	$11.32

Cost of Investments	$15,545,787	$16,146,003	$41,632,660	$80,151,371

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund
Assets:
Investments at fair value	$23,846,770	$32,975,347	$199,099,979	$102,241,331
Dividends receivable	—	—	—	—
Receivable for securities sold	80,913	597,932	816,793	888,619

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$23,927,683	$33,573,279	$199,916,772	$103,129,950

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$5,900,712	$8,951,305	$82,754,677	$34,608,784
Diversifier II/Optimizer/Retirement Planner VA Policies	423,869	516,739	28,283,075	6,805,079
Inflation Protector Variable Annuity Policies	1,631,718	1,752,952	4,653,351	5,850,123
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	3,539,193	4,160,707	24,299,265	13,851,815
PennFreedom Policies	10,589,897	15,779,529	55,991,448	38,567,064
Smart Foundation Flex	1,402,033	1,869,128	1,755,612	2,209,553
Smart Foundation Plus	267,667	146,312	1,201,301	518,967
Smart Foundation VA	172,594	396,607	978,043	718,565

Total Net Assets	$23,927,683	$33,573,279	$199,916,772	$103,129,950

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$11.57	$9.59	$18.91	$10.89

Diversifier II/Optimizer/Retirement Planner VA	$11.64	$9.65	$42.03	$10.96

Inflation Protector Variable Annuity	$12.88	$10.88	$12.87	$10.80

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$11.59	$9.61	$19.05	$10.92

PennFreedom	$11.54	$9.57	$24.09	$10.87

Smart Foundation Flex	$11.24	$11.63	$11.93	$11.72

Smart Foundation Plus	$11.24	$11.63	$11.94	$11.73

Smart Foundation VA	$11.26	$11.65	$11.96	$11.75

Cost of Investments	$21,109,032	$30,518,221	$167,535,987	$90,962,966

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund
Assets:
Investments at fair value	$69,155,708	$39,927,135	$169,805,223	$282,116,857
Dividends receivable	—	—	—	—
Receivable for securities sold	334,707	—	536,880	—

Liabilities:
Payable for securities purchased	—	149,665	—	40,662

Total Net Assets	$69,490,415	$39,777,470	$170,342,103	$282,076,195

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$27,416,707	$13,797,165	$70,855,352	$78,813,425
Diversifier II/Optimizer/Retirement Planner VA Policies	3,816,003	390,000	1,109,539	3,432,485
Inflation Protector Variable Annuity Policies	4,556,728	6,892,746	19,577,707	28,140,354
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	9,237,194	4,340,549	24,383,098	58,973,830
PennFreedom Policies	21,101,160	11,369,921	45,038,144	91,907,387
Smart Foundation Flex	1,424,854	741,407	4,530,480	12,041,185
Smart Foundation Plus	652,462	708,354	2,603,712	4,512,808
Smart Foundation VA	1,285,307	1,537,328	2,244,071	4,254,721

Total Net Assets	$69,490,415	$39,777,470	$170,342,103	$282,076,195

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$21.40	$11.05	$11.92	$11.55

Diversifier II/Optimizer/Retirement Planner VA	$21.75	$11.12	$12.00	$11.62

Inflation Protector Variable Annuity	$12.89	$12.11	$11.93	$11.63

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$21.52	$11.08	$11.95	$11.57

PennFreedom	$21.29	$11.03	$11.90	$11.52

Smart Foundation Flex	$11.46	$11.25	$11.09	$10.84

Smart Foundation Plus	$11.47	$11.26	$11.09	$10.85

Smart Foundation VA	$11.49	$11.28	$11.12	$10.87

Cost of Investments	$49,954,477	$34,335,033	$147,875,440	$242,124,028

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	V.I. Capital Appreciation Fund†	High Income Bond Fund II
Assets:
Investments at fair value	$92,780,579	$68,683,790	$—	$94,327
Dividends receivable	—	—	—	—
Receivable for securities sold	97,973	415,335	—	12

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$92,878,552	$69,099,125	$—	$94,339

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$29,255,114	$22,455,858	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	2,012,521	441,087	—	—
Inflation Protector Variable Annuity Policies	7,130,746	4,589,655	—	—
Olympia XT Advisor Policies	—	—	—	7,855
Penn Freedom Advisor Policies	—	—	—	86,484
Pennant Select Policies	18,678,000	14,018,605	—	—
PennFreedom Policies	32,299,218	25,252,712	—	—
Smart Foundation Flex	1,625,442	1,008,443	—	—
Smart Foundation Plus	398,606	444,300	—	—
Smart Foundation VA	1,478,905	888,465	—	—

Total Net Assets	$92,878,552	$69,099,125	$—	$94,339

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$11.50	$11.40	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$11.58	$11.48	$—	$—

Inflation Protector Variable Annuity	$11.28	$10.81	$—	$—

Olympia XT Advisor	$—	$—	$—	$20.84

Penn Freedom Advisor	$—	$—	$—	$20.41

Pennant Select	$11.53	$11.43	$—	$—

PennFreedom	$11.48	$11.38	$—	$—

Smart Foundation Flex	$10.61	$10.35	$—	$—

Smart Foundation Plus	$10.61	$10.36	$—	$—

Smart Foundation VA	$10.63	$10.38	$—	$—

Cost of Investments	$83,350,854	$64,884,575	$—	$86,379

†	V.I. Capital Appreciation Fund held no assets at December 31, 2012 in Account III. The Fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Financial Services Fund††	Health Care Fund†††	Russell 2000 1.5x Strategy Fund	Nova Fund
Assets:
Investments at fair value	$—	$—	$96,105	$84,130
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	11	9

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$96,116	$84,139

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Inflation Protector Variable Annuity Policies	—	—	—	—
Olympia XT Advisor Policies	—	—	82,773	84,139
Penn Freedom Advisor Policies	—	—	13,343	—
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$—	$—	$96,116	$84,139

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$7.62	$15.41	$12.38	$10.85

Penn Freedom Advisor	$7.46	$15.09	$12.12	$10.62

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Cost of Investments	$—	$—	$84,480	$83,652

††	Financial Services Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
†††	Health Care Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	NASDAQ-100 Fund	Technology Fund††††	Inverse S&P 500 Strategy Fund†††††	Government Long Bond 1.2x Strategy Fund††††††
Assets:
Investments at fair value	$104,216	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	12	—	—	—

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$104,228	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Inflation Protector Variable Annuity Policies	—	—	—	—
Olympia XT Advisor Policies	104,228	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$104,228	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$16.72	$12.43	$4.03	$20.44

Penn Freedom Advisor	$16.37	$12.17	$3.94	$20.01

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Cost of Investments	$104,690	$—	$—	$—

††††	Technology Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
†††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	U.S. Government Money Market Fund	Utilites Fund†††††††	Equity Income Portfolio II	International Stock Portfolio
Assets:
Investments at fair value	$7,043	$—	$18,954	$7,763
Dividends receivable	—	—	—	—
Receivable for securities sold	1	—	2	1

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$7,044	$—	$18,956	$7,764

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Inflation Protector Variable Annuity Policies	—	—	—	—
Olympia XT Advisor Policies	—	—	18,956	7,764
Penn Freedom Advisor Policies	7,044	—	—	—
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$7,044	$—	$18,956	$7,764

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$9.65	$13.77	$13.67	$14.92

Penn Freedom Advisor	$9.45	$13.48	$13.57	$14.61

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Cost of Investments	$7,044	$—	$15,868	$7,624

†††††††	Utilities Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund
Net Investment Income (Loss):
Dividends	$22,519	$8,810	$—	$—

Expense:
Mortality and expense risk and administration charges	50,812,453	1,114,060	1,288,645	4,020,361

Net investment income (loss)	(50,789,934)	(1,105,250)	(1,288,645)	(4,020,361)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	45,685,296	—	1,450,149	6,619,139
Realized gains distributions	33,576	—	—	—

Net realized gain (loss) from investment transactions	45,718,872	—	1,450,149	6,619,139
Net change in unrealized gain (loss) of investments	424,751,553	—	(847,084)	3,250,656

Net realized and unrealized gain (loss) on investments	470,470,425	—	603,065	9,869,795

Net increase (decrease) in net assets resulting from operations	$419,680,491	$(1,105,250)	$(685,580)	$5,849,434

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	1,381,757	19,628,422	590,593	1,371,481

Net investment income (loss)	(1,381,757)	(19,628,422)	(590,593)	(1,371,481)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	4,419,822	7,386,940	1,445,531	2,082,301
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	4,419,822	7,386,940	1,445,531	2,082,301
Net change in unrealized gain (loss) of investments	10,250,653	199,484,935	3,127,398	16,075,602

Net realized and unrealized gain (loss) on investments	14,670,475	206,871,875	4,572,929	18,157,903

Net increase (decrease) in net assets resulting from operations	$13,288,718	$187,243,453	$3,982,336	$16,786,422

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	297,834	625,906	1,128,370	876,810

Net investment income (loss)	(297,834)	(625,906)	(1,128,370)	(876,810)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	689,295	921,023	(2,199,680)	(201,692)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	689,295	921,023	(2,199,680)	(201,692)
Net change in unrealized gain (loss) of investments	1,538,302	6,468,224	13,275,926	10,234,568

Net realized and unrealized gain (loss) on investments	2,227,597	7,389,247	11,076,246	10,032,876

Net increase (decrease) in net assets resulting from operations	$1,929,763	$6,763,341	$9,947,876	$9,156,066

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	1,571,112	789,082	893,913	393,261

Net investment income (loss)	(1,571,112)	(789,082)	(893,913)	(393,261)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,008,467	923,788	185,929	(312,793)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	1,008,467	923,788	185,929	(312,793)
Net change in unrealized gain (loss) of investments	16,270,667	2,570,055	9,760,862	4,473,137

Net realized and unrealized gain (loss) on investments	17,279,134	3,493,843	9,946,791	4,160,344

Net increase (decrease) in net assets resulting from operations	$15,708,022	$2,704,761	$9,052,878	$3,767,083

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	184,174	201,058	580,130	1,334,914

Net investment income (loss)	(184,174)	(201,058)	(580,130)	(1,334,914)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	669,670	466,495	497,552	494,591
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	669,670	466,495	497,552	494,591
Net change in unrealized gain (loss) of investments	1,076,429	2,263,599	2,039,025	15,167,151

Net realized and unrealized gain (loss) on investments	1,746,099	2,730,094	2,536,577	15,661,742

Net increase (decrease) in net assets resulting from operations	$1,561,925	$2,529,036	$1,956,447	$14,326,828

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	247,665	365,332	2,387,872	1,185,772

Net investment income (loss)	(247,665)	(365,332)	(2,387,872)	(1,185,772)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	654,415	243,446	(6,330,261)	3,476,318
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	654,415	243,446	(6,330,261)	3,476,318
Net change in unrealized gain (loss) of investments	2,035,428	4,649,626	42,253,384	12,979,193

Net realized and unrealized gain (loss) on investments	2,689,843	4,893,072	35,923,123	16,455,511

Net increase (decrease) in net assets resulting from operations	$2,442,178	$4,527,740	$33,535,251	$15,269,739

The accompanying notes are an integral part of these financial statements.

17

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	781,808	430,689	1,905,960	3,214,587

Net investment income (loss)	(781,808)	(430,689)	(1,905,960)	(3,214,587)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	2,504,894	1,260,128	4,587,746	6,292,377
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	2,504,894	1,260,128	4,587,746	6,292,377
Net change in unrealized gain (loss) of investments	6,110,080	3,435,005	13,449,379	19,054,676

Net realized and unrealized gain (loss) on investments	8,614,974	4,695,133	18,037,125	25,347,053

Net increase (decrease) in net assets resulting from operations	$7,833,166	$4,264,444	$16,131,165	$22,132,466

The accompanying notes are an integral part of these financial statements.

18

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	V.I. Capital Appreciation Fund†	High Income Bond Fund II
Net Investment Income (Loss):
Dividends	$—	$—	$—	$12,862

Expense:
Mortality and expense risk and administration charges	1,168,393	844,812	—	2,110

Net investment income (loss)	(1,168,393)	(844,812)	—	10,752

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,905,085	2,523,774	—	6,703
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	3,905,085	2,523,774	—	6,703
Net change in unrealized gain (loss) of investments	3,212,273	1,084,478	—	2,264

Net realized and unrealized gain (loss) on investments	7,117,358	3,608,252	—	8,967

Net increase (decrease) in net assets resulting from operations	$5,948,965	$2,763,440	$—	$19,719

†	V.I. Capital Appreciation Fund held no assets at December 31, 2012 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

19

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Financial Services Fund††	Health Care Fund†††	Russell 2000 1.5x Strategy Fund	Nova Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	—	—	258	271

Net investment income (loss)	—	—	(258)	(271)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	130	3,788
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	130	3,788
Net change in unrealized gain (loss) of investments	—	—	6,529	(672)

Net realized and unrealized gain (loss) on investments	—	—	6,659	3,116

Net increase (decrease) in net assets resulting from operations	$—	$—	$6,401	$2,845

††	Financial Services Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
†††	Health Care Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

20

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	NASDAQ-100 Fund	Technology Fund††††	Inverse S&P 500 Strategy Fund†††††	Government Long Bond 1.2x Strategy Fund††††††
Net Investment Income (Loss):
Dividends	$—	$—	$—	$229

Expense:
Mortality and expense risk and administration charges	1,895	—	6	327

Net investment income (loss)	(1,895)	—	(6)	(98)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	31,909	—	(846)	(26,269)
Realized gains distributions	—	—	—	33,576

Net realized gain (loss) from investment transactions	31,909	—	(846)	7,307
Net change in unrealized gain (loss) of investments	(49)	—	763	(2,521)

Net realized and unrealized gain (loss) on investments	31,860	—	(83)	4,786

Net increase (decrease) in net assets resulting from operations	$29,965	$—	$(89)	$4,688

††††	Technology Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

21

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	U.S. Government Money Market Fund	Utilites Fund†††††††	Equity Income Portfolio II	International Stock Portfolio
Net Investment Income (Loss):
Dividends	$2	$—	$514	$102

Expense:
Mortality and expense risk and administration charges	2,288	—	384	141

Net investment income (loss)	(2,286)	—	130	(39)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	5,851	(419)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	5,851	(419)
Net change in unrealized gain (loss) of investments	—	—	(642)	2,254

Net realized and unrealized gain (loss) on investments	—	—	5,209	1,835

Net increase (decrease) in net assets resulting from operations	$(2,286)	$—	$5,339	$1,796

†††††††	Utilities Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

22

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	Total		Money Market Fund		Limited Maturity Bond Fund
	2012	2011	2,012	2011	2012	2011
Operations:
Net investment income (loss)	$(50,789,934)	$(44,563,268)	$(1,105,250)	$(1,176,560)	$(1,288,645)	$(1,091,271)
Net realized gains (losses) from investment transactions	45,718,872	23,503,219	—	—	1,450,149	1,312,024
Net change in unrealized gain (loss) of investments	424,751,553	5,003,568	—	—	(847,084)	565,517

Net increase (decrease) in net assets resulting from operations	419,680,491	(16,056,481)	(1,105,250)	(1,176,560)	(685,580)	786,270

Variable Annuity Activities:
Purchase payments	527,951,980	414,008,979	10,586,834	21,700,379	13,565,732	8,035,651
Surrender benefits	(276,598,167)	(257,136,080)	(21,665,433)	(28,761,976)	(6,544,317)	(7,018,153)
Net transfers	136,123,227	103,452,290	1,496,226	24,233,690	11,369,922	10,422,401
Payments for supplementary contracts without life contingency	(4,270)	(4,163)	—	—	—	—
Payments for supplementary contracts with life contingency	(88,730)	(91,889)	—	—	—	—
Contract administration charges	(30,574,548)	(24,030,198)	(663,285)	(636,033)	(844,423)	(671,147)
Annuity benefits	(32,127,058)	(25,731,040)	(1,351,285)	(3,390,970)	(837,765)	(481,453)

Net increase (decrease) in net assets resulting from variable annuity activities	324,682,434	210,467,899	(11,596,943)	13,145,090	16,709,149	10,287,299

Total increase (decrease) in net assets	744,362,925	194,411,418	(12,702,193)	11,968,530	16,023,569	11,073,569
Net Assets:
Beginning of year	3,593,163,986	3,398,752,568	98,595,231	86,626,701	93,891,948	82,818,379

End of year	$4,337,526,911	$3,593,163,986	$85,893,038	$98,595,231	$109,915,517	$93,891,948

	Quality Bond Fund		High Yield Bond Fund		Flexibly Managed Fund
	2012	2011	2,012	2011	2012	2011
Operations:
Net investment income (loss)	$(4,020,361)	$(3,234,769)	$(1,381,757)	$(1,158,759)	$(19,628,422)	$(16,850,399)
Net realized gains (losses) from investment transactions	6,619,139	6,301,222	4,419,822	2,490,787	7,386,940	(4,409,963)
Net change in unrealized gain (loss) of investments	3,250,656	18,692,184	10,250,653	121,983	199,484,935	43,786,565

Net increase (decrease) in net assets resulting from operations	5,849,434	21,758,637	13,288,718	1,454,011	187,243,453	22,526,203

Variable Annuity Activities:
Purchase payments	42,791,774	23,028,104	15,821,996	9,729,993	209,157,821	159,742,617
Surrender benefits	(24,289,568)	(18,126,516)	(10,131,543)	(8,113,325)	(100,520,044)	(90,780,380)
Net transfers	47,410,621	18,262,634	9,994,228	8,703,465	49,912,878	13,369,907
Payments for supplementary contracts without life contingency	(330)	(327)	(419)	(411)	(1,480)	(1,428)
Payments for supplementary contracts with life contingency	(961)	(1,418)	(2,031)	(1,959)	(28,430)	(30,377)
Contract administration charges	(2,382,637)	(1,742,146)	(761,676)	(548,308)	(11,145,668)	(8,483,645)
Annuity benefits	(3,982,786)	(1,630,025)	(799,857)	(1,821,265)	(13,042,466)	(9,351,339)

Net increase (decrease) in net assets resulting from variable annuity activities	59,546,113	19,790,306	14,120,698	7,948,190	134,332,611	64,465,355

Total increase (decrease) in net assets	65,395,547	41,548,943	27,409,416	9,402,201	321,576,064	86,991,558
Net Assets:
Beginning of year	286,570,584	245,021,641	95,196,769	85,794,568	1,364,848,230	1,277,856,672

End of year	$351,966,131	$286,570,584	$122,606,185	$95,196,769	$1,686,424,294	$1,364,848,230

The accompanying notes are an integral part of these financial statements.

23

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Balanced Fund		Large Growth Stock Fund		Large Cap Growth Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(590,593)	$(519,855)	$(1,371,481)	$(1,248,279)	$(297,834)	$(287,071)
Net realized gains (losses) from investment transactions	1,445,531	597,612	2,082,301	(226,828)	689,295	(330,522)
Net change in unrealized gain (loss) of investments	3,127,398	1,612,196	16,075,602	(1,432,086)	1,538,302	(1,297,818)

Net increase (decrease) in net assets resulting from operations	3,982,336	1,689,953	16,786,422	(2,907,193)	1,929,763	(1,915,411)

Variable Annuity Activities:
Purchase payments	4,749,182	4,063,092	12,201,220	8,959,006	1,945,004	2,707,137
Surrender benefits	(4,228,913)	(3,903,952)	(6,632,167)	(6,616,876)	(1,384,178)	(1,722,818)
Net transfers	2,505,757	759,292	(2,878,095)	2,710,218	(1,028,660)	906,490
Payments for supplementary contracts without life contingency	—	—	(757)	(715)	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(369,738)	(290,816)	(739,436)	(618,936)	(197,297)	(172,574)
Annuity benefits	(195,015)	(501,059)	(682,142)	(567,420)	(194,510)	(130,025)

Net increase (decrease) in net assets resulting from variable annuity activities	2,461,273	126,557	1,268,623	3,865,277	(859,641)	1,588,210

Total increase (decrease) in net assets	6,443,609	1,816,510	18,055,045	958,084	1,070,122	(327,201)
Net Assets:
Beginning of year	42,562,623	40,746,113	96,768,806	95,810,722	21,612,432	21,939,633

End of year	$49,006,232	$42,562,623	$114,823,851	$96,768,806	$22,682,554	$21,612,432

	Large Core Growth Fund		Large Cap Value Fund		Large Core Value Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(625,906)	$(645,599)	$(1,128,370)	$(1,149,734)	$(876,810)	$(895,828)
Net realized gains (losses) from investment transactions	921,023	20,100	(2,199,680)	(1,023,492)	(201,692)	(1,244,295)
Net change in unrealized gain (loss) of investments	6,468,224	(2,422,051)	13,275,926	(3,037,815)	10,234,568	(1,816,802)

Net increase (decrease) in net assets resulting from operations	6,763,341	(3,047,550)	9,947,876	(5,211,041)	9,156,066	(3,956,925)

Variable Annuity Activities:
Purchase payments	2,516,289	2,330,249	5,278,546	7,628,312	4,243,288	3,053,112
Surrender benefits	(4,763,571)	(5,583,466)	(6,785,249)	(7,232,623)	(5,621,826)	(5,458,965)
Net transfers	(1,678,250)	(2,164,493)	(4,620,673)	2,586,173	(767,907)	(2,702,414)
Payments for supplementary contracts without life contingency	—	—	(802)	(822)	—
Payments for supplementary contracts with life contingency	—	—	(14,273)	(14,803)	(17,002)	(17,571)
Contract administration charges	(205,844)	(193,700)	(481,909)	(426,572)	(439,969)	(411,022)
Annuity benefits	(450,533)	(148,433)	(857,011)	(938,734)	(673,247)	(528,923)

Net increase (decrease) in net assets resulting from variable annuity activities	(4,581,909)	(5,759,843)	(7,481,371)	1,600,931	(3,276,663)	(6,065,783)

Total increase (decrease) in net assets	2,181,432	(8,807,393)	2,466,505	(3,610,110)	5,879,403	(10,022,708)
Net Assets:
Beginning of year	46,121,275	54,928,668	87,153,415	90,763,525	65,894,581	75,917,289

End of year	$48,302,707	$46,121,275	$89,619,920	$87,153,415	$71,773,984	$65,894,581

The accompanying notes are an integral part of these financial statements.

24

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Index 500 Fund		Mid Cap Growth Fund		Mid Cap Value Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(1,571,112)	$(1,359,613)	$(789,082)	$(801,422)	$(893,913)	$(879,200)
Net realized gains (losses) from investment transactions	1,008,467	(140,753)	923,788	3,915,185	185,929	(899,370)
Net change in unrealized gain (loss) of investments	16,270,667	2,156,724	2,570,055	(8,945,185)	9,760,862	(3,349,231)

Net increase (decrease) in net assets resulting from operations	15,708,022	656,358	2,704,761	(5,831,422)	9,052,878	(5,127,801)

Variable Annuity Activities:
Purchase payments	15,196,490	7,475,426	5,387,004	7,138,631	6,857,449	6,612,384
Surrender benefits	(9,038,262)	(7,631,193)	(4,090,707)	(4,357,756)	(4,926,621)	(4,612,749)
Net transfers	10,494,081	3,663,274	632,870	1,070,867	(790,731)	(2,240,186)
Payments for supplementary contracts without life contingency	(482)	(460)	—	—	—	—
Payments for supplementary contracts with life contingency	—	(644)	—	—	—	—
Contract administration charges	(911,383)	(701,295)	(467,241)	(399,063)	(450,333)	(382,688)
Annuity benefits	(700,277)	(956,685)	(451,472)	(383,629)	(815,573)	(408,425)

Net increase (decrease) in net assets resulting from variable annuity activities	15,040,167	1,848,423	1,010,454	3,069,050	(125,809)	(1,031,664)

Total increase (decrease) in net assets	30,748,189	2,504,781	3,715,215	(2,762,372)	8,927,069	(6,159,465)
Net Assets:
Beginning of year	108,326,551	105,821,770	57,659,326	60,421,698	66,324,565	72,484,030

End of year	$139,074,740	$108,326,551	$61,374,541	$57,659,326	$75,251,634	$66,324,565

	Mid Core Value Fund		SMID Cap Growth Fund		SMID Cap Value Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(393,261)	$(394,198)	$(184,174)	$(134,964)	$(201,058)	$(157,472)
Net realized gains (losses) from investment transactions	(312,793)	(1,063,054)	669,670	595,454	466,495	1,045,550
Net change in unrealized gain (loss) of investments	4,473,137	121,092	1,076,429	(1,138,606)	2,263,599	(1,921,879)

Net increase (decrease) in net assets resulting from operations	3,767,083	(1,336,160)	1,561,925	(678,116)	2,529,036	(1,033,801)

Variable Annuity Activities:
Purchase payments	3,796,324	1,784,598	3,903,674	2,089,489	5,018,688	2,776,886
Surrender benefits	(2,277,798)	(2,116,216)	(584,892)	(460,180)	(673,273)	(463,862)
Net transfers	(2,064,702)	(257,123)	1,580,831	(224,505)	(1,301,068)	1,240,008
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(222,157)	(205,341)	(128,827)	(89,926)	(141,153)	(102,732)
Annuity benefits	(340,419)	(188,638)	(131,560)	(8,508)	(137,599)	(60,399)

Net increase (decrease) in net assets resulting from variable annuity activities	(1,108,752)	(982,720)	4,639,226	1,306,370	2,765,595	3,389,901

Total increase (decrease) in net assets	2,658,331	(2,318,880)	6,201,151	628,254	5,294,631	2,356,100
Net Assets:
Beginning of year	29,326,711	31,645,591	10,950,785	10,322,531	13,032,095	10,675,995

End of year	$31,985,042	$29,326,711	$17,151,936	$10,950,785	$18,326,726	$13,032,095

The accompanying notes are an integral part of these financial statements.

25

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Small Cap Growth Fund		Small Cap Value Fund		Small Cap Index Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(580,130)	$(611,776)	$(1,334,914)	$(1,226,985)	$(247,665)	$(184,978)
Net realized gains (losses) from investment transactions	497,552	689,442	494,591	(1,580,041)	654,415	904,509
Net change in unrealized gain (loss) of investments	2,039,025	(5,943,488)	15,167,151	2,739,593	2,035,428	(1,617,394)

Net increase (decrease) in net assets resulting from operations	1,956,447	(5,865,822)	14,326,828	(67,433)	2,442,178	(897,863)

Variable Annuity Activities:
Purchase payments	3,817,196	4,090,882	10,120,762	10,486,056	4,299,246	2,899,804
Surrender benefits	(2,758,114)	(3,395,343)	(7,371,463)	(7,565,072)	(774,891)	(432,034)
Net transfers	(1,309,100)	814,454	(2,807,386)	(1,728,298)	2,233,710	2,477,056
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	(23,036)	(22,349)	—	—
Contract administration charges	(229,261)	(212,421)	(662,523)	(536,289)	(201,710)	(143,256)
Annuity benefits	(286,046)	(303,643)	(1,081,555)	(687,397)	(68,358)	—

Net increase (decrease) in net assets resulting from variable annuity activities	(765,325)	993,929	(1,825,201)	(53,349)	5,487,997	4,801,570

Total increase (decrease) in net assets	1,191,122	(4,871,893)	12,501,627	(120,782)	7,930,175	3,903,707
Net Assets:
Beginning of year	44,044,123	48,916,016	98,986,877	99,107,659	15,997,508	12,093,801

End of year	$45,235,245	$44,044,123	$111,488,504	$98,986,877	$23,927,683	$15,997,508

	Developed International Index Fund		International Equity Fund		Emerging Markets Equity Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(365,332)	$(300,836)	$(2,387,872)	$(2,286,249)	$(1,185,772)	$(1,145,772)
Net realized gains (losses) from investment transactions	243,446	338,557	(6,330,261)	(8,273,982)	3,476,318	4,597,156
Net change in unrealized gain (loss) of investments	4,649,626	(3,715,143)	42,253,384	10,217,526	12,979,193	(22,696,138)

Net increase (decrease) in net assets resulting from operations	4,527,740	(3,677,422)	33,535,251	(342,705)	15,269,739	(19,244,754)

Variable Annuity Activities:
Purchase payments	5,003,818	4,212,813	12,957,631	11,717,609	13,947,359	12,697,872
Surrender benefits	(978,600)	(541,880)	(11,822,828)	(11,968,588)	(5,320,953)	(4,928,215)
Net transfers	1,656,882	2,435,589	(5,132,873)	(5,360,253)	(775,703)	(2,751,734)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(324,451)	(252,504)	(1,300,813)	(1,154,135)	(807,138)	(676,413)
Annuity benefits	(1,771)	—	(1,489,243)	(1,266,296)	(233,971)	(438,814)

Net increase (decrease) in net assets resulting from variable annuity activities	5,355,878	5,854,018	(6,788,126)	(8,031,663)	6,809,594	3,902,696

Total increase (decrease) in net assets	9,883,618	2,176,596	26,747,125	(8,374,368)	22,079,333	(15,342,058)
Net Assets:
Beginning of year	23,689,661	21,513,065	173,169,647	181,544,015	81,050,617	96,392,675

End of year	$33,573,279	$23,689,661	$199,916,772	$173,169,647	$103,129,950	$81,050,617

The accompanying notes are an integral part of these financial statements.

26

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Real Estate Securities Fund*		Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund
	2012	2011	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(781,808)	$(626,226)	$(430,689)	$(325,860)	$(1,905,960)	$(1,584,244)	$(3,214,587)	$(2,654,242)
Net realized gains (losses) from investment transactions	2,504,894	(1,104,860)	1,260,128	1,196,305	4,587,746	7,177,443	6,292,377	8,221,044
Net change in unrealized gain (loss) of investments	6,110,080	4,390,877	3,435,005	(2,194,902)	13,449,379	(10,028,404)	19,054,676	(7,496,987)

Net increase (decrease) in net assets resulting from operations	7,833,166	2,659,791	4,264,444	(1,324,457)	16,131,165	(4,435,205)	22,132,466	(1,930,185)

Variable Annuity Activities:
Purchase payments	11,390,269	6,683,453	10,465,152	5,256,177	25,203,521	26,254,517	45,751,518	31,253,759
Surrender benefits	(3,454,950)	(2,809,001)	(972,013)	(567,719)	(6,757,564)	(4,116,056)	(12,080,842)	(9,705,079)
Net transfers	2,065,231	854,050	(338,360)	892,461	11,305,169	(1,398,608)	12,681,885	5,090,362
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(2,997)	(2,768)	—	—	—	—	—	—
Contract administration charges	(476,043)	(350,392)	(364,565)	(247,067)	(1,547,387)	(1,208,359)	(2,598,720)	(2,033,042)
Annuity benefits	(217,458)	(324,288)	(153,208)	—	(1,110,112)	(190,046)	(879,395)	(128,740)

Net increase (decrease) in net assets resulting from variable annuity activities	9,304,052	4,051,054	8,637,006	5,333,852	27,093,627	19,341,448	42,874,446	24,477,260

Total increase (decrease) in net assets	17,137,218	6,710,845	12,901,450	4,009,395	43,224,792	14,906,243	65,006,912	22,547,075
Net Assets:
Beginning of year	52,353,197	45,642,352	26,876,020	22,866,625	127,117,311	112,211,068	217,069,283	194,522,208

End of year	$69,490,415	$52,353,197	$39,777,470	$26,876,020	$170,342,103	$127,117,311	$282,076,195	$217,069,283

	Moderately Conservative Allocation Fund		Conservative Allocation Fund		V.I. Capital Appreciation Fund†		High Income Bond Fund II
	2012	2011	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(1,168,393)	$(978,852)	$(844,812)	$(653,256)	$—	$(46)	$10,752	$7,767
Net realized gains (losses) from investment transactions	3,905,085	2,800,925	2,523,774	1,539,280	—	1,465	6,703	16,941
Net change in unrealized gain (loss) of investments	3,212,273	(850,398)	1,084,478	561,045	—	(326)	2,264	(19,045)

Net increase (decrease) in net assets resulting from operations	5,948,965	971,675	2,763,440	1,447,069	—	1,093	19,719	5,663

Variable Annuity Activities:
Purchase payments	14,605,690	12,197,122	7,372,503	7,403,849	—	—	—	—
Surrender benefits	(5,547,760)	(4,195,219)	(4,284,086)	(3,698,618)	—	(6,947)	(18,036)	(59,803)
Net transfers	(6,343,557)	9,088,110	2,616,850	12,704,783	—	(7,732)	(74,212)	69,364
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(892,296)	(715,831)	(615,374)	(423,017)	—	(8)	(292)	(214)
Annuity benefits	(676,299)	(809,298)	(286,125)	(86,588)	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	1,145,778	15,564,884	4,803,768	15,900,409	—	(14,687)	(92,540)	9,347

Total increase (decrease) in net assets	7,094,743	16,536,559	7,567,208	17,347,478	—	(13,594)	(72,821)	15,010
Net Assets:
Beginning of year	85,783,809	69,247,250	61,531,917	44,184,439	—	13,594	167,160	152,150

End of year	$92,878,552	$85,783,809	$69,099,125	$61,531,917	$—	$—	$94,339	$167,160

*	Prior to May 1, 2011, Real Estate Securities Fund was named REIT Fund.
†	V.I. Capital Appreciation Fund held no assets at December 31, 2012 in Account III. The Fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

27

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Financial Services Fund††		Health Care Fund†††		Russell 2000 1.5x Strategy Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$—	$—	$—	$—	$(258)	$(878)
Net realized gains (losses) from investment transactions	—	—	—	—	130	17,450
Net change in unrealized gain (loss) of investments	—	—	—	—	6,529	(13,237)

Net increase (decrease) in net assets resulting from operations	—	—	—	—	6,401	3,335

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	(152)	(22,194)
Net transfers	—	—	—	—	78,796	(81,374)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	(63)	(137)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	78,581	(103,705)

Total increase (decrease) in net assets	—	—	—	—	84,982	(100,370)
Net Assets:
Beginning of year	—	—	—	—	11,134	111,504

End of year	$—	$—	$—	$—	$96,116	$11,134

	Nova Fund		NASDAQ-100 Fund		Technology Fund††††
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(271)	$(725)	$(1,895)	$(680)	$—	$(207)
Net realized gains (losses) from investment transactions	3,788	(2,353)	31,909	17,258	—	3,187
Net change in unrealized gain (loss) of investments	(672)	(6,590)	(49)	(12,986)	—	(1,611)

Net increase (decrease) in net assets resulting from operations	2,845	(9,668)	29,965	3,592	—	1,369

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(18,563)	(19,397)	(6,635)	(27,614)	—	(22,310)
Net transfers	80,568	5,114	(78,437)	88,672	—	(24,214)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(37)	(108)	(256)	(82)	—	(25)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	61,968	(14,391)	(85,328)	60,976	—	(46,549)

Total increase (decrease) in net assets	64,813	(24,059)	(55,363)	64,568	—	(45,180)
Net Assets:
Beginning of year	19,326	43,385	159,591	95,023	—	45,180

End of year	$84,139	$19,326	$104,228	$159,591	$—	$—

††	Financial Services Fund held no assets at December 31, 2011 and 2012 in Account III. However, the fund is an investment option.
†††	Health Care Fund held no assets at December 31, 2011 and 2012 in Account III. However, the fund is an investment option.
††††	Technology Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

28

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Inverse S&P 500 Strategy Fund†††††		Government Long Bond 1.2x Strategy Fund		U.S. Government Money Market Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(6)	$(14)	$(98)	$63	$(2,286)	$(4,042)
Net realized gains (losses) from investment transactions	(846)	(15)	7,307	(1,371)	—	—
Net change in unrealized gain (loss) of investments	763	(73)	(2,521)	4,276	—	—

Net increase (decrease) in net assets resulting from operations	(89)	(102)	4,688	2,968	(2,286)	(4,042)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(764)	—	(12,624)	—	(219,225)	(66,015)
Net transfers	(22)	(1)	(4,112)	(13,274)	447	(7,751)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(5)	(6)	(74)	(67)	(474)	(725)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(791)	(7)	(16,810)	(13,341)	(219,252)	(74,491)

Total increase (decrease) in net assets	(880)	(109)	(12,122)	(10,373)	(221,538)	(78,533)
Net Assets:
Beginning of year	880	989	12,122	22,495	228,582	307,115

End of year	$—	$880	$—	$12,122	$7,044	$228,582

	Utilities Fund††††††		Equity Income Portfolio II		International Stock Portfolio
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$—	$—	$130	$75	$(39)	$(312)
Net realized gains (losses) from investment transactions	—	—	5,851	3,845	(419)	1,377
Net change in unrealized gain (loss) of investments	—	—	(642)	(4,708)	2,254	(3,107)

Net increase (decrease) in net assets resulting from operations	—	—	5,339	(788)	1,796	(2,042)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	(31,979)	(19,000)	(7,763)	(8,970)
Net transfers	—	—	118	11,468	5	(45,652)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	(65)	(88)	(25)	(68)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	(31,926)	(7,620)	(7,783)	(54,690)

Total increase (decrease) in net assets	—	—	(26,587)	(8,408)	(5,987)	(56,732)
Net Assets:
Beginning of year	—	—	45,543	53,951	13,751	70,483

End of year	$—	$—	$18,956	$45,543	$7,764	$13,751

†††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††††	Utilities Fund held no assets at December 31, 2011 and 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

29

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements — December 31, 2012

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, Inflation Protector, Smart Foundation Flex, Smart Foundation Plus and Smart Foundation VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions. Actual results could differ significantly with those estimates. The significant accounting policies of Account III are as follows:

Investments — Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

For the year ended December 31, 2012, consent dividends in Account III were:

Consent Dividends
Limited Maturity Bond Fund	$930,799
Quality Bond Fund	11,287,960
High Yield Bond Fund	7,096,737
Flexibly Managed Fund	123,128,784

30

Note 2.    Significant Accounting Policies (continued)

Consent Dividends
Balanced Fund	$841,114
Large Growth Stock Fund	33,216
Large Cap Growth Fund	15,546
Large Core Growth Fund	82,530
Large Cap Value Fund	1,195,299
Large Core Value Fund	1,142,679
Index 500 Fund	2,519,490
Mid Cap Growth Fund	2,468,267
Mid Cap Value Fund	4,647,268
Mid Core Value Fund	239,565
SMID Cap Growth Fund	79,202
SMID Cap Value Fund	1,083,629
Small Cap Value Fund	5,773,652
Small Cap Index Fund	1,123,925
Developed International Index Fund	797,088
International Equity Fund	3,546,749
Emerging Markets Equity Fund	312,474
Real Estate Securities Fund	6,076,452
Aggressive Allocation Fund	1,228,080
Moderately Aggressive Allocation Fund	4,593,729
Moderate Allocation Fund	9,950,976
Moderately Conservative Allocation Fund	3,799,827
Conservative Allocation Fund	2,593,679

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

FAIR VALUE MEASUREMENT — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assts or liabilities.

31

Note 2.    Significant Accounting Policies (continued)

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Penn Mutual’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in Account III, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2012:

	Purchases	Sales
Money Market Fund	$50,810,040	$63,524,827
Limited Maturity Bond Fund	37,162,451	21,745,567
Quality Bond Fund	92,094,527	36,579,773
High Yield Bond Fund	29,684,300	16,948,978
Flexibly Managed Fund	232,291,657	117,639,563
Balanced Fund	8,967,534	7,098,452
Large Growth Stock Fund	17,910,367	18,016,868
Large Cap Growth Fund	3,838,193	4,996,501
Large Core Growth Fund	3,653,340	8,862,837
Large Cap Value Fund	7,318,036	15,931,009
Large Core Value Fund	6,341,364	10,497,321
Index 500 Fund	29,588,168	16,123,214
Mid Cap Growth Fund	9,785,731	9,566,551
Mid Cap Value Fund	8,572,425	9,594,645
Mid Core Value Fund	4,013,389	5,516,525
SMID Cap Growth Fund	7,695,336	3,240,710
SMID Cap Value Fund	6,342,565	3,778,534
Small Cap Growth Fund	6,019,948	7,367,054
Small Cap Value Fund	11,846,710	15,010,569
Small Cap Index Fund	8,676,436	3,436,725
Developed International Index Fund	9,628,051	4,638,427
International Equity Fund	15,166,990	24,349,550
Emerging Markets Equity Fund	18,272,045	12,651,330
Real Estate Securities Fund	17,150,219	8,629,985
Aggressive Allocation Fund	12,510,671	4,305,394
Moderately Aggressive Allocation Fund	48,431,714	23,249,002
Moderate Allocation Fund	62,749,572	23,098,118
Moderately Conservative Allocation Fund	24,015,759	24,041,696
Conservative Allocation Fund	26,701,557	22,744,982
V.I. Capital Appreciation Fund	—	—
High Income Bond Fund II	—	94,657
Financial Services Fund	—	—
Health Care Fund	—	—
Russell 2000 1.5x Strategy Fund	78,796	474
Nova Fund	80,310	18,614

32

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
NASDAQ-100 Fund	$105,000	$192,229
Technology Fund	—	—
Inverse S&P 500 Strategy Fund	—	798
Government Long Bond 1.2 x Strategy Fund	131,865	149,004
U.S. Government Money Market Fund	78,215	299,765
Utilities Fund	—	—
Equity Income Portfolio II	—	32,313
International Stock Portfolio	—	7,925

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $81,387,001 and $68,613,356 from Account III for the years ended December 31, 2012 and 2011. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain product charges are reflected as a reduction in the value of the units held by the policyholder. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%
Inflation Protector Variable Annuity	1.50%	0.15%	2.50%
Smart Foundation Flex	1.50%	0.15%	2.75%
Smart Foundation Plus	1.45%	0.15%	2.75%
Smart Foundation VA	1.25%	0.15%	2.75%

Certain product charges are reflected as a redemption of units held by the policyholder. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum
Inflation Protector Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Flex	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Plus	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation VA	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.

33

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Surrender Charges
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Flex	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Plus	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Smart Foundation VA	Maximum charge of 8% of purchase payments received. Charges do not apply after 7 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2012			December 31, 2011
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Money Market Fund	11,824,490	(12,921,456)	7,463,821	8,410,209	(7,174,261)	8,560,787
Limited Maturity Bond Fund	2,563,379	(1,130,628)	8,575,064	2,069,431	(1,206,472)	7,142,313
Quality Bond Fund	5,577,362	(881,585)	21,533,421	3,921,645	(2,340,801)	16,837,645
High Yield Bond Fund	1,541,770	(417,236)	5,722,084	1,096,582	(521,051)	4,597,551
Flexibly Managed Fund	13,588,850	(695,585)	65,569,130	7,327,798	(1,609,743)	52,675,864
Balanced Fund	629,411	(388,054)	3,997,849	387,453	(373,365)	3,756,492
Large Growth Stock Fund	1,432,301	(1,324,848)	11,667,980	2,154,298	(1,482,720)	11,560,527
Large Cap Growth Fund	309,243	(404,167)	2,313,656	516,070	(358,451)	2,408,580
Large Core Growth Fund	218,928	(672,964)	4,718,207	239,475	(846,264)	5,172,242
Large Cap Value Fund	384,351	(756,830)	5,389,501	848,667	(421,607)	5,761,980
Large Core Value Fund	401,794	(770,873)	7,275,639	444,160	(1,135,778)	7,644,718
Index 500 Fund	2,072,991	(754,687)	10,763,342	1,103,961	(866,459)	9,445,038
Mid Cap Growth	657,419	(615,595)	5,882,908	1,491,958	(1,249,242)	5,841,085
Mid Cap Value Fund	431,979	(267,223)	3,645,551	467,554	(447,965)	3,480,795
Mid Core Value Fund	237,556	(279,486)	2,171,573	234,003	(284,774)	2,213,502
SMID Cap Growth Fund	561,982	(182,948)	1,343,033	331,931	(220,813)	963,998
SMID Cap Value Fund	463,611	(213,065)	1,419,281	514,406	(219,704)	1,168,734
Small Cap Growth Fund	395,391	(373,251)	3,503,870	661,486	(531,483)	3,481,729
Small Cap Value Fund	511,205	(325,632)	4,261,738	538,613	(413,357)	4,076,165
Small Cap Index Fund	697,741	(209,184)	2,059,654	693,775	(244,243)	1,571,097
Developed International Index Fund	917,909	(353,641)	3,437,294	1,041,371	(421,377)	2,873,026
International Equity Fund	647,415	(711,533)	9,339,249	720,850	(1,005,577)	9,403,367
Emerging Markets Equity Fund	1,384,952	(710,925)	9,450,596	1,716,125	(1,331,632)	8,776,569
Real Estate Securities Fund	896,860	(211,997)	3,523,145	493,289	(230,103)	2,838,281
Aggressive Allocation Fund	1,017,370	(237,201)	3,540,988	797,942	(275,916)	2,760,819
Moderately Aggressive Allocation Fund	3,700,114	(1,298,356)	14,347,637	3,324,126	(1,591,184)	11,945,878
Moderate Allocation Fund	4,806,479	(832,365)	24,530,823	4,002,926	(1,737,578)	20,556,709

34

Note 5.    Accumulation Units (continued)

	December 31, 2012			December 31, 2011
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Moderately Conservative Allocation Fund	1,844,346	(1,702,890)	8,113,565	2,413,481	(954,374)	7,972,110
Conservative Allocation Fund	2,252,633	(1,772,857)	6,104,689	2,819,311	(1,326,412)	5,624,913
V.I. Capital Appreciation Fund	—	—	—	1,153	(2,474)	—
High Income Bond Fund II	—	(4,543)	4,615	3,794	(3,283)	9,158
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Russell 2000 1.5x Strategy Fund	6,699	(16)	7,788	4,884	(13,190)	1,104
Nova Fund	7,360	(1,753)	7,755	16,307	(18,857)	2,147
NASDAQ-100 Fund	6,247	(11,005)	6,235	11,869	(7,470)	10,993
Technology Fund	—	—	—	—	(3,593)	—
Inverse S&P 500 Strategy Fund	—	(182)	—	—	(1)	182
Government Long Bond 1.2x Strategy Fund	6,462	(7,065)	—	—	(957)	602
U.S. Government Money Market Fund	8,085	(30,800)	745	37,166	(44,745)	23,460
Utilities Fund	—	—	—	—	—	—
Equity Income Portfolio II	—	(2,455)	1,387	838	(1,439)	3,842
International Stock Portfolio	—	(556)	520	—	(3,665)	1,076

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2012		December 31, 2012		For the Year ended December 31, 2012
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.77 to $23.97	7,463,821	$9.62 to $23.68	$85,893,038	0.01	1.25 to 1.65	(1.63) to (1.24)
Limited Maturity Fund	9.97 to 17.39	8,575,064	9.87 to 17.28	109,915,517	—	1.25 to 1.65	(1.04) to (0.64)
Quality Bond Fund	10.69 to 39.89	21,533,421	10.85 to 40.66	351,966,131	—	1.25 to 1.65	1.53 to 1.94
High Yield Bond Fund	10.65 to 68.56	5,722,084	12.00 to 77.56	122,606,185	—	1.25 to 1.65	12.69 to 13.14
Flexibly Managed Fund	11.11 to 164.73	65,569,130	12.54 to 186.64	1,686,424,294	—	1.25 to 1.65	12.85 to 13.30
Balanced Fund	11.09 to 11.38	3,997,849	12.05 to 12.42	49,006,232	—	1.25 to 1.65	8.71 to 9.15
Large Growth Stock Fund	6.33 to 43.47	11,667,980	7.41 to 50.98	114,823,851	—	1.25 to 1.65	16.80 to 17.27
Large Cap Growth Fund	8.91 to 10.49	2,313,656	9.68 to 11.37	22,682,554	—	1.25 to 1.65	8.45 to 8.88
Large Core Growth Fund	8.87 to 10.95	4,718,207	10.16 to 12.51	48,302,707	—	1.25 to 1.65	14.24 to 14.70
Large Cap Value Fund	10.64 to 48.03	5,389,501	11.85 to 53.70	89,619,920	—	1.25 to 1.65	11.37 to 11.82
Large Core Value Fund	8.58 to $10.38	7,275,639	9.78 to $11.80	71,773,984	—	1.25 to 1.65	13.69 to 14.14
Index 500 Fund	10.57 to 16.59	10,763,342	12.06 to 18.95	139,074,740	—	1.25 to 1.65	13.78 to 14.24
Mid Cap Growth Fund	7.96 to 17.34	5,882,908	8.32 to 18.17	61,374,541	—	1.25 to 1.65	4.34 to 4.76
Mid Cap Value Fund	10.77 to 24.87	3,645,551	12.20 to 28.29	75,251,634	—	1.25 to 1.65	13.28 to 13.74
Mid Core Value Fund	11.19 to 13.48	2,171,573	12.59 to 15.24	31,985,042	—	1.25 to 1.65	12.59 to 13.04
SMID Cap Growth Fund	11.19 to 11.43	1,343,033	12.70 to 13.02	17,151,936	—	1.25 to 1.65	13.46 to 13.92
SMID Cap Value Fund	10.72 to 11.24	1,419,281	12.54 to 13.20	18,326,726	—	1.25 to 1.65	17.00 to 17.47
Small Cap Growth Fund	7.83 to 23.93	3,503,870	8.16 to 24.98	45,235,245	—	1.25 to 1.65	3.99 to 4.41
Small Cap Value Fund	11.74 to 36.54	4,261,738	13.41 to 41.91	111,488,504	—	1.25 to 1.65	14.26 to 14.72
Small Cap Index Fund	10.14 to 11.34	2,059,654	11.54 to 12.88	23,927,683	—	1.25 to 1.65	13.61 to 14.06
Developed International Index Fund	8.22 to 9.36	3,437,294	9.57 to 10.88	33,573,279	—	1.25 to 1.65	16.22 to 16.69
International Equity Fund	10.80 to 35.15	9,339,249	12.87 to 42.03	199,916,772	—	1.25 to 1.65	19.08 to 19.56
Emerging Markets Equity Fund	9.18 to 9.28	9,450,596	10.80 to 10.96	103,129,950	—	1.25 to 1.65	17.64 to 18.12

35

Note 6.    Financial Highlights (continued)

	January 1, 2012		December 31, 2012		For the Year ended December 31, 2012
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Real Estate Securities Fund(a)	$11.30 to $18.99	3,523,145	$12.89 to $21.75	$69,490,415	—	1.25 to 1.65	14.10 to 14.56
Aggressive Allocation Fund	9.69 to 10.66	3,540,988	11.03 to 12.11	39,777,470	—	1.25 to 1.65	13.59 to 14.05
Moderately Aggressive Allocation Fund	10.62 to 10.69	14,347,637	11.90 to 12.00	170,342,103	—	1.25 to 1.65	11.77 to 12.22
Moderate Allocation Fund	10.54 to 10.66	24,530,823	11.52 to 11.63	282,076,195	—	1.25 to 1.65	9.11 to 9.54
Moderately Conservative Allocation Fund	10.58 to 10.83	8,113,565	11.28 to 11.58	92,878,552	—	1.25 to 1.65	6.53 to 6.95
Conservative Allocation Fund	10.42 to 11.02	6,104,689	10.81 to 11.48	69,099,125	—	1.25 to 1.65	3.75 to 4.17
High Income Bond Fund II	18.08 to 18.43	4,615	20.41 to 20.84	94,339	8.30	1.25 to 1.65	12.87 to 13.10
Financial Services Fund	6.18 to 6.30	—	7.46 to 7.62	—	—	1.25 to 1.65	20.73 to 20.97
Health Care Fund	13.09 to 13.34	—	15.09 to 15.41	—	—	1.25 to 1.65	15.30 to 15.53
Russell 2000 1.5x Strategy Fund	10.09 to 10.28	7,788	12.12 to 12.38	99,116	—	1.25 to 1.65	20.16 to 20.40
Nova Fund	8.83 to 9.00	7,755	10.62 to 10.85	84,139	—	1.25 to 1.65	20.30 to 20.54
NASDAQ-100 Fund	14.24 to 14.52	6,235	16.37 to 16.72	104,228	—	1.25 to 1.65	14.91 to 15.14
Technology Fund	11.05 to 11.26	—	12.17 to 12.43	—	—	1.25 to 1.65	10.20 to 10.42
Inverse S&P 500 Strategy Fund	4.83 to 4.92	—	3.94 to 4.03	—	—	1.25 to 1.65	(18.30) to (18.14)
Government Long Bond 1.2x Strategy Fund	19.74 to 20.12	—	20.01 to 20.44	—	0.88	1.25 to 1.65	1.38 to 1.58
U.S. Government Money Market Fund	9.60 to 9.79	745	9.45 to 9.65	7,044	—	1.25 to 1.65	(1.59) to (1.39)
Utilities Fund	13.54 to 13.81	—	13.48 to 13.77	—	—	1.25 to 1.65	(0.49) to (0.29)
Equity Income Portfolio II	11.79 to 11.85	1,387	13.57 to 13.67	18,956	1.68	1.25 to 1.65	15.06 to 15.29
International Stock Portfolio	12.53 to 12.78	520	14.61 to 14.92	7,764	0.90	1.25 to 1.65	16.55 to 16.79

	January 1, 2011		December 31, 2011		For the Year ended December 31, 2011
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.94 to $24.27	8,560,787	$9.77 to $23.97	$98,595,231	0.01	1.25 to 1.65	(1.62) to (1.23)
Limited Maturity Fund	9.92 to 17.22	7,142,313	9.97 to 17.39	93,891,948	—	1.25 to 1.65	0.57 to 0.97
Quality Bond Fund	9.87 to 36.68	16,837,645	10.69 to 39.89	286,570,584	—	1.25 to 1.65	8.32 to 8.76
High Yield Bond Fund	10.51 to 67.35	4,597,551	10.65 to 68.56	95,196,769	—	1.25 to 1.65	1.39 to 1.80
Flexibly Managed Fund	10.96 to 161.88	52,675,864	11.11 to 164.73	1,364,848,230	—	1.25 to 1.65	1.35 to 1.76
Balanced Fund	10.68 to 10.92	3,756,492	11.09 to 11.38	42,562,623	—	1.25 to 1.65	3.83 to 4.25
Large Growth Stock Fund	6.52 to 44.71	11,560,527	6.33 to 43.47	96,768,806	—	1.25 to 1.65	(3.16) to (2.77)
Large Cap Growth Fund	9.70 to 11.43	2,408,580	8.91 to 10.49	21,612,432	—	1.25 to 1.65	(8.29) to (7.92)
Large Core Growth Fund	9.48 to 11.72	5,172,242	8.87 to 10.95	46,121,275	—	1.25 to 1.65	(6.56) to (6.19)
Large Cap Value Fund	11.32 to 50.88	5,761,980	10.64 to 48.03	87,153,415	—	1.25 to 1.65	(5.98) to (5.61)
Large Core Value Fund	9.09 to 11.01	7,644,718	8.58 to 10.38	65,894,581	—	1.25 to 1.65	(5.75) to (5.38)
Index 500 Fund	10.54 to 16.50	9,445,038	10.57 to 16.59	108,326,551	—	1.25 to 1.65	0.10 to 0.50
Mid Cap Growth Fund	8.75 to 19.04	5,841,085	7.96 to 17.34	57,659,326	—	1.25 to 1.65	(9.28) to (8.92)
Mid Cap Value Fund	11.68 to 26.87	3,480,795	10.77 to 24.87	66,324,565	—	1.25 to 1.65	(7.81) to (7.44)
Mid Core Value Fund	11.79 to 14.15	2,213,502	11.19 to 13.48	29,326,711	—	1.25 to 1.65	(5.11) to (4.73)
SMID Cap Growth Fund	11.94 to 12.15	963,998	11.19 to 11.43	10,950,785	—	1.25 to 1.65	(6.27) to (5.90)
SMID Cap Value Fund	11.74 to 12.26	1,168,734	10.72 to 11.24	13,032,095	—	1.25 to 1.65	(8.68) to (8.32)
Small Cap Growth Fund	8.94 to 27.26	3,481,729	7.83 to 23.93	44,044,123	—	1.25 to 1.65	(12.56) to (12.21)
Small Cap Value Fund	11.83 to 36.68	4,076,165	11.74 to 36.54	98,986,877	—	1.25 to 1.65	(0.78) to (0.38)
Small Cap Index Fund	10.77 to 12.07	1,571,097	10.14 to 11.34	15,997,508	—	1.25 to 1.65	(6.07) to (5.70)
Developed International Index Fund	9.54 to 10.89	2,873,026	8.22 to 9.36	23,689,661	—	1.25 to 1.65	(14.04) to (13.70)
International Equity Fund	10.88 to 35.27	9,403,367	10.80 to 35.15	173,169,647	—	1.25 to 1.65	(0.74) to (0.34)
Emerging Markets Equity Fund	11.45 to 11.52	8,776,569	9.18 to 9.28	81,050,617	—	1.25 to 1.65	(19.78) to (19.46)
Real Estate Securities Fund(a)	10.73 to 17.96	2,838,281	11.30 to 18.99	52,353,197	—	1.25 to 1.65	5.29 to 5.71
Aggressive Allocation Fund	10.20 to 11.25	2,760,819	9.69 to 10.66	26,876,020	—	1.25 to 1.65	(5.23) to (4.85)
Moderately Aggressive Allocation Fund	10.98 to 11.05	11,945,878	10.62 to 10.69	127,117,311	—	1.25 to 1.65	(3.40) to (3.01)
Moderate Allocation Fund	10.62 to 10.77	20,556,709	10.54 to 10.66	217,069,283	—	1.25 to 1.65	(0.99) to (0.60)
Moderately Conservative Allocation Fund	10.48 to 10.67	7,972,110	10.58 to 10.83	85,783,809	—	1.25 to 1.65	1.04 to 1.45
Conservative Allocation Fund	10.19 to 10.74	5,624,913	10.42 to 11.02	61,531,917	—	1.25 to 1.65	2.23 to 2.63

36

Note 6.    Financial Highlights (continued)

	January 1, 2011		December 31, 2011		For the Year ended December 31, 2011
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
V.I. Capital Appreciation Fund	$10.12 to $10.30	—	$9.17 to $9.35	$—	0.35	1.25 to 1.65	(9.17) to (9.35)
High Income Bond Fund II	17.47 to 17.77	9,158	18.08 to 18.43	167,160	8.08	1.25 to 1.65	3.50 to 3.71
Financial Services Fund	7.38 to 7.50	—	6.18 to 6.30	—	—	1.25 to 1.65	(16.27) to (16.11)
Health Care Fund	12.70 to 12.92	—	13.09 to 13.34	—	—	1.25 to 1.65	3.03 to 3.24
Russell 2000 1.5x Strategy Fund	11.67 to 11.87	1,104	10.09 to 10.28	11,134	—	1.25 to 1.65	(13.58) to (13.40)
Nova Fund	9.08 to 9.24	2,147	8.83 to 9.00	19,326	0.01	1.25 to 1.65	(2.73) to (2.54)
NASDAQ-100 Fund	14.16 to 14.41	10,993	14.24 to 14.52	159,591	—	1.25 to 1.65	0.55 to 0.75
Technology Fund	12.36 to 12.58	—	11.05 to 11.26	—	—	1.25 to 1.65	(10.64) to (10.46)
Inverse S&P 500 Strategy Fund	5.39 to 5.49	182	4.83 to 4.92	880	—	1.25 to 1.65	(10.48) to (10.31)
Government Long Bond 1.2x Strategy Fund	14.17 to 14.42	602	19.74 to 20.12	12,122	1.87	1.25 to 1.65	39.28 to 39.56
U.S. Government Money Market Fund	9.75 to 9.92	23,460	9.60 to 9.79	228,582	—	1.25 to 1.65	(1.58) to (1.38)
Utilities Fund	11.83 to 12.04	—	13.54 to 13.81	—	—	1.25 to 1.65	14.45 to 14.68
Equity Income Portfolio II	12.10 to 12.15	3,842	11.79 to 11.85	45,543	1.42	1.25 to 1.65	(2.59) to (2.39)
International Stock Portfolio	14.61 to 14.86	1,076	12.53 to 12.78	13,751	0.56	1.25 to 1.65	(14.22) to (14.04)

	January 1, 2010		December 31, 2010		For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.73 to $24.57	7,324,838	$9.94 to $24.27	$86,626,701	0.01	1.25 to 1.60	(1.43) to (0.24)
Limited Maturity Fund	11.88 to 16.81	6,279,354	9.92 to 17.22	82,818,379	—	1.25 to 1.60	(1.47) to 2.43
Quality Bond Fund	13.15 to 35.02	15,256,801	9.87 to 36.68	245,021,641	—	1.25 to 1.60	(2.02) to 4.74
High Yield Bond Fund	16.22 to 59.73	4,022,019	10.51 to 67.35	85,794,568	—	1.25 to 1.60	(0.36) to 12.75
Flexibly Managed Fund	17.32 to 143.88	46,957,809	10.96 to 161.88	1,277,856,672	—	1.25 to 1.60	3.23 to 12.51
Balanced Fund	9.87 to 9.90	3,742,404	10.68 to 10.92	40,746,113	—	1.25 to 1.60	0.98 to 10.30
Large Growth Stock Fund	5.66 to 38.76	10,888,949	6.52 to 44.71	95,810,722	—	1.25 to 1.60	1.60 to 15.34
Large Cap Growth Fund	8.75 to 8.89	2,250,960	9.70 to 11.43	21,939,633	—	1.25 to 1.60	3.66 to 11.04
Large Core Growth Fund	8.20 to 8.22	5,779,031	9.48 to 11.72	54,928,668	—	1.25 to 1.60	3.24 to 15.81
Large Cap Value Fund	10.29 to 44.86	5,334,919	11.32 to 50.88	90,763,525	—	1.25 to 1.60	3.85 to 13.42
Large Core Value Fund	8.35 to $8.37	8,336,336	9.09 to 11.01	75,917,289	—	1.25 to 1.60	3.20 to 9.07
Index 500 Fund	9.31 to 14.56	9,207,535	10.54 to 16.50	105,821,770	—	1.25 to 1.60	2.81 to 13.35
Mid Cap Growth Fund	7.00 to 15.20	5,598,369	8.75 to 19.04	60,421,698	—	1.25 to 1.60	7.26 to 25.27
Mid Cap Value Fund	13.99 to 21.63	3,461,206	11.68 to 26.87	72,484,030	—	1.25 to 1.60	5.28 to 24.21
Mid Core Value Fund	11.25 to 11.43	2,264,273	11.79 to 14.15	31,645,591	—	1.25 to 1.60	6.29 to 23.88
SMID Cap Growth Fund	9.82 to 9.85	852,880	11.94 to 12.15	10,322,531	—	1.25 to 1.60	6.21 to 23.30
SMID Cap Value Fund	9.76 to 9.78	874,032	11.74 to 12.26	10,675,995	—	1.25 to 1.60	5.65 to 25.29
Small Cap Growth Fund	7.62 to 23.17	3,351,726	8.94 to 27.26	48,916,016	—	1.25 to 1.60	5.44 to 17.65
Small Cap Value Fund	15.64 to 29.30	3,950,908	11.83 to 36.68	99,107,659	—	1.25 to 1.60	6.24 to 25.16
Small Cap Index Fund	8.66 to 8.69	1,121,564	10.77 to 12.07	12,093,801	—	1.25 to 1.60	6.28 to 24.63
Developed International Index Fund	9.01 to 9.03	2,253,032	9.54 to 10.89	21,513,065	—	1.25 to 1.60	(0.74) to 6.10
International Equity Fund	14.54 to 32.15	9,688,093	10.88 to 35.27	181,544,015	—	1.25 to 1.60	(0.97) to 9.70
Emerging Markets Equity Fund	9.77 to 9.79	8,392,076	11.45 to 11.52	96,392,675	—	1.25 to 1.60	(1.24) to 17.68
REIT Fund(a)	14.31 to 14.53	2,575,095	10.73 to 17.96	45,642,352	—	1.25 to 1.60	(1.87) to 23.59
Aggressive Allocation Fund	8.93 to 8.95	2,238,792	10.20 to 11.25	22,866,625	—	1.25 to 1.60	2.42 to 14.52
Moderately Aggressive Allocation Fund	9.72 to 9.75	10,212,937	10.98 to 11.05	112,211,068	—	1.25 to 1.60	1.77 to 13.08
Moderate Allocation Fund	9.60 to 9.63	18,291,360	10.62 to 10.77	194,522,208	—	1.25 to 1.60	1.08 to 10.85
Moderately Conservative Allocation Fund	9.86 to 9.88	6,513,002	10.48 to 10.67	69,247,250	—	1.25 to 1.60	0.23 to 7.97
Conservative Allocation Fund	10.14 to 10.17	4,132,013	10.19 to 10.74	44,184,439	—	1.25 to 1.60	(0.61) to 5.56
V.I. Capital Appreciation Fund	8.90 to 9.04	1,320	10.12 to 10.30	13,594	—	1.25 to 1.60	13.66 to 13.88
High Income Bond Fund II	15.47 to 15.71	8,648	17.47 to 17.77	152,150	8.72	1.25 to 1.60	12.91 to 13.14
Financial Services Fund	6.55 to 6.65	—	7.38 to 7.50	—	—	1.25 to 1.60	12.55 to 12.77
Health Care Fund	12.09 to 12.27	—	12.70 to 12.92	—	—	1.25 to 1.60	5.07 to 5.28
Russell 2000 1.5x Strategy Fund	8.60 to 8.73	9,410	11.67 to 11.87	111,504	—	1.25 to 1.60	35.66 to 35.93
Nova Fund	7.69 to 7.81	4,698	9.08 to 9.24	43,385	0.20	1.25 to 1.60	18.06 to 18.30
NASDAQ-100 Fund	12.15 to 12.33	6,594	14.16 to 14.41	95,023	—	1.25 to 1.60	16.61 to 16.84

37

Note 6.    Financial Highlights (continued)

	January 1, 2010		December 31, 2010		For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Technology Fund	$11.21 to $11.38	3,593	$12.36 to $12.58	$45,180	—	1.25 to 1.60	10.26 to 10.48
Inverse S&P 500 Strategy Fund	6.60 to 6.70	183	5.39 to 5.49	989	—	1.25 to 1.60	(18.28) to (18.11)
Government Long Bond 1.2x Strategy Fund	13.08 to 13.28	1,560	14.17 to 14.42	22,495	1.98	1.25 to 1.60	8.40 to 8.61
U.S. Government Money Market Fund	9.91 to 10.06	31,039	9.75 to 9.92	307,115	0.01	1.25 to 1.60	(1.57) to (1.38)
Utilities Fund	11.25 to 11.42	—	11.83 to 12.04	—	6.02	1.25 to 1.60	5.19 to 5.40
Equity Income Portfolio II	10.72 to 10.73	4,442	12.10 to 12.15	53,951	1.46	1.25 to 1.60	12.92 to 13.15
International Stock Portfolio	12.97 to 13.17	4,742	14.61 to 14.86	70,483	1.30	1.25 to 1.60	12.64 to 12.87

	January 1, 2009		December 31, 2009		For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.84 to $24.77	9,035,127	$10.73 to $24.57	$109,286,177	0.48	1.25 to 1.60	(1.01) to (0.81)
Limited Maturity Fund	11.83 to 16.71	5,604,794	11.88 to 16.81	72,785,202	—	1.25 to 1.60	0.43 to 0.63
Quality Bond Fund	12.59 to 33.45	12,757,352	13.15 to 35.02	198,745,029	0.02	1.25 to 1.60	4.49 to 4.70
High Yield Bond Fund	11.24 to 41.30	3,417,558	16.22 to 59.73	67,164,643	—	1.25 to 1.60	44.34 to 44.63
Flexibly Managed Fund	13.22 to 109.61	38,938,729	17.32 to 143.88	996,832,358	0.02	1.25 to 1.60	31.01 to 31.27
Balanced Fund	8.48 to 8.49	3,657,130	9.87 to 9.90	36,145,800	—	1.25 to 1.60	16.37 to 16.60
Large Growth Stock Fund	4.02 to 27.46	9,676,561	5.66 to 38.76	77,138,621	0.01	1.25 to 1.60	40.88 to 41.16
Large Cap Growth Fund	6.46 to 6.54	2,109,320	8.75 to 8.89	18,541,373	—	1.25 to 1.60	35.56 to 35.83
Large Core Growth Fund	6.12 to 6.13	6,433,215	8.20 to 8.22	52,843,609	0.05	1.25 to 1.60	33.93 to 34.20
Large Cap Value Fund	7.81 to 34.00	4,837,663	10.29 to 44.86	78,138,713	—	1.25 to 1.60	31.69 to 31.96
Large Core Value Fund	7.26	8,785,563	8.35 to 8.37	73,449,635	—	1.25 to 1.60	15.08 to 15.31
Index 500 Fund	7.49 to 11.69	9,126,219	9.31 to 14.56	93,567,900	—	1.25 to 1.60	24.30 to 24.55
Mid Cap Growth Fund	4.80 to 10.41	5,441,949	7.00 to 15.20	46,936,797	—	1.25 to 1.60	45.66 to 45.95
Mid Cap Value Fund	9.66 to 14.90	3,187,758	13.99 to 21.63	54,618,812	—	1.25 to 1.60	44.87 to 45.16
Mid Core Value Fund	9.06 to 9.18	2,278,455	11.25 to 11.43	25,747,666	—	1.25 to 1.60	24.21 to 24.46
SMID Cap Growth Fund	6.47	683,596	9.82 to 9.85	6,721,029	—	1.25 to 1.60	51.94 to 52.24
SMID Cap Value Fund	6.80 to 6.81	502,017	9.76 to 9.78	4,901,958	—	1.25 to 1.60	43.49 to 43.78
Small Cap Growth Fund	4.87 to 14.79	3,069,750	7.62 to 23.17	39,837,090	—	1.25 to 1.60	56.36 to 56.68
Small Cap Value Fund	12.50 to 23.38	3,878,540	15.64 to 29.30	79,125,282	—	1.25 to 1.60	25.10 to 25.35
Small Cap Index Fund	6.97	511,896	8.66 to 8.69	4,436,254	—	1.25 to 1.60	24.33 to 24.58
Developed International Index Fund	7.11 to 7.12	1,044,817	9.01 to 9.03	9,418,156	0.01	1.25 to 1.60	26.67 to 26.93
International Equity Fund	12.11 to 26.74	9,087,126	14.54 to 32.15	157,820,643	1.19	1.25 to 1.60	19.99 to 20.23
Emerging Markets Equity Fund	5.98 to 5.99	6,830,461	9.77 to 9.79	66,776,304	0.02	1.25 to 1.60	63.25 to 63.58
REIT Fund(a)	11.47 to 11.63	2,275,802	14.31 to 14.53	32,710,758	—	1.25 to 1.60	24.72 to 24.97
Aggressive Allocation Fund	7.02 to 7.03	1,420,238	8.93 to 8.95	12,684,750	—	1.25 to 1.60	27.08 to 27.34
Moderately Aggressive Allocation Fund	7.75 to 7.76	5,869,269	9.72 to 9.75	57,114,526	—	1.25 to 1.60	25.42 to 25.67
Moderate Allocation Fund	8.08 to 8.09	10,163,070	9.60 to 9.63	97,655,569	—	1.25 to 1.60	18.84 to 19.08
Moderately Conservative Allocation Fund	8.61	4,241,709	9.86 to 9.88	41,839,949	—	1.25 to 1.60	14.52 to 14.75
Conservative Allocation Fund	9.29	3,022,950	10.14 to 10.17	30,680,092	—	1.25 to 1.60	9.20 to 9.42
V.I. Capital Appreciation Fund	7.47 to 7.57	2,061	8.90 to 9.04	18,353	0.32	1.25 to 1.60	19.16 to 19.40
High Income Bond Fund II	10.28 to 10.42	16,881	15.47 to 15.71	264,451	10.57	1.25 to 1.60	50.43 to 50.73
Financial Services Fund	5.56 to 5.64	—	6.55 to 6.65	—	—	1.25 to 1.60	17.78 to 18.02
Health Care Fund	9.85 to 9.98	—	12.09 to 12.27	—	—	1.25 to 1.60	22.67 to 22.91
Russell 2000 1.5x Strategy Fund	6.56 to 6.64	5,632	8.60 to 8.73	49,050	—	1.25 to 1.60	31.19 to 31.46
Nova Fund	5.77 to 5.84	24,053	7.69 to 7.81	187,773	1.07	1.25 to 1.60	33.36 to 33.62
NASDAQ-100 Fund	8.12 to 8.23	8,781	12.15 to 12.33	108,298	—	1.25 to 1.60	49.59 to 49.89
Technology Fund	7.32 to 7.42	2,645	11.21 to 11.38	30,103	—	1.25 to 1.60	53.13 to 53.44
Inverse S&P 500 Strategy Fund	9.26 to 9.38	184	6.60 to 6.70	1,218	—	1.25 to 1.60	(28.70) to (28.56)
Government Long Bond 1.2x Strategy Fund	19.41 to 19.67	609	13.08 to 13.28	8,081	1.72	1.25 to 1.60	(32.63) to (32.50)
U.S. Government Money Market Fund	10.07 to 10.20	33,074	9.91 to 10.06	331,263	0.02	1.25 to 1.60	(1.54) to (1.34)
Utilities Fund	10.05 to 10.18	—	11.25 to 11.42	—	—	1.25 to 1.60	11.99 to 12.21

38

Note 6.    Financial Highlights (continued)

	January 1, 2009		December 31, 2009		For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Equity Income Portfolio II	$8.69 to $8.70	8,033	$10.72 to $10.73	$86,191	1.70	1.25 to 1.60	23.26 to 23.51
International Stock Portfolio	8.65 to 8.76	4,017	12.97 to 13.17	52,555	1.98	1.25 to 1.60	49.97 to 50.27

	January 1, 2008		December 31, 2008		For the Year ended December 31, 2008
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.72 to $24.43	12,832,292	$10.84 to $24.77	$154,896,272	2.53	1.25 to 1.60	1.19 to 1.39
Limited Maturity Fund	11.42 to 16.11	4,547,933	11.83 to 16.71	57,523,032	3.65	1.25 to 1.60	3.52 to 3.73
Quality Bond Fund	12.15 to 32.23	9,549,319	12.59 to 33.45	142,182,138	4.67	1.25 to 1.60	3.58 to 3.79
High Yield Bond Fund	15.00 to 55.01	2,465,094	11.24 to 41.30	36,501,137	9.28	1.25 to 1.60	(25.07) to (24.92)
Flexibly Managed Fund	18.58 to 153.79	33,755,607	13.22 to 109.61	705,652,970	2.67	1.25 to 1.60	(28.87) to (28.73)
Balanced Fund	— to —	3,766,147	8.48 to 8.49	31,960,223	3.47	1.25 to 1.60	(15.17) to (15.11)
Large Growth Stock Fund(b)	7.01 to 47.83	8,090,681	4.02 to 27.46	50,174,060	0.22	1.25 to 1.60	(42.71) to (42.59)
Large Cap Growth Fund	11.66 to 11.79	1,580,988	6.46 to 6.54	10,462,800	0.36	1.25 to 1.60	(44.63) to (44.52)
Large Core Growth Fund	— to —	6,816,118	6.12 to 6.13	41,753,975	0.19	1.25 to 1.60	(38.76) to (38.72)
Large Cap Value Fund	14.31 to 62.16	4,466,424	7.81 to 34.00	60,306,101	1.63	1.25 to 1.60	(45.42) to (45.31)
Large Core Value Fund	— to —	8,471,225	7.26	61,494,513	0.86	1.25 to 1.60	(27.42) to (27.37)
Index 500 Fund	11.88 to 18.52	8,379,691	7.49 to 11.69	71,532,984	2.15	1.25 to 1.60	(37.00) to (36.87)
Mid Cap Growth Fund	9.52 to 20.62	4,993,482	4.80 to 10.41	30,867,449	0.00	1.25 to 1.60	(49.61) to (49.51)
Mid Cap Value Fund	18.58 to 28.61	2,852,530	9.66 to 14.90	35,183,646	0.91	1.25 to 1.60	(48.03) to (47.92)
Mid Core Value Fund(c)	15.04 to 15.21	2,158,159	9.06 to 9.18	19,985,689	1.73	1.25 to 1.60	(39.77) to (39.65)
SMID Cap Growth Fund	— to —	69,996	6.47	452,660	0.00	1.25 to 1.60	(35.33) to (35.29)
SMID Cap Value Fund	— to —	51,968	6.80 to 6.81	353,465	1.14	1.25 to 1.60	(31.99) to (31.94)
Small Cap Growth Fund	9.89 to 29.98	2,519,204	4.87 to 14.79	23,076,748	0.00	1.25 to 1.60	(50.77) to (50.67)
Small Cap Value Fund	17.41 to 32.49	3,680,128	12.50 to 23.38	62,928,138	0.84	1.25 to 1.60	(28.20) to (28.06)
Small Cap Index Fund	— to —	33,732	6.97	235,068	1.50	1.25 to 1.60	(30.32) to (30.27)
Developed International Index Fund	— to —	37,901	7.11 to 7.12	269,637	1.06	1.25 to 1.60	(28.86) to (28.81)
International Equity Fund	20.91 to 46.12	8,475,046	12.11 to 26.74	124,766,551	2.27	1.25 to 1.60	(42.13) to (42.01)
Emerging Markets Equity Fund	— to —	5,307,546	5.98 to 5.99	31,763,014	0.32	1.25 to 1.60	(39.74) to (39.70)
REIT Fund(a)	19.21 to 19.43	1,720,049	11.47 to 11.63	22,102,876	3.65	1.25 to 1.60	(40.26) to (40.14)
Aggressive Allocation Fund	— to —	127,402	7.02 to 7.03	895,037	3.71	1.25 to 1.60	(29.74) to (29.69)
Moderately Aggressive Allocation Fund	— to —	1,351,896	7.75 to 7.76	10,479,520	5.42	1.25 to 1.60	(22.45) to (22.40)
Moderate Allocation Fund	— to —	1,496,309	8.08 to 8.09	12,080,538	5.22	1.25 to 1.60	(19.19) to (19.13)
Moderately Conservative Allocation Fund	— to —	884,887	8.61	7,619,861	4.42	1.25 to 1.60	(13.91) to (13.85)
Conservative Allocation Fund	— to —	825,911	9.29	7,676,010	5.09	1.25 to 1.60	(7.11) to (7.05)
V.I. Capital Appreciation Fund	13.20 to 13.35	6,192	7.47 to 7.57	44,981	0.00	1.25 to 1.60	(43.41) to (43.29)
High Income Bond Fund II	14.12 to 14.28	8,057	10.28 to 10.42	70,101	9.07	1.25 to 1.60	(27.17) to (27.02)
Financial Services Fund	10.88 to 11.01	2,849	5.56 to 5.64	16,016	0.00	1.25 to 1.60	(48.87) to (48.77)
Health Care Fund	13.32 to 13.47	566	9.85 to 9.98	5,577	0.00	1.25 to 1.60	(26.05) to (25.90)
Russell 2000 1.5x Strategy Fund(d)	13.70 to 13.86	8,494	6.56 to 6.64	56,270	0.13	1.25 to 1.60	(52.14) to (52.04)
Nova Fund	12.87 to 13.01	6,292	5.77 to 5.84	35,428	0.15	1.25 to 1.60	(55.20) to (55.11)
NASDAQ-100 Fund(e)	14.21 to 14.37	2,605	8.12 to 8.23	21,437	0.06	1.25 to 1.60	(42.84) to (42.72)
Technology Fund	13.63 to 13.78	483	7.32 to 7.42	3,538	—	1.25 to 1.60	(46.28) to (46.17)
Inverse S&P 500 Strategy Fund(f)	6.75 to 6.83	185	9.26 to 9.38	1,716	—	1.25 to 1.60	37.04 to 37.31
Government Long Bond 1.2x Strategy Fund(g)	13.61 to $13.77	17,244	19.41 to $19.67	337,647	2.59	1.25 to 1.60	42.57 to 42.86
U.S. Government Money Market Fund	10.11 to 10.23	53,713	10.07 to 10.20	565,504	1.18	1.25 to 1.60	(0.46) to (0.26)
Utilities Fund	14.50 to 14.66	3,456	10.05 to 10.18	33,742	0.28	1.25 to 1.60	(30.69) to (30.55)
Equity Income Portfolio II	13.83 to 13.86	18,679	8.69 to 8.70	160,648	2.00	1.25 to 1.60	(37.28) to (37.15)
International Stock Portfolio	17.13 to 17.33	7,643	8.65 to 8.76	66,766	1.47	1.25 to 1.60	(49.52) to (49.42)

(a)	Prior to May 1, 2011, Real Estate Securities Fund was named REIT Fund.
(b)	Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
(c)	Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

39

Note 6.    Financial Highlights (continued)

(d)	Prior to April 1, 2008, Russell 2000 1.5x Strategy Fund was named Russell 2000 Advantage Fund.
(e)	Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund.
(f)	Prior to April 1, 2008, Inverse S&P 500 Strategy Fund was named Inverse S&P 500 Index Fund.
(g)	Prior to April 1, 2008, Government Long Bond 1.2x Strategy Fund was named Government Long Bond Advantage Fund.
*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.
**	These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.
***	These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

Note 7.    Subsequent Events

Management has evaluated the impact of all subsequent events on Account III through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

40

PM6093 5/13

PennMutual

The Penn Mutual Life Insurance Company

2012 Consolidated GAAP Financial Statements

PricewaterhouseCoopers LLP, Two Commerce Square — Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 2110, F: (267) 330 3300, www.pwc.com/us

Independent Auditor’s Report

To the Board of Trustees

The Penn Mutual Life Insurance Company:

We have audited the accompanying consolidated financial statements of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2012 and December 31, 2011, and the related consolidated statements of comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of its comprehensive income. Our opinion is not modified with respect to this matter.

February 15, 2013

(In Thousands)

Consolidated Balance Sheets

December 31,	2012	2011

ASSETS
Investments:
Debt securities, at fair value:
Available for sale	$9,644,443	$8,656,600
Trading	316,524	123,755
Equity securities, at fair value	17,773	11,363
Real estate, net of accumulated depreciation	16,025	13,438
Policy loans	712,986	707,956
Short-term investments	98,176	29,751
Alternative assets	339,544	303,139
Other invested assets	133,847	182,803

TOTAL INVESTMENTS	11,279,318	10,028,805

Cash	92,963	133,412
Investment income due and accrued	116,525	109,545
Deferred acquisition costs	809,351	675,759
Amounts recoverable from reinsurers	327,967	334,159
Broker/dealer receivables	1,595,156	1,783,994
Goodwill	67,254	49,602
Other assets	550,388	465,106
Separate account assets	5,432,604	4,640,495

TOTAL ASSETS	$20,271,526	$18,220,877

LIABILITIES AND EQUITY
Liabilities:
Reserves for future policy benefits	$3,122,208	$3,002,706
Other policyholder funds	5,354,530	4,653,547
Policyholders’ dividends payable	15,791	15,691
Broker/dealer payables	1,576,274	1,697,997
Accrued income taxes	602,150	490,433
Debt	594,961	439,020
Other liabilities	667,100	594,039
Separate account liabilities	5,432,604	4,640,495

TOTAL LIABILITIES	17,365,618	15,533,928

Equity:
Retained earnings	2,317,625	2,187,899
Accumulated other comprehensive income	588,283	499,050

TOTAL EQUITY	2,905,908	2,686,949

TOTAL LIABILITIES AND EQUITY	$20,271,526	$18,220,877

The accompanying notes are an integral part of these consolidated financial statements.

2012 Consolidated GAAP Financial Statements	Page 1

(In Thousands)

Consolidated Statements of Comprehensive Income

Years Ended December 31,	2012	2011	2010

REVENUES
Premium and annuity considerations	$347,179	$301,395	$253,318
Policy fee income	363,361	332,257	302,124
Net investment income	510,749	450,826	419,807
Net investment gains/(losses):
Total other-than-temporary impairment losses	(22,343)	(14,434)	(21,106)
Portion of loss recognized in other comprehensive income	2,018	2,608	6,451
Net other-than-temporary impairment losses recognized in earnings	(20,325)	(11,826)	(14,655)
Other net investment gains	41,605	19,031	42,243
Total net investment gains	21,280	7,205	27,588
Broker/dealer fees and commissions	566,281	532,162	511,343
Other income	39,962	34,432	41,173

TOTAL REVENUES	1,848,812	1,658,277	1,555,353

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	567,945	534,502	511,795
Policyholder dividends	31,442	31,595	30,548
Increase in reserves for future policy benefits	156,240	110,621	70,666
General expenses	466,057	451,086	437,905
Broker/dealer sales expense	322,470	304,798	291,357
Amortization of deferred acquisition costs	122,325	123,924	109,008

TOTAL BENEFITS AND EXPENSES	1,666,479	1,556,526	1,451,279

INCOME BEFORE INCOME TAXES	182,333	101,751	104,074

INCOME TAX EXPENSE	52,608	15,134	25,059

NET INCOME	$129,725	$86,617	$79,015

Other Comprehensive Income, net of tax
Unrealized gains for the period	$112,789	$320,225	$120,881
Less: reclassification adjustment for (gains)/losses included in net income	(13,640)	(8,286)	5,873
Other than temporary impairments	1,310	1,695	12,479

UNREALIZED GAINS	100,459	313,634	139,233

Postretirement benefits liability adjustment	(11,226)	415	6,214

Other comprehensive income	89,233	314,049	145,447

Comprehensive income	$218,958	$400,666	$224,462

The accompanying notes are an integral part of these consolidated financial statements.

Page 2	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Changes in Equity

Years Ended December 31, 2010, 2011, and 2012	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total Equity

BALANCE AT DECEMBER 31, 2009	$38,856	$2,053,883	$2,092,739
Cumulative effect of adoption of new accounting pronouncement, net of tax of ($16,648) (see Note2)	698	(31,615)	(30,917)

BALANCE AT JANUARY 1, 2010	$39,554	$2,022,268	$2,061,822

Net income for 2010	—	79,015	79,015
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $38,244, net of reclassification adjustments	126,754	—	126,754
Other than temporary impairment, net of tax of $6,719	12,479	—	12,479
Postretirement benefits liability adjustment, net of tax of $3,346	6,214	—	6,214

Comprehensive income			224,462

BALANCE AT DECEMBER 31, 2010	$185,001	$2,101,283	$2,286,284

Net income for 2011	—	86,617	86,617
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $169,731, net of reclassification adjustments	311,939	—	311,939
Other than temporary impairment, net of tax of $913	1,695	—	1,695
Postretirement benefits liability adjustment, net of tax of $223	415	—	415

Comprehensive income			400,666

BALANCE AT DECEMBER 31, 2011	$499,050	$2,187,900	$2,686,950

Net income for 2012	—	129,725	129,725
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $56,437, net of reclassification adjustments	99,149	—	99,149
Other than temporary impairment, net of tax of $708	1,310	—	1,310
Postretirement benefits liability adjustment, net of tax of $(6,044)	(11,226)	—	(11,226)

Comprehensive income			218,958

BALANCE AT DECEMBER 31, 2012	$588,283	$2,317,625	$2,905,908

The accompanying notes are an integral part of these consolidated financial statements.

2012 Consolidated GAAP Financial Statements	Page 3

(In Thousands)

Consolidated Statements of Cash Flows

Years Ended December 31,	2012	2011	2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$129,725	$86,617	$79,015
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Capitalization of acquisition costs	(269,417)	(237,368)	(205,520)
Amortization of deferred acquisition costs	122,325	123,924	109,008
Policy fees on universal life and investment contracts	(220,351)	(194,255)	(176,876)
Interest credited on universal life and investment contracts	201,489	188,530	173,182
Depreciation and amortization	(20,696)	(11,103)	(12,007)
Net investment losses/(gains)	2,421	13,524	(8,840)
Net investment (losses) on limited partnerships and derivatives	(80,259)	(23,099)	(46,167)
Change in:
Investment income due and accrued	(6,980)	(16,882)	(5,258)
Amounts recoverable from reinsurers	6,192	(11,976)	13,595
Future policy benefits	152,793	119,646	57,416
Accrued income taxes	58,168	47,232	30,683
Net broker/dealer receivables	67,116	10,877	21,028
Trading securities	(192,769)	61,593	(90,983)
Corporate owned life insurance	(37,824)	(6,239)	(5,228)
Accounts payable	50,431	27,504	23,627
Broker loans and advance	(8,018)	20,568	9,939
Other, net	(1,198)	4,537	(17,033)

NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES	(46,852)	203,630	(50,419)

CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
Debt securities, available for sale	696,971	886,334	840,189
Equity securities	1,677	2,820	23,116
Sale of subsidiary	—	8,000	—
Derivatives and Other	510	201	210,844
Maturity and other principal repayments:
Debt securities, available for sale	726,237	614,976	538,231
Other	138,105	157,586	31,386
Cost of investments acquired:
Debt securities, available for sale	(2,123,510)	(2,290,662)	(2,263,290)
Equity securities	(3,367)	(3,184)	(1,263)
Limited partnerships	(58,674)	(63,440)	(46,366)
Derivatives	(25,475)	(69,476)	(23,778)
Acquisition of subsidiary	(21,871)	—	—
Other	(38,342)	(21,801)	18,020
Change in policy loans, net	(5,030)	(4,619)	(13,993)
Cost of short-term investments sold, net	(68,425)	(646)	224,236
(Decrease)/increase in collateral payable	(2,274)	29,641	(96,608)
Purchases of furniture and equipment, net of dispositions	(17,837)	11,376	(9,412)

NET CASH USED IN INVESTING ACTIVITIES	$(801,305)	$(742,894)	$(568,688)

…continued -

Page 4	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Cash Flows (cont’)

Years Ended December 31,	2012	2011	2010

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder Account Balance
Deposits for universal life and investment contracts	$1,802,549	$1,678,047	$1,529,572
Withdrawals from universal life and investment contracts	(827,122)	(775,821)	(758,420)
Transfers to separate accounts	(323,660)	(218,651)	(357,284)
Issuance/(extinguishment) of debt	155,941	(81,501)	237,582

NET CASH PROVIDED BY FINANCING ACTIVITIES	807,708	602,074	651,450

Net (decrease)/increase in cash	(40,449)	62,809	32,343
Cash, beginning of year	133,412	70,603	38,260

CASH, END OF YEAR	$92,963	$133,412	$70,603

The accompanying notes are an integral part of these consolidated financial statements.

2012 Consolidated GAAP Financial Statements	Page 5

(In Thousands)

Notes to Consolidated Financial Statements

Note 1.  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS  The Penn Mutual Life Insurance Company (“PML”) and its subsidiaries (collectively, “the Company”) offer a wide range of insurance and investment products including life insurance, annuities, and investment products, as well as advisory services. PML, a Pennsylvania domiciled mutual life insurance company, concentrates primarily on the sale of individual life insurance and annuity products. PML and its wholly owned life insurance subsidiary, the Penn Insurance and Annuity Company (“PIA”) primarily market traditional whole life, term life, fixed universal life, indexed universal life, variable universal life, immediate annuity and fixed and variable deferred annuity products through a network of career agents and independent agents. PML is licensed and sells its products in all fifty states and the District of Columbia. In addition, the Company offers a variety of investment products and advisory services through its non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries).

BASIS OF PRESENTATION  The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of PML and its wholly owned and majority controlled subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

PML prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, while PIA follows statutory practices prescribed or permitted by the Delaware Department of Insurance, both of which are comprehensive basis of accounting other than GAAP. See Note 15 for additional discussion.

RECLASSIFICATION AND RESTATEMENT  Certain 2011 and 2010 amounts have been reclassified to conform with 2012 presentation, none of which have an impact on net income or equity. 2011 and 2010 amounts related to the retrospective application of the new guidance on deferred acquisition costs (“DAC”) have been restated.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES  The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that requires extensive use of estimates are:

¯	Fair value of certain invested assets and derivatives
¯	Capitalization and amortization of DAC
¯	Liabilities for future policyholder benefits
¯	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
¯	Litigation and other contingencies
¯	Pension and other postretirement and postemployment benefits

INVESTMENTS  The Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines classification of debt securities at the time of purchase. The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale (“AFS”) and trading. AFS securities are reported at fair value, with unrealized gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Trading securities are held at fair value, with changes in value reported through net investment gains/(losses). Income on debt securities is recognized using the effective yield method of amortization. For mortgage and asset-backed securities (“structured securities”) that do not have a fixed schedule of payments and are subject to a non credit rating based on other than temporary impairment review, the effect on amortization or accretion is revalued quarterly using the retrospective yield adjustment method based on the current estimated cash flow. For structured securities subject

Page 6	The Penn Mutual Life Insurance Company

(In Thousands)

to OTTI review based on credit rating, changes in expected cash flows are recognized using the prospective yield adjustment method. In these cases, income is recognized on the prospective yield adjustment method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events. Interest on debt securities is recorded as income when earned.

Equity securities are carried at fair value and include seed money invested in separate accounts. Unrealized capital gains/(losses) are reported in other comprehensive income, net of deferred taxes. Dividends on equity securities are credited to income on their ex-dividend dates.

Real estate occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in net investment losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income. The Company obtains an external appraisal on a tri-annual basis. The most recent appraisal was as of August 2010.

Short-term investments, which are carried at amortized cost and approximate fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months. Certain short-term investments are held as collateral for derivative transactions.

Policy loans are stated at the aggregate balance of unpaid principal and interest.

Alternative assets are investments in limited partnerships for which the Company applies the equity method of accounting. Due to the timing of the valuation data received from the general partner, these investments are reported in accordance with the most recent valuations received which are primarily on a one quarter lag.

Other invested assets include derivatives in a net asset position, an annuity contract acquired to back nonqualified deferred compensation plans, low income housing tax credit investments (“LIHTC”) and miscellaneous invested assets. LIHTC investments are accounted for under the equity method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability. LIHTC investments are reviewed for OTTI, which if identified, is recorded as a net investment loss.

See Note 5 for additional discussion on derivatives.

Evaluating Investments for an OTTI  The Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The Company considers, amongst other criteria, whether it has the intent to sell a particular impaired AFS debt security. The assessment of the Company’s intent to sell a particular AFS debt security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, subsequent changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company’s need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on a security where the fair value is less than the amortized cost at the reporting date, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of its amortized cost. In such instances, the AFS debt security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI

2012 Consolidated GAAP Financial Statements	Page 7

(In Thousands)

loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. If the Company does not have the intent to sell and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, the Company evaluates the security for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, default rates, delinquency rates, percentage of nonperforming loans, prepayments, severities, and other circumstances of the investment. If the Company concludes that the impairment is other than temporary, the Company estimates the present value of the expected future cash flows to be received from the security. If the present value of the expected future cash flows to be received is less than the amortized cost, the security will be deemed other-than-temporarily impaired in the period that such present value of the expected future cash flows falls below amortized cost and this difference, referred to as the credit loss, will be recognized in earnings. Any remaining difference between the present value of the expected future cash flows to be received and the estimated fair value of the security will be recognized as a separate component of other comprehensive loss and is referred to as the non-credit loss. For AFS debt securities for which an OTTI was recognized in earnings, the decision as to whether or not the difference between the new amortized cost basis and the cash flows expected to be collected should be accreted as interest income is done on a security by security basis.

Net investment gains/(losses) on sales are generally computed using the specific identification method and are included in income on the trade date and net of amortization of deferred acquisition costs. Unrealized capital gains/(losses) on investments, and adjustments to deferred acquisition costs and unearned revenue, net of applicable taxes, are accounted for as a separate component of other comprehensive income.

DERIVATIVE FINANCIAL INSTRUMENTS  The Company utilizes various derivatives, including interest rate swaps, inflation swaps, financial futures, interest rate caps, forwards and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value. Derivatives with a positive fair value are reported in other invested assets. Derivatives with a negative fair value are reported in other liabilities. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting. To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged to qualify for hedge accounting. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis. The Company does not engage in derivative financial instrument transactions for speculative purposes.

Interest rate swaps, inflation swaps, caps and interest rate futures are used to manage risk from interest rate fluctuations. Currency forwards are used to manage exposure to fluctuation in currency values associated with certain foreign currency denominated alternative assets.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings. The carrying value of the hedged items is adjusted by the change in fair value and is also recognized in current earnings. The Company’s fair value hedges are primarily hedges of available-for-sale fixed maturity securities.

At termination, the cost bases of the hedged assets are adjusted prospectively by the amount of change in fair value of the hedged assets, unless the hedged assets are subject to retrospective accounting. The adjustment to the hedged assets will be amortized through investment income over the remaining life of the bond.

For a cash flow hedge, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings, but are reported as other comprehensive income. To the extent these derivatives are not effective, changes in their fair values are included in earnings as a net investment gain/(loss).

Page 8	The Penn Mutual Life Insurance Company

(In Thousands)

For cash flow hedges, when hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the gain/(loss) that was accumulated in other comprehensive income will be recognized immediately as a realized capital gain/(loss). The derivative will continue to be carried on the balance sheet at its fair value with subsequent changes in fair value recorded as a realized capital gain/(loss). When hedge accounting is discontinued because the hedge is terminated, the accumulated gain/(loss) remains in other comprehensive income until the forecasted transaction is no longer probable. At that time, the accumulated gain or loss will be amortized as a realized capital gain/(loss) over the remaining life of the derivative contract.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires, is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, or (iv) it is probable that the forecasted transaction will not occur.

The Company utilizes interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting. The change in fair value of these derivatives is recognized as a net investment gain/(loss). The Company utilizes call options to hedge equity market risks associated with the offering of indexed universal life insurance products. These derivatives do not qualify for hedge accounting. The realized gains or losses and change in fair value of the call options are recognized in operating income.

Interest rate caps, inflation swaps, certain interest rate swaps and credit default swaps are carried at fair value and do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in net investment gains/(losses) in the period of change.

Additional disclosures related to derivative instruments and hedging activities are included in Note 5.

The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 9.

DEFERRED ACQUISITION COSTS  The costs that are directly related to the successful acquisition or renewal of insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheets.

DAC related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to gross revenues or estimated gross profits arising principally from interest margins, mortality margins, expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. DAC related to certain term business are amortized in proportion to premium revenue.

Each year, a formal review of the assumptions underlying the expected gross profits are analyzed and updated as necessary.

DAC is reviewed regularly to determine whether such costs are recoverable based upon future estimated gross profits. The Company has evaluated all DAC balances and concluded these amounts are recoverable at December 31, 2012 and 2011, respectively. Certain costs and expenses reported in the Consolidated Statements of Income are net of amounts deferred.

GOODWILL AND INTANGIBLE ASSETS  Goodwill and other intangibles with an indefinite useful life are not amortized. All goodwill and indefinite life intangible assets are tested for impairment at least annually. An intangible asset with a finite life is amortized over its useful life. Intangibles with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable.

The Company had goodwill of $67,254 and $49,602 as of December 31, 2012 and 2011, respectively. No impairment of goodwill was recognized during 2012, 2011, or 2010.

2012 Consolidated GAAP Financial Statements	Page 9

(In Thousands)

The Company had intangible assets with a gross carrying amount of $15,700 and $8,700 and accumulated amortization of $7,788 and $7,296 as of December 31, 2012 and 2011, respectively. The aggregate amortization expense related to these intangible assets was $492, $479 and $668 in 2012, 2011, and 2010, respectively. Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense

2013	$688
2014	604
2015	570
2016	515
2017	486

OTHER  Other assets primarily consist of property and equipment, leasehold improvements, computer equipment, and packaged software, which are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. Internally developed software is amortized on a straight-line basis over its estimated useful life and begins when each individual component or module, the computer software is ready for its intended use. At December 31, 2012 and 2011, these assets had a gross carrying amount of $199,956 and $185,252, respectively and accumulated depreciation and amortization was $164,028 and $154,509 at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $9,519, $8,250, and $9,731 for the years ended December 31, 2012, 2011, and 2010, respectively.

Also included in Other assets are sales inducements. The Company has deferred annuity policies in-force that contain sales inducements. See Note 8 for additional discussion of sales inducements.

RESERVES FOR FUTURE POLICY BENEFITS  Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products; excess death benefit liabilities associated with individual deferred annuities and universal life contracts with secondary guarantees; and excess interest credits from indexed universal life contracts. These liabilities are established in amounts adequate to meet the estimated future obligations of the policies in-force. For additional details about these indexed universal life contracts, see Note 6.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.

OTHER POLICYHOLDER FUNDS  Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative, mortality and expense charges. The liability for universal life products is also reduced by the cost of insurance charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions, based on contractual terms, range from 2.0% to 10.5%.

Page 10	The Penn Mutual Life Insurance Company

(In Thousands)

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefits paid to policyholders and beneficiaries.

POLICYHOLDERS’ DIVIDENDS PAYABLE  As of December 31, 2012 and 2011, participating insurance expressed as a percentage of insurance in-force is 86% and 88%, respectively, and as a percentage of annual premium income is 48% and 39%, respectively. The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually. The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2012 and 2011.

BROKER/DEALER RECEIVABLES AND PAYABLES  Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES  The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The separate accounts have varying investment objectives.

At December 31, 2012 and 2011, all separate account assets are stated at the fair value of the underlying assets, which are primarily mutual funds. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The liability at December 31, 2012 and 2011 represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/(losses) on the assets, which generally reflects fair value. The investment income and net investment gains/(losses) from separate account assets accrue to the policyholders and are not included in the Consolidated Statements of Income. Mortality, policy administration and surrender charges assessed against the accounts are included in Policy fee income in the accompanying Consolidated Statements of Income. Asset management fees charged to the accounts are included in Other income in the accompanying Consolidated Statements of Income.

The Company has invested seed money in Penn Series Funds, Inc. Seed money is classified as an equity security, with unrealized capital gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Dividends earned by the funds are credited to income on their ex-dividend dates. Seed money of $10,194 and $8,627 was invested in one fund as of December 31, 2012 and 2011, respectively.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”), GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”), and GMWB with inflation protection. See Note 9 for a discussion of the Company’s obligation regarding these product features.

RECOGNITION OF INCOME AND RELATED EXPENSES  Premiums from traditional participating life insurance policies, term life policies, annuity policies with life contingencies and group life contracts are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of deferred acquisition costs.

Amounts received under universal life-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration, and surrender charges, and are included as policy fee income in the Consolidated Statements of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio.

Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to

2012 Consolidated GAAP Financial Statements	Page 11

(In Thousands)

amortize DAC costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES  Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balances are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Uncertain tax positions (“UTP”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes.

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. The consolidated tax liability is allocated among the members of the group in accordance with a tax sharing agreement. The tax sharing agreement provides that the tax liability for each member of the group is calculated on a separate company basis.

REINSURANCE  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets in Amounts recoverable from reinsurers. Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. See Note 11.

BENEFIT PLANS  The Company follows guidance which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its Consolidated Balance Sheets and to recognize changes in that funded status through comprehensive income in the year in which the changes occur. See Note 13.

CONTINGENCIES  Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. See Note 14.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS  Effective for 2012, the Financial Accounting Standards Board (“FASB”) issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. The new guidance resulted in a reduction of the capitalized acquisition expenses. The Company has applied the new guidance retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. As a result of this accounting change, total stockholders’ equity as of

Page 12	The Penn Mutual Life Insurance Company

(In Thousands)

January 1, 2010, decreased by approximately $30,917, after-tax from $2,092,739, as previously reported, to $2,061,822 due to a reduction of the Company’s deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

Summarized below are the effects of the amended guidance on previously reported amounts

Condensed Consolidated Balance Sheets

	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Deferred acquisition costs	$729,043	$(53,284)	$675,759
Other assets	17,545,118	—	17,545,118

Total Assets	$18,274,161	$(53,284)	$18,220,877

Accrued income taxes	$509,082	$(18,649)	$490,433
Other Liabilities	15,043,495	—	15,043,495

Total Liabilities	$15,552,577	$(18,649)	$15,533,928

Retained earnings	$2,229,897	$(41,998)	$2,187,899
Other equity	491,687	7,363	499,050

Total Equity	$2,721,584	$(34,635)	$2,686,949

Condensed Consolidated Statements of Comprehensive Income

	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Total Revenue	$1,658,277	$—	$1,658,277

General Expenses	$436,718	$14,368	$451,086
Amortization of deferred acquisition costs	132,025	(8,101)	123,924
Other Expenses	981,516	—	981,516

Total benefits and expenses	1,550,259	6,267	1,556,526

Income before taxes	108,018	(6,267)	101,751
Current income taxes	(16,567)	—	(16,567)
Deferred income taxes	33,894	(2,193)	31,701

Income tax expense	17,327	(2,193)	15,134

Net Income	$90,691	$(4,074)	$86,617

2012 Consolidated GAAP Financial Statements	Page 13

(In Thousands)

	December 31, 2010
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Total Revenue	$1,555,353	$—	$1,555,353

General Expenses	$420,891	$17,014	$437,905
Amortization of deferred acquisition costs	116,317	(7,309)	109,008
Other Expenses	904,366	—	904,366

Total benefits and expenses	1,441,574	9,705	1,451,279

Income before taxes	113,779	(9,705)	104,074
Current income taxes	(37,416)	—	(37,416)
Deferred income taxes	65,872	(3,397)	62,475

Income tax expense	28,456	(3,397)	25,059

Net Income	$85,323	$(6,308)	$79,015

Condensed Consolidated Statements of Changes in Equity

	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Balance at January 1, 2011	$2,321,874	$(35,590)	$2,286,284
Net income for 2011	90,691	(4,074)	86,617
Other Comprehensive income, net of tax:
Unrealized net appreciation	306,909	5,030	311,939
Other than temporary impairments	1,695	—	1,695
Postretirement benefits liability adjustment	415	—	415

Comprehensive income	399,710	956	400,666

Balance at December 31, 2011	$2,721,584	$(34,634)	$2,686,950

	December 31, 2010
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Balance at January 1, 2010	$2,092,739	$—	$2,092,739
Cumulative impact of adoption of new accounting guidance	—	(30,917)	(30,917)
Net income for 2010	85,323	(6,308)	79,015
Other Comprehensive income, net of tax:
Unrealized net appreciation	125,119	1,635	126,754
Other than temporary impairments	12,479	—	12,479
Postretirement benefits liability adjustment	6,214	—	6,214

Comprehensive income	229,135	(35,590)	193,545

Balance at December 31, 2010	$2,321,874	$(35,590)	$2,286,284

Page 14	The Penn Mutual Life Insurance Company

(In Thousands)

Condensed Consolidated Statements of Cash Flows
	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Net Income	$90,691	$(4,074)	$86,617
Capitalization of acquisition costs	(251,736)	14,368	(237,368)
Amortization of deferred acquisition costs	132,025	(8,101)	123,924
Change in accrued taxes	49,425	(2,193)	47,232
Other	183,225	—	183,225

Net Cash provided by Operating Activities	$203,630	$—	$203,630

	December 31, 2010
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Net Income	$85,323	$(6,308)	$79,015
Capitalization of acquisition costs	(222,534)	17,014	(205,520)
Amortization of deferred acquisition costs	116,317	(7,309)	109,008
Change in accrued taxes	34,080	(3,397)	30,683
Other	(63,605)	—	(63,605)

Net Cash provided by Operating Activities	$(50,419)	$—	$(50,419)

Effective for 2012, the FASB issued guidance requiring entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company has presented net income and other comprehensive income in accordance with the new guidance.

Effective for 2013, the FASB issued guidance to simplify how entities test goodwill for impairment. The amendments in this standard permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This new standard, which the Company early adopted for 2012, does not have a material effect on the Company’s financial statements.

Effective for 2012, the FASB issued guidance that clarifies and updates language in current GAAP guidance to more closely align with IFRS. The FASB does not intend for the new guidance to change current practice. Therefore, there is no impact to the Company’s financial statements.

Effective for 2012, the Company adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 6. Adoption of this guidance did not have a material effect on the Company’s financial position or results of operations.

Effective for 2012, the Company adopted, prospectively, updated guidance regarding the assessment of effective control for repurchase agreements. The Company’s adoption of this guidance did not have a material effect on the Company’s financial position, results of operations, and financial statement disclosures.

Effective for 2011, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby

2012 Consolidated GAAP Financial Statements	Page 15

(In Thousands)

consolidation of such interests must be considered under applicable variable interest guidance. As the Company’s policies were in accordance with the guidance, there is no change to current accounting practice.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS  Effective for 2013, the FASB issued guidance to address the presentation of gross and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting agreement. The Company does not expect the guidance to materially impact the financial statements.

Note 3.  ACQUISITIONS

On September 14, 2012, the Company acquired Leap Inc, a privately held company, in a cash stock purchase for $22,450. The subsidiary now operates as Leap System, LLC. The purchase was accounted for in accordance with the purchase method of accounting. The total purchase price was allocated to net tangible and intangible assets based on their estimated fair values as of September 14, 2012. The fair value assigned to identifiable intangible assets acquired has been determined primarily by using valuation methods that discount expected future cash flows to present value using estimates and assumptions determined by management. The excess purchase price over the value of the net tangible and identifiable intangible assets was recorded as goodwill, which is not deductible for income tax purposes.

The purchase resulted in an additional $7,000 in intangibles and $17,652 in goodwill. The intangibles consist of trade name, customer relationships, non-compete agreements and developed technology.

Note 4.  INVESTMENTS

AFS DEBT SECURITIES  AFS securities are carried at fair value. Amortized cost is net of $34,119 and $45,785 cumulative writedowns determined by management to be other than temporary declines in value of as of December 31, 2012 and 2011, respectively. The distribution of unrealized capital gains/(losses) on investments in AFS debt securities at December 31, 2012 and 2011 is presented below.

		Gross Unrealized Capital
	Amortized Cost	Gains	Losses	Non-credit Losses	Estimated Fair Value

December 31, 2012:
U.S. Treasury/Agency and Non-U.S. government securities	$415,198	$22,542	$2,686	$—	$435,054
States and political subdivisions	1,070,000	231,717	1,440	—	1,300,277
Corporate securities	4,052,601	703,617	7,231	219	4,748,768
Residential mortgage backed securities	673,810	47,919	342	200	721,187
Commercial mortgage backed securities	1,652,654	140,054	8,646	449	1,783,613
Asset-backed securities	608,581	33,270	8,104	1,133	632,614
Redeemable preferred stocks	21,331	1,636	37	—	22,930

Total AFS securities	$8,494,175	$1,180,755	$28,486	$2,001	$9,644,443

December 31, 2011:
U.S. Treasury/Agency and Non-U.S. government securities	$526,187	$17,892	$812	$—	$543,267
States and political subdivisions	1,045,952	168,497	1,519	—	1,212,930
Corporate securities	3,373,425	600,611	7,422	64	3,966,550
Residential mortgage backed securities	1,218,630	48,883	3,425	615	1,263,473
Commercial mortgage backed securities	1,219,869	78,770	4,469	717	1,293,453
Asset-backed securities	326,502	35,811	7,052	2,787	352,474
Redeemable preferred stocks	22,906	1,788	241	—	24,453

Total AFS securities	$7,733,471	$952,252	$24,940	$4,183	$8,656,600

Page 16	The Penn Mutual Life Insurance Company

(In Thousands)

U.S. Treasury/agency and non-U.S. government securities include $44,872 as of December 31, 2012 and 2011 of estimated fair value in securities that are pledged as collateral for futures contracts.

The amortized cost and estimated fair value of AFS securities as of December 31, 2012 and 2011 by contractual maturity is presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$115,821	$118,160	$136,788	$139,543
Due after one year through five years	688,204	772,298	624,587	681,084
Due after five years through ten years	683,860	805,995	729,012	845,061
Due after ten years	3,813,111	4,544,877	3,279,494	3,875,472
Residential mortgage backed securities(1)	761,374	807,855	1,234,320	1,281,215
Commercial mortgage backed securities	1,652,654	1,783,613	1,219,869	1,293,453
Asset-backed securities(1)	757,820	788,715	486,495	516,319
Redeemable preferred stocks	21,331	22,930	22,906	24,453

Total	$8,494,175	$9,644,443	$7,733,471	$8,656,600

(1)	Includes U.S. Treasury/Agency structured securities

Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 5.5 years.

Residential mortgage backed securities (“MBS”), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 97.9% are of investment grade. Securities totaling $797 are rated AAA.

At December 31, 2011, there was one security with an amortized cost of $6,149 and a carrying value of $3,950 to be restructured pursuant to commenced negotiations. During 2012, the asset was restructured in accordance with a plan of bankruptcy and the Company received common stock valued at $960, cash of $788 and recorded realized losses totaling $4,401.

At December 31, 2012, the largest industry concentration of the Company’s portfolio was investments in electric utilities of $717,769 representing 7.4% of the total AFS portfolio.

Proceeds during 2012, 2011, and 2010 from sales of AFS securities were $697,312, $1,503,310, and $840,189, respectively. The gross gains realized on those sales were $48,791, $40,556, and $36,410 and the gross losses realized on those sales were $3,561, $4,115, and $9,620 during 2012, 2011, and 2010, respectively. During 2012, 2011, and 2010, the Company recognized investment losses of $20,325, $11,826, and $14,655, respectively, related to impairment of AFS securities.

The Company’s investment portfolio of AFS securities is predominantly comprised of investment grade securities. At December 31, 2012 and 2011, AFS securities with fair value totaling $169,666 and $180,054, respectively, were less than investment grade.

The Company accrues interest income on debt securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

Management has determined that the unrealized capital losses on the Company’s investments in equity and debt securities at December 31, 2012 are temporary in nature. For further discussion on how the Company evaluates the impairment of debt and equity securities, see Note 2.

2012 Consolidated GAAP Financial Statements	Page 17

(In Thousands)

Credit Loss Rollforward — Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss was Recognized in Other Comprehensive Loss

As of December 31,	2012	2011

Balance, beginning of period	$29,270	$34,453
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(8,073)	(10,824)
Credit loss impairments previously recognized on securities impaired to fair value during the period	(3,748)	(131)
Credit loss impairment recognized in the current period on securities not previously impaired	15,924	3,748
Additional credit loss impairments recognized in the current period on securities previously impaired	—	2,024

Balance, end of period	$33,373	$29,270

The following tables present the gross unrealized capital losses and fair values for AFS securities with unrealized capital losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized capital loss position, at December 31, 2012 and 2011, respectively:

	Less than 12 months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2012:
U.S Treasury/Agency and non-U.S. government securities	$54,993	$2,686	$26	$—	$55,019	$2,686
States and political subdivisions	17,236	290	6,850	1,150	24,086	1,440
Corporate securities	373,353	6,843	5,707	607	379,060	7,450
Residential MBS	57,407	542	—	—	57,407	542
Commercial MBS	331,016	8,581	3,906	514	334,922	9,095
Asset-backed securities	100,642	8,092	18,202	1,145	118,844	9,237
Redeemable preferred stocks	—	—	4,276	37	4,276	37

Total AFS securities	$934,647	$27,034	$38,967	$3,453	$973,614	$30,487

December 31, 2011:
U.S Treasury/Agency and non-U.S. government securities	$77,160	$792	$806	$20	$77,966	$812
States and political subdivisions	—	—	6,556	1,519	6,556	1,519
Corporate securities	88,116	4,071	35,311	5,615	123,427	9,686
Residential MBS	435,230	2,785	2,856	1,255	438,086	4,040
Commercial MBS	99,874	4,159	5,073	1,027	104,947	5,186
Asset-backed securities	27,447	2,848	39,970	4,791	67,417	7,639
Redeemable preferred stocks	1,046	229	2,463	12	3,509	241

Total AFS securities	$728,873	$14,884	$93,035	$14,239	$821,908	$29,123

AFS securities that were in an unrealized capital loss position less than twelve months at December 31, 2012, totaled 89% of the Company’s total AFS securities’ unrealized capital loss, and securities in an unrealized capital loss

Page 18	The Penn Mutual Life Insurance Company

(In Thousands)

position greater than twelve months totaled 11% of the Company’s total AFS securities unrealized capital loss. Of the total amount of securities unrealized capital losses, $28,367 or 93% is related to unrealized capital losses on investment grade securities. Unrealized capital losses on AFS securities with a rating below investment grade represent $2,120 or 7% of the Company’s total AFS securities unrealized capital losses.

The net increase in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses is primarily related to the improvement in the interest rate environment on current year purchases of corporate bonds and an increase in illiquidity premium on current year purchases of commercial mortgage-backed securities offset by a decrease in risk premium in certain corporate bond sectors.

U.S. Treasury/Agency and Non-U.S. Government Securities  Unrealized capital losses on the Company’s investments in U.S. Treasury/Agency and Non-U.S. government securities were $2,686 or 9% of the total unrealized capital losses for debt securities. These were spread over 8 securities and the decline in value is attributable to the improvement in the interest rate environment on current year purchases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. and foreign governments.

States and Political Subdivisions  Unrealized capital losses on the Company’s investments in states and political subdivisions were $1,440 or 5% of the Company’s unrealized losses for debt securities. These were spread over 25 securities and the decline in value is attributable to the liquidity of the particular asset.

Corporate Securities  Unrealized capital losses on corporate securities were $7,450 or 24% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in corporate securities is spread over 60 individual securities with varying interest rates and maturities. Unrealized capital losses for Corporate securities with a fair value below 80% of the security’s amortized cost totaled $0 or 0% of the total unrealized capital losses for corporate securities. Corporate spreads tightened due to an improvement in overall economic conditions and an accompanying improvement in capital markets liquidity and corporate fundamentals.

Residential and Commercial Mortgage-Backed Securities  Unrealized capital losses on mortgage-backed securities were $9,637 or 32% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was illiquidity of the particular asset which management believes is recoverable. These losses were spread across approximately 46 fixed and variable rate securities, 96% of which are investment grade. Mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $0 or 0% of total unrealized capital losses on mortgage-backed securities. Management believes the collateral is sufficient to recover amortized cost. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.

Asset-Backed Securities  Unrealized capital losses on asset-backed securities were $9,237 or 30% of the total unrealized capital losses for debt securities. The unrealized losses on these investments are primarily related to the credit spread widening on certain securities in the banking sector. These capital losses are spread across approximately 42 securities. The Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $3,428 or 37% of the total unrealized capital losses for asset-backed securities.

The following table sets forth the reclassification adjustment which identifies those items in comprehensive income that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

Reclassification Adjustments	2012	2011	2010

Unrealized capital holding gains arising during period, net of taxes	$114,099	$321,920	$133,360
Reclassification adjustment for (gains)/losses included in net income	(13,640)	(8,286)	5,873

Unrealized capital gains on investments, net of reclassification adjustment	$100,459	$313,634	$139,233

2012 Consolidated GAAP Financial Statements	Page 19

(In Thousands)

Reclassification adjustments reported in the above table for the years ended December 31, 2012, 2011, and 2010 are net of income tax expense/(benefit) of $7,345, $4,461, and $(3,162), respectively, and $4,032, $2,690, and $(2,139), respectively, relating to the effects of such amounts on DAC.

EQUITY SECURITIES  During 2012, 2011, and 2010, the proceeds from sales of unaffiliated equity securities amounted to $1,677, $2,822, and $1,161, respectively, with no related realized gains on those sales. The gross losses realized on those sales were $215, $364, and $101, for 2012, 2011, and 2010, respectively.

Unaffiliated equity securities had gross unrealized capital gains of $3 and $0 and gross unrealized capital losses of $629 and $1,142 as of December 31, 2012 and 2011, respectively.

During 2012, 2011, and 2010, the proceeds from sales of affiliated equity securities were $0, $0, and $21,955, respectively. There were no gross unrealized capital gains for affiliated equity securities as of December 31, 2012 and 2011.

ALTERNATIVE ASSETS  The following table presents the Company’s Alternative assets portfolio as of December 31, 2012:

	Carrying Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Venture capital	$95,765	$110,405
MBO	61,219	21,058
Distressed	43,053	42,724
Real asset	39,522	45,833
Mezzanine	31,568	29,834
Hedge Funds	32,784	—	monthly	5 days
Infrastructure*	21,314	230	semi-annually	30 days
Secondaries	5,962	1,835
Fund of funds	3,805	153
Senior Mezzanine	4,552	6,169

Total Alternative assets	$339,544	$258,241

*	Redemption option only applies to one infrastructure fund (Value = $ 8,096; Unfunded Commitment = $ 0)

The investment values are provided per the funds’ capital statements. Significant events that have occurred since the date the values were calculated have been reviewed but are deemed as not being significant. With the exception of three open-ended investments within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund, which flow through the Consolidated Statements of Income, result from the liquidation of the underlying assets.

Venture capital  includes several venture capital funds that make investments in life science and information technology companies. The geographic focus is primarily U.S. with some focus in Canada. Venture capital funds exposure (unfunded commitments + carrying value) is 35% of the Alternative assets portfolio.

MBO  includes several lower middle market management buyout funds (“MBO”) that take controlling positions and work with management to create value. These MBO funds concentrate on the following industries: consumer, healthcare, media, manufacturing and industrial services. The geographic focus is primarily U.S. with some exposure in Europe. MBO asset funds exposure (unfunded commitments + carrying value) is 14% of the Alternative assets portfolio.

Distressed  includes several funds that invest in companies that are in financial distress and/or are undervalued due to discrete extraordinary events. Some of the funds within this category also invests in publicly traded and privately held securities, derivatives and other instruments, primarily in the mortgage, asset-backed, commercial

Page 20	The Penn Mutual Life Insurance Company

(In Thousands)

mortgage-backed and related markets. Investments within this category are made on a global basis. Distressed asset funds exposure (unfunded commitments + carrying value) is 14% of the Alternative assets portfolio.

Real asset  includes investments that focus on energy, timber and real estate. The energy funds concentrate on the acquisition and exploration of oil and gas production in North America. They also consider investments in gathering and processing, energy service and other energy related sector. The timber funds primarily include U.S. timberland properties diversified by geography, age and species. The portfolio also includes one real estate fund and one real estate investment trust fund. The real estate fund purchases participating and non-participating mezzanine loans, mortgages, preferred equity and related investments in smaller and mid size commercial real estate projects located throughout the United States. The real estate investment trust pursues large-scale acquisitions of single-family homes and executes a residential rental strategy throughout the U.S. Real Asset funds exposure relative to the total Alternative assets portfolio for each of these sectors is 8% for energy, 4% for timber, and 2% for real estate.

Senior Mezzanine and Mezzanine  includes investments made in mezzanine securities and middle market companies involved in leveraged transactions. Senior Mezzanine investments are made at the top of the capital structure with significant downside protection, while Mezzanine sits in the middle of the capital structure. Many of the partnerships within these sectors consider an array of investment opportunities, but there is some concentration on media companies. The geographic focus is primarily North America and Europe. Senior Mezzanine and Mezzanine exposure (unfunded commitments + carrying value) is 2% and 10% of the Alternative assets portfolio, respectively.

Hedge Funds  includes two global macro hedge funds in which the Company invests in Class B shares of common stock. The investment strategy is an opportunistic style with the flexibility to establish long, short, or spread positions within the following areas: currency, credit market, credit market spreads, emerging markets, and the equity and copper markets. A shareholder may redeem shares as of the close of business on the last trading day of any upcoming month provided that prior written notice is received by the administrator on the fifth business day prior to the relevant dealing day. Shares are redeemed at the net asset value of the Company as of the redemption date. Hedge fund exposure (unfunded commitments + carrying value) is 5% of the Alternative assets portfolio.

Infrastructure  includes three funds. Some of the assets include toll roads, bridges, pipelines, airports, communication assets and water-waste related assets. One of the funds is open-ended and therefore can be redeemed. Any repurchase of the Company’s interest completed within four years after the initial drawdown date is made at 94% of the investor’s Offering NAV. After four years, repurchase is made at 100% of the investor’s NAV. Infrastructure exposure (unfunded commitments + carrying value) is 4% of the Alternative assets portfolio.

Secondaries  includes two investments. The primary purpose of the first investment is to acquire equity and equity-related securities in venture-backed companies and interests in venture capital investment funds. The firm is headquartered on the West Coast and over 50% of its invested capital is in the Silicon Valley. The second investment considers opportunities on a global basis and across all sectors of the private equity market. The Fund invests its capital principally in limited partner secondaries, synthetic secondaries and alternative investments. Secondary exposure (unfunded commitments + carrying value) is 1% of the Alternative assets portfolio.

Fund of funds  primarily focuses on global investments in private equity, co-investments and secondary market purchases of interests in private equity funds. Fund of funds exposure (unfunded commitments + carrying value) is 1% of the Alternative assets portfolio.

Net unrealized investment capital gains/(losses) on alternative assets that were classified as investment income aggregated $18,145, $(7,637), and $11,691 for the years ended December 31, 2012, 2011, and 2010, respectively. Net unrealized investment capital losses classified as net investment losses were $(326), $(180), and $(935) for the years ended December 31, 2012, 2011, and 2010, respectively. The Company also recognized capital losses of $191 and $14 on closed partnerships in 2012 and 2011, respectively.

As of December 31, 2012, none of these investments exceed 10% of the Company’s assets. The Company recognized realized losses of $1,190 and $14,421 in 2012 and 2011, respectively, associated with other than temporary impairments of certain partnership investments. The Company considered the remaining life of the partnerships and the performance of the underlying assets when evaluating the facts and circumstances surrounding the recovery of the cost of the partnership investments.

2012 Consolidated GAAP Financial Statements	Page 21

(In Thousands)

OTHER INVESTED ASSETS  The components of other invested assets as of December 31, 2012 and 2011 were as follows:

	2012	2011

Derivatives	$39,665	$32,590
Low income housing tax credits	91,239	96,899
Annuity contract	—	50,031
Other	2,943	3,283

Total other invested assets	$133,847	$182,803

Refer to Note 5 for discussion on Derivatives.

The Company invests in LIHTC investments, which generate tax credits for investing in affordable housing projects. Investors in entities operating qualified affordable housing projects receive tax benefits in the form of tax deductions from operating losses and tax credits. The Company has unexpired tax credits relating to these investments with remaining lives ranging between 12-13 years and required holding periods for its LIHTC investments between 15-16 years.

The Company has no LIHTC properties under regulatory review at December 31, 2012. Impairment is determined by comparing the book value of the investment with the present value of future tax benefits. The investment is written down if the book value is higher than the present value and the write-down is accounted for as a realized loss. There were no impairments for 2012. There were no write-downs due to forfeiture of ineligibility.

RESTRICTED ASSETS AND SPECIAL DEPOSITS  Assets of $8,487 and $8,286 at December 31, 2012 and 2011, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included within invested assets in the accompanying Consolidated Balance Sheets.

NET INVESTMENT INCOME  The components of net investment income are summarized as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

AFS securities	$441,391	$404,500	$356,348
Equity securities	187	126	—
Policy loans	37,863	38,333	37,664
Short-term investments	259	28	342
Alternative Assets	43,141	19,886	27,048
Other invested assets	8,351	6,946	7,821
Other investment income	204	120	94

Gross investment income	531,396	469,939	429,317

Less: Investment expense	20,647	19,113	9,510

Net investment income	$510,749	$450,826	$419,807

NET INVESTMENT GAINS/(LOSSES) The components of net investment gains/(losses) on investments were as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

AFS securities	$25,699	$24,615	$13,469
Trading securities	23,700	20,729	13,366
Equity securities and short-term investments	(229)	2,125	1,486
Alternative assets, other invested assets, and equity	(24,714)	(36,830)	(1,258)
Amortization of deferred acquisition costs	(3,065)	(2,268)	(4,677)
Deferred compensation plans and other assets	(111)	(1,165)	5,202

Net investment gains	$21,280	$7,205	$27,588

Page 22	The Penn Mutual Life Insurance Company

(In Thousands)

Note 5.  DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts.

The following table presents the notional and fair values of derivative financial instruments. Fair values showing a gain are reported in Other invested assets. Fair values showing a loss are reported in Other liabilities.

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2012				2011
		Notional Value	Fair Value			Notional Value	Fair Value
	Number		Gain	Loss	Number		Gain	Loss

Cash Flow Hedges:
Interest rate swaps	1	$100,000	$541	$—	2	$130,000	$1,872	$—

Total designated and qualifying hedges	1	$100,000	$541	$—	2	$130,000	$1,872	$—

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,		2012				2011
	Number	Notional Value	Fair Value		Number	Notional Value	Fair Value
			Gain	Loss			Gain	Loss

Interest rate caps	2	$200,000	$—	$—	2	$200,000	$23	$—
Credit default swaps	2	9,000	—	(756)	2	9,000	—	(466)
Equity futures	5,020	373,631	400	(4,648)	5,797	374,293	2,813	(6,133)
Foreign currency forwards	1	20,324	611	—	1	23,188	939	—
Interest rate swaps	9	924,000	174	(12,437)	4	383,000	18,103	—
Inflation swaps	6	175,000	9,889	—	—	—	—	—
Equity options	24	670,500	28,049	—	17	291,000	8,840	—

Total not designated and not qualifying as hedges	5,064	$2,372,455	$39,123	$(17,841)	5,823	$1,280,481	$30,718	$(6,599)

2012 Consolidated GAAP Financial Statements	Page 23

(In Thousands)

The following table presents the components of OCI, before income tax, related to cash flow hedges:

YEARS ENDED DECEMBER 31,	2012	2011

Other comprehensive income, beginning of period	$2,970	$4,018
Losses deferred in OCI on the effective portion of cash flow hedges	(940)	50
Amounts reclassified to net investment gains	(1,367)	(1,098)

Other comprehensive income, end of period	$663	$2,970

The OCI offset is reported within net investment gains/(losses) on the Consolidated Statements of Income.

The impact of derivative instruments reported on the Consolidated Statements of Income in net investment gains/(losses) is reported in the tables below:

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2012		2011
	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)

Cash Flow Hedges:
Interest rate swaps	$1,255	$831	$1,644	$1,059

Total qualifying hedges	$1,255	$831	$1,644	$1,059

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2012		2011
	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)

Interest rate futures	$—	$2,226	$—	$(6,393)
Interest rate caps	—	(23)	—	(578)
Credit Default Swaps	(350)	(290)	(347)	331
Equity futures	—	(69,675)	—	(17,549)
Equity options	—	—	—	9,182
Foreign currency forward	—	(170)	—	939
Interest rate swaps	10,823	(276)	7,174	65,744
Inflation swaps	441	9,889	—	—

Total nonqualifying hedges	$10,914	$(58,319)	$6,827	$51,676

Derivative Instruments Designated and Qualifying as Cash Flow Hedges

The Company has entered into interest rate swaps that qualify for hedge accounting. These have been designated as cash flow hedges of cashflows related to variable rate securities. These interest rate swaps are used to reduce market risks from changes in interest rates. The net receipts/payments from these interest rate swaps are recorded on the Company’s Consolidated Statements of Income as reported in the table above.

The Company’s cash flow hedges are being used to hedge floating rate securities. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate. Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.

Page 24	The Penn Mutual Life Insurance Company

(In Thousands)

The effective portion of the cash flow hedges recorded in other comprehensive income was $663 and $2,970 at December 31, 2012 and 2011, respectively. The ineffective portion of the cash flow hedges recorded as a net investment gain/(loss) was $56 and $(39) as of December 31, 2012 and 2011, respectively.

The Company de-designated a $200,000 notional interest rate swap that had been designated as a three-year cash flow hedge of fixed income securities in 2008. Of the $2,943 that was recorded in OCI as of December 31, 2008, $425 was reclassified to net investment income as of December 31, 2010.

During the year ending December 31, 2012, the Company discontinued cash flow hedge accounting for one interest rate swap with a notional value of $30,000 because the forecasted transitions are not expected to occur. This resulted in $424 that was recorded in OCI at December 31, 2011 being reclassified to net investment income as of December 31, 2012.

During the years ending December 31, 2011, and 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted.

Derivative Instruments Designated and Qualifying as Fair Value Hedges

For fair value hedges, changes in the fair value of derivatives are reported in a manner that is consistent with the hedged asset or liability.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company enters into interest rate caps, interest rate and equity futures, credit default swaps, forward contracts and put options that do not qualify for hedge accounting.

These instruments are carried at fair value. Instruments with a positive fair value are reported in Other invested assets. Instruments with a negative fair value are reported in Other liabilities. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company may use “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Foreign currency forwards are used to hedge the risk embedded in the Company’s investment in Euro-denominated alternative assets. The Company uses interest rate swaps to reduce market risks from changes in interest rates; the Company uses inflation swaps as an economic hedge to reduce inflation risk associated with inflation-indexed liabilities.

The Company offers a variety of variable annuity programs with guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into interest and equity futures and put options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers Indexed Universal Life products which have an embedded option with guaranteed returns. The Company uses call spread options for protection from rising equity levels and rising volatility. During 2012 and 2011 the Company realized gains/(losses) related to investments in call spread options of $9,106 and $(3,605), respectively, which are recorded in operating income.

During 2010, the Company closed one credit default swap with a notional value of $5,000 and recognized a realized gain of $558 in net investment gains.

CREDIT RISK

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating. Additionally, the agreements with the

2012 Consolidated GAAP Financial Statements	Page 25

(In Thousands)

counterparties allow for contracts in a positive position to be offset by contracts in a negative position. This right of offset, combined with the collateral obtained from counterparties, reduces the Company’s exposure. Cash of $27,519 and $30,470 were held at December 31, 2012 and 2011, respectively. The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment. Cash of $510 was posted with a counterparty on a credit default swap position as of December 31, 2010.

As of December 31, 2012 and 2011, the Company pledged collateral for futures contracts of $44,872 and $34,276, respectively. Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

At December 31, 2012 and 2011, the Company maintained claims related to certain derivatives associated with the bankruptcy of Lehman Brother Holdings, Inc. in 2008. At December 31, 2012, the recoverability of the claims has been determined to be 40% of the net derivative claims remaining. The claims are being carried at a value, net of the initial recovery in 2012, of $5,373 and $7,195, as of December 31, 2012 and 2011, respectively.

Note 6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE MEASUREMENT  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Prices for assets classified as Level 2 are primarily provided by an independent pricing service using observable inputs. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models, market approach and other similar techniques. Prices may be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness based on the Company’s understanding of the market but are not further corroborated with other additional observable market information.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections

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(In Thousands)

describe the valuation methodologies used to determine fair values as well as the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

The fair value process is monitored by an internal Valuation Group, which meets at least quarterly. The Valuation Group consists of financial and investment professionals and utilizes additional subject matter experts as applicable. The purpose of the Valuation Group is to monitor the Company’s asset valuation policies and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues, changes to valuation methodologies and pricing sources. To assess the continuing appropriateness of third party pricing service security valuations, the Valuation Group regularly monitors the prices, reviews price variance reports and compares prices to alternate sources for a sample of securities on a periodic basis. In addition, the Company performs an initial and ongoing review of the third party pricing services methodologies, reviews inputs and assumptions used for a sample of securities on a periodic basis and performs back testing on recent trades. Pricing challenges are raised on valuations considered not reflective of market and are monitored by the Valuation Group.

AFS SECURITIES  The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or comparison of significant inputs used by the pricing service to the Company’s observations of those inputs in the market. Consistent with the fair value hierarchy described above, securities with quoted market prices or corroborated valuations from pricing services are generally reflected within Level 2. Inputs considered to be standard for valuations by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally. Inputs considered are: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices, as applicable. Also included in Level 2 are private placement securities. There are several private placement bonds that are priced externally by an asset management firm with expertise in the security type utilizing the discounted cash flows methodology applied through an industry standard analytical and valuation platform. Inputs considered are: public corporate bond spreads, industry sectors, average life, internal and external ratings, security structure, liquidity spreads, credit spreads and yield curves, as applicable. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain privately placed commercial mortgage backed, asset backed trust preferred, public debt, and certain private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation. As of December 31, 2012 and 2011, there were no such over-rides that in aggregate were material. Significant inputs used in valuing the Company’s Level 3 debt securities include: issue specific credit adjustments, illiquidity premiums, estimation of future collateral performance cash flows, default rate assumptions, acquisition cost, market activity for securities considered comparable and non-binding quotes from certain market participants. Certain of these inputs, as described further in the fair value methodology and significant input table within Footnote 7, are considered unobservable, as not all market participants will have access to this data.

2012 Consolidated GAAP Financial Statements	Page 27

(In Thousands)

TRADING SECURITIES  The fair values of most publicly traded securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. Level 2 securities include those not actively traded and priced based on similar assets traded in active markets and securities where the fair value is based on vendor prices. All other securities are priced as Level 3.

EQUITY SECURITIES  Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the Company’s fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy.

SHORT-TERM INVESTMENTS  Short-term investments consist of money market funds carried at Level 1 and short term debt securities carried at Level 2.

OTHER INVESTED ASSETS  Derivatives with a positive fair value are recorded as Other invested assets. Derivatives with a negative fair value are recorded as Other liabilities. The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparty utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, credit spreads, market volatility, expected returns and liquidity as well as other factors. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades, comparison with internal valuations estimated through use of valuation models maintained on an industry standard analytical and valuation platform, or comparison of all significant inputs used in broker quotes to the Company’s observations of those inputs in the market. Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures. Exchange traded futures and exchange traded put options are valued using quoted prices in active markets and are classified within Level 1 in the Company’s fair value hierarchy. A significant portion of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the Company’s fair value hierarchy. These investments include: interest rate swaps, interest rate caps and put options. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS  Separate Account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

VARIABLE ANNUITY LIVING BENEFIT RIDERS  The Company’s liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB and GMWB. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in net investment gains/(losses).

The fair values of the GMAB and GMWB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using appropriate rates that take into consideration the Company’s own risk of nonperformance. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rates and equity market assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed regularly, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized are unobservable and are considered to be

Page 28	The Penn Mutual Life Insurance Company

(In Thousands)

significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy. During 2012, the assumptions that were reviewed and updated included the mortality rates, lapse rates, volatility and nonperformance risk. These assumption changes resulted in a $12,200 decrease to reserves.

INDEXED UNIVERSAL LIFE CONTRACTS  The Company’s liability for future policy benefits includes general account liabilities for interest credits indexed to the S&P 500 in excess of the guaranteed rates on indexed universal life contracts. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in operating earnings as part of benefits paid to policyholders and beneficiaries.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value as of December 31, 2012, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
AFS Securities:
U.S Treasury/Agency and non- U.S. government securities	$48,966	$386,088	$—	$435,054
States and political subdivisions	—	1,293,427	6,850	1,300,277
Corporate securities	—	4,747,255	1,513	4,748,768
Residential MBS	—	721,187	—	721,187
Commercial MBS	—	1,661,919	121,694	1,783,613
Asset-backed securities	—	524,315	108,299	632,614
Redeemable preferred stocks	—	21,578	1,352	22,930

Total AFS Securities	48,966	9,355,769	239,708	9,644,443
Trading securities	3,540	312,210	774	316,524
Equity securities	16,813	—	960	17,773
Short-term investments	98,176	—	—	98,176
Other invested assets	400	39,265	—	39,665

Total investments	167,895	9,707,244	241,442	10,116,581
Separate account assets(1)	5,432,604	—	—	5,432,604

Total assets	$5,600,499	$9,707,244	$241,442	$15,549,185

Liabilities:
Derivatives	$(4,649)	$(13,193)	$—	$(17,842)
Future policy benefits	—	—	(115,945)	(115,945)
Securities sold not purchased	(34,455)	(38,199)	—	(72,654)

Total Liabilities	$(39,104)	$(51,392)	$(115,945)	$(206,441)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

2012 Consolidated GAAP Financial Statements	Page 29

(In Thousands)

The following table presents the financial instruments carried at fair value as of December 31, 2011, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total
Assets:
AFS Securities:
U.S Treasury/Agency and non-U.S. government securities	$174,278	$368,989	$—	$543,267
States and political subdivisions	—	1,206,374	6,556	1,212,930
Corporate securities	—	3,964,350	—	3,964,350
Residential MBS	—	1,263,473	—	1,263,473
Commercial MBS	—	1,293,453	—	1,293,453
Asset-backed securities	—	354,426	248	354,674
Redeemable preferred stocks	—	21,517	2,936	24,453

Total AFS Securities	174,278	8,472,582	9,740	8,656,600
Trading securities	5,346	117,610	799	123,755
Equity securities	11,363	—	—	11,363
Short-term investments	29,751	—	—	29,751
Other invested assets	2,813	29,777	—	32,590

Total investments	223,551	8,619,969	10,539	8,854,059
Separate account assets(1)	4,640,495	—	—	4,640,495

Total assets	$4,864,046	$8,619,969	$10,539	$13,494,554

Liabilities:
Derivatives	$(6,133)	$(466)	$—	$(6,599)
Future policy benefits	—	—	(137,009)	(137,009)
Securities sold not purchased	(10,720)	(3,823)	—	(14,543)

Total Liabilities	$(16,853)	$(4,289)	$(137,009)	$(158,151)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  The tables below include a rollforward of the balance sheet amounts for the years ended December 31, 2012 and 2011 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. During 2012, approximately $108,042 of assets were transferred into Level 3 due to use of unobservable inputs in estimating fair value, primarily illiquidity premiums or due to reliance on single broker quotes. During 2012, there were no assets transferred out of Level 3. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

Page 30	The Penn Mutual Life Insurance Company

(In Thousands)

	States and Political Sub- Divisions(1,2)	Corporate Securities(1,2)	Commercial Mortgage- Backed Securities(1,2)	Asset-Backed Securities(1,2)	Redeemable Preferred Stock(1,2)	Equity Securities(1,2)	Trading Securities(3)	Total Assets	Future Policy Benefit — Total Liabilities

Balance January 1, 2012	$6,556	$—	$—	$248	$2,936	$—	$799	$10,539	$(137,009)
Transfers in	—	—	—	108,042	—	—		108,042	—
Transfers out	—	—	—	—	—	—		—
Total gains/ losses (realized/unrealized) included in:
Income	—	—	—	—	—	—		—	18,369
OCI	369	—	(477)	9	(9)	—	(13)	(121)	—
Amortization/Accretion	—	—	477	—	—	—	—	477	—
Purchases/Sales:
Purchases	—	1,513	121,694	—	—	960	8	124,175	2,695
Sales	(75)	—	—	—	(1,575)	—	(20)	(1,670)	—

Balance December 31, 2012	$6,850	$1,513	$121,694	$108,299	$1,352	$960	$774	$241,442	$(115,945)

	States and Political Sub- Divisions(1,2)	Corporate Securities(1,2)	Commercial Mortgage- Backed Securities(1,2)	Asset-Backed Securities(1,2)	Redeemable Preferred Stock(1,2)	Equity Securities(1,2)	Trading Securities(3)	Total Assets	Future Policy Benefit — Total Liabilities
Balance January 1, 2011	$8,009	$—	$—	$285	$11,962	$—	$3,050	$23,306	$(51,310)
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	(123)	(123)	—
Total gains or losses (realized/unrealized) included in:
Income	—	—	—	—	—	—	—	—	(87,473)
OCI	(1,203)	—	—	(37)	174	—	113	(953)	—
Amortization/Accretion	—	—	—	—	—	—	—	—	—
Purchases/Sales:
Purchases	—	—	—	—	—	—	46	46	1,774
Sales	(250)	—	—	—	(9,200)	—	(2,287)	(11,737)	—

Balance December 31, 2011	$6,556	$—	$—	$248	$2,936	$—	$799	$10,539	$(137,009)

(1)	Total gains/(losses) included in earnings are reported as net investment gains/(losses)
(2)	Amortization/accretion is reported as net investment income
(3)	Total gains/(losses) included in other comprehensive income are reported as net investment gains/(losses)

2012 Consolidated GAAP Financial Statements	Page 31

(In Thousands)

Fair value for index credits in excess of guaranteed rates in indexed universal life contracts were transferred into Level 3 since fair value calculations rely on certain unobservable inputs, such as the Company’s experience assumptions.

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31,2012:

	Trading Securities — Total Assets	Future Policy Benefit — Total Liabilities

Net Investment Income	$(12)	$(18,369)
Net Investment Gains	—	—

Total	$(12)	$(18,369)

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31,2011:

	Trading Securities — Total Assets	Future Policy Benefit — Total Liabilities

Net Investment Income	$—	$—
Net Investment Gains	57	87,473

Total	$57	$87,473

The following summarizes the fair value, valuation techniques and significant unobservable inputs of the Level 3 fair value measurements that were developed as of December 31, 2012:

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Rate/ Range or /weighted avg.

Assets:
Investments
AFS Securities
States and political subdivisions	$6,850	Market Approach(1)	Observed prices of other comparable securities	Price range of $77.5 - $92.5 (wtd avg of $85.6)

Corporate and equity securities	2,473	Discounted cash flows(2)	Enterprise valuation multiple/ Discount rate	4.5 multiple/ 15%

Commercial MBS	121,694	Broker quote(3)	Not available	N/A

Asset-backed securities	79,950	Discounted cash flows(4)	Illiquidity premium	Rate range 0.75 - 2.5% (wtd avg of 2.28%)

	24,204	Broker quote(5)	Not available	N/A

	4,145	Market approach(6)	Comparable security spread	5.9%

Redeemable preferred stocks	1,352	Discounted cash flow(4)	Illiquidity premium	1%

Trading securities	774	Recent Trades	Observed trades	N/A

Total Investments	$241,442

Page 32	The Penn Mutual Life Insurance Company

(In Thousands)

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Rate/ Range or /weighted avg.

Liabilities:
Future policy benefits:
GLB reserves embedded derivatives	(115,945)	Monte Carlo simulation	Lapse rates(7)	0.5% - 30.0%

			Non-performance risk(8)	1.00% - 3.00%
			Mortality(9)	(12)
			Inflation(10)	1.00% - 3.50%
			Volatility(11)	1.00% - 26.0%

(1)	Valuations of these municipal auction rate securities are based upon observed trade prices or upon a weighted average of recently observed trades on assets considered comparable.
(2)	The Company estimates the fair value of a $1,513 corporate bond and a $960 common stock using a cash flow model which applies an enterprise valuation multiplier to future cash flows projected, discounted to present value.
(3)	These privately placed commercial mortgage backed securities trade infrequently and are valued based upon a single indicative, non-binding broker quote which is updated regularly. The significant inputs are not developed by the Company and are not reasonably available. On a regular basis, management reviews the quote with the broker for reasonableness.
(4)	The process used to value the $69,950 of trust preferred securities consists of determining the current market price and credit spread of the underlying floating rate security that will be received at maturity of the trust.
That value is then discounted based upon a rate consisting of the applicable swap yield to maturity, the discount margin and an illiquidity premium established by management.
The process used to value the $10,000 privately placed bond consists of a discounted cash flow analysis using a spread from a benchmark curve and incorporating an illiquidity premium.
The illiquidity premiums shown used in the valuation of each of these assets represent estimated market participant composites of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(5)	Broker quoted fair values on these asset backed securities represent indicative, non-binding quotes developed by a single market maker. The significant inputs are not developed by the Company and are not reasonably available.
(6)	Valuation of this privately placed bond is estimated by applying a spread from the U.S. Treasury curve derived from a security considered comparable.
(7)	The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rates during the surrender charge period for variable annuity contracts.
(8)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(9)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as occupation, will die.
(10)	The inflation rate input represents the estimated rate of increase of the American dollar.
(11)	The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(12)	Based on the “Annuity 2000 Mortality Table” developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for the Company’s mortality input.

FINANCIAL INSTRUMENTS FOR WHICH CARRYING VALUE APPROXIMATES FAIR VALUE

Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These instruments include cash and short-term investments.

2012 Consolidated GAAP Financial Statements	Page 33

(In Thousands)

The methodology for determining the fair value for the Company’s financial instruments that are carried at fair value can be found earlier in this note.

Alternative assets and Other invested assets, which consists primarily of LIHTC, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

The fair values of the Company’s liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company’s investment strategy is designed to minimize interest risk by managing product features and the durations and anticipated cash flows of the Company’s assets and liabilities.

Debt includes Company issued surplus notes, where fair value is based on indicative broker quotes.

Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the fair value of the corresponding separate account assets. Therefore, carrying value approximates fair value.

The following table discloses the Company’s financial instruments that are not carried at fair value:

		2012		2011
	Level	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Financial Assets:
Alternative assets	3	$339,544	$339,544	$303,139	$303,139
Other invested assets	3	94,182	94,182	150,213	150,213
Cash	1	92,963	92,963	133,412	133,412

Total financial assets		$526,689	$526,689	$586,764	$586,764

Financial Liabilities:
Investment-type contracts
Individual annuities	3	$1,842,888	$1,904,540	$1,777,558	$1,819,015
Other policyholder funds	3	209,873	209,873	214,613	214,613

Total policyholder funds		2,052,761	2,114,413	1,992,171	2,033,628
Debt	2	388,907	487,616	388,762	388,762
Separate account liabilities	1	5,432,604	5,432,604	4,640,495	4,640,495

Total financial liabilities		$7,874,272	$7,935,924	$7,021,428	$7,062,885

Note 7.  SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC  The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $5,208,286 and $4,437,625 at December 31, 2012 and 2011, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of Penn Series Funds, Inc. and other non-proprietary funds.

Separate Accounts Not Registered with the SEC  The Company also maintains separate accounts, which are not registered with the SEC, with assets of $234,511 and $211,497 at December 31, 2012 and 2011, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Page 34	The Penn Mutual Life Insurance Company

(In Thousands)

Note 8.  DAC AND SALES INDUCEMENTS

The following table illustrates the roll forward of the Company’s DAC balance:

YEARS ENDED DECEMBER 31,	2012	2011

Balance at beginning of year	$675,759	$763,874
Current year additions	269,417	237,368
Unrealized gains	(10,406)	(201,559)
Amortized during year, net of interest and unlocking	(125,419)	(123,924)

Balance at end of year	$809,351	$675,759

Most of the Company’s DAC asset is amortized over the estimated life of the book of business at a constant rate based on the present value of the estimated gross profits expected to be realized. The present value of estimated gross profits is computed using an expected investment yield or interest crediting rate, projected mortality and lapse rates. As actual experience varies, the DAC asset is required to be written up or down as the Company “unlocks” the DAC assumptions and resets the assumptions based on more current information. For projecting investment returns that would be applied to determine future variable account value growth and the associated profit margins, the Company uses a common industry approach that is generally referred to as Reversion to the Mean (“RTM”).

Sales Inducements

The Company has deferred annuity policies in-force that contain sales inducements, which are capitalized and then amortized into income in the future. Capitalized sales inducements are included in Other assets and are amortized using the same methodology and assumptions used to amortize DAC.

Changes in sales inducements are as follows:

	2012	2011

Beginning balance	$53,570	$53,343
Additional amounts deferred	9,172	8,332
Amortization	(7,525)	(8,105)

Ending balance	$55,217	$53,570

Note 9.  GUARANTEED MINIMUM ANNUITY BENEFITS

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

RETURN OF PREMIUM  provides the greater of the account value or total deposits made to the contract less any partial withdrawals and transfers, which is referred to as “net purchase payments”. This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP  provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR  provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

2012 Consolidated GAAP Financial Statements	Page 35

(In Thousands)

The following table summarizes the account values, net amount at risk (amount of death benefit in excess of account value), net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2012	2011

Account value	$4,525,322	$3,740,645
Net amount at risk	109,790	219,828
GAAP Reserves	8,502	6,832

The reserve calculation uses a process that includes a stochastic modeling component. 200 scenarios are modeled during the process and the result is the creation of excess death benefits, which are cash payments due to death over and above the existing account value. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company has variable annuity contracts that have GMAB and GMAB/GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMWB, with inflation protection, provides for a minimum amount of income at retirement. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this Rider has an inflation adjustment applied to the Guaranteed Withdrawal Amount. The following table summarizes the account values and reserves for the different benefit types as of December 31, 2012:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves

GMAB	977	$3,411	$87,231	$90,642	$414
GMWB w/inflation	10,056	36,799	1,314,058	1,350,857	59,096
GMAB/WB	13,450	87,300	1,752,292	1,839,592	39,378

Total	24,483	$127,510	$3,153,581	$3,281,091	$98,888

The following table summarizes the account values and reserves for the different benefit types as of December 31, 2011:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves

GMAB	756	$3,454	$62,456	$65,910	$1,358
GMWB w/inflation	8,899	31,898	1,056,709	1,088,607	63,851
GMAB/WB	10,634	51,273	1,283,906	1,335,179	66,963

Total	20,289	$86,625	$2,403,071	$2,489,696	$132,172

The guaranteed living benefits are considered to be derivatives. For information on the fair value for these derivatives, see Note 5. Changes in these values are recorded in net investment gains/(losses).

Page 36	The Penn Mutual Life Insurance Company

(In Thousands)

Note 10.  INCOME TAXES

The federal income tax expense is as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

Current	$(3,080)	$(12,767)	$(37,416)
Deferred	55,688	27,901	62,475

Total federal income tax expense	$52,608	$15,134	$25,059

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

Tax expense at 35%	$63,816	$35,613	$36,426
(Decrease)/increase in income taxes resulting from:
Dividends received deduction	(6,242)	(5,777)	(4,829)
Tax exempt income	(1,471)	(1,561)	(1,469)
Sale of subsidiary	—	(12,334)	—
Prior period adjustment	(598)	(1,051)	577
Tax reserve	—	150	(4,886)
COLI	(3,714)	(690)	(3,147)
Other	817	784	2,387

Income tax expense	$52,608	$15,134	$25,059

The change in net deferred income tax expense to net deferred income tax liability is comprised of the following:

	2012	2011	Change

Total deferred tax assets	$80,422	$85,232	$(4,810)
Total deferred tax liabilities	699,556	593,669	105,887

Net deferred tax liability	$(619,134)	$(508,437)	$(110,697)
Tax effect of unrealized capital gains/(losses)			51,911

Change in net income tax			(58,786)
Items reflected directly through equity/other			(535)
Loss Carryforward			6,713

Deferred income tax expense			$(52,608)

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

DECEMBER 31,	2012	2011

Deferred tax assets:
Policyholders’ dividends payable	$—	$4,970
Allowances for investment losses	9,984	15,701
Employee benefit liabilities	48,837	57,769
LIHTC	11,558	2,311
Loss Caryyforward	10,021	—
Other	22	4,481

Total deferred tax asset	$80,422	$85,232

2012 Consolidated GAAP Financial Statements	Page 37

(In Thousands)

DECEMBER 31,	2012	2011

Deferred tax liabilities:
Future policy benefits	$108,120	$63,893
DAC	262,842	257,119
Unrealized investment gains	318,877	266,966
Investments	9,717	3,836
Other	—	1,855

Total deferred tax liability	699,556	593,669

Tax currently receivable	(16,984)	(18,004)

Accrued income taxes	$602,150	$490,433

Cash (received)/paid for federal income taxes in 2012, 2011, and 2010 was $(6,037), $(31,715), and $925, respectively.

There were no unrecognized tax benefits as of December 31, 2012 and 2011.

The Company recognizes penalties and/or interest as a component of tax expense. During the years ended December 31, 2012 and 2011, the Company did not recognize or accrue penalties or interest. Therefore, the was no unrecognized tax positions reserve as of December 31, 2012 and 2011.

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2007. Tax years 2008, 2009, and 2010 are under review.

Note 11.  REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

December 31, 2012:
Life Insurance in-force	$91,756,278	$1,243,758	$21,756,442	$71,243,594
Premiums	373,183	1,368	27,372	347,179
Benefits	639,348	2,028	73,431	567,945
Reserves	8,477,834	3,351	319,294	8,161,891

December 31, 2011:
Life Insurance in-force	$82,284,022	$1,305,446	$20,200,601	$63,388,867
Premiums	327,594	1,403	27,602	301,395
Benefits	627,629	2,704	95,831	534,502
Reserves	7,657,762	8,019	332,187	7,333,594

During 2010, the Company had gross premiums of $281,935, assumed premiums of $1,425, ceded premiums of $30,042, gross benefits of $618,709, assumed benefits of $2,567, and ceded benefits of $109,481.

Reinsurance recoverables with a carrying value of $201,043 and $200,751 were associated with a single reinsurer at December 31, 2012 and 2011, respectively. This recoverable is secured by investment grade securities with a market value of $220,408 and $245,552, respectively held in trust.

Page 38	The Penn Mutual Life Insurance Company

(In Thousands)

Note 12.  DEBT

On July 1, 2010, the Company issued a Surplus Note (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040. The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2012 and 2011, the amortized cost basis of the 2010 Note was $191,763 and $191,677, respectively.

On June 23, 2004, the Company issued a Surplus Note (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2012 and 2011, the amortized cost basis of the 2004 Note was $197,144 and $197,085, respectively.

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2012, the Company had debt of $76,100 which was collateralized by customer-owned securities valued at approximately $1,921, Company owned securities valued at $169,875 and remaining bank loans of $129,954, which includes bank overdrafts of $44,154, which were not collateralized.

At December 31, 2011, the Company had debt of $6,200 which was collateralized by customer-owned securities valued at approximately $9,437, Company owned securities valued at $44,612 and remaining bank loans, including bank overdrafts of $44,057, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2012 and 2011, the weighted average interest rates on these borrowings were 1.02% and 1.04%, respectively.

At December 31, 2012, customer margin securities of $253,705 and stock borrowings of approximately $1,352,047 were available to the Company to utilize as collateral on various borrowings or other purposes. The Company utilized $1,921 of these available securities as collateral for bank loans and $1,309,672 in stock loan agreements.

The Company had utilized $44,014 and $51,949 as of December 31, 2012 and 2011, respectively, of securities owned by customers as collateral for Option Clearing Corporation (“OCC”) margin requirements.

The Company has entered into repurchase agreements with financial institutions, however there were no open positions as of December 31, 2012 and 2011.

Note 13.  BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS  The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and non qualified pension plans effective December 31, 2005. Therefore, there no further benefits are accrued for participants.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS  The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

2012 Consolidated GAAP Financial Statements	Page 39

(In Thousands)

The Plan was amended, for retirements on or after January 1, 2010, to change the eligibility requirements for pre-65 benefits for employees and benefited producers with credited service starting on or after January 1, 2000. Those with credited service starting between January 1, 2000 and January 1, 2010 had their eligibility for pre-65 benefits changed from at least age 55 with 10 years of service to at least age 55 and age plus service equal to 70. Those hired after January 1, 2010 will have their eligibility changed to at least age 55 and age plus service equal to 75. This amendment resulted in a shortened duration of benefits for covered spouses of all employees and benefited producers with credited service starting after January 1, 1990. Benefits used to extend to covered spouses up to age 65 even if the participant retiree was no longer covered. This amendment ends spouse benefits when the participant retiree’s coverage ends at the participant’s age 65.

The Plan was amended as of December 31, 2010. The Board of the Company approved a change in retiree health benefits which provides that the increase in the Company’s subsidy in years after 2011 will be no greater than 2.5% higher than the previous year’s subsidy. Future employee contributions will include any increase in costs beyond that level. This amendment reduced the benefit obligation by $6,777 as of December 31, 2010.

OTHER PLANS  The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans. Certain company contributions in excess of allowable qualified plan limits may also be credited to these plans. The compensation that has been deferred and any excess company contributions have been accrued, and the other expense related to this plan is earnings on the deferred amounts. To hedge against volatility for the investment earnings credited, the Company purchased corporate-owned life insurance contracts.

BENEFIT OBLIGATIONS  Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Change in benefit obligation
Benefit obligation at beginning of year	$153,562	$144,866	$27,175	$29,269
Service cost	—	—	655	528
Interest cost	7,642	7,836	1,218	1,225
Plan amendment	—	—	—	—
Actuarial (gain)/loss	22,410	8,236	2,625	(1,475)
Benefits paid	(8,012)	(7,376)	(1,900)	(2,372)

Benefit obligation at end of year	$175,602	$153,562	$29,773	$27,175

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Discount rate	4.00%	5.00%	3.75%	4.50%
Rate of compensation increase	N/A	N/A	N/A	N/A

Page 40	The Penn Mutual Life Insurance Company

(In Thousands)

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS  The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31.

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Change in plan assets:
Fair value of plans assets at beginning of year	$145,704	$133,521	$—	$—
Actual return on plan assets	17,710	16,793	—	—
Employer contribution	2,677	2,765	1,900	2,372
Benefits paid	(8,012)	(7,375)	(1,900)	(2,372)

Fair value of plan assets at end of year	$158,079	$145,704	$—	$—

The fair values of the financial instruments in Company’s pension plan assets as of December 31, 2012 are as follows:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity securities	$100,910	$—	$—	$100,910
Corporate Securities	25,991	—	—	25,991
U.S. Treasury securities	31,136	—	—	31,136

Total	$158,037	$—	$—	$158,037

The fair values of the financial instruments in Company’s pension plan assets as of December 31, 2011 are as follows:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity securities	$86,639	$—	$—	$86,639
Corporate Securities	29,332	—	—	29,332
U.S. Treasury securities	29,733	—	—	29,733

Total	$145,704	$—	$—	$145,704

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. In December 2011, the company decided to change the target allocation of the plan from a 50/50 target allocation between equity securities and Treasuries to a 60/20/20 allocation between equity securities, corporate bonds and Treasuries. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability

2012 Consolidated GAAP Financial Statements	Page 41

(In Thousands)

measurement and investment objectives are reviewed on a regular basis. The Company’s pension plan asset allocation at December 31, 2012 and 2011, and the current target allocations are as follows:

	2012 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2012	2011

Equity securities	60.0%	63.8%	59.5%
Corporate Bonds	20.0%	16.5%	20.1%
U.S. Treasury securities	20.0%	19.7%	20.4%

Total	100.0%	100.0%	100.0%

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET  The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition. The following table sets forth the funded status of the plans as of December 31, 2012 and 2011 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Consolidated Balance Sheet.

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Benefit Obligation	$(175,601)	$(153,562)	$(29,773)	$(27,175)
Fair value of plan assets	158,079	145,704	—	—

Funded Status	$(17,522)	$(7,858)	$(29,773)	$(27,175)

Amount recognized in balance sheet:
Prepaid pension asset	$13,501	$19,322	$—	$—
Accrued benefit liability	(31,023)	(27,180)	(29,773)	(27,175)

Net amount recognized	$(17,522)	$(7,858)	$(29,773)	$(27,175)

The qualified pension plan was over funded by $13,501 and $19,322 as of December 31, 2012 and 2011, respectively. The non-qualified pension plans are not funded and have total projected benefit obligations of $31,023 and $27,180 as of December 31, 2012 and 2011, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $31,023, $31,023 and $0, respectively as of December 31, 2012. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,180, $27,180 and $0, respectively as of December 31, 2011.

As of December 31, 2012 and 2011, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

Page 42	The Penn Mutual Life Insurance Company

(In Thousands)

NET PERIODIC COST  Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ending December 31, 2012 and 2011 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Current year actuarial loss/(gain)	$14,717	$630	$2,625	$(1,475)
Amortization of actuarial loss	(899)	(753)	(132)	—
Amortization of prior service credit	—	—	959	959

Total recognized in other comprehensive income	$13,818	$(123)	$3,452	$(516)

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2013 consist of:

	Pension Benefits	Other Postretirement Benefits

Actuarial loss	$1,538	$222
Prior service credit	—	(959)

Total	$1,538	$(737)

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Service cost	$—	$—	$655	$528
Interest cost	7,642	7,836	1,218	1,225
Expected return on plan assets	(10,017)	(9,188)	—	—
Amortization of prior service cost	—	—	(959)	(959)
Amount of recognized gains	899	753	132	—

Total net periodic (benefit)/cost	$(1,476)	$(599)	$1,046	$794

Total recognized in net periodic benefit cost and other comprehensive income	$13,818	$(123)	$4,498	$(278)

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Discount rate	5.00%	5.50%	4.5%	4.80%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A

The expected long-term rate of return on plan assets was 7.00% in 2012 and 7.00% in 2011. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns

2012 Consolidated GAAP Financial Statements	Page 43

(In Thousands)

achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2012		2011
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	8.85%	6.40%	9.40%	6.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2019	2019

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components	$126	$(110)
Effect of postretirement benefit obligation	1,896	(1,673)

ACTUAL CONTRIBUTIONS AND BENEFITS  The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Employer Contributions	$2,677	$2,765	$1,900	$2,372
Benefits Paid	(8,012)	(7,375)	(1,900)	(2,372)

CASH FLOWS The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2013, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,763 and $2,393, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2012 and 2011. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits

2013	$8,493	$2,393
2014	8,898	2,316
2015	9,247	2,272
2016	9,610	2,211
2017	9,895	2,164
Years 2018-2022	52,391	10,265

Total	$98,534	$21,621

Page 44	The Penn Mutual Life Insurance Company

(In Thousands)

DEFINED CONTRIBUTION PLANS  The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2012, 2011, and 2010, the expense recognized for these plans was $7,385, $6,909, and $6,229, respectively. The estimated fair value of the defined contribution plans’ assets at December 31, 2012 and 2011 was $443,630 and $402,704, respectively.

At December 31, 2012 and 2011, $109,942 and $103,056, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 14.  COMMITMENTS, CONTINGENCIES AND UNCERTAINITIES

LEASES  The Company has entered into various leases, primarily for field offices. As of December 31, 2012 future minimum payments under noncancellable leases are as follows:

For the year ending:	Operating Leases

2013	$126,501
2014	106,124
2015	86,506
2016	69,802
2017	55,553
Thereafter	45,215

INVESTMENTS  In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2012, the Company had outstanding commitments totaling $310,325 relating to these investment activities. The fair value of these commitments approximates the face amount.

LITIGATION  The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position, liquidity, or results of operations the outcome of litigation or regulatory examinations cannot be foreseen with certainty.

In 2012, a putative class action complaint was filed against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of an alleged statutorily prescribed limit. The matter is in the initial pleading stages. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

UNCLAIMED PROPERTY  Significant attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies use the Social Security Master Death File (“SSMDF”) to identify deceased policy and contract holders. During 2012, the Company completed a review of its inforce policies to match all policies inforce over the last 25 years to the SSMDF. For the years ended December 31, 2012 and 2011, $11,985 and $3,733, respectively, has been recognized in Benefits paid to policyholders and beneficiaries.

The Company received notification from 14 states of their intent to examine compliance with their respective abandoned and unclaimed property acts. It is possible that other jurisdictions may pursue similar examinations. These actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company’s procedures. While the Company is not currently able to estimate these additional possible costs, the Company does not believe they will have a material impact to its financial position or liquidity.

2012 Consolidated GAAP Financial Statements	Page 45

(In Thousands)

LOW INTEREST RATE ENVIRONMENT  A period of sustained low interest rates could negatively impact the Company’s profitability as the interest margin could decline. The interest margin is the difference between the earned rate on general account assets and the credited rate on policyholder funds. As interest rates decline, cash received is reinvested in lower yielding instruments. Our products such as fixed annuities and fixed universal life have guaranteed credited rates. Declines in our interest margin or instances where the returns on our general account investments are not enough to support the interest rate guarantees on these products could have a material adverse effect on our businesses or results of operations.

In periods when interest rates are declining or remain at low levels, we may have to reinvest the cash we receive as interest or return of principal on our investments in lower yielding instruments reducing our interest margin. Moreover, borrowers may prepay fixed-income securities and mortgage-backed securities in our general account in order to borrow at lower market rates, which exacerbates this risk. Lowering interest crediting rates helps to mitigate the effect of margin compression on some of our products. However, because we are entitled to reset the interest rates on our fixed rate annuities and fixed universal life only at limited, pre-established intervals, and since many of our contracts have guaranteed minimum interest or crediting rates, our margin could still decrease and potentially become negative.

Our expectation for future interest margin is an important component in the amortization of deferred acquisition costs (“DAC”) as it affects the future profitability of the business. Currently, new money rates continue to be at historically low levels. If interests rates were to remain low over a sustained period of time, this would put additional pressure on our interest margin, potentially resulting in unlocking of our DAC assets, thereby reducing net income in the affected reporting period.

During period of low interest rates, policy reserves may not be sufficient to meet future obligations and may need to be strengthened, which would reduce net income in that reporting period. No additional policyholder reserves were established in 2012 or 2011 as a result of the low interest rate environment.

GUARANTY FUNDS  The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2012 and 2011 was $870 and $820, respectively. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

Note 15.  STATUTORY FINANCIAL INFORMATION

STATUTORY ACCOUNTING PRINCIPLES  PML is required to file statements with the Pennsylvania Department of Insurance and PIA files with the Delaware Department of Insurance in accordance with statutory accounting practices prescribed or permitted as codified by the NAIC, which is a comprehensive basis of accounting other than GAAP. The Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains/(losses) on the sale of fixed income investments, resulting from changes in the general level of interest rates.

STATUTORY NET INCOME AND SURPLUS  The combined insurance companies’ statutory capital and surplus at December 31, 2012 and 2011 was $1,495,390 and $1,542,748, respectively. The combined insurance companies’ net loss, determined in accordance with statutory accounting practices, for the years ended December 31, 2012, 2011, and 2010, was $63,055, $3,470, and $49,303, respectively.

RISK-BASED CAPITAL  Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size

Page 46	The Penn Mutual Life Insurance Company

(In Thousands)

and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of PML’s and PIA’s actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. At December 31, 2012, the Company’s surplus exceeds these minimum levels.

Note 16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2012 and through the Consolidated Financial Statement date of issuance of February 15, 2013 and has determined that there were no subsequent events requiring recognition of disclosure in the financial statements.

2012 Consolidated GAAP Financial Statements	Page 47

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

© 2013 The Penn Mutual Life Insurance Company and The Penn Insurance & Annuity Company, Philadelphia, PA 19172 www.pennmutual.com

PM6091 05/13

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities - December 31, 2012

Statements of Operations – For the Year Ended December 31, 2012

Statements of Changes in Net Assets – For the Years Ended December 31, 2012 and 2011

Notes to Financial Statements – December 31, 2012

Financial Statements of The Penn Mutual Life Insurance Company:

Independent Auditor’s Report

Consolidated Balance Sheets for the Years Ended December 31, 2012 and 2011

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2012, 2011 and 2010

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2012, 2011 and 2010

Consolidated Statements of Cash Flows for the Years Ended December 31, 2012, 2011 and 2010

Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Penn Mutual Variable Annuity Account III. Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (the “Registrant”) on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(b)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62825), as filed with the U.S. Securities and Exchange Commission on April 27, 1999 (EDGAR Accession No. 0000950116-99-000834).

2.		Not applicable.

3.	(a)(1)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

	(a)(2)	Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(b)	Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(c)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(d)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(e)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(f)	Schedule A to the Broker-Dealer Selling Agreement (PM5749 05/12). Incorporated herein by reference to Exhibit 3(f) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

4.	(a)(i)	Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on September 14, 2001 (EDGAR Accession No. 0000950116-01-500817).

	(a)(ii)	Individual Variable and Fixed Annuity Contract with Flexible Purchase Payments. Incorporated herein by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on September 28, 2010 (EDGAR Accession No. 0001193125-10-218767).

	(b)	Rider – Guaranteed Minimum Death Benefit – Rising Floor (GDBRF-00). Incorporated herein by reference to Exhibit 4(b) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

	(c)	Rider – Guaranteed Minimum Death Benefit – Step Up (GDBSU-98). Incorporated herein by reference to Exhibit 4(c) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

	(d)	Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(e)	Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(f)	Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on February 24, 1999 (EDGAR Accession No. 0000950116-99-000291).

	(g)	Rider – Estate Enhancement Rider (EEDB-01). Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 20, 2001 (EDGAR Accession No. 0000950116-98-000692).

	(h)	Rider – Death Benefit Enhancement – Step Up. Incorporated herein by reference to Exhibit 4(d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the U.S. Securities and Exchange Commission on May 22, 2002 (EDGAR Accession No. 0000950116-02-001203).

	(i)	Rider – Death Benefit Enhancement – Rising Floor. Incorporated herein by reference to Exhibit 4(c) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the U.S. Securities and Exchange Commission on May 22, 2002 (EDGAR Accession No. 0000950116-02-001203).

	(j)	Rider – Optional Guaranteed Minimum Accumulation Benefit. Incorporated herein by reference to Exhibit 4(j) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the U.S. Securities and Exchange Commission on April 28, 2006 (EDGAR Accession No. 0000950116-06-001384).

	(k)	Rider – Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit. Incorporated herein by reference to Exhibit 4(k) to the Registrant’s Registration Statement on Form N-4 (File No. 333-88824), as filed with the U.S. Securities and Exchange Commission on April 28, 2006 (EDGAR Accession No. 0000950116-06-001384).

	(l)	Rider – Guaranteed Lifetime Withdrawal Benefit. Incorporated herein by reference to Exhibit 4(I) to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on April 30, 2007 (EDGAR Accession No. 0000893220-07-001538).

	(m)	Rider – Growth and Income Advantage. Incorporated herein by reference to Exhibit (4)(q) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-4 (File No.333-62811), as filed with the U.S. Securities and Exchange Commission on April 24, 2009 (EDGAR Accession No. 0001104659-09-026746).

	(n)	Rider – Purchasing Power Protector. Incorporated herein by reference to Exhibit (4)(r) to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 24, 2009 (EDGAR Accession No. 0001104659-09-026746).

	(o)	Rider – Guaranteed Minimum Withdrawal Benefit With Inflation Adjustment Rider. Incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on September 28, 2010 (EDGAR Accession No. 0001193125-10-218767).

5.	(a)	Application (Form PM0678) for Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on September 14, 2001 (EDGAR Accession No. 0000950116-01-500817).

6.	(a)	Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(b)	By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

7.		None.

8.	(a)(1)	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

	(a)(2)	Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(a)(3)	Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662), as filed with the U.S. Securities and Exchange Commission on April 30, 1997 (EDGAR Accession No. 0000950109-97-003328).

	(b)	Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 (Fie No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 23, 2002 (EDGAR Accession No. 0001036050-98-001504).

	(c)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(d)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

	(e)	Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (File No. 33-83120), as filed with the U.S. Securities and Exchange Commission on April 30, 1998 (EDGAR Accession No. 0000950109-97-003327).

9.		Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on December 6, 2001 (EDGAR Accession No. 0000950116-01-501231).

10.	(a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

	(b)	Consent of Counsel, Bingham McCutchen LLP, is filed herewith.

11.		Not applicable.

12.		Not applicable.

13.	(a)	Powers of Attorney for Messrs. Cook, Santomero, Lillie, Notebaert, Rock, Boehne, Chappel and Mesdame Carter. Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

	(b)	Power of Attorney for Mesdame Pudlin is filed herewith.

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

Name and Principal Business Address*	Position and Offices with Depositor
Eileen C. McDonnell	President and Chief Executive Officer
David O’Malley	Chief Operating Officer
Robert E. Chappell	Chairman of the Board
Kevin T. Reynolds	Senior Vice President and Chief Legal Officer
Susan T. Deakins	Senior Vice President and Chief Financial officer
Edward G. Boehne	Trustee of Penn Mutual
Joan P. Carter	Trustee of Penn Mutual
William R. Cook	Trustee of Penn Mutual
Charisse R. Lillie	Trustee of Penn Mutual
Helen P. Pudlin	Trustee of Penn Mutual
Edmond F. Notebaert	Trustee of Penn Mutual
Robert H. Rock	Trustee of Penn Mutual
Anthony M. Santomero	Trustee of Penn Mutual

*	Unless otherwise noted, the principal business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware
Independence Capital Management, Inc.	Investment Adviser	Pennsylvania
Penn Series Funds, Inc.	Investment Company	Maryland
Penn Janney Fund, Inc.	Investments	Pennsylvania
Penn Mutual Payroll Administration	Payroll	Pennsylvania
Independence Square Properties, LLC*	Holding Company	Delaware
Penn Janney Advisory, Inc.**	Investment Advisor	Pennsylvania
Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania
ILS Holdings LLC	Holding Company	Delaware

*	Independence Square Properties, LLC is 95.45% owned by Penn Mutual and 4.55% owned by The Penn Insurance and Annuity Company.

**	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott, LLC.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Walnut O Corporation	Investments	Pennsylvania
Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware
LEAP Systems, LLC	Software	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
JMS Resources, Inc.	Investments	Pennsylvania
Parker/Hunter Asset Management, LLC	Investments	Delaware
Penn Janney Advisory, Inc.*	Investment Advisor	Pennsylvania

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott, LLC.

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Item 27.	Number of Contract Owners

As of March 31, 2013, there were:

7,922 – owners of qualified individual variable annuity contracts – PennFreedom

1,833 – owners of qualified individual variable annuity contracts – Inflation Protector

4,546 – owners of nonqualified individual variable annuity contracts – PennFreedom

614 – owners of nonqualified individual variable annuity contracts – Inflation Protector

Item 28.	Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to this Registration Statement and are incorporated in this registration statement by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc.—Directors and Officers*

Michelle A. Barry	President, Chief Executive Officer
Jason R. Albino	Chief Compliance Officer
Thomas H. Harris	Senior Vice President, Distribution
Michael W. Williams	Assistant Vice President, Distribution
Marcia DeLong	Director, Producer Compensation and CL&R
Timothy N. Donahue	Managing Director, Operations and Supervision
James G. Murray	Tax Director
Franklin L. Best, Jr.	Counsel and Secretary
Stacey N. Polakowski	Treasurer and Controller

* The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, Inc.	$465,791	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)	to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and the Commonwealth of Pennsylvania, on the 19th day of April, 2013.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 has been signed below by the following persons, in the capacities indicated, on the 19th day of April, 2013.

Signature	Title

/s/ Eileen C. McDonnell Eileen C. McDonnell	President and Chief Executive Officer

/s/ David O’Malley David O’Malley	Chief Operating Officer

*ROBERT E. CHAPPELL	Chairman of the Board of Trustees

*EDWARD G. BOEHNE	Trustee

*JOAN P. CARTER	Trustee

*WILLIAM R. COOK	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*EDMOND F. NOTEBAERT	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

(10)(a)	Consent of PricewaterhouseCoopers LLP

(10)(b)	Consent of Bingham McCutchen LLP

(13)(b)	Power of Attorney for Mesdame Pudlin